UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Keith A. Namiot

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Shareholder Report

June 30, 2025

Guardian Core Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$27	0.53%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$342,414,581
Total # of Portfolio Holdings	221
Portfolio Turnover Rate	98%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	45.1
Corporate Bonds & Notes	24.2
Agency Mortgage-Backed Securities	19.8
Asset-Backed Securities	8.9
Non-Agency Mortgage-Backed Securities	3.7
Cash/Other Assets and Liabilities	(1.7)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 2/29/2032	14.0
U.S. Treasury Notes, 4.000%, due 2/28/2030	9.7
U.S. Treasury Bonds, 4.625%, due 11/15/2044	8.6
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.0
U.S. Treasury Notes, 4.250%, due 2/15/2028	2.7
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.2
Uniform Mortgage-Backed Security, 2.000%, due 7/1/2054	1.9
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.6
Uniform Mortgage-Backed Security, 2.500%, due 7/1/2055	1.5
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.4
Total	48.6

Guardian Core Fixed Income VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Core Plus Fixed Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$41	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$150,359,381
Total # of Portfolio Holdings	444
Portfolio Turnover Rate	67%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.7
Agency Mortgage-Backed Securities	31.1
Asset-Backed Securities	15.9
U.S. Government Securities	15.3
Non-Agency Mortgage-Backed Securities	10.1
Senior Secured Loans	2.2
Foreign Government	0.3
Cash/Other Assets and Liabilities	(18.6)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.500%, due 11/15/2054	4.0
U.S. Treasury Bonds, 4.625%, due 11/15/2044	2.8
U.S. Treasury Notes, 3.750%, due 4/30/2027	2.4
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.0
U.S. Treasury Notes, 4.000%, due 3/31/2030	2.0
Uniform Mortgage-Backed Security, 5.500%, due 8/1/2039	2.0
Government National Mortgage Association, 5.500%, due 7/20/2054	1.9
Government National Mortgage Association, 6.000%, due 7/20/2054	1.6
U.S. Treasury Bonds, 3.375%, due 8/15/2042	1.4
Uniform Mortgage-Backed Security, 2.500%, due 8/1/2054	1.3
Total	21.4

Guardian Core Plus Fixed Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Core Plus Fixed Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Diversified Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$49	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$108,388,055
Total # of Portfolio Holdings	132
Portfolio Turnover Rate	49%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.0
Financials	13.9
Communication Services	10.5
Health Care	9.4
Consumer Discretionary	9.3
Industrials	7.4
Consumer Staples	5.5
Energy	3.3
Materials	3.0
Utilities	2.7
Real Estate	2.1
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.8
NVIDIA Corp.	7.3
Amazon.com, Inc.	4.9
Apple, Inc.	4.3
Meta Platforms, Inc., Class A	3.7
Alphabet, Inc., Class A	3.2
Broadcom, Inc.	3.2
Cisco Systems, Inc.	1.9
Tesla, Inc.	1.9
Mastercard, Inc., Class A	1.8
Total	40.0

Guardian Diversified Research VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Diversified Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Global Utilities VIP Fund

This semi-annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$57	1.07%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$45,509,507
Total # of Portfolio Holdings	27
Portfolio Turnover Rate	19%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	60.1
Europe	23.9
Asia-Pacific	6.4
United Kingdom	4.6
South America	3.7
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NextEra Energy, Inc.	6.4
American Electric Power Co., Inc.	6.4
E.ON SE	6.2
Engie SA	5.8
Sempra	5.7
Iberdrola SA	5.5
Enel SpA	5.1
National Grid PLC	4.6
Dominion Energy, Inc.	4.6
Atmos Energy Corp.	4.4
Total	54.7

Guardian Global Utilities VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Global Utilities VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Growth & Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$49	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$101,416,112
Total # of Portfolio Holdings	74
Portfolio Turnover Rate	26%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	23.1
Health Care	18.0
Industrials	17.1
Consumer Staples	9.0
Information Technology	8.7
Consumer Discretionary	6.6
Energy	6.2
Communication Services	5.9
Materials	2.8
Real Estate	1.0
Cash/Other Assets and Liabilities	1.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.3
Berkshire Hathaway, Inc., Class B	3.9
Philip Morris International, Inc.	3.8
Johnson & Johnson	3.7
Walmart, Inc.	3.3
RTX Corp.	3.2
Texas Instruments, Inc.	2.6
S&P Global, Inc.	2.5
EOG Resources, Inc.	2.5
Fiserv, Inc.	2.2
Total	32.0

Guardian Growth & Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Growth & Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian All Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$43	0.84%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$239,447,224
Total # of Portfolio Holdings	179
Portfolio Turnover Rate	28%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	28.5
Financials	14.0
Industrials	12.5
Consumer Discretionary	11.0
Health Care	10.3
Communication Services	9.1
Consumer Staples	4.6
Energy	3.1
Real Estate	2.2
Utilities	2.2
Materials	2.1
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	7.2
Amazon.com, Inc.	4.7
NVIDIA Corp.	4.0
Meta Platforms, Inc., Class A	3.2
Apple, Inc.	3.1
Alphabet, Inc., Class A	2.9
Broadcom, Inc.	2.8
JPMorgan Chase & Co.	2.1
Mastercard, Inc., Class A	1.7
TransUnion	1.5
Total	33.2

Guardian All Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian All Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Balanced Allocation VIP Fund

This semi-annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$46	0.91%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$212,889,597
Total # of Portfolio Holdings	383
Portfolio Turnover Rate	87%

What were the Fund’s portfolio holdings? (as of June 30, 2025)

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	66.5
Fixed Income	32.8
Cash/Other Assets and Liabilities	0.7

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	5.8
Microsoft Corp.	4.9
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.7
Wells Fargo & Co.	2.7
Broadcom, Inc.	2.4
Alphabet, Inc., Class A	2.4
Philip Morris International, Inc.	2.1
Sempra	1.9
Apple, Inc.	1.8
Total	30.5

Guardian Balanced Allocation VIP Fund

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	21.2
Financials	9.2
Communication Services	8.2
Consumer Discretionary	7.9
Health Care	6.5
Industrials	3.9
Consumer Staples	3.0
Energy	2.3
Utilities	1.9
Materials	1.6
Real Estate	0.8

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	15.6
Agency Mortgage-Backed Securities	8.5
Corporate Bonds & Notes	7.0
Asset-Backed Securities	1.2
Non-Agency Mortgage-Backed Securities	0.8
Exchange-Traded Funds	0.5
Municipals	0.3
Foreign Government	0.3
Agency Mortgage-Backed Securities TBA Sale Commitments	(1.4)
Cash/Other Assets and Liabilities	0.7
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Balanced Allocation VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Equity Income VIP Fund

This semi-annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$30	0.58%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$926,918,284
Total # of Portfolio Holdings	71
Portfolio Turnover Rate	158%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	19.2
Health Care	14.5
Industrials	13.2
Consumer Staples	9.5
Information Technology	9.1
Energy	8.8
Utilities	8.6
Real Estate	6.0
Materials	5.0
Consumer Discretionary	4.0
Communication Services	0.9
Cash/Other Assets and Liabilities	1.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Bank of America Corp.	3.1
Johnson & Johnson	2.7
JPMorgan Chase & Co.	2.6
UnitedHealth Group, Inc.	2.5
ConocoPhillips	2.3
Merck & Co., Inc.	2.2
PACCAR, Inc.	2.0
American International Group, Inc.	2.0
Gilead Sciences, Inc.	1.9
Unilever PLC, ADR	1.8
Total	23.1

Guardian Equity Income VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Equity Income VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Select Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$48	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$179,730,111
Total # of Portfolio Holdings	203
Portfolio Turnover Rate	32%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	22.3
Financials	17.8
Consumer Discretionary	12.9
Information Technology	11.6
Health Care	8.4
Real Estate	6.8
Materials	5.8
Consumer Staples	5.2
Energy	3.7
Utilities	2.8
Communication Services	1.2
Government	0.2
Cash/Other Assets and Liabilities	1.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Howmet Aerospace, Inc.	1.7
Bancorp, Inc.	1.6
HEICO Corp., Class A	1.5
Popular, Inc.	1.5
XPO, Inc.	1.4
American Financial Group, Inc.	1.3
Carlisle Cos., Inc.	1.3
ITT, Inc.	1.1
Esab Corp.	1.1
Masimo Corp.	1.1
Total	13.6

Guardian Select Mid Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Select Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Small-Mid Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$51	1.04%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$230,413,289
Total # of Portfolio Holdings	74
Portfolio Turnover Rate	42%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	24.4
Financials	19.7
Information Technology	16.6
Consumer Discretionary	12.1
Health Care	9.7
Materials	7.3
Real Estate	6.0
Energy	2.6
Consumer Staples	1.3
Cash/Other Assets and Liabilities	0.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.6
Air Lease Corp.	2.5
Carlisle Cos., Inc.	2.2
National Vision Holdings, Inc.	2.2
QXO, Inc.	2.0
API Group Corp.	1.9
Dynatrace, Inc.	1.9
WNS Holdings Ltd.	1.9
HealthEquity, Inc.	1.9
Planet Fitness, Inc., Class A	1.8
Total	20.9

Guardian Small-Mid Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small-Mid Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Strategic Large Cap Core VIP Fund

This semi-annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$47	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$197,459,109
Total # of Portfolio Holdings	84
Portfolio Turnover Rate	22%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	33.2
Financials	16.8
Industrials	11.0
Health Care	10.1
Consumer Discretionary	9.2
Communication Services	8.1
Consumer Staples	5.3
Utilities	2.6
Energy	1.9
Real Estate	0.9
Cash/Other Assets and Liabilities	0.9
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.6
Apple, Inc.	4.3
Broadcom, Inc.	3.4
NVIDIA Corp.	3.2
Alphabet, Inc., Class C	2.8
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	2.4
Visa, Inc., Class A	2.2
Intuit, Inc.	2.0
McKesson Corp.	1.9
Total	33.5

Guardian Strategic Large Cap Core VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Strategic Large Cap Core VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Integrated Research VIP Fund

This semi-annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$44	0.86%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$267,675,003
Total # of Portfolio Holdings	66
Portfolio Turnover Rate	16%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	32.5
Financials	14.1
Communication Services	11.2
Consumer Discretionary	10.3
Industrials	10.1
Health Care	8.3
Consumer Staples	4.9
Energy	2.9
Materials	2.0
Utilities	1.9
Real Estate	1.2
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	8.3
Microsoft Corp.	7.9
Apple, Inc.	6.5
Amazon.com, Inc.	5.1
Alphabet, Inc., Class A	4.1
Broadcom, Inc.	3.6
Meta Platforms, Inc., Class A	3.4
JPMorgan Chase & Co.	2.5
Mastercard, Inc., Class A	2.2
Eli Lilly & Co.	2.1
Total	45.7

Guardian Integrated Research VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Integrated Research VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian International Equity VIP Fund

This semi-annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$62	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$215,417,141
Total # of Portfolio Holdings	100
Portfolio Turnover Rate	14%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	20.5
Industrials	16.5
Health Care	15.4
Consumer Discretionary	12.5
Information Technology	12.3
Consumer Staples	8.3
Communication Services	6.1
Materials	2.6
Utilities	2.3
Energy	2.3
Real Estate	0.6
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

SAP SE (Germany)	3.2
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.5
Shell PLC (United Kingdom)	2.3
Roche Holding AG (Switzerland)	2.2
ASML Holding NV (Netherlands)	2.0
AstraZeneca PLC (United Kingdom)	2.0
Sony Group Corp. (Japan)	2.0
Allianz SE (Germany)	1.9
Banco Bilbao Vizcaya Argentaria SA (Spain)	1.8
Unilever PLC (United Kingdom)	1.7
Total	21.6

Guardian International Equity VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	47.2
Asia-Pacific	28.1
United Kingdom	19.2
North America	4.9
Cash/Other Assets and Liabilities	0.6
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Equity VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian International Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$62	1.16%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$75,743,256
Total # of Portfolio Holdings	68
Portfolio Turnover Rate	25%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	26.4
Financials	17.4
Consumer Discretionary	13.4
Information Technology	13.3
Health Care	10.0
Materials	5.8
Consumer Staples	5.5
Communication Services	4.8
Utilities	1.6
Real Estate	0.8
Cash/Other Assets and Liabilities	1.0
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Safran SA (France)	4.5
Sony Group Corp. (Japan)	4.2
Air Liquide SA (France)	4.0
SAP SE (Germany)	3.0
Hitachi Ltd. (Japan)	2.7
RELX PLC (United Kingdom)	2.5
Cie Financiere Richemont SA, Class A (Switzerland)	2.5
Schneider Electric SE (France)	2.4
London Stock Exchange Group PLC (United Kingdom)	2.4
Rolls-Royce Holdings PLC (United Kingdom)	2.4
Total	30.6

Guardian International Growth VIP Fund

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	46.3
Asia-Pacific	31.0
United Kingdom	20.8
North America	0.9
Cash/Other Assets and Liabilities	1.0
Total	100.0

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian International Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Large Cap Disciplined Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$44	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$371,835,080
Total # of Portfolio Holdings	53
Portfolio Turnover Rate	30%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	51.2
Communication Services	15.4
Consumer Discretionary	11.5
Financials	7.1
Health Care	6.0
Industrials	4.4
Consumer Staples	2.2
Materials	1.0
Real Estate	0.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	13.4
Microsoft Corp.	10.8
Apple, Inc.	10.8
Amazon.com, Inc.	6.4
Broadcom, Inc.	5.0
Alphabet, Inc., Class A	5.0
Meta Platforms, Inc., Class A	5.0
Eli Lilly & Co.	2.7
Mastercard, Inc., Class A	2.7
Netflix, Inc.	2.7
Total	64.5

Guardian Large Cap Disciplined Growth VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Large Cap Disciplined Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$50	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$84,929,008
Total # of Portfolio Holdings	87
Portfolio Turnover Rate	27%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	23.4
Industrials	15.8
Information Technology	12.1
Health Care	10.6
Consumer Staples	9.3
Consumer Discretionary	6.9
Energy	6.7
Materials	5.6
Communication Services	4.6
Utilities	4.5
Cash/Other Assets and Liabilities	0.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.5
Philip Morris International, Inc.	3.0
Amazon.com, Inc.	2.2
Uber Technologies, Inc.	2.0
U.S. Foods Holding Corp.	2.0
Honeywell International, Inc.	1.9
Oracle Corp.	1.9
Cencora, Inc.	1.9
Walt Disney Co.	1.9
CRH PLC	1.8
Total	23.1

Guardian Large Cap Disciplined Value VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Disciplined Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Large Cap Fundamental Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$51	1.00%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$188,991,229
Total # of Portfolio Holdings	120
Portfolio Turnover Rate	23%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	31.0
Consumer Discretionary	18.7
Health Care	14.0
Communication Services	10.4
Financials	10.1
Industrials	8.9
Consumer Staples	2.2
Materials	2.0
Energy	1.5
Real Estate	0.8
Cash/Other Assets and Liabilities	0.4
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	11.7
Amazon.com, Inc.	10.7
Microsoft Corp.	6.0
Alphabet, Inc., Class A	4.7
Apple, Inc.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6
Mastercard, Inc., Class A	2.5
Eli Lilly & Co.	2.4
Meta Platforms, Inc., Class A	2.4
Visa, Inc., Class A	2.4
Total	49.3

Guardian Large Cap Fundamental Growth VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Large Cap Fundamental Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Mid Cap Relative Value VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$54	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$102,860,020
Total # of Portfolio Holdings	70
Portfolio Turnover Rate	17%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Industrials	24.5
Financials	16.4
Health Care	9.7
Materials	9.4
Real Estate	8.9
Utilities	7.2
Consumer Discretionary	6.4
Energy	5.9
Consumer Staples	5.6
Information Technology	5.4
Cash/Other Assets and Liabilities	0.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Keurig Dr. Pepper, Inc.	2.9
AerCap Holdings NV	2.9
American Electric Power Co., Inc.	2.9
CBRE Group, Inc., Class A	2.9
Labcorp Holdings, Inc.	2.7
Carlisle Cos., Inc.	2.6
Arch Capital Group Ltd.	2.5
Vulcan Materials Co.	2.4
Jefferies Financial Group, Inc.	2.4
FirstEnergy Corp.	2.4
Total	26.6

Guardian Mid Cap Relative Value VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Relative Value VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Mid Cap Traditional Growth VIP Fund

This semi-annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$55	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$46,046,362
Total # of Portfolio Holdings	78
Portfolio Turnover Rate	10%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Information Technology	26.8
Industrials	26.3
Health Care	13.1
Financials	12.8
Consumer Discretionary	7.8
Utilities	4.7
Real Estate	3.0
Communication Services	2.9
Materials	1.6
Consumer Staples	0.6
Energy	0.4
Cash/Other Assets and Liabilities	(0.0)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Constellation Software, Inc.	5.1
SS&C Technologies Holdings, Inc.	3.7
Flex Ltd.	3.6
Intact Financial Corp.	3.5
Ferguson Enterprises, Inc.	2.8
AppLovin Corp., Class A	2.6
Boston Scientific Corp.	2.6
LPL Financial Holdings, Inc.	2.4
Teledyne Technologies, Inc.	2.4
Liberty Media Corp.-Liberty Formula One, Class C	2.3
Total	31.0

Guardian Mid Cap Traditional Growth VIP Fund

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Mid Cap Traditional Growth VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Multi-Sector Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$48	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$167,727,501
Total # of Portfolio Holdings	343
Portfolio Turnover Rate	138%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Non-Agency Mortgage-Backed Securities	34.5
Corporate Bonds & Notes	33.6
Asset-Backed Securities	17.6
Senior Secured Loans	10.5
Agency Mortgage-Backed Securities	7.2
Exchange-Traded Funds	4.6
Common Stocks	0.3
Cash/Other Assets and Liabilities	(8.3)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Janus Henderson Emerging Markets Debt Hard Currency ETF	4.6
Uniform Mortgage-Backed Security, 5.500%, due 7/1/2054	1.7
Uniform Mortgage-Backed Security, 3.500%, due 7/1/2054	1.2
Connecticut Avenue Securities Trust, Class 1B1, 6.256%, due 2/25/2045	1.1
Freddie Mac STACR REMIC Trust, Class M2, 6.105%, due 11/25/2041	1.1
Homeward Opportunities Fund Trust, Class A1, 5.476%, due 3/25/2040	1.1
Connecticut Avenue Securities Trust, Class 1B1, 6.006%, due 1/25/2045	1.1
Freddie Mac STACR REMIC Trust, Class M2, 5.755%, due 10/25/2044	1.1
Freddie Mac STACR REMIC Trust, Class M2, 5.955%, due 2/25/2045	1.1
Connecticut Avenue Securities Trust, Class 2B1, 6.305%, due 7/25/2044	1.1
Total	15.2

Guardian Multi-Sector Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Multi-Sector Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Short Duration Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$24	0.47%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$133,098,965
Total # of Portfolio Holdings	80
Portfolio Turnover Rate	137%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	36.5
Asset-Backed Securities	26.3
Agency Mortgage-Backed Securities	25.9
U.S. Treasury Bills	7.5
Non-Agency Mortgage-Backed Securities	1.5
Cash/Other Assets and Liabilities	2.3
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.2
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.9
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	4.9
Federal National Mortgage Association, 3.000%, due 5/1/2037	4.7
Federal National Mortgage Association, 3.000%, due 4/1/2033	4.0
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.3
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.3
GMF Floorplan Owner Revolving Trust, Class C, 4.880%, due 3/15/2029	2.2
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.2
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.2
Total	34.9

Guardian Short Duration Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Short Duration Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Small Cap Value Diversified VIP Fund

(formerly, Guardian Small Cap Core VIP Fund)

This semi-annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$52	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$177,270,056
Total # of Portfolio Holdings	93
Portfolio Turnover Rate	114%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Sector Allocation

(% of Total Net Assets)

Financials	21.8
Industrials	20.0
Information Technology	11.6
Materials	9.8
Energy	7.6
Consumer Discretionary	6.5
Health Care	6.4
Real Estate	5.9
Utilities	5.5
Communication Services	1.4
Consumer Staples	1.3
Cash/Other Assets and Liabilities	2.2
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

Silicon Motion Technology Corp.ADR	2.9
BGC Group, Inc., Class A	2.4
Kemper Corp.	2.4
BrightView Holdings, Inc.	2.2
Brixmor Property Group, Inc.	2.0
Teleflex, Inc.	1.9
Enterprise Financial Services Corp.	1.9
Hanover Insurance Group, Inc.	1.9
Enovis Corp.	1.9
Air Lease Corp.	1.9
Total	21.4

Guardian Small Cap Value Diversified VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Small Cap Value Diversified VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian Total Return Bond VIP Fund

This semi-annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$40	0.80%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$201,429,599
Total # of Portfolio Holdings	208
Portfolio Turnover Rate	92%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	40.7
U.S. Government Securities	23.8
Asset-Backed Securities	22.7
Non-Agency Mortgage-Backed Securities	9.0
Foreign Government	2.1
Municipals	0.1
Cash/Other Assets and Liabilities	1.6
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	12.5
U.S. Treasury Bonds, 4.500%, due 11/15/2054	5.9
U.S. Treasury Notes, 4.250%, due 1/31/2030	3.7
Carlyle U.S. CLO Ltd., Class CR2, 6.269%, due 10/21/2037	1.5
Octagon Loan Funding Ltd., Class CRR, 6.786%, due 11/18/2031	1.1
OHA Credit Funding 3 Ltd., Class CR2, 6.019%, due 1/20/2038	1.0
U.S. Treasury Bonds, 4.250%, due 2/15/2054	0.9
Deutsche Bank AG, 5.403%, due 9/11/2035	0.9
TIAA CLO IV Ltd., Class A2R, 6.019%, due 1/20/2032	0.9
Westlake Automobile Receivables Trust, Class A3, 6.240%, due 7/15/2027	0.8
Total	29.2

Guardian Total Return Bond VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian Total Return Bond VIP Fund

Semi-Annual Shareholder Report

June 30, 2025

Guardian U.S. Government/Credit VIP Fund

(formerly, Guardian U.S. Government Securities VIP Fund)

This semi-annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners). This report describes Fund changes that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$37	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Annualized. Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Fund Statistics

(as of June 30, 2025)

FUND STATISTICS	fund
Total Net Assets	$141,797,647
Total # of Portfolio Holdings	165
Portfolio Turnover Rate	116%

What were the Fund’s portfolio holdings?

(as of June 30, 2025)

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	51.9
Corporate Bonds & Notes	41.6
Asset-Backed Securities	3.9
Agency Mortgage-Backed Securities	3.6
Non-Agency Mortgage-Backed Securities	1.1
Cash/Other Assets and Liabilities	(2.1)
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.250%, due 1/31/2030	5.4
U.S. Treasury Notes, 4.125%, due 1/31/2027	3.9
U.S. Treasury Notes, 2.625%, due 5/31/2027	3.8
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.7
U.S. Treasury Notes, 3.625%, due 8/31/2029	3.5
U.S. Treasury Notes, 4.125%, due 10/31/2029	3.4
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.4
U.S. Treasury Notes, 4.375%, due 7/15/2027	3.0
U.S. Treasury Notes, 4.125%, due 2/28/2027	2.9
U.S. Treasury Notes, 4.375%, due 8/31/2028	2.7
Total	35.7

Guardian U.S. Government/Credit VIP Fund

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Availability of Additional Information

The Fund’s Prospectus, Summary Prospectus, Statement of Additional Information, as well as other information such as the Fund's financial statements, portfolio holdings, and proxy voting information, are available, free of charge, on the Fund’s website at https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Householding

Unless you have instructed the Fund otherwise, only one copy of this shareholder report may be mailed to multiple contract owners who share a mailing address (a “Household”). If you do not want the mailing of your shareholder reports to be combined with those of other members of your Household in the future, or if you are receiving multiple copies and would rather receive just one copy for your Household, please contact us at the address or telephone number listed above.

Scan for additional information.

Guardian U.S. Government/Credit VIP Fund

Item 1. (continued)

(b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of Item 7 of this Form N-CSR.

(b)	None.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Core Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 19.8%

Federal Home Loan Mortgage Corp. 2.00% due 11/1/2035	$3,600,512	$3,313,777
2.00% due 1/1/2052	513,480	412,363
2.00% due 2/1/2052	1,349,323	1,082,667
2.00% due 3/1/2052	922,122	737,979
4.00% due 10/1/2037	321,062	315,814
4.00% due 6/1/2052	1,612,878	1,504,314
4.50% due 9/1/2052	422,586	405,340
5.50% due 9/1/2053	3,707,095	3,738,129
6.00% due 10/1/2053	3,342,713	3,403,455

Federal National Mortgage Association 2.50% due 2/1/2037	1,275,170	1,194,233
2.50% due 5/1/2051	1,343,563	1,134,082
2.50% due 4/1/2052	1,574,433	1,323,590
3.00% due 11/1/2051	549,995	476,035
3.00% due 3/1/2052	574,568	498,827
3.00% due 4/1/2052	105,727	92,750
3.00% due 5/1/2052	3,973,947	3,443,195
3.50% due 10/1/2052	2,941,419	2,653,039
5.00% due 12/1/2039	1,440,813	1,451,262
5.00% due 2/1/2053	269,131	264,785
5.50% due 1/1/2054	977,859	978,938
6.00% due 9/1/2053	241,945	246,480
6.00% due 5/1/2055	196,032	201,636

Government National Mortgage Association 2.00% due 10/20/2050	4,724,677	3,853,932
2.50% due 4/20/2050	2,841,389	2,423,334
2.50% due 7/20/2054(1)	150,000	127,446
2.50% due 8/20/2054(1)	250,000	212,425
3.00% due 5/20/2052	1,799,999	1,592,231
3.50% due 7/20/2052	545,420	498,396
3.50% due 8/20/2052	349,168	319,091
3.50% due 10/20/2052	97,965	89,496
3.50% due 8/20/2054(1)	450,000	407,876
4.00% due 8/20/2054(1)	1,000,000	929,304
4.50% due 4/20/2055	997,320	954,614
5.00% due 5/20/2055	1,124,999	1,105,369
5.00% due 6/20/2055	375,000	368,456
5.50% due 7/20/2054(1)	1,750,000	1,752,048
6.00% due 1/20/2055	2,949,344	2,992,749

Uniform Mortgage-Backed Security 2.00% due 7/1/2039(1)	1,100,000	1,004,682
2.00% due 7/1/2054(1)	8,250,000	6,528,868
2.00% due 8/1/2054(1)	3,550,000	2,810,929
2.50% due 7/1/2055(1)	6,000,000	4,975,470
3.00% due 7/1/2054(1)	100,000	86,501
4.50% due 7/1/2054(1)	1,100,000	1,052,097
5.00% due 7/1/2054(1)	1,500,000	1,470,272
6.00% due 7/1/2054(1)	600,000	609,798
6.00% due 8/1/2054(1)	1,200,000	1,218,672
6.50% due 8/1/2054(1)	1,700,000	1,752,496

Total Agency Mortgage-Backed Securities (Cost $67,723,031)		68,009,242

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 8.9%

AASET LLC Series 2022-1A, Class A 6.00% due 5/16/2047(2)	$1,174,976	$1,191,844

ALTDE Trust Series 2025-1A, Class A 5.90% due 8/15/2050(2)	734,529	749,208

Ares LIV CLO Ltd. Series 2019-54A, Class AR2 5.602% (3 mo. USD Term SOFR + 1.31%) due 7/15/2038(2)(3)	250,000	250,000

Ares LVIII CLO Ltd. Series 2020-58A, Class A1R2 5.528% (3 mo. USD Term SOFR + 1.24%) due 4/15/2038(2)(3)	267,175	267,673

Ares LXXVI CLO Ltd. Series 2025-76A, Class A1 5.726% (3 mo. USD Term SOFR + 1.40%) due 5/27/2038(2)(3)	563,000	563,282

BCRED BSL Static CLO Ltd. Series 2025-1A, Class AR 5.541% (3 mo. USD Term SOFR + 1.25%) due 7/24/2035(2)(3)	250,000	249,813

Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR 5.457% (3 mo. USD Term SOFR + 1.20%) due 1/25/2038(2)(3)	100,000	100,060

DB Master Finance LLC
Series 2021-1A, Class A2I 2.045% due 11/20/2051(2)	106,150	101,953
Series 2021-1A, Class A2II 2.493% due 11/20/2051(2)	936,050	864,968

Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118% due 7/25/2047(2)	1,085,700	1,067,215
Series 2018-1A, Class A2II 4.328% due 7/25/2048(2)	506,913	500,335

Dryden 80 CLO Ltd. Series 2019-80A, Class AR 5.53% (3 mo. USD Term SOFR + 1.25%) due 1/17/2033(2)(3)	3,229,818	3,228,526

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R 5.641% (3 mo. USD Term SOFR + 1.36%) due 7/17/2034(2)(3)	1,093,000	1,092,563

Flatiron CLO 28 Ltd. Series 2024-1A, Class A1 5.576% (3 mo. USD Term SOFR + 1.32%) due 7/15/2036(2)(3)	1,000,000	999,600

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Flatiron CLO 32 Ltd. Series 2025-32A, Class A1 5.582% (3 mo. USD Term SOFR + 1.29%) due 10/22/2038(2)(3)	$250,000	$250,000

Flatiron RR CLO 30 Ltd. Series 2025-30A, Class A1 5.443% (3 mo. USD Term SOFR + 1.16%) due 4/15/2038(2)(3)	262,000	262,150

Green Lakes Park CLO LLC Series 2025-1A, Class ARR 5.462% (3 mo. USD Term SOFR + 1.18%) due 1/25/2038(2)(3)	2,000,000	1,997,800

Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% due 7/15/2039(2)	1,029,591	983,588

Jersey Mike’s Funding LLC
Series 2019-1A, Class A2 4.433% due 2/15/2050(2)	395,000	391,489
Series 2024-1A, Class A2 5.636% due 2/15/2055(2)	349,125	344,778

Lakeside Park CLO Ltd. Series 2025-1A, Class A 5.406% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	250,000	250,147

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A 5.681% (3 mo. USD Term SOFR + 1.41%) due 4/19/2033(2)(3)	1,815,941	1,819,391

Magnetite XLV Ltd. Series 2025-45A, Class A1 5.435% (3 mo. USD Term SOFR + 1.15%) due 4/15/2038(2)(3)	184,000	184,097

Magnetite XXVI Ltd. Series 2020-26A, Class AR2 5.416% (3 mo. USD Term SOFR + 1.15%) due 1/25/2038(2)(3)	1,500,000	1,495,050

Magnetite XXXVI Ltd. Series 2023-36A, Class AR 5.636% (3 mo. USD Term SOFR + 1.32%) due 7/25/2038(2)(3)	250,000	249,934

Morgan Stanley Eaton Vance CLO Ltd. Series 2025-21A, Class A1 5.285% (3 mo. USD Term SOFR + 1.17%) due 4/15/2038(2)(3)	316,000	316,205

OHA Credit Funding Ltd. Series 2023-14RA, Class A 5.625% (3 mo. USD Term SOFR + 1.23%) due 4/20/2038(2)(3)	250,000	250,215

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

OHA Credit Partners VII Ltd. Series 2012-7A, Class AR4 5.462% (3 mo. USD Term SOFR + 1.14%) due 2/20/2038(2)(3)	$2,000,000	$2,000,448

Palmer Square Loan Funding Ltd. Series 2025-2A, Class A1 5.232% (3 mo. USD Term SOFR + 0.94%) due 7/15/2033(2)(3)	250,000	250,000

Planet Fitness Master Issuer LLC
Series 2019-1A, Class A2 3.858% due 12/5/2049(2)	1,734,075	1,646,162
Series 2022-1A, Class A2II 4.008% due 12/5/2051(2)	967,500	892,955

RR 36 Ltd. Series 2024-36RA, Class A1R 5.546% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(2)(3)	1,900,000	1,900,462

Sixth Street CLO XX Ltd. Series 2021-20A, Class A1R 5.612% (3 mo. USD Term SOFR + 1.32%) due 7/17/2038(2)(3)	250,000	250,000

SLAM Ltd. Series 2025-1A, Class A 5.807% due 5/15/2050(2)	250,000	258,462

Subway Funding LLC Series 2024-1A, Class A2I 6.028% due 7/30/2054(2)	49,750	50,553

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(2)	2,175,000	2,127,018

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(2)	700,000	703,518

Willis Engine Structured Trust VIII Series 2025-A, Class A 5.582% due 6/15/2050(2)	250,000	253,988

Total Asset-Backed Securities (Cost $30,249,665)		30,355,450
Corporate Bonds & Notes – 24.2%
Aerospace & Defense – 0.3%

Boeing Co. 5.15% due 5/1/2030	1,000,000	1,018,380

		1,018,380
Agriculture – 0.3%

BAT Capital Corp. 6.421% due 8/2/2033	1,000,000	1,088,420

		1,088,420
Auto Manufacturers – 0.4%

General Motors Financial Co., Inc. 5.55% due 7/15/2029	1,200,000	1,225,632

		1,225,632

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks – 9.0%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(3)	$2,300,000	$2,020,090
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	1,500,000	1,495,845
4.623% (4.623% fixed rate until 5/9/2028; 1 day USD SOFR + 1.11% thereafter) due 5/9/2029(3)	693,000	697,539

Barclays PLC 5.367% (5.367% fixed rate until 2/25/2030; 1 day USD SOFR + 1.23% thereafter) due 2/25/2031(3)	1,500,000	1,531,665

BNP Paribas SA 5.786% (6.183% fixed rate until 1/30/2032; 1 day USD SOFR + 1.62% thereafter) due 1/13/2033(2)(3)	1,000,000	1,040,200

Citigroup, Inc. 4.412% (4.412% fixed rate until 3/31/2030; 1 day USD SOFR + 3.91% thereafter) due 3/31/2031(3)	1,000,000	989,090
4.91% (4.91% fixed rate until 5/24/2032; 1 day USD SOFR + 2.09% thereafter) due 5/24/2033(3)	3,000,000	2,992,920

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(3)	1,000,000	1,035,510

Deutsche Bank AG 2.311% (2.311% fixed rate until 11/16/2026; 1 day USD SOFR + 1.22% thereafter) due 11/16/2027(3)	800,000	776,280

Goldman Sachs Group, Inc. 3.80% due 3/15/2030	2,000,000	1,951,520
4.017% (4.017% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter) due 10/31/2038(3)	1,000,000	871,550

JPMorgan Chase & Co. 4.493% (4.493% fixed rate until 3/24/2030; 3 mo. USD Term SOFR + 3.79% thereafter) due 3/24/2031(3)	2,600,000	2,595,112
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	1,700,000	1,730,821

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
5.103% (5.103% fixed rate until 4/22/2030; 1 day USD SOFR + 1.44% thereafter) due 4/22/2031(3)	$270,000	$276,685
5.502% (5.502% fixed rate until 1/24/2035; 1 day USD SOFR + 1.32% thereafter) due 1/24/2036(3)	1,000,000	1,030,410
5.572% (5.572% fixed rate until 4/22/2035; 1 day USD SOFR + 1.68% thereafter) due 4/22/2036(3)	320,000	331,952

Morgan Stanley 4.654% (4.654% fixed rate until 10/18/2029; 1 day USD SOFR + 1.10% thereafter) due 10/18/2030(3)	700,000	701,449
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	2,100,000	2,136,666
5.192% (5.192% fixed rate until 4/17/2030; 1 day USD SOFR + 1.51% thereafter) due 4/17/2031(3)	244,000	250,202
5.587% (5.587% fixed rate until 1/18/2035; 1 day USD SOFR + 1.42% thereafter) due 1/18/2036(3)	700,000	719,754
5.664% (5.664% fixed rate until 4/17/2035; 1 day USD SOFR + 1.76% thereafter) due 4/17/2036(3)	194,000	201,104

PNC Financial Services Group, Inc. 4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	1,000,000	1,002,450

UBS Group AG 5.428% (5.428% fixed rate until 2/8/2029; 1 yr. CMT rate + 1.52% thereafter) due 2/8/2030(2)(3)	1,500,000	1,539,660

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(3)	2,200,000	2,055,504
5.15% (5.15% fixed rate until 4/23/2030; 1 day USD SOFR + 1.50% thereafter) due 4/23/2031(3)	365,000	373,870
5.605% (5.605% fixed rate until 4/23/2035; 1 day USD SOFR + 1.74% thereafter) due 4/23/2036(3)	322,000	332,375

		30,680,223

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Computers – 0.3%

Dell International LLC/EMC Corp. 5.30% due 10/1/2029	$1,000,000	$1,028,910

		1,028,910
Diversified Financial Services – 2.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.375% due 12/15/2031	1,800,000	1,840,734

Ally Financial, Inc. 5.543% (5.543% fixed rate until 1/17/2030; 1 day USD SOFR + 1.73% thereafter) due 1/17/2031(3)	2,500,000	2,532,875
5.737% (5.737% fixed rate until 5/15/2028; 1 day USD SOFR + 1.96% thereafter) due 5/15/2029(3)	65,000	66,183

American Express Co. 5.085% (5.085% fixed rate until 1/30/2030; 1 day USD SOFR + 1.02% thereafter) due 1/30/2031(3)	1,000,000	1,022,750
5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	300,000	308,484

Avolon Holdings Funding Ltd. 5.15% due 1/15/2030(2)	27,000	27,198
5.375% due 5/30/2030(2)	146,000	148,659
5.75% due 3/1/2029(2)	1,000,000	1,027,050
6.375% due 5/4/2028(2)	40,000	41,691

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(3)	1,500,000	1,551,585

		8,567,209
Electric – 0.6%

Duke Energy Corp. 5.45% due 6/15/2034	1,000,000	1,028,090

Southern Co. 5.70% due 3/15/2034	1,000,000	1,045,350

		2,073,440
Entertainment – 0.5%

Warnermedia Holdings, Inc. 4.054% due 3/15/2029	1,000,000	814,550
4.279% due 3/15/2032	291,000	216,393
5.05% due 3/15/2042	1,000,000	590,350

		1,621,293
Food – 0.4%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.50% due 1/15/2030	320,000	328,800

Mars, Inc. 4.80% due 3/1/2030(2)	262,000	265,422
5.00% due 3/1/2032(2)	197,000	199,634
5.20% due 3/1/2035(2)	164,000	165,930

June 30, 2025 (unaudited)	Principal Amount	Value
Food (continued)
5.65% due 5/1/2045(2)	$159,000	$159,143
5.70% due 5/1/2055(2)	300,000	299,247

		1,418,176
Gas – 0.3%

NiSource, Inc. 3.60% due 5/1/2030	1,000,000	960,520

		960,520
Healthcare-Services – 0.4%

Centene Corp. 4.625% due 12/15/2029	1,000,000	973,370

Cigna Group 5.40% due 3/15/2033	400,000	413,304

		1,386,674
Insurance – 1.6%

Aon North America, Inc. 5.45% due 3/1/2034	800,000	821,768

Athene Global Funding 4.721% due 10/8/2029(2)	1,000,000	997,110

Corebridge Financial, Inc. 3.90% due 4/5/2032	1,000,000	938,640

MetLife, Inc. 5.375% due 7/15/2033	600,000	624,612

Reinsurance Group of America, Inc. 5.75% due 9/15/2034	1,000,000	1,028,210

Unum Group 5.75% due 8/15/2042	1,000,000	967,790

Western-Southern Global Funding 4.90% due 5/1/2030(2)	106,000	107,073

		5,485,203
Internet – 0.1%

VeriSign, Inc. 5.25% due 6/1/2032	314,000	319,887

		319,887
Investment Companies – 0.3%

Ares Capital Corp. 7.00% due 1/15/2027	500,000	516,135

Ares Strategic Income Fund 5.45% due 9/9/2028(2)	206,000	206,167
5.80% due 9/9/2030(2)	167,000	167,735

		890,037
Media – 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital 5.25% due 4/1/2053	200,000	170,476
6.10% due 6/1/2029	1,000,000	1,047,060
6.484% due 10/23/2045	1,000,000	990,760

		2,208,296
Oil & Gas – 1.6%

Cenovus Energy, Inc. 2.65% due 1/15/2032	800,000	691,336

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Hess Corp. 5.60% due 2/15/2041	$1,000,000	$992,960

Occidental Petroleum Corp. 7.50% due 5/1/2031	1,000,000	1,101,290

Petroleos Mexicanos 5.95% due 1/28/2031	1,500,000	1,354,410
7.69% due 1/23/2050	1,500,000	1,179,960

		5,319,956
Pharmaceuticals – 0.6%

Bayer U.S. Finance LLC 6.375% due 11/21/2030(2)	1,000,000	1,065,460

CVS Health Corp. 3.75% due 4/1/2030	1,000,000	959,170

		2,024,630
Pipelines – 1.6%

Columbia Pipelines Operating Co. LLC 5.439% due 2/15/2035(2)	1,000,000	1,005,810

Energy Transfer LP 5.70% due 4/1/2035	800,000	814,728
6.20% due 4/1/2055	400,000	393,896

MPLX LP 4.95% due 9/1/2032	1,000,000	990,600
5.50% due 6/1/2034	100,000	100,481

ONEOK, Inc. 5.05% due 11/1/2034	600,000	583,974

Targa Resources Corp. 4.90% due 9/15/2030	126,000	127,174
5.65% due 2/15/2036	303,000	306,100

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	294,261

Williams Cos., Inc. 4.65% due 8/15/2032	1,000,000	981,060

		5,598,084
Real Estate Investment Trusts – 1.5%

American Homes 4 Rent LP 4.95% due 6/15/2030	293,000	295,898
5.50% due 7/15/2034	200,000	202,552

Brixmor Operating Partnership LP 4.125% due 5/15/2029	900,000	885,348

Healthpeak OP LLC 5.375% due 2/15/2035	1,000,000	1,010,220

Kite Realty Group Trust 4.75% due 9/15/2030	1,000,000	997,120

Omega Healthcare Investors, Inc. 3.25% due 4/15/2033	937,000	808,153

VICI Properties LP 4.75% due 4/1/2028	61,000	61,512
5.125% due 5/15/2032	1,000,000	996,560

		5,257,363
Retail – 0.2%

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	700,000	695,268

		695,268

June 30, 2025 (unaudited)	Principal Amount	Value
Semiconductors – 0.3%

Broadcom, Inc. 3.419% due 4/15/2033(2)	$112,000	$101,445
3.50% due 2/15/2041(2)	888,000	702,532

Marvell Technology, Inc. 4.75% due 7/15/2030	89,000	89,450
5.45% due 7/15/2035	146,000	147,139

		1,040,566
Software – 0.0%

Paychex, Inc. 5.10% due 4/15/2030	32,000	32,768
5.35% due 4/15/2032	46,000	47,221
5.60% due 4/15/2035	36,000	37,208

		117,197
Telecommunications – 0.8%

AT&T, Inc. 2.55% due 12/1/2033	1,000,000	837,100
5.40% due 2/15/2034	700,000	720,363

T-Mobile USA, Inc. 2.70% due 3/15/2032	300,000	264,252

Verizon Communications, Inc. 2.55% due 3/21/2031	1,000,000	897,050

		2,718,765

Total Corporate Bonds & Notes (Cost $81,919,094)		82,744,129
Non-Agency Mortgage-Backed Securities – 3.7%

BMP Trust Series 2024-MF23, Class B 5.953% due 6/15/2041(2)(3)(4)	213,000	212,934

BPR Commercial Mortgage Trust Series 2024-PARK, Class A 5.392% due 11/5/2039(2)(3)(4)	774,000	783,170

BX Commercial Mortgage Trust
Series 2020-VIV2, Class C 3.661% due 3/9/2044(2)(3)(4)	467,000	429,516
Series 2020-VIV3, Class B 3.662% due 3/9/2044(2)(3)(4)	1,000,000	929,488
Series 2022-LP2, Class C 5.874% due 2/15/2039(2)(3)(4)	700,000	698,180
Series 2024-GPA3, Class A 5.605% due 12/15/2039(2)(3)(4)	165,975	166,120
Series 2024-XL4, Class A 5.754% due 2/15/2039(2)(3)(4)	686,553	687,294
Series 2024-XL5, Class A 5.703% due 3/15/2041(2)(3)(4)	1,300,834	1,301,804
Series 2025-SPOT, Class A 5.755% due 4/15/2040(2)(3)(4)	575,000	574,459

BX Trust
Series 2019-OC11, Class A 3.202% due 12/9/2041(2)	2,000,000	1,864,248
Series 2021-LBA, Class AJV 5.227% due 2/15/2036(2)(3)(4)	275,000	274,519
Series 2024-CNYN, Class A 5.754% due 4/15/2041(2)(3)(4)	240,863	241,257
Series 2025-DIME, Class A 5.462% due 2/15/2035(2)(3)(4)	100,000	99,617
Series 2025-ROIC, Class B 5.705% due 3/15/2030(2)(3)(4)	1,500,000	1,488,834

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2025-TAIL, Class A 5.712% due 6/15/2035(2)(3)(4)	$100,000	$100,127

Hilton USA Trust
Series 2016-HHV, Class A 3.719% due 11/5/2038(2)	1,875,000	1,843,059
Series 2016-HHV, Class B 4.333% due 11/5/2038(2)(3)(4)	250,000	246,959

TCO Commercial Mortgage Trust Series 2024-DPM, Class A 5.555% due 12/15/2039(2)(3)(4)	600,000	599,197

Total Non-Agency Mortgage-Backed Securities (Cost $12,506,272)		12,540,782

U.S. Government Securities – 45.1%

U.S. Treasury Bonds 4.50% due 11/15/2054	5,000,000	4,767,187
4.625% due 11/15/2044	30,000,000	29,371,875
4.625% due 2/15/2055	5,800,000	5,647,750
4.75% due 2/15/2045	7,500,000	7,461,328

U.S. Treasury Notes 4.00% due 2/28/2030	32,800,000	33,125,438
4.125% due 2/29/2032	47,400,000	47,844,375
4.125% due 5/31/2032	150,000	151,289
4.25% due 2/15/2028	9,000,000	9,122,344
4.625% due 2/15/2035	16,500,000	17,028,516

Total U.S. Government Securities (Cost $154,314,760)		154,520,102

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 5.0%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $17,102,774, due 7/1/2025(5)	$17,102,128	$17,102,128

Total Repurchase Agreements (Cost $17,102,128)		17,102,128

Total Investments – 106.7% (Cost $363,814,950)		365,271,833

Liabilities in excess of other assets – (6.7)%		(22,857,252)

Total Net Assets – 100.0%		$342,414,581

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $52,163,398, representing 15.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$17,149,500	$17,444,344

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$68,009,242	$—	$68,009,242
Asset-Backed Securities	—	30,355,450	—	30,355,450
Corporate Bonds & Notes	—	82,744,129	—	82,744,129
Non-Agency Mortgage-Backed Securities	—	12,540,782	—	12,540,782
U.S. Government Securities	—	154,520,102	—	154,520,102
Repurchase Agreements	—	17,102,128	—	17,102,128
Total	$—	$365,271,833	$—	$365,271,833

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$365,271,833

Foreign currency, at value	28

Receivable for investments sold	11,087,767

Interest receivable	3,623,863

Receivable for fund shares subscribed	378,882

Reimbursement receivable from adviser	14,206

Prepaid expenses	4,586

Total Assets	380,381,165

Liabilities

Payable for investments purchased	37,493,398

Payable for fund shares redeemed	240,532

Investment advisory fees payable	124,272

Accrued custodian and accounting fees	27,516

Accrued audit fees	22,661

Accrued expenses and other liabilities	58,205

Total Liabilities	37,966,584

Total Net Assets	$342,414,581

Net Assets Consist of:

Paid-in capital	$319,895,025

Distributable earnings	22,519,556

Total Net Assets	$342,414,581

Investments, at Cost	$363,814,950

Foreign Currency, at Cost	$27

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	32,105,149

Net Asset Value Per Share	$10.67

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$8,330,564

Dividends	92,428

Total Investment Income	8,422,992

Expenses

Investment advisory fees	785,531

Trustees’ and officers’ fees	64,322

Professional fees	54,153

Custodian and accounting fees	41,359

Administrative fees	41,297

Shareholder reports	16,860

Transfer agent fees	11,037

Other expenses	11,774

Total Expenses	1,026,333

Less: Fees waived	(89,793)

Total Expenses, Net	936,540

Net Investment Income/(Loss)	7,486,452

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(477,283)

Net realized gain/(loss) from futures contracts	(196,236)

Net change in unrealized appreciation/(depreciation) on investments	5,567,027

Net change in unrealized appreciation/(depreciation) on futures contracts	527,692

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	5,421,201

Net Increase in Net Assets Resulting From Operations	$12,907,653

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$7,486,452	$18,310,150

Net realized gain/(loss) from investments and derivative contracts	(673,519)	2,530,412

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	6,094,720	(14,525,413)

Net Increase in Net Assets Resulting from Operations	12,907,653	6,315,149

Capital Share Transactions

Proceeds from sales of shares	10,472,957	51,407,522

Cost of shares redeemed	(52,238,675)	(111,003,577)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(41,765,718)	(59,596,055)

Net Decrease in Net Assets	(28,858,065)	(53,280,906)

Net Assets

Beginning of period	371,272,646	424,553,552

End of period	$342,414,581	$371,272,646

Other Information:

Shares

Sold	1,003,225	5,058,137

Redeemed	(4,993,103)	(10,851,737)

Net Decrease	(3,989,878)	(5,793,600)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$10.29	$0.22	$0.16	$0.38	$10.67	3.69%	(4)

Year Ended 12/31/24	10.14	0.47	(0.32)	0.15	10.29	1.48%

Year Ended 12/31/23	9.61	0.40	0.13	0.53	10.14	5.52%

Period Ended 12/31/22(5)	10.00	0.22	(0.61)	(0.39)	9.61	(3.90)%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$342,415	0.53%	(4)	0.58%	(4)	4.21%	(4)	4.16%	(4)	98%	(4)

371,273	0.52%		0.56%		4.58%		4.54%		205%

424,554	0.50%		0.54%		4.13%		4.09%		316%

449,805	0.50%	(4)	0.52%	(4)	3.41%	(4)	3.39%	(4)	90%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of June 30, 2025.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.52% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.53%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $89,793.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$126,596,112	$205,471,983
Sales	212,998,566	163,024,884

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(196,236)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$527,692

Average Number of Notional Amounts
Futures Contracts[3]	113

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”)

engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

20

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

21

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund;

Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a

22

Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

23

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

24

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

25

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

26

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

27

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

28

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 31.1%

Federal Home Loan Mortgage Corp. 5.00% due 7/1/2052	$457,620	$453,517
5.00% due 8/1/2052	707,848	701,545
5.50% due 7/1/2054	162,366	164,743
5.50% due 11/1/2054	1,035,968	1,053,108
6.00% due 8/1/2039	740,566	768,100
6.00% due 9/1/2039	189,387	196,008
6.00% due 2/1/2055	140,387	145,221
6.50% due 11/1/2053	619,526	643,800

Federal National Mortgage Association 2.50% due 8/1/2050	1,867,562	1,590,966
2.50% due 1/1/2051	996,422	844,142
3.00% due 12/1/2048	1,677,828	1,490,937
3.50% due 9/1/2051	194,562	178,110
3.50% due 4/1/2052	846,329	770,990
4.00% due 5/1/2052	875,443	826,684
5.00% due 7/1/2052	609,824	605,936
5.00% due 8/1/2052	965,178	955,946
5.50% due 3/1/2054	857,983	866,656
5.50% due 10/1/2054	526,243	533,893
6.00% due 2/1/2039	98,454	101,962
6.00% due 10/1/2054	119,710	123,832
6.00% due 1/1/2055	266,492	275,286

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-153, Class A2 3.82% due 12/25/2032(1)(2)	440,000	423,161
Series K-161, Class A2 4.90% due 10/25/2033(1)(2)	230,000	236,155
Series K-169, Class A2 4.66% due 12/25/2034(1)(2)	250,000	251,293
Series K-143, Class A2 2.35% due 3/25/2032	680,000	601,806
Series K-146, Class A2 2.92% due 6/25/2032	460,000	420,308
Series KG-07, Class A2 3.123% due 8/25/2032(1)(2)	1,146,000	1,057,990
Series KG-08, Class A2 4.134% due 5/25/2033(1)(2)	550,000	537,523

Government National Mortgage Association 2.00% due 7/20/2054(3)	572,000	465,831
2.50% due 7/20/2054(3)	1,490,000	1,265,959
3.00% due 7/20/2054(3)	1,117,000	987,360
3.00% due 8/20/2054(3)	1,005,000	888,198
4.50% due 7/20/2054(3)	1,228,000	1,175,169
5.00% due 7/20/2054(3)	1,469,000	1,442,877
5.00% due 8/20/2054(3)	634,000	622,402
5.50% due 7/20/2054(3)	2,794,000	2,797,269
6.00% due 7/20/2054(3)	2,382,000	2,416,158
6.00% due 8/20/2054(3)	24,000	24,318
6.50% due 7/20/2054(3)	772,000	792,412
6.50% due 8/20/2054(3)	751,000	769,242

Uniform Mortgage-Backed Security 2.00% due 7/1/2054(3)	924,000	731,233
2.00% due 8/1/2054(3)	405,000	320,683

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
2.50% due 7/1/2039(3)	$1,629,000	$1,519,934
2.50% due 8/1/2054(3)	2,380,000	1,974,434
2.50% due 7/1/2055(3)	731,000	606,178
3.00% due 7/1/2054(3)	45,000	38,926
3.50% due 7/1/2054(3)	166,000	149,457
3.50% due 8/1/2054(3)	302,000	271,875
4.50% due 7/1/2054(3)	570,000	545,178
5.00% due 7/1/2039(3)	312,000	314,268
5.00% due 8/1/2039(3)	1,192,000	1,200,189
5.00% due 7/1/2054(3)	26,000	25,485
5.00% due 8/1/2054(3)	547,000	535,915
5.50% due 8/1/2039(3)	2,943,000	2,995,533
5.50% due 7/1/2040(3)	898,000	914,326
5.50% due 7/1/2054(3)	248,000	247,990
5.50% due 8/1/2054(3)	1,454,000	1,452,988
6.00% due 7/1/2039(3)	157,000	161,432
6.00% due 8/1/2039(3)	513,000	527,385
6.00% due 7/1/2054(3)	181,000	183,956
6.00% due 8/1/2054(3)	949,000	963,766
7.00% due 7/1/2054(3)	110,000	115,763
7.00% due 8/1/2054(3)	443,000	464,485

Total Agency Mortgage-Backed Securities (Cost $46,967,314)		46,728,192
Asset-Backed Securities – 15.9%

AB BSL CLO 3 Ltd. Series 2021-3A, Class BR 5.82% (3 mo. USD Term SOFR + 1.55%) due 4/20/2038(1)(4)	500,000	499,731

Affirm Asset Securitization Trust Series 2023-B, Class A 6.82% due 9/15/2028(4)	945,000	948,645
Series 2024-A, Class 1A 5.61% due 2/15/2029(4)	455,000	457,100

AmeriCredit Automobile Receivables Trust Series 2022-2, Class C 5.32% due 4/18/2028	185,000	186,313

Avant Loans Funding Trust Series 2024-REV1, Class A 5.92% due 10/15/2033(4)	295,000	298,355

Avid Automobile Receivables Trust Series 2021-1, Class E 3.39% due 4/17/2028(4)	798,784	795,474

Cajun Global LLC Series 2021-1, Class A2 3.931% due 11/20/2051(4)	154,600	151,279

CarMax Auto Owner Trust
Series 2022-3, Class B 4.69% due 2/15/2028	430,000	430,938
Series 2024-3, Class A3 4.89% due 7/16/2029	335,000	338,284

CarMax Select Receivables Trust Series 2024-A, Class A3 5.40% due 11/15/2028	380,000	384,101

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Cherry Securitization Trust Series 2025-1A, Class A 6.13% due 11/15/2032(4)	$225,000	$228,227

Citizens Auto Receivables Trust Series 2023-1, Class A3 5.84% due 1/18/2028(4)	746,851	751,717
Series 2024-2, Class A4 5.26% due 4/15/2031(4)	545,000	552,870

Clover CLO LLC Series 2018-1A, Class A2RR 6.00% (3 mo. USD Term SOFR + 1.73%) due 4/20/2037(1)(4)	330,000	330,165

DLLAD LLC Series 2023-1A, Class A4 4.80% due 6/20/2030(4)	510,000	515,444

Exeter Automobile Receivables Trust
Series 2024-4A, Class C 5.48% due 8/15/2030	165,000	166,662
Series 2025-3A, Class B 4.86% due 2/15/2030	180,000	181,569

First National Master Note Trust Series 2024-1, Class A 5.34% due 5/15/2030	805,000	821,156

Flagship Credit Auto Trust Series 2020-4, Class E 3.84% due 7/17/2028(4)	405,000	398,614

Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033(4)	800,000	780,844

Galaxy 31 CLO Ltd. Series 2023-31A, Class BR 6.111% (3 mo. USD Term SOFR + 1.80%) due 7/15/2038(1)(4)	250,000	250,847

Generate CLO 14 Ltd. Series 2024-14A, Class B 6.379% (3 mo. USD Term SOFR + 2.10%) due 4/22/2037(1)(4)	250,000	250,800

GLS Auto Select Receivables Trust Series 2025-3A, Class A2 4.46% due 10/15/2030(4)	390,000	390,000

GM Financial Automobile Leasing Trust Series 2024-3, Class A3 4.21% due 10/20/2027	480,000	479,843

GM Financial Consumer Automobile Receivables Trust Series 2024-2, Class C 5.43% due 12/17/2029	95,000	96,804

Huntington Auto Trust Series 2024-1A, Class A3 5.23% due 1/16/2029(4)	375,000	378,984

Hyundai Auto Lease Securitization Trust Series 2025-B, Class B 4.94% due 8/15/2029(4)	175,000	176,591

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

KKR CLO 35 Ltd. Series 35A, Class BR 5.87% (3 mo. USD Term SOFR + 1.60%) due 1/20/2038(1)(4)	$340,000	$339,617

LAD Auto Receivables Trust Series 2024-3A, Class A4 4.60% due 12/17/2029(4)	235,000	236,445

Lending Funding Trust Series 2020-2A, Class A 2.32% due 4/21/2031(4)	630,000	613,621

Lendmark Funding Trust Series 2021-1A, Class A 1.90% due 11/20/2031(4)	750,000	717,003

LoanCore Issuer LLC Series 2025-CRE8, Class A 5.699% (1 mo. USD Term SOFR + 1.39%) due 8/17/2042(1)(4)	280,000	276,932

M&T Equipment Notes Series 2025-1A, Class A3 4.78% due 9/17/2029(4)	360,000	362,155

Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 3/20/2036(4)	290,000	280,862

Mercury Financial Credit Card Master Trust Series 2024-2A, Class A 6.56% due 7/20/2029(4)	360,000	363,072

MF1 LLC Series 2024-FL14, Class A 6.055% (1 mo. USD Term SOFR + 1.74%) due 3/19/2039(1)(4)	390,000	390,366

Neuberger Berman Loan Advisers CLO 46 Ltd. Series 2021-46A, Class CR 6.02% (3 mo. USD Term SOFR + 1.75%) due 1/20/2037(1)(4)	450,000	450,552

Nissan Auto Receivables Owner Trust Series 2023-B, Class A3 5.93% due 3/15/2028	220,000	221,873

OCP CLO Ltd. Series 2021-22A, Class CR 6.22% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(1)(4)	270,000	269,784

Octagon 69 Ltd. Series 2024-3A, Class A2 5.935% (3 mo. USD Term SOFR + 1.66%) due 7/24/2037(1)(4)	250,000	251,025

PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64% due 11/20/2030(4)	340,000	346,864

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2024-2A, Class A2 4.74% due 4/20/2027(4)	$311,252	$311,181

PFS Financing Corp. Series 2023-B, Class A 5.27% due 5/15/2028(4)	210,000	211,376

RAD CLO 27 Ltd. Series 2024-27A, Class A1 5.611% (3 mo. USD Term SOFR + 1.32%) due 1/15/2038(1)(4)	330,000	330,410

Regatta XXVIII Funding Ltd. Series 2024-2A, Class A2 6.032% (3 mo. USD Term SOFR + 1.75%) due 4/25/2037(1)(4)	250,000	250,950

Santander Drive Auto Receivables Trust Series 2022-7, Class C 6.69% due 3/17/2031	1,060,000	1,086,300
Series 2024-2, Class C 5.84% due 6/17/2030	195,000	198,936
Series 2025-2, Class B 4.87% due 5/15/2031	260,000	261,992

SBNA Auto Receivables Trust Series 2024-A, Class A3 5.32% due 12/15/2028(4)	555,496	556,996

SEB Funding LLC Series 2021-1A, Class A2 4.969% due 1/30/2052(4)	371,070	364,007

Silver Point CLO 10 Ltd. Series 2025-10A, Class A1 5.742% (3 mo. USD Term SOFR + 1.45%) due 7/15/2038(1)(4)	380,000	380,000

Silver Point CLO 4 Ltd. Series 2024-4A, Class A2 6.086% (3 mo. USD Term SOFR + 1.83%) due 4/15/2037(1)(4)	250,000	251,050

Trinitas CLO XXVII Ltd. Series 2024-27A, Class B 6.47% (3 mo. USD Term SOFR + 2.20%) due 4/18/2037(1)(4)	250,000	251,050

Verizon Master Trust Series 2024-2, Class A 4.83% due 12/22/2031(4)	310,000	315,693

Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1 5.705% (3 mo. USD Term SOFR + 1.43%) due 7/20/2038(1)(4)	405,000	405,000

Westlake Automobile Receivables Trust Series 2023-1A, Class C 5.74% due 8/15/2028(4)	1,015,000	1,021,103
Series 2024-2A, Class C 5.68% due 3/15/2030(4)	400,000	405,478

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

World Omni Auto Receivables Trust Series 2024-B, Class A3 5.27% due 9/17/2029	$440,000	$444,622

World Omni Automobile Lease Securitization Trust Series 2025-A, Class B 4.68% due 5/15/2030	425,000	425,672

Total Asset-Backed Securities (Cost $23,803,841)		23,833,344
Corporate Bonds & Notes – 43.7%

Aerospace & Defense – 0.8%

Boeing Co. 6.528% due 5/1/2034	453,000	492,619
6.858% due 5/1/2054	225,000	246,427

Northrop Grumman Corp. 3.25% due 1/15/2028	249,000	243,293

TransDigm, Inc. 4.625% due 1/15/2029	152,000	149,106

		1,131,445
Agriculture – 1.7%

Altria Group, Inc. 4.875% due 2/4/2028	197,000	199,660

BAT Capital Corp. 5.35% due 8/15/2032	320,000	327,331
5.834% due 2/20/2031	211,000	221,991

Imperial Brands Finance PLC 5.875% due 7/1/2034(4)	1,017,000	1,042,557

Japan Tobacco, Inc. 5.85% due 6/15/2035(4)	316,000	330,280

Viterra Finance BV 4.90% due 4/21/2027(4)	398,000	398,844

		2,520,663
Airlines – 0.4%

AS Mileage Plan IP Ltd. 5.308% due 10/20/2031(4)	441,000	437,287

JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 9/20/2031(4)	162,000	157,704

		594,991
Auto Manufacturers – 1.7%

Ford Motor Co. 9.625% due 4/22/2030	288,000	331,462

Ford Motor Credit Co. LLC 2.70% due 8/10/2026	200,000	194,742
3.375% due 11/13/2025	275,000	273,119
4.134% due 8/4/2025	253,000	252,502
6.125% due 3/8/2034	356,000	346,370
7.20% due 6/10/2030	272,000	286,081

Hyundai Capital America 1.80% due 10/15/2025(4)	402,000	398,523

JB Poindexter & Co., Inc. 8.75% due 12/15/2031(4)	177,000	180,361

Nissan Motor Acceptance Co. LLC 7.05% due 9/15/2028(4)	233,000	237,043

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Auto Manufacturers (continued)

Toyota Motor Credit Corp. 4.55% due 9/20/2027	$122,000	$123,272

		2,623,475
Auto Parts & Equipment – 0.3%

Clarios Global LP/Clarios U.S. Finance Co. 6.75% due 2/15/2030(4)	53,000	55,111

Goodyear Tire & Rubber Co. 5.00% due 7/15/2029	156,000	152,456

ZF North America Capital, Inc. 6.75% due 4/23/2030(4)	170,000	163,698

		371,265
Beverages – 0.3%

Bacardi Ltd./Bacardi-Martini BV 5.40% due 6/15/2033(4)	440,000	438,557

		438,557
Biotechnology – 0.3%

Amgen, Inc. 5.15% due 3/2/2028	206,000	210,452

Royalty Pharma PLC 3.35% due 9/2/2051	84,000	54,379
5.40% due 9/2/2034	249,000	252,272

		517,103
Building Materials – 0.2%

EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75% due 7/15/2031(4)	204,000	211,193

Smyrna Ready Mix Concrete LLC 6.00% due 11/1/2028(4)	159,000	158,634

		369,827
Chemicals – 0.5%

International Flavors & Fragrances, Inc. 1.23% due 10/1/2025(4)	415,000	411,016

Rain Carbon, Inc. 12.25% due 9/1/2029(4)	249,000	267,100

		678,116
Coal – 0.1%

SunCoke Energy, Inc. 4.875% due 6/30/2029(4)	209,000	194,667

		194,667
Commercial Banks – 6.7%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; 5 yr. CMT rate + 1.90% thereafter) due 3/13/2037(1)(4)	200,000	175,902

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(1)(4)	389,000	411,418

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Bank of America Corp. 2.087% (2.087% fixed rate until 6/14/2028; 1 day USD SOFR + 1.06% thereafter) due 6/14/2029(1)	$769,000	$720,830

BankUnited, Inc. 5.125% due 6/11/2030	288,000	284,875

Citigroup, Inc. 3.98% (3.98% fixed rate until 3/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter) due 3/20/2030(1)	7,000	6,858

Citizens Financial Group, Inc. 5.718% (5.718% fixed rate until 7/23/2031; 1 day USD SOFR + 1.91% thereafter) due 7/23/2032(1)	350,000	362,428

Freedom Mortgage Corp. 12.25% due 10/1/2030(4)	200,000	221,756

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(1)	310,000	270,738

Intesa Sanpaolo SpA 6.625% due 6/20/2033(4)	240,000	260,292

JPMorgan Chase & Co. 4.946% (4.946% fixed rate until 10/22/2034; 1 day USD SOFR + 1.34% thereafter) due 10/22/2035(1)	428,000	423,583

KeyCorp 6.401% (6.401% fixed rate until 3/6/2034; 1 day USD SOFR + 2.42% thereafter) due 3/6/2035(1)	211,000	225,076

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; 1 day USD SOFR + 1.44% thereafter) due 6/23/2032(1)(4)	178,000	157,562
4.654% (4.654% fixed rate until 3/27/2028; 3mo. USD Term SOFR + 1.99% thereafter) due 3/27/2029(1)(4)	334,000	334,504

Morgan Stanley 5.297% (5.297% fixed rate until 4/20/2032; 1 day USD SOFR + 2.62% thereafter) due 4/20/2037(1)	1,004,000	999,121

PNC Financial Services Group, Inc. 5.401% (5.401% fixed rate until 7/23/2034; 1 day USD SOFR + 1.60% thereafter) due 7/23/2035(1)	286,000	291,168

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
5.676% (5.676% fixed rate until 1/22/2034; 1 day USD SOFR + 1.90% thereafter) due 1/22/2035(1)	$417,000	$433,063

Truist Financial Corp. 5.711% (5.711% fixed rate until 1/24/2034; 1 day USD SOFR + 1.92% thereafter) due 1/24/2035(1)	273,000	282,877

U.S. Bancorp 5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(1)	634,000	658,422

UBS Group AG 1.364% (1.364% fixed rate until 1/30/2026; 1 yr. CMT rate + 1.08% thereafter) due 1/30/2027(1)(4)	473,000	464,330
1.494% (1.494% fixed rate until 8/10/2026; 1 yr. CMT rate + 0.85% thereafter) due 8/10/2027(1)(4)	504,000	487,428
4.703% (4.703% fixed rate until 8/5/2026; 1 yr. CMT rate + 2.05% thereafter) due 8/5/2027(1)(4)	365,000	365,657
6.327% (6.327% fixed rate until 12/22/2026; 1 yr. CMT rate + 1.60% thereafter) due 12/22/2027(1)(4)	403,000	413,595
6.373% (6.373% fixed rate until 7/15/2025; 1 day USD SOFR + 3.34% thereafter) due 7/15/2026(1)(4)	690,000	690,304
6.442% (6.442% fixed rate until 8/11/2027; 1 day USD SOFR + 3.70% thereafter) due 8/11/2028(1)(4)	509,000	528,749

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(1)	365,000	351,747
3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(1)	322,000	294,186

		10,116,469
Commercial Services – 1.2%

Allied Universal Holdco LLC 7.875% due 2/15/2031(4)	283,000	295,848

EquipmentShare.com, Inc. 9.00% due 5/15/2028(4)	277,000	292,841

GXO Logistics, Inc. 6.50% due 5/6/2034	521,000	544,044

Herc Holdings, Inc. 7.25% due 6/15/2033(4)	137,000	143,580

Rentokil Terminix Funding LLC 5.625% due 4/28/2035(4)	200,000	202,898

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Services (continued)

Rollins, Inc. 5.25% due 2/24/2035	$349,000	$350,173

		1,829,384
Computers – 0.4%

CACI International, Inc. 6.375% due 6/15/2033(4)	133,000	137,390

Gartner, Inc. 4.50% due 7/1/2028(4)	309,000	305,666

International Business Machines Corp. 6.50% due 1/15/2028	83,000	87,788

		530,844
Cosmetics & Personal Care – 0.2%

Opal Bidco SAS 6.50% due 3/31/2032(4)	230,000	234,434

		234,434
Diversified Financial Services – 3.4%

Aircastle Ltd. 2.85% due 1/26/2028(4)	600,000	571,308

American Express Co. 5.667% (5.667% fixed rate until 4/25/2035; 1 day USD SOFR + 1.79% thereafter) due 4/25/2036(1)	235,000	243,434

Aviation Capital Group LLC 1.95% due 1/30/2026(4)	408,000	401,562
6.375% due 7/15/2030(4)	280,000	297,116

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(4)	289,000	283,830
2.528% due 11/18/2027(4)	78,000	74,104
5.375% due 5/30/2030(4)	245,000	249,461

Cboe Global Markets, Inc. 3.65% due 1/12/2027	210,000	208,268

Citadel Securities Global Holdings LLC 6.20% due 6/18/2035(4)	250,000	256,663

Jane Street Group/JSG Finance, Inc. 6.125% due 11/1/2032(4)	166,000	167,467
6.75% due 5/1/2033(4)	202,000	208,199

LPL Holdings, Inc. 4.00% due 3/15/2029(4)	672,000	652,949
5.75% due 6/15/2035	190,000	192,136

Muthoot Finance Ltd., Reg S 6.375% due 4/23/2029	225,000	223,974

Navient Corp. 11.50% due 3/15/2031	132,000	149,498

Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.50% due 3/15/2027(4)	365,000	363,901

Nuveen LLC 5.85% due 4/15/2034(4)	304,000	316,385

Rocket Cos., Inc. 6.375% due 8/1/2033(4)	187,000	191,568

		5,051,823

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Electric – 4.3%

AES Corp. 2.45% due 1/15/2031	$294,000	$257,015
3.95% due 7/15/2030(4)	781,000	741,911

American Transmission Systems, Inc. 2.65% due 1/15/2032(4)	238,000	209,400

Appalachian Power Co. 5.65% due 4/1/2034	334,000	343,903

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(4)	580,000	576,682

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(4)	200,000	206,354

Chile Electricity Lux MPC II SARL 5.58% due 10/20/2035(4)	195,501	196,236

Constellation Energy Generation LLC 5.60% due 6/15/2042	182,000	178,540

Dominion Energy, Inc. Series A 6.875% (6.875% fixed rate until 11/3/2029; 5 yr. CMT rate + 2.39% thereafter) due 2/1/2055(1)	145,000	152,249

DTE Electric Co. 5.85% due 5/15/2055	45,000	46,151

Enel Finance International NV 5.125% due 6/26/2029(4)	287,000	292,384

Entergy Louisiana LLC 5.70% due 3/15/2054	327,000	322,703
5.80% due 3/15/2055	197,000	197,207

Entergy Texas, Inc. 5.25% due 4/15/2035	139,000	140,273
5.55% due 9/15/2054	164,000	156,633

FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple 7.25% due 1/31/2041(4)	198,850	201,578

Florida Power & Light Co. 5.80% due 3/15/2065	107,000	108,498

Jersey Central Power & Light Co. 5.10% due 1/15/2035	95,000	94,821

Lightning Power LLC 7.25% due 8/15/2032(4)	184,000	193,654

Narragansett Electric Co. 5.35% due 5/1/2034(4)	333,000	338,065

NRG Energy, Inc. 4.45% due 6/15/2029(4)	280,000	275,436
6.00% due 2/1/2033(4)	146,000	147,466

Oglethorpe Power Corp. 5.80% due 6/1/2054	194,000	188,471

PSEG Power LLC 5.75% due 5/15/2035(4)	124,000	127,616

Union Electric Co. 5.25% due 4/15/2035	170,000	173,511

Vistra Operations Co. LLC 5.70% due 12/30/2034(4)	441,000	448,982
7.75% due 10/15/2031(4)	138,000	146,625

		6,462,364

June 30, 2025 (unaudited)	Principal Amount	Value
Electronics – 0.1%

Vontier Corp. 2.95% due 4/1/2031	$243,000	$217,483

		217,483
Energy-Alternate Sources – 0.2%

Greenko Dutch BV 3.85% due 3/29/2026(4)	346,720	340,132

		340,132
Engineering & Construction – 0.2%

MasTec, Inc. 4.50% due 8/15/2028(4)	351,000	346,290

		346,290
Entertainment – 0.1%

Warnermedia Holdings, Inc. 4.054% due 3/15/2029	132,000	107,521

		107,521
Food – 1.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.25% due 3/15/2033(4)	100,000	103,214

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% due 1/15/2032	366,000	334,791
5.75% due 4/1/2033	207,000	212,856

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.375% due 4/15/2066(4)	211,000	212,561

Mars, Inc. 5.00% due 3/1/2032(4)	238,000	241,182
5.20% due 3/1/2035(4)	340,000	344,002
5.70% due 5/1/2055(4)	159,000	158,601

		1,607,207
Gas – 0.1%

National Fuel Gas Co. 5.95% due 3/15/2035	144,000	147,259

		147,259
Healthcare-Products – 0.1%

Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% due 4/1/2029(4)	143,000	146,814

		146,814
Healthcare-Services – 2.0%

Centene Corp. 2.45% due 7/15/2028	536,000	498,341
3.375% due 2/15/2030	480,000	442,018
4.25% due 12/15/2027	419,000	412,782

HCA, Inc. 5.45% due 9/15/2034	135,000	136,027
5.50% due 3/1/2032	456,000	470,624

LifePoint Health, Inc. 9.875% due 8/15/2030(4)	159,000	172,127

UnitedHealth Group, Inc. 3.45% due 1/15/2027	167,000	165,228

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)
4.50% due 4/15/2033	$209,000	$203,652
5.35% due 2/15/2033	185,000	190,424

Universal Health Services, Inc. 5.05% due 10/15/2034	358,000	342,022

		3,033,245
Insurance – 3.0%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75% due 4/15/2028(4)	160,000	162,614

Athene Global Funding 5.62% due 5/8/2026(4)	710,000	716,333

Beacon Funding Trust 6.266% due 8/15/2054(4)	273,000	270,232

Brighthouse Financial Global Funding 5.65% due 6/10/2029(4)	408,000	417,237

Brown & Brown, Inc. 2.375% due 3/15/2031	338,000	297,470
5.25% due 6/23/2032	38,000	38,776
5.55% due 6/23/2035	78,000	79,633

CNO Global Funding 5.875% due 6/4/2027(4)	362,000	371,756

GA Global Funding Trust 5.20% due 12/9/2031(4)	352,000	352,887
5.50% due 4/1/2032(4)	343,000	348,711

Hanwha Life Insurance Co. Ltd. 6.30% (6.30% fixed rate until 6/24/2030; 5 yr. CMT rate + 2.29% thereafter) due 6/24/2055(1)(4)	200,000	206,392

Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% due 2/15/2031(4)	251,000	259,858

HUB International Ltd. 7.375% due 1/31/2032(4)	143,000	149,594

Jackson National Life Global Funding 4.60% due 10/1/2029(4)	302,000	301,284

Metropolitan Life Global Funding I 4.05% due 8/25/2025(4)	302,000	301,719

Sammons Financial Group Global Funding 5.10% due 12/10/2029(4)	207,000	211,604

		4,486,100
Internet – 0.5%

Prosus NV, Reg S 4.027% due 8/3/2050	247,000	164,230

Uber Technologies, Inc. 4.50% due 8/15/2029(4)	438,000	435,745

Weibo Corp. 3.375% due 7/8/2030	200,000	186,094

		786,069

June 30, 2025 (unaudited)	Principal Amount	Value
Iron & Steel – 0.1%

ATI, Inc. 7.25% due 8/15/2030	$197,000	$207,029

		207,029
Leisure Time – 0.3%

Carnival Corp. 6.125% due 2/15/2033(4)	145,000	148,222

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(4)	227,000	228,400

		376,622
Lodging – 0.3%

MGM China Holdings Ltd., Reg S 4.75% due 2/1/2027	240,000	237,665

Wynn Macau Ltd. 5.625% due 8/26/2028(4)	200,000	196,452

		434,117
Machinery-Diversified – 0.6%

nVent Finance SARL 4.55% due 4/15/2028	403,000	403,427

Regal Rexnord Corp. 6.05% due 2/15/2026	541,000	544,014

		947,441
Media – 0.4%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 5/1/2032	164,000	152,630
4.75% due 3/1/2030(4)	171,000	165,743

Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 8/15/2027(4)	152,000	151,480

Univision Communications, Inc. 8.50% due 7/31/2031(4)	199,000	199,251

		669,104
Mining – 2.3%

Anglo American Capital PLC 3.875% due 3/16/2029(4)	340,000	331,840
5.50% due 5/2/2033(4)	200,000	203,286
5.75% due 4/5/2034(4)	294,000	302,882

Antofagasta PLC 6.25% due 5/2/2034(4)	200,000	207,756

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(4)	205,000	190,990

Glencore Funding LLC 5.634% due 4/4/2034(4)	483,000	493,051
6.375% due 10/6/2030(4)	216,000	231,552

Hecla Mining Co. 7.25% due 2/15/2028	179,000	180,328

Ivanhoe Mines Ltd. 7.875% due 1/23/2030(4)	245,000	244,419

Minera Mexico SA de CV 5.625% due 2/12/2032(4)	377,000	383,858

Navoi Mining & Metallurgical Combinat 6.75% due 5/14/2030(4)	200,000	203,934

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Mining (continued)

Novelis Corp. 6.875% due 1/30/2030(4)	$247,000	$255,393

Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.854% due 5/13/2032(4)	200,000	204,284

		3,433,573
Miscellaneous Manufacturing – 0.2%

Axon Enterprise, Inc. 6.25% due 3/15/2033(4)	171,000	176,650

LSB Industries, Inc. 6.25% due 10/15/2028(4)	192,000	190,525

		367,175
Oil & Gas – 2.9%

Aethon United BR LP/Aethon United Finance Corp. 7.50% due 10/1/2029(4)	149,000	156,113

Antero Resources Corp. 7.625% due 2/1/2029(4)	449,000	461,118

APA Corp. 4.25% due 1/15/2030(4)	268,000	256,353

Continental Resources, Inc. 5.75% due 1/15/2031(4)	713,000	719,481

Crescent Energy Finance LLC 7.375% due 1/15/2033(4)	204,000	195,226

Ecopetrol SA 8.375% due 1/19/2036	126,000	121,609

EQT Corp. 4.75% due 1/15/2031(4)	128,000	126,010
6.375% due 4/1/2029(4)	109,000	112,399
7.00% due 2/1/2030	304,000	329,211
7.50% due 6/1/2030(4)	225,000	247,291

Kimmeridge Texas Gas LLC 8.50% due 2/15/2030(4)	250,000	258,762

Occidental Petroleum Corp. 6.625% due 9/1/2030	551,000	582,754

Ovintiv, Inc. 6.50% due 2/1/2038	113,000	113,897

SM Energy Co. 6.75% due 8/1/2029(4)	158,000	157,461

Tengizchevroil Finance Co. International Ltd. 3.25% due 8/15/2030(4)	200,000	177,909

TGNR Intermediate Holdings LLC 5.50% due 10/15/2029(4)	163,000	158,024

Vermilion Energy, Inc. 6.875% due 5/1/2030(4)	171,000	164,700

		4,338,318
Packaging & Containers – 0.1%

Clydesdale Acquisition Holdings, Inc. 6.75% due 4/15/2032(4)	144,000	147,581

		147,581

June 30, 2025 (unaudited)	Principal Amount	Value
Pharmaceuticals – 0.5%

Bayer Corp. 6.65% due 2/15/2028(4)	$343,000	$358,593

Bayer U.S. Finance LLC 6.375% due 11/21/2030(4)	400,000	426,184

Teva Pharmaceutical Finance Netherlands III BV 3.15% due 10/1/2026	23,000	22,554

		807,331
Pipelines – 1.4%

Boardwalk Pipelines LP 3.40% due 2/15/2031	231,000	213,338

Eastern Energy Gas Holdings LLC 5.65% due 10/15/2054	116,000	111,072
5.80% due 1/15/2035	207,000	215,528

Enbridge, Inc. 8.50% (8.50% fixed rate until 10/15/2033; 5 yr. CMT rate + 4.43% thereafter) due 1/15/2084(1)	512,000	570,716

NGPL PipeCo LLC 3.25% due 7/15/2031(4)	564,000	501,870

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50% due 3/1/2030	310,000	314,477

Venture Global LNG, Inc. 8.375% due 6/1/2031(4)	167,000	173,503

		2,100,504
Real Estate – 0.1%

Kennedy-Wilson, Inc. 4.75% due 3/1/2029	201,000	188,480

		188,480
Real Estate Investment Trusts – 1.2%

Brandywine Operating Partnership LP 4.55% due 10/1/2029	194,000	183,400

Crown Castle, Inc. 3.30% due 7/1/2030	794,000	743,073

EPR Properties 4.50% due 6/1/2027	180,000	179,096

Host Hotels & Resorts LP 5.70% due 6/15/2032	219,000	222,224

Iron Mountain Information Management Services, Inc. 5.00% due 7/15/2032(4)	161,000	154,441

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(4)	314,000	307,930

		1,790,164
Retail – 0.4%

Arcos Dorados BV 6.375% due 1/29/2032(4)	200,000	207,554

QXO Building Products, Inc. 6.75% due 4/30/2032(4)	315,000	325,216

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Retail (continued)

Walgreens Boots Alliance, Inc. 8.125% due 8/15/2029	$75,000	$79,553

		612,323
Semiconductors – 1.3%

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875% due 1/15/2027	151,000	150,061

Broadcom, Inc. 4.15% due 4/15/2032(4)	427,000	411,146
4.30% due 11/15/2032	287,000	278,169
5.15% due 11/15/2031	225,000	231,446

Foundry JV Holdco LLC 5.50% due 1/25/2031(4)	200,000	205,084
5.90% due 1/25/2033(4)	647,000	670,874

		1,946,780
Software – 1.3%

AppLovin Corp. 5.375% due 12/1/2031	320,000	325,654

Atlassian Corp. 5.50% due 5/15/2034	269,000	275,997

Cloud Software Group, Inc. 6.50% due 3/31/2029(4)	148,000	149,345

Fair Isaac Corp. 6.00% due 5/15/2033(4)	251,000	253,879

Paychex, Inc. 5.35% due 4/15/2032	465,000	477,341

Synopsys, Inc. 5.00% due 4/1/2032	490,000	496,243

		1,978,459
Telecommunications – 0.2%

Sprint Capital Corp. 8.75% due 3/15/2032	212,000	257,194

		257,194
Transportation – 0.2%

Rand Parent LLC 8.50% due 2/15/2030(4)	276,000	276,902

		276,902

Total Corporate Bonds & Notes (Cost $64,807,976)		65,762,644
Non-Agency Mortgage-Backed Securities – 10.1%

ALA Trust Series 2025-OANA, Class A 6.043% due 6/15/2040(1)(2)(4)	250,000	250,917

Bank5 Series 2025-5YR14, Class A3 5.646% due 4/15/2058	610,000	634,875

BBCMS Mortgage Trust Series 2023-C21, Class A5 6.00% due 9/15/2056(1)(2)	370,000	393,937
Series 2025-5C33, Class A4 5.839% due 3/15/2058	480,000	502,314
Series 2025-5C34, Class A3 5.659% due 5/15/2058	210,000	218,821

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Benchmark Mortgage Trust Series 2024-V12, Class A3 5.739% due 12/15/2057	$210,000	$218,542
Series 2024-V7, Class A3 6.228% due 5/15/2056(1)(2)	580,000	611,337
Series 2024-V9, Class A3 5.602% due 8/15/2057	350,000	361,702

BMO Mortgage Trust
Series 2023-C5, Class A4 5.494% due 6/15/2056	220,000	226,567
Series 2024-5C5, Class A3 5.857% due 2/15/2057	230,000	239,505
Series 2024-5C8, Class A3 5.625% due 12/15/2057(1)(2)	210,000	217,414

BSPRT Issuer Ltd. Series 2022-FL8, Class A 5.804% due 2/15/2037(1)(2)(4)	33,978	33,914

BX Trust
Series 2025-ROIC, Class B 5.705% due 3/15/2030(1)(2)(4)	310,000	307,692
Series 2025-TAIL, Class A 5.712% due 6/15/2035(1)(2)(4)	110,000	110,140

Chase Home Lending Mortgage Trust Series 2024-RPL2, Class A1A 3.25% due 8/25/2064(1)(2)(4)	212,637	188,380
Series 2024-RPL4, Class A1A 3.375% due 12/25/2064(1)(2)(4)	150,876	138,885

CIM Trust
Series 2021-INV1, Class A2 2.50% due 7/1/2051(1)(2)(4)	334,488	272,401
Series 2021-J3, Class A1 2.50% due 6/25/2051(1)(2)(4)	810,279	658,402

CONE Trust Series 2024-DFW1, Class A 5.954% due 8/15/2041(1)(2)(4)	210,000	209,723

Connecticut Avenue Securities Trust Series 2022-R02, Class 2M1 5.505% due 1/25/2042(1)(2)(4)	118,830	118,790
Series 2022-R08, Class 1M1 6.855% due 7/25/2042(1)(2)(4)	151,614	155,051
Series 2023-R03, Class 2M2 8.205% due 4/25/2043(1)(2)(4)	85,000	90,408
Series 2023-R04, Class 1M1 6.606% due 5/25/2043(1)(2)(4)	229,473	234,278
Series 2023-R04, Class 1M2 7.856% due 5/25/2043(1)(2)(4)	135,000	142,573
Series 2025-R04, Class 1A1 5.305% due 5/25/2045(1)(2)(4)	184,764	184,741

Flagstar Mortgage Trust
Series 2021-3INV, Class A2 2.50% due 6/25/2051(1)(2)(4)	546,145	443,784
Series 2021-7, Class A1 2.50% due 8/25/2051(1)(2)(4)	399,938	325,535

Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M2 6.805% due 1/25/2042(1)(2)(4)	415,000	422,638
Series 2022-HQA1, Class M2 9.555% due 3/25/2042(1)(2)(4)	300,000	318,767

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2025-HQA1, Class M1 5.455% due 2/25/2045(1)(2)(4)	$244,838	$244,783

GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2 2.50% due 4/25/2052(1)(2)(4)	203,094	164,902
Series 2021-PJ2, Class A2 2.50% due 7/25/2051(1)(2)(4)	425,494	346,577
Series 2021-PJ8, Class A2 2.50% due 1/25/2052(1)(2)(4)	566,088	460,757
Series 2022-HP1, Class A2 3.00% due 9/25/2052(1)(2)(4)	82,947	70,506

Hudson Yards Mortgage Trust Series 2025-SPRL, Class A 5.649% due 1/13/2040(1)(2)(4)	280,000	288,435

JP Morgan Mortgage Trust
Series 2021-13, Class A3 2.50% due 4/25/2052(1)(2)(4)	439,502	357,606
Series 2021-INV6, Class A2 3.00% due 4/25/2052(1)(2)(4)	178,615	152,049
Series 2021-INV8, Class A2 3.00% due 5/25/2052(1)(2)(4)	406,707	345,851
Series 2022-1, Class A3 2.50% due 7/25/2052(1)(2)(4)	198,147	161,191
Series 2022-4, Class A3 3.00% due 10/25/2052(1)(2)(4)	319,417	270,170
Series 2022-INV1, Class A3 3.00% due 3/25/2052(1)(2)(4)	240,563	204,701
Series 2025-DSC1, Class A1 5.664% due 9/25/2065(1)(2)(4)	300,000	302,034

KIND Commercial Mortgage Trust Series 2024-1, Class A 6.202% due 8/15/2041(1)(2)(4)	220,000	220,172

Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635% due 3/15/2058	240,000	249,292

New Residential Mortgage Loan Trust Series 2025-NQM3, Class A1 5.53% due 5/25/2065(1)(2)(4)	346,992	349,333

PFP Ltd. Series 2023-10, Class A 6.679% due 9/16/2038(1)(2)(4)	292,812	293,620

ROCK Trust Series 2024-CNTR, Class A 5.388% due 11/13/2041(4)	350,000	357,676

SWCH Commercial Mortgage Trust Series 2025-DATA, Class A 5.755% due 2/15/2042(1)(2)(4)	370,000	366,899

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B 5.905% due 4/15/2042(1)(2)(4)	300,000	298,163

Towd Point Mortgage Trust Series 2019-HY1, Class M2 6.434% due 10/25/2048(1)(2)(4)	210,000	221,367

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A3 3.055% due 6/15/2052	$264,019	$250,473
Series 2024-MGP, Class A12 6.003% due 8/15/2041(1)(2)(4)	350,000	348,251
Series 2025-5C3, Class A3 6.096% due 1/15/2058	260,000	274,513

Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2, Class A2 2.50% due 9/25/2051(1)(2)(4)	362,182	293,933

Total Non-Agency Mortgage-Backed Securities (Cost $15,144,041)		15,125,287
Senior Secured Loans – 2.2%

Airlines – 0.1%

American Airlines, Inc. 2025 Term Loan 6.522% (3 mo. USD Term SOFR + 2.25%) due 4/20/2028(1)	115,793	114,906

		114,906
Commercial Services – 0.3%

Prime Security Services Borrower LLC 2025 Incremental Term Loan B 0.00% due 3/7/2032(1)(5)	222,443	220,312

Trans Union LLC 2024 Term Loan B8 6.077% (1 mo. USD Term SOFR + 1.75%) due 6/24/2031(1)	60,541	60,590
2024 Term Loan B9 6.077% (1 mo. USD Term SOFR + 1.75%) due 6/24/2031(1)	141,574	141,663

		422,565
Diversified Financial Services – 0.5%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6 6.071% (1 mo. USD Term SOFR + 1.75%) due 6/24/2030(1)	420,885	421,066

Colossus Acquireco LLC Term Loan B 0.00% due 6/11/2032(1)(5)	236,000	234,289

Hudson River Trading LLC 2024 Term Loan B 0.00% due 3/18/2030(1)(5)	79,799	79,961

		735,316
Electric – 0.5%

Alpha Generation LLC Term Loan B 0.00% due 9/30/2031(1)(5)	338,148	337,445

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Electric (continued)

Calpine Corp. 2024 Term Loan B10 6.077% (1 mo. USD Term SOFR + 1.75%) due 1/31/2031(1)	$181,000	$180,864

NRG Energy, Inc. 2024 Term Loan 6.03% (3 mo. USD Term SOFR + 1.75%) due 4/16/2031(1)	77,547	77,644

Vistra Operations Co. LLC 1st Lien Term Loan B3 6.077% (1 mo. USD Term SOFR + 1.75%) due 12/20/2030(1)	120,389	120,631

		716,584
Entertainment – 0.4%

Flutter Financing BV 2024 Term Loan B 6.046% (3 mo. USD Term SOFR + 1.75%) due 11/30/2030(1)	367,129	365,752

SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3 0.00% due 12/4/2031(1)(5)	121,897	121,592

Six Flags Entertainment Corp. 2024 Term Loan B 0.00% due 5/1/2031(1)(5)	117,703	117,703

		605,047
Household Products & Wares – 0.1%

Reynolds Consumer Products LLC 2025 Term Loan B 6.077% (1 mo. USD Term SOFR + 1.75%) due 3/4/2032(1)	145,350	145,834

		145,834
Insurance – 0.1%

Asurion LLC 2021 Term Loan B9 7.691% (1 mo. USD Term SOFR + 3.25%) due 7/31/2027(1)	152,602	152,379

		152,379
Media – 0.1%

Charter Communications Operating LLC 2024 Term Loan B5 6.548% (3 mo. USD Term SOFR + 2.25%) due 12/15/2031(1)	210,940	211,231

		211,231

June 30, 2025 (unaudited)	Principal Amount	Value
Pharmaceuticals – 0.1%

Elanco Animal Health, Inc. Term Loan B 0.00% due 8/1/2027(1)(5)	$229,926	$229,668

		229,668

Total Senior Secured Loans (Cost $3,338,858)		3,333,530
Foreign Government – 0.3%

Baiterek National Managing Holding JSC 5.45% due 5/8/2028(4)	USD 222,000	224,415

Hungary Government International Bonds, Reg S 6.125% due 5/22/2028	USD 290,000	299,121

Total Foreign Government (Cost $522,946)		523,536
U.S. Government Securities – 15.3%

U.S. Treasury Bonds 3.375% due 8/15/2042	$2,467,000	2,070,353
4.50% due 11/15/2054	6,373,900	6,077,115
4.625% due 11/15/2044	4,320,000	4,229,550
4.625% due 2/15/2055	966,000	940,643
4.75% due 2/15/2045	3,077,000	3,061,134

U.S. Treasury Notes 3.75% due 4/30/2027	3,569,500	3,569,221
4.00% due 3/31/2030	2,976,900	3,005,041

Total U.S. Government Securities (Cost $22,972,075)		22,953,057
Repurchase Agreements – 1.6%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $2,460,154, due 7/1/2025(6)	2,460,061	2,460,061

Total Repurchase Agreements (Cost $2,460,061)		2,460,061

Total Investments – 120.2% (Cost $180,017,112)		180,719,651

Liabilities in excess of other assets – (20.2)%		(30,360,270)

Total Net Assets – 100.0%		$150,359,381

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)	TBA — To be announced.
(4)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $67,444,126, representing 44.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$2,466,900	$2,509,338

Open futures contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	43	Long	$8,910,755	$8,945,008	$34,253
U.S. 5-Year Treasury Note	September 2025	19	Long	2,058,747	2,071,000	12,253
U.S. Ultra Bond	September 2025	23	Long	2,645,371	2,739,875	94,504
Total				$13,614,873	$13,755,883	$141,010

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2025	10	Short	$(1,040,112)	$(1,142,656)	$(102,544)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$46,728,192	$—	$46,728,192
Asset-Backed Securities	—	23,833,344	—	23,833,344
Corporate Bonds & Notes	—	65,762,644	—	65,762,644
Non-Agency Mortgage-Backed Securities	—	15,125,287	—	15,125,287
Senior Secured Loans	—	3,333,530	—	3,333,530
Foreign Government	—	523,536	—	523,536
U.S. Government Securities	—	22,953,057	—	22,953,057
Repurchase Agreements	—	2,460,061	—	2,460,061
Total	$—	$180,719,651	$—	$180,719,651
Other Financial Instruments
Futures Contracts
Assets	$141,010	$—	$—	$141,010
Liabilities	(102,544)	—	—	(102,544)
Total	$38,466	$—	$—	$38,466

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$180,719,651

Cash	273,242

Foreign currency, at value	4

Receivable for investments sold	26,311,712

Interest receivable	1,430,918

Cash deposits with brokers for futures contracts	177,182

Reimbursement receivable from adviser	17,186

Receivable for fund shares subscribed	13,025

Receivable for variation margin on futures contracts	2,320

Prepaid expenses	1,933

Total Assets	208,947,173

Liabilities

Payable for investments purchased	58,202,119

Payable for fund shares redeemed	212,907

Investment advisory fees payable	55,543

Accrued custodian and accounting fees	32,486

Distribution fees payable	30,857

Accrued audit fees	16,757

Accrued expenses and other liabilities	37,123

Total Liabilities	58,587,792

Total Net Assets	$150,359,381

Net Assets Consist of:

Paid-in capital	$120,756,950

Distributable earnings	29,602,431

Total Net Assets	$150,359,381

Investments, at Cost	$180,017,112

Foreign Currency, at Cost	$4

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,487,311

Net Asset Value Per Share	$11.15

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$4,172,801

Total Investment Income	4,172,801

Expenses

Investment advisory fees	359,564

Distribution fees	199,758

Custodian and accounting fees	79,965

Professional fees	34,911

Trustees’ and officers’ fees	28,991

Administrative fees	25,546

Shareholder reports	9,393

Transfer agent fees	7,673

Other expenses	5,599

Total Expenses	751,400

Less: Fees waived	(101,648)

Total Expenses, Net	649,752

Net Investment Income/(Loss)	3,523,049

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(2,350,641)

Net realized gain/(loss) from futures contracts	(268,780)

Net change in unrealized appreciation/(depreciation) on investments	4,587,545

Net change in unrealized appreciation/(depreciation) on futures contracts	314,416

Net Gain on Investments and Derivative Contracts	2,282,540

Net Increase in Net Assets Resulting From Operations	$5,805,589

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$3,523,049	$8,849,335

Net realized gain/(loss) from investments and derivative contracts	(2,619,421)	(698,191)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	4,901,961	(3,233,090)

Net Increase in Net Assets Resulting from Operations	5,805,589	4,918,054

Capital Share Transactions

Proceeds from sales of shares	3,099,166	24,217,318

Cost of shares redeemed	(27,977,013)	(84,348,756)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(24,877,847)	(60,131,438)

Net Decrease in Net Assets	(19,072,258)	(55,213,384)

Net Assets

Beginning of period	169,431,639	224,645,023

End of period	$150,359,381	$169,431,639

Other Information:

Shares

Sold	285,559	2,301,423

Redeemed	(2,562,022)	(7,926,283)

Net Decrease	(2,276,463)	(5,624,860)

14	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$10.75	$0.24	$0.16	$0.40	$11.15	3.72%	(4)

Year Ended 12/31/24	10.50	0.47	(0.22)	0.25	10.75	2.38%

Year Ended 12/31/23	9.93	0.41	0.16	0.57	10.50	5.74%

Year Ended 12/31/22	11.58	0.26	(1.91)	(1.65)	9.93	(14.25)%

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$150,359	0.81%	(4)	0.94%	(4)	4.41%	(4)	4.28%	(4)	67%	(4)

169,432	0.81%		0.88%		4.45%		4.38%		123%

224,645	0.81%		0.84%		4.02%		3.99%		137%

253,133	0.81%		0.81%		2.46%		2.46%		198%

345,332	0.80%		0.80%		1.42%		1.42%		181%

341,827	0.80%		0.83%		2.12%		2.09%		183%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments for hedging and non-hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.82% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.81%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $101,648.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $199,758 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$50,024,170	$56,600,285
Sales	55,545,808	68,608,189

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$141,010

Liability Derivatives
Futures Contracts[1]	$(102,544)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(268,780)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$314,416

Average Number of Notional Amounts
Futures Contracts[3]	99

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

[Guardian Core Plus Fixed Income VIP Fund ONLY]

Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and subadvisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International

Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing subadvisory agreements (the “Subadvisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as subadvisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

26

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Subadviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the

Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers provide under the Subadvisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions

27

or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Subadvisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons

28

between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the subadvisory fees paid under the Subadvisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Subadvisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and subadvisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Subadvisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and subadvisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than subadvisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

29

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

30

5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the
1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

31

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

32

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held June 4-5, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on June 4-5, 2025 (the “June Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered a proposed amendment (the “Amendment”) to the subadvisory agreement (the “Sub-Advisory Agreement”) between Park Avenue Institutional Advisers LLC (the “Manager”) and Lord, Abbett & Co. LLC (“Lord Abbett”), the subadviser to the Guardian Core Plus Fixed Income VIP Fund (the “Fund”), solely with respect to the subadvisory fee schedule applicable to the Fund, in substantially the form presented at the June Meeting. In addition to the materials and information presented to the Board in connection with the renewal of the Sub-Advisory Agreement at its March 26-27, 2025 meeting, the Board took into account the Manager’s and Lord Abbett’s representations that there would be no change in the nature, extent and quality of the services provided to the Fund under the Sub-Advisory Agreement as a result of the Amendment, noting that no terms of the Sub-Advisory Agreement were impacted other than the sub-advisory fee schedule. The Board considered the current and proposed sub-advisory fee schedules for the Fund that were included in the meeting materials. The Board noted that the Manager confirmed that the Amendment was individually negotiated at arm’s length between PAIA and Lord Abbett. The Board also took into account pro-forma profitability information for the Manager reflecting the revised breakpoint schedule and information regarding the proposed revised breakpoint schedule as compared to subadvisory fees of a peer group of other funds selected by Broadridge Financial Solutions.

The Board unanimously approved the Amendment, which revised the subadvisory fee breakpoint schedule to reduce the subadvisory fees payable to Lord Abbett at all asset levels.

33

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.7%
Aerospace & Defense – 1.5%

Airbus SE (Netherlands)	2,380	$498,001

Northrop Grumman Corp.	988	493,980

RTX Corp.	4,271	623,651

		1,615,632
Air Freight & Logistics – 0.8%

FedEx Corp.	3,722	846,048

		846,048
Automobiles – 2.1%

General Motors Co.	4,326	212,883

Tesla, Inc.(1)	6,358	2,019,682

		2,232,565
Banks – 2.4%

Citigroup, Inc.	14,787	1,258,669

JPMorgan Chase & Co.	3,857	1,118,183

PNC Financial Services Group, Inc.	1,099	204,876

		2,581,728
Beverages – 1.5%

Coca-Cola Co.	17,204	1,217,183

Keurig Dr Pepper, Inc.	7,856	259,719

PepsiCo, Inc.	1,116	147,357

		1,624,259
Biotechnology – 1.4%

AbbVie, Inc.	3,856	715,751

Gilead Sciences, Inc.	2,808	311,323

Regeneron Pharmaceuticals, Inc.	318	166,950

Vertex Pharmaceuticals, Inc.(1)	610	271,572

		1,465,596
Broadline Retail – 4.9%

Amazon.com, Inc.(1)	24,053	5,276,988

		5,276,988
Building Products – 0.5%

Trane Technologies PLC	1,142	499,522

		499,522
Capital Markets – 2.0%

Blackrock, Inc.	608	637,944

Charles Schwab Corp.	6,505	593,516

CME Group, Inc.	1,198	330,193

Nasdaq, Inc.	1,494	133,593

TPG, Inc.	9,644	505,828

		2,201,074
Chemicals – 1.7%

Corteva, Inc.	12,366	921,638

DuPont de Nemours, Inc.	6,248	428,550

Linde PLC	264	123,864

PPG Industries, Inc.	2,766	314,632

		1,788,684
Commercial Services & Supplies – 0.7%

Cintas Corp.	1,028	229,110

Copart, Inc.(1)	4,906	240,738

June 30, 2025 (unaudited)	Shares	Value

Commercial Services & Supplies (continued)

Waste Connections, Inc.	1,568	$292,777

		762,625
Communications Equipment – 1.9%

Cisco Systems, Inc.	29,527	2,048,583

		2,048,583
Construction Materials – 0.6%

CRH PLC	7,470	685,746

		685,746
Consumer Finance – 1.2%

Capital One Financial Corp.	6,072	1,291,879

		1,291,879
Consumer Staples Distribution & Retail – 2.3%

BJ’s Wholesale Club Holdings, Inc.(1)	1,808	194,956

Costco Wholesale Corp.	553	547,437

Target Corp.	2,437	240,410

Walmart, Inc.	15,032	1,469,829

		2,452,632
Containers & Packaging – 0.1%

Ball Corp.	2,748	154,135

		154,135

Diversified Telecommunication Services – 0.7%

AT&T, Inc.	26,014	752,845

		752,845
Electric Utilities – 2.0%

Constellation Energy Corp.	682	220,122

NextEra Energy, Inc.	7,367	511,417

NRG Energy, Inc.	5,026	807,075

PPL Corp.	9,301	315,211

Southern Co.	3,530	324,160

		2,177,985
Electrical Equipment – 0.4%

GE Vernova, Inc.	825	436,549

		436,549
Electronic Equipment, Instruments & Components – 0.1%

Ralliant Corp.(1)	2,819	136,693

		136,693
Entertainment – 2.8%

Live Nation Entertainment, Inc.(1)	4,928	745,508

Netflix, Inc.(1)	626	838,295

Spotify Technology SA(1)	510	391,343

Walt Disney Co.	8,665	1,074,547

		3,049,693
Financial Services – 4.7%

Apollo Global Management, Inc.	4,244	602,096

Berkshire Hathaway, Inc., Class B(1)	2,718	1,320,323

Corebridge Financial, Inc.	5,433	192,871

Mastercard, Inc., Class A	3,470	1,949,932

Toast, Inc., Class A(1)	5,318	235,534

Visa, Inc., Class A	2,374	842,889

		5,143,645

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Food Products – 0.2%

Mondelez International, Inc., Class A	3,740	$252,226

		252,226
Ground Transportation – 0.5%

Union Pacific Corp.	2,503	575,890

		575,890
Health Care Equipment & Supplies – 2.1%

Abbott Laboratories	3,702	503,509

Becton Dickinson & Co.	1,888	325,208

Boston Scientific Corp.(1)	5,143	552,410

Dexcom, Inc.(1)	1,045	91,218

Intuitive Surgical, Inc.(1)	918	498,850

Medtronic PLC	2,999	261,423

		2,232,618
Health Care Providers & Services – 2.2%

Cencora, Inc.	510	152,924

Cigna Group	671	221,819

CVS Health Corp.	4,451	307,030

HCA Healthcare, Inc.	334	127,955

McKesson Corp.	1,071	784,807

UnitedHealth Group, Inc.	2,620	817,362

		2,411,897
Health Care REITs – 0.5%

Welltower, Inc.	3,652	561,422

		561,422
Hotels, Restaurants & Leisure – 0.8%

Chipotle Mexican Grill, Inc.(1)	6,130	344,199

McDonald’s Corp.	1,325	387,125

Starbucks Corp.	1,501	137,537

		868,861
Household Products – 0.8%

Procter & Gamble Co.	5,239	834,678

		834,678
Industrial Conglomerates – 0.9%

Honeywell International, Inc.	4,377	1,019,316

		1,019,316
Industrial REITs – 0.4%

Prologis, Inc.	4,139	435,092

		435,092
Insurance – 3.2%

Allstate Corp.	5,374	1,081,840

American International Group, Inc.	6,558	561,299

Arch Capital Group Ltd.	3,726	339,252

Assured Guaranty Ltd.	1,263	110,007

Progressive Corp.	1,992	531,585

Prudential PLC (United Kingdom)	26,920	337,966

Unum Group	2,976	240,342

Willis Towers Watson PLC	709	217,309

		3,419,600

June 30, 2025 (unaudited)	Shares	Value
Interactive Media & Services – 6.9%

Alphabet, Inc., Class A	19,819	$3,492,702

Meta Platforms, Inc., Class A	5,384	3,973,877

		7,466,579
Life Sciences Tools & Services – 1.2%

Bio-Rad Laboratories, Inc., Class A(1)	966	233,115

Danaher Corp.	1,145	226,183

Thermo Fisher Scientific, Inc.	2,093	848,628

		1,307,926
Machinery – 1.4%

Fortive Corp.	8,457	440,863

Ingersoll Rand, Inc.	3,747	311,675

Otis Worldwide Corp.	7,427	735,422

		1,487,960
Media – 0.1%

Charter Communications, Inc., Class A(1)	188	76,856

		76,856
Metals & Mining – 0.6%

Agnico Eagle Mines Ltd. (Canada)	1,733	206,471

Glencore PLC (United Kingdom)(1)	101,300	394,450

		600,921
Multi-Utilities – 0.7%

Ameren Corp.	5,471	525,435

CenterPoint Energy, Inc.	6,266	230,213

		755,648
Oil, Gas & Consumable Fuels – 3.3%

Antero Resources Corp.(1)	4,405	177,433

BP PLC (United Kingdom)	43,592	217,457

Cenovus Energy, Inc. (Canada)	36,531	497,095

ConocoPhillips	3,774	338,679

Exxon Mobil Corp.	16,523	1,781,180

Shell PLC (United Kingdom)	16,991	595,412

		3,607,256
Passenger Airlines – 0.2%

Southwest Airlines Co.	8,230	266,981

		266,981
Pharmaceuticals – 2.5%

Eli Lilly & Co.	2,116	1,649,486

Innoviva, Inc.(1)	7,994	160,599

Johnson & Johnson	3,468	529,737

Merck & Co., Inc.	5,326	421,606

		2,761,428
Semiconductors & Semiconductor Equipment – 13.5%

Analog Devices, Inc.	5,778	1,375,280

Broadcom, Inc.	12,523	3,451,965

Marvell Technology, Inc.	19,092	1,477,721

NVIDIA Corp.	49,946	7,890,968

QUALCOMM, Inc.	2,973	473,480

		14,669,414

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Software – 11.0%

AppLovin Corp., Class A(1)	546	$191,144

Microsoft Corp.	16,894	8,403,244

Oracle Corp.	6,999	1,530,191

Palantir Technologies, Inc., Class A(1)	6,706	914,162

Salesforce, Inc.	3,414	930,964

		11,969,705
Specialized REITs – 1.2%

American Tower Corp.	5,673	1,253,846

		1,253,846
Specialty Retail – 0.9%

Home Depot, Inc.	1,456	533,828

TJX Cos., Inc.	3,722	459,630

		993,458
Technology Hardware, Storage & Peripherals – 5.4%

Apple, Inc.	22,568	4,630,276

Seagate Technology Holdings PLC	8,678	1,252,496

		5,882,772
Textiles, Apparel & Luxury Goods – 0.6%

Levi Strauss & Co., Class A	11,851	219,125

Lululemon Athletica, Inc.(1)	828	196,716

NIKE, Inc., Class B	514	36,515

On Holding AG, Class A(1)	4,109	213,874

		666,230
Tobacco – 0.8%

Philip Morris International, Inc.	4,550	828,692

		828,692
Trading Companies & Distributors – 0.5%

United Rentals, Inc.	735	553,749

		553,749

Total Common Stocks (Cost $71,737,010)		106,986,127

Exchange-Traded Funds – 0.5% SPDR S&P 500 ETF Trust 845		522,083

Total Exchange-Traded Funds (Cost $461,526)		522,083

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,149,769, due 7/1/2025(2)	$1,149,725	$1,149,725

Total Repurchase Agreements (Cost $1,149,725)		1,149,725

Total Investments – 100.2% (Cost $73,348,261)		108,657,935

Liabilities in excess of other assets – (0.2)%		(269,880)

Total Net Assets – 100.0%		$108,388,055

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,153,000	$1,172,915

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$104,942,841	$2,043,286	*	$—	$106,986,127
Exchange-Traded Funds	522,083	—		—	522,083
Repurchase Agreements	—	1,149,725		—	1,149,725
Total	$105,464,924	$3,193,011		$—	$108,657,935

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$108,657,935

Foreign currency, at value	4,543

Receivable for investments sold	439,101

Dividends/interest receivable	66,601

Reimbursement receivable from adviser	6,074

Foreign tax reclaims receivable	1,470

Prepaid expenses	1,580

Total Assets	109,177,304

Liabilities

Payable for investments purchased	464,935

Payable for fund shares redeemed	195,974

Investment advisory fees payable	52,280

Distribution fees payable	21,783

Accrued audit fees	15,645

Accrued custodian and accounting fees	15,219

Accrued expenses and other liabilities	23,413

Total Liabilities	789,249

Total Net Assets	$108,388,055

Net Assets Consist of:

Paid-in capital	$(53,883,597)

Distributable earnings	162,271,652

Total Net Assets	$108,388,055

Investments, at Cost	$73,348,261

Foreign Currency, at Cost	$4,543

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,258,066

Net Asset Value Per Share	$33.27

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$661,406

Interest	5,376

Withholding taxes on foreign dividends	(2,318)

Total Investment Income	664,464

Expenses

Investment advisory fees	313,594

Distribution fees	130,664

Professional fees	25,324

Custodian and accounting fees	22,811

Trustees’ and officers’ fees	18,946

Administrative fees	18,114

Transfer agent fees	7,793

Shareholder reports	5,062

Other expenses	3,807

Total Expenses	546,115

Less: Fees waived	(46,110)

Total Expenses, Net	500,005

Net Investment Income/(Loss)	164,459

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	14,978,717

Net realized gain/(loss) from foreign currency transactions	2,040

Net change in unrealized appreciation/(depreciation) on investments	(9,502,659)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	209

Net Gain on Investments and Foreign Currency Transactions	5,478,307

Net Increase in Net Assets Resulting From Operations	$5,642,766

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$164,459	$412,420

Net realized gain/(loss) from investments and foreign currency transactions	14,980,757	32,192,761

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,502,450)	(2,207,695)

Net Increase in Net Assets Resulting from Operations	5,642,766	30,397,486

Capital Share Transactions

Proceeds from sales of shares	3,127,292	647,071

Cost of shares redeemed	(14,553,263)	(54,621,613)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(11,425,971)	(53,974,542)

Net Decrease in Net Assets	(5,783,205)	(23,577,056)

Net Assets

Beginning of period	114,171,260	137,748,316

End of period	$108,388,055	$114,171,260

Other Information:

Shares

Sold	103,712	21,915

Redeemed	(463,545)	(1,898,253)

Net Decrease	(359,833)	(1,876,338)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$31.56	$0.05	$1.66	$1.71	$33.27	5.42%	(4)

Year Ended 12/31/24	25.07	0.09	6.40	6.49	31.56	25.89%

Year Ended 12/31/23	19.44	0.11	5.52	5.63	25.07	28.96%

Year Ended 12/31/22	23.63	0.11	(4.30)	(4.19)	19.44	(17.73)%

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$108,388	0.96%	(4)	1.04%	(4)	0.31%	(4)	0.23%	(4)	49%	(4)

114,171	0.96%		1.02%		0.32%		0.26%		52%

137,748	0.96%		1.00%		0.51%		0.47%		39%

141,042	0.96%		0.99%		0.53%		0.50%		45%

192,042	0.95%		0.95%		0.36%		0.36%		44%

193,384	1.01%		1.02%		0.52%		0.51%		76%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.95% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $46,110.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management, LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $130,664 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $52,438,399 and $64,008,934, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

14

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

18

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

19

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.7%

Bermuda – 2.9%

CK Infrastructure Holdings Ltd.	199,000	$1,317,753

		1,317,753
Brazil – 3.7%

Cia de Saneamento Basico do Estado de Sao Paulo	76,100	1,668,622

		1,668,622
China – 2.7%

ENN Energy Holdings Ltd.	152,900	1,223,080

		1,223,080
France – 5.8%

Engie SA	111,420	2,623,773

		2,623,773
Germany – 6.1%

E.ON SE	152,355	2,805,305

		2,805,305
Italy – 5.1%

Enel SpA	243,690	2,312,902

		2,312,902
Japan – 3.7%

Kansai Electric Power Co., Inc.	81,600	965,684

Tokyo Gas Co. Ltd.	22,100	734,713

		1,700,397
Portugal – 1.4%

EDP SA	146,287	635,126

		635,126
Spain – 5.5%

Iberdrola SA	129,419	2,487,882

		2,487,882
United Kingdom – 4.6%

National Grid PLC	144,297	2,109,821

		2,109,821

June 30, 2025 (unaudited)	Shares	Value
United States – 57.2%

American Electric Power Co., Inc.	28,222	$2,928,315

Atmos Energy Corp.	13,113	2,020,844

Constellation Energy Corp.	3,475	1,121,591

Dominion Energy, Inc.	37,109	2,097,401

Duke Energy Corp.	16,314	1,925,052

Exelon Corp.	30,883	1,340,940

IDACORP, Inc.	9,707	1,120,673

NextEra Energy, Inc.	42,269	2,934,314

NRG Energy, Inc.	1,769	284,066

ONE Gas, Inc.	17,033	1,223,991

PG&E Corp.	44,359	618,364

Sempra	34,223	2,593,077

Southern Co.	21,961	2,016,679

Vistra Corp.	10,117	1,960,776

WEC Energy Group, Inc.	17,890	1,864,138

		26,050,221

Total Common Stocks (Cost $33,019,361)		44,934,882

	Principal Amount	Value
Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $518,745, due 7/1/2025(1)	$518,726	518,726

Total Repurchase Agreements (Cost $518,726)		518,726

Total Investments – 99.9% (Cost $33,538,087)		45,453,608

Assets in excess of other liabilities – 0.1%		55,899

Total Net Assets – 100.0%		$45,509,507

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$520,200	$529,182

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$1,317,753	*	$—	$1,317,753
Brazil	1,668,622	—		—	1,668,622
China	—	1,223,080	*	—	1,223,080
France	—	2,623,773	*	—	2,623,773
Germany	—	2,805,305	*	—	2,805,305
Italy	—	2,312,902	*	—	2,312,902
Japan	—	1,700,397	*	—	1,700,397
Portugal	—	635,126	*	—	635,126
Spain	—	2,487,882	*	—	2,487,882
United Kingdom	—	2,109,821	*	—	2,109,821
United States	26,050,221	—		—	26,050,221
Repurchase Agreements	—	518,726		—	518,726
Total	$27,718,843	$17,734,765		$—	$45,453,608

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$45,453,608

Foreign currency, at value	88

Dividends/interest receivable	127,497

Foreign tax reclaims receivable	113,470

Reimbursement receivable from adviser	8,064

Prepaid expenses	604

Total Assets	45,703,331

Liabilities

Payable for investments purchased	61,766

Payable for fund shares redeemed	36,799

Investment advisory fees payable	27,088

Accrued audit fees	16,062

Accrued custodian and accounting fees	14,177

Accrued shareholder reports fees	12,871

Distribution fees payable	9,277

Accrued trustees’ and officers’ fees	42

Accrued expenses and other liabilities	15,742

Total Liabilities	193,824

Total Net Assets	$45,509,507

Net Assets Consist of:

Paid-in capital	$9,938,348

Distributable earnings	35,571,159

Total Net Assets	$45,509,507

Investments, at Cost	$33,538,087

Foreign Currency, at Cost	$88

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	2,668,690

Net Asset Value Per Share	$17.05

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,147,475

Interest	2,517

Withholding taxes on foreign dividends	(55,092)

Total Investment Income	1,094,900

Expenses

Investment advisory fees	173,702

Distribution fees	59,487

Custodian and accounting fees	26,671

Professional fees	20,575

Administrative fees	13,719

Trustees’ and officers’ fees	8,710

Shareholder reports	8,562

Transfer agent fees	6,712

Other expenses	3,160

Total Expenses	321,298

Less: Fees waived	(66,866)

Total Expenses, Net	254,432

Net Investment Income/(Loss)	840,468

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	4,945,891

Net realized gain/(loss) from foreign currency transactions	(1,944)

Net change in unrealized appreciation/(depreciation) on investments	1,487,585

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	14,128

Net Gain on Investments and Foreign Currency Transactions	6,445,660

Net Increase in Net Assets Resulting From Operations	$7,286,128

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$840,468	$1,449,315

Net realized gain/(loss) from investments and foreign currency transactions	4,943,947	5,288,557

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,501,713	2,839,643

Net Increase in Net Assets Resulting from Operations	7,286,128	9,577,515

Capital Share Transactions

Proceeds from sales of shares	1,934,486	4,502,379

Cost of shares redeemed	(11,669,002)	(24,412,129)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,734,516)	(19,909,750)

Net Decrease in Net Assets	(2,448,388)	(10,332,235)

Net Assets

Beginning of period	47,957,895	58,290,130

End of period	$45,509,507	$47,957,895

Other Information:

Shares

Sold	130,025	376,630

Redeemed	(729,613)	(1,784,902)

Net Decrease	(599,588)	(1,408,272)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$14.67	$0.27	$2.11	$2.38	$17.05	16.22%	(4)

Year Ended 12/31/24	12.46	0.36	1.85	2.21	14.67	17.74%

Year Ended 12/31/23	12.33	0.33	(0.20)	0.13	12.46	1.05%

Year Ended 12/31/22	12.45	0.28	(0.40)	(0.12)	12.33	(0.96)%

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$45,510	1.07%	(4)	1.35%	(4)	3.53%	(4)	3.25%	(4)	19%	(4)

47,958	1.04%		1.30%		2.62%		2.36%		29%

58,290	1.03%		1.23%		2.77%		2.57%		34%

64,331	1.03%		1.21%		2.29%		2.11%		14%

88,121	1.03%		1.16%		2.38%		2.25%		22%

84,619	1.03%		1.22%		2.35%		2.16%		43%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.11% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.05%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $66,866.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $59,487 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $8,951,452 and $18,190,518, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

14

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

18

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

19

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.4%
Aerospace & Defense – 3.8%

Curtiss-Wright Corp.	1,393	$680,550

RTX Corp.	21,964	3,207,183

		3,887,733
Automobile Components – 0.3%

BorgWarner, Inc.	10,464	350,335

		350,335
Banks – 8.4%

Citigroup, Inc.	25,667	2,184,775

JPMorgan Chase & Co.	15,053	4,364,015

Wells Fargo & Co.	24,883	1,993,626

		8,542,416
Biotechnology – 4.5%

Gilead Sciences, Inc.	16,858	1,869,047

Regeneron Pharmaceuticals, Inc.	3,885	2,039,625

United Therapeutics Corp.(1)	2,412	693,088

		4,601,760
Building Products – 1.1%

Allegion PLC	4,542	654,593

Carlisle Cos., Inc.	1,194	445,840

		1,100,433
Capital Markets – 3.1%

Blackstone Secured Lending Fund	21,337	656,113

S&P Global, Inc.	4,745	2,501,991

		3,158,104
Chemicals – 1.9%

CF Industries Holdings, Inc.	10,257	943,644

PPG Industries, Inc.	9,010	1,024,887

		1,968,531
Commercial Services & Supplies – 1.6%

Veralto Corp.	16,020	1,617,219

		1,617,219
Communications Equipment – 0.7%

Cisco Systems, Inc.	9,533	661,400

		661,400
Consumer Staples Distribution & Retail – 4.5%

Casey’s General Stores, Inc.	2,467	1,258,836

Walmart, Inc.	34,097	3,334,005

		4,592,841
Diversified Telecommunication Services – 1.3%

AT&T, Inc.	46,476	1,345,015

		1,345,015
Electrical Equipment – 2.4%

Generac Holdings, Inc.(1)	11,991	1,717,231

nVent Electric PLC	9,135	669,139

		2,386,370

June 30, 2025 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 0.5%

Zebra Technologies Corp., Class A(1)	1,588	$489,676

		489,676
Energy Equipment & Services – 0.3%

Cactus, Inc., Class A	6,981	305,209

		305,209
Entertainment – 3.2%

Electronic Arts, Inc.	8,337	1,331,419

Walt Disney Co.	15,552	1,928,603

		3,260,022
Financial Services – 8.0%

Berkshire Hathaway, Inc., Class B(1)	8,130	3,949,310

Fiserv, Inc.(1)	13,134	2,264,433

Mastercard, Inc., Class A	2,640	1,483,522

MGIC Investment Corp.	14,668	408,357

		8,105,622
Food Products – 0.7%

Mondelez International, Inc., Class A	10,352	698,139

		698,139
Ground Transportation – 3.3%

CSX Corp.	33,867	1,105,080

JB Hunt Transport Services, Inc.	7,320	1,051,152

Landstar System, Inc.	1,781	247,595

Uber Technologies, Inc.(1)	10,272	958,377

		3,362,204
Health Care Equipment & Supplies – 1.1%

GE HealthCare Technologies, Inc.	9,149	677,666

ResMed, Inc.	1,562	402,996

		1,080,662
Health Care Providers & Services – 6.7%

Cencora, Inc.	5,681	1,703,448

Elevance Health, Inc.	5,694	2,214,738

HCA Healthcare, Inc.	2,697	1,033,221

Quest Diagnostics, Inc.	10,273	1,845,339

		6,796,746
Hotels, Restaurants & Leisure – 0.6%

Starbucks Corp.	7,111	651,581

		651,581
Insurance – 3.6%

Axis Capital Holdings Ltd.	19,059	1,978,705

MetLife, Inc.	21,111	1,697,747

		3,676,452
IT Services – 2.2%

Accenture PLC, Class A	7,387	2,207,900

		2,207,900
Life Sciences Tools & Services – 1.0%

Agilent Technologies, Inc.	8,401	991,402

		991,402

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Machinery – 3.9%

Allison Transmission Holdings, Inc.	5,392	$512,186

Otis Worldwide Corp.	8,884	879,694

PACCAR, Inc.	10,526	1,000,602

Westinghouse Air Brake Technologies Corp.	7,661	1,603,830

		3,996,312
Media – 1.3%

Comcast Corp., Class A	37,657	1,343,978

		1,343,978
Metals & Mining – 0.9%

Steel Dynamics, Inc.	7,053	902,854

		902,854
Oil, Gas & Consumable Fuels – 5.9%

Chevron Corp.	9,003	1,289,140

ConocoPhillips	13,757	1,234,553

EOG Resources, Inc.	20,895	2,499,251

Phillips 66	7,844	935,789

		5,958,733
Pharmaceuticals – 4.8%

Johnson & Johnson	24,339	3,717,782

Roche Holding AG, ADR	27,564	1,123,509

		4,841,291
Professional Services – 0.3%

FTI Consulting, Inc.(1)	2,160	348,840

		348,840
Real Estate Management & Development – 0.2%

Jones Lang LaSalle, Inc.(1)	806	206,159

		206,159
Semiconductors & Semiconductor Equipment – 4.7%

Lam Research Corp.	6,150	598,641

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,831	1,547,153

Texas Instruments, Inc.	12,462	2,587,361

		4,733,155
Software – 0.8%

Nice Ltd., ADR(1)	4,622	780,702

		780,702
Specialized REITs – 0.8%

Public Storage	2,655	779,030

		779,030
Specialty Retail – 4.6%

Dick’s Sporting Goods, Inc.	6,943	1,373,395

Lowe’s Cos., Inc.	3,724	826,244

Ross Stores, Inc.	8,895	1,134,824

Ulta Beauty, Inc.(1)	2,888	1,351,064

		4,685,527

June 30, 2025 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.0%

Lululemon Athletica, Inc.(1)	1,331	$316,219

NIKE, Inc., Class B	9,545	678,077

		994,296
Tobacco – 3.8%

Philip Morris International, Inc.	20,945	3,814,713

		3,814,713
Trading Companies & Distributors – 0.6%

MSC Industrial Direct Co., Inc., Class A	7,227	614,440

		614,440

Total Common Stocks (Cost $77,369,377)		99,837,802

	Principal Amount	Value
Repurchase Agreements – 2.1%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $2,133,371, due 7/1/2025(2)	$2,133,290	2,133,290

Total Repurchase Agreements (Cost $2,133,290)		2,133,290

Total Investments – 100.5% (Cost $79,502,667)		101,971,092

Liabilities in excess of other assets – (0.5)%		(554,980)

Total Net Assets – 100.0%		$101,416,112

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$2,139,200	$2,175,979

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$99,837,802	$—	$—	$99,837,802
Repurchase Agreements	—	2,133,290	—	2,133,290
Total	$99,837,802	$2,133,290	$—	$101,971,092

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$101,971,092

Foreign tax reclaims receivable	98,477

Dividends/interest receivable	81,390

Reimbursement receivable from adviser	9,952

Receivable for fund shares subscribed	7,526

Prepaid expenses	1,458

Total Assets	102,169,895

Liabilities

Payable for investments purchased	456,046

Payable for fund shares redeemed	178,105

Investment advisory fees payable	53,535

Distribution fees payable	20,597

Accrued audit fees	14,924

Accrued custodian and accounting fees	8,137

Accrued expenses and other liabilities	22,439

Total Liabilities	753,783

Total Net Assets	$101,416,112

Net Assets Consist of:

Paid-in capital	$(10,701,967)

Distributable earnings	112,118,079

Total Net Assets	$101,416,112

Investments, at Cost	$79,502,667

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,328,269

Net Asset Value Per Share	$23.43

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$941,464

Interest	8,512

Withholding taxes on foreign dividends	(4,272)

Total Investment Income	945,704

Expenses

Investment advisory fees	331,610

Distribution fees	127,931

Professional fees	24,344

Trustees’ and officers’ fees	18,584

Custodian and accounting fees	18,450

Administrative fees	18,080

Transfer agent fees	7,717

Shareholder reports	4,925

Other expenses	3,767

Total Expenses	555,408

Less: Fees waived	(59,037)

Total Expenses, Net	496,371

Net Investment Income/(Loss)	449,333

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	5,245,370

Net change in unrealized appreciation/(depreciation) on investments	(1,445,850)

Net Gain on Investments	3,799,520

Net Increase in Net Assets Resulting From Operations	$4,248,853

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$449,333	$1,144,954

Net realized gain/(loss) from investments	5,245,370	21,318,328

Net change in unrealized appreciation/(depreciation) on investments	(1,445,850)	(8,305,508)

Net Increase in Net Assets Resulting from Operations	4,248,853	14,157,774

Capital Share Transactions

Proceeds from sales of shares	1,876,556	2,091,892

Cost of shares redeemed	(12,671,053)	(44,478,877)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,794,497)	(42,386,985)

Net Decrease in Net Assets	(6,545,644)	(28,229,211)

Net Assets

Beginning of period	107,961,756	136,190,967

End of period	$101,416,112	$107,961,756

Other Information:

Shares

Sold	84,214	95,465

Redeemed	(554,115)	(2,015,076)

Net Decrease	(469,901)	(1,919,611)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$22.50	$0.10	$0.83	$0.93	$23.43	4.13%	(4)

Year Ended 12/31/24	20.27	0.20	2.03	2.23	22.50	11.00%

Year Ended 12/31/23	18.17	0.22	1.88	2.10	20.27	11.56%

Year Ended 12/31/22	19.17	0.23	(1.23)	(1.00)	18.17	(5.22)%

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$101,416	0.97%	(4)	1.09%	(4)	0.88%	(4)	0.76%	(4)	26%	(4)

107,962	0.97%		1.05%		0.90%		0.82%		45%

136,191	0.96%		1.03%		1.17%		1.10%		41%

143,039	0.96%		0.99%		1.25%		1.22%		39%

193,598	0.97%		0.98%		0.82%		0.81%		26%

198,155	1.01%		1.03%		1.17%		1.15%		36%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $59,037.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $127,931 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $27,031,309 and $38,120,311, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s

14

organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

18

1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.
•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

19

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 2.4%

Curtiss-Wright Corp.	1,088	$531,542

General Dynamics Corp.	2,477	722,442

General Electric Co.	6,251	1,608,945

Howmet Aerospace, Inc.	7,179	1,336,227

RTX Corp.	9,371	1,368,354

StandardAero, Inc.(1)	7,525	238,166

		5,805,676
Automobile Components – 0.5%

Aptiv PLC(1)	17,282	1,178,978

		1,178,978
Automobiles – 0.4%

Tesla, Inc.(1)	3,335	1,059,396

		1,059,396
Banks – 3.9%

Hancock Whitney Corp. (United States)	6,666	382,629

JPMorgan Chase & Co.	17,567	5,092,849

Pacific Premier Bancorp, Inc.	15,254	321,707

PNC Financial Services Group, Inc.	7,288	1,358,629

Popular, Inc.	5,549	611,555

Wells Fargo & Co.	20,968	1,679,956

		9,447,325
Beverages – 1.1%

Coca-Cola Europacific Partners PLC	10,769	998,502

Constellation Brands, Inc., Class A	1,791	291,360

PepsiCo, Inc.	10,405	1,373,876

		2,663,738
Biotechnology – 2.1%

AbbVie, Inc.	16,478	3,058,647

Exact Sciences Corp.(1)	4,624	245,719

Vertex Pharmaceuticals, Inc.(1)	3,790	1,687,308

		4,991,674
Broadline Retail – 4.7%

Amazon.com, Inc.(1)	51,392	11,274,891

		11,274,891
Building Products – 0.7%

Builders FirstSource, Inc.(1)	4,697	548,093

Trane Technologies PLC	2,547	1,114,083

		1,662,176
Capital Markets – 3.3%

Charles Schwab Corp.	11,089	1,011,761

CME Group, Inc.	4,357	1,200,876

KKR & Co., Inc.	11,807	1,570,685

Moody’s Corp.	2,252	1,129,581

Morgan Stanley	11,131	1,567,913

Northern Trust Corp.	3,562	451,626

Raymond James Financial, Inc.	3,503	537,255

TPG, Inc.	9,525	499,586

		7,969,283

June 30, 2025 (unaudited)	Shares	Value
Chemicals – 1.4%

Air Products & Chemicals, Inc.	2,055	$579,633

Corteva, Inc.	7,858	585,657

DuPont de Nemours, Inc.	2,969	203,644

Eastman Chemical Co.	4,445	331,863

Linde PLC	2,073	972,610

Sherwin-Williams Co.	1,769	607,404

		3,280,811
Commercial Services & Supplies – 0.3%

GFL Environmental, Inc.	15,967	805,695

		805,695
Communications Equipment – 0.3%

Motorola Solutions, Inc.	1,839	773,226

		773,226
Construction & Engineering – 0.4%

API Group Corp.(1)	20,491	1,046,066

		1,046,066
Construction Materials – 0.5%

CRH PLC	13,509	1,240,126

		1,240,126
Consumer Staples Distribution & Retail – 1.1%

BJ’s Wholesale Club Holdings, Inc.(1)	18,226	1,965,310

U.S. Foods Holding Corp.(1)	7,953	612,460

		2,577,770
Containers & Packaging – 0.2%

Smurfit WestRock PLC	9,676	417,519

		417,519
Distributors – 0.3%

LKQ Corp.	16,902	625,543

		625,543
Diversified Consumer Services – 0.2%

Bright Horizons Family Solutions, Inc.(1)	2,325	287,347

Grand Canyon Education, Inc.(1)	1,487	281,043

		568,390
Electric Utilities – 1.5%

Duke Energy Corp.	6,766	798,388

Evergy, Inc.	4,109	283,233

Exelon Corp.	8,556	371,502

NextEra Energy, Inc.	11,003	763,828

PG&E Corp.	71,362	994,786

Xcel Energy, Inc.	5,164	351,669

		3,563,406
Electrical Equipment – 2.2%

AMETEK, Inc.	5,322	963,069

Eaton Corp. PLC	5,047	1,801,729

Emerson Electric Co.	10,725	1,429,964

GE Vernova, Inc.	1,468	776,792

Regal Rexnord Corp.	2,613	378,781

		5,350,335

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 2.3%

Amphenol Corp., Class A	15,127	$1,493,791

CDW Corp.	14,282	2,550,622

Flex Ltd.(1)	3,495	174,471

Insight Enterprises, Inc.(1)	9,942	1,372,841

		5,591,725
Energy Equipment & Services – 0.2%

TechnipFMC PLC	11,505	396,232

		396,232
Entertainment – 2.1%

Electronic Arts, Inc.	3,074	490,918

Spotify Technology SA(1)	3,128	2,400,239

Take-Two Interactive Software, Inc.(1)	2,476	601,297

Walt Disney Co.	12,623	1,565,378

		5,057,832
Financial Services – 3.2%

Corebridge Financial, Inc.	18,800	667,400

Fidelity National Information Services, Inc.	8,351	679,855

Fiserv, Inc.(1)	4,791	826,016

Mastercard, Inc., Class A	7,349	4,129,697

Visa, Inc., Class A	3,802	1,349,900

		7,652,868
Food Products – 0.5%

Mondelez International, Inc., Class A	16,469	1,110,669

		1,110,669
Ground Transportation – 0.3%

JB Hunt Transport Services, Inc.	2,349	337,317

Old Dominion Freight Line, Inc.	1,824	296,035

		633,352
Health Care Equipment & Supplies – 2.7%

Becton Dickinson & Co.	8,634	1,487,207

Boston Scientific Corp.(1)	15,652	1,681,181

Dexcom, Inc.(1)	6,481	565,726

Medtronic PLC	23,853	2,079,266

STERIS PLC	3,075	738,677

		6,552,057
Health Care Providers & Services – 1.6%

Cigna Group	6,317	2,088,274

Humana, Inc.	1,584	387,256

McKesson Corp.	1,934	1,417,197

		3,892,727
Health Care Technology – 0.2%

Veeva Systems, Inc., Class A(1)	1,567	451,265

		451,265
Hotels, Restaurants & Leisure – 2.5%

Aramark	29,781	1,246,931

Booking Holdings, Inc.	400	2,315,696

DraftKings, Inc., Class A(1)	6,767	290,237

Hilton Worldwide Holdings, Inc.	4,101	1,092,260

Starbucks Corp.	8,888	814,407

Viking Holdings Ltd.(1)	6,083	324,163

		6,083,694

June 30, 2025 (unaudited)	Shares	Value
Household Durables – 0.2%

Mohawk Industries, Inc.(1)	3,914	$410,344

		410,344
Household Products – 0.7%

Colgate-Palmolive Co.	8,838	803,374

Procter & Gamble Co.	4,866	775,251

		1,578,625
Independent Power and Renewable Electricity Producers – 0.4%

Vistra Corp.	4,964	962,073

		962,073
Industrial REITs – 0.3%

Rexford Industrial Realty, Inc.	16,826	598,501

		598,501
Insurance – 3.6%

American International Group, Inc.	11,770	1,007,394

Aon PLC, Class A	5,458	1,947,196

Arthur J Gallagher & Co.	4,391	1,405,647

Assurant, Inc.	1,948	384,711

Chubb Ltd.	5,597	1,621,563

Everest Group Ltd.	1,208	410,539

Principal Financial Group, Inc.	5,396	428,604

Selective Insurance Group, Inc.	4,786	414,707

Willis Towers Watson PLC	2,931	898,351

		8,518,712
Interactive Media & Services – 6.1%

Alphabet, Inc., Class A	39,913	7,033,868

Meta Platforms, Inc., Class A	10,324	7,620,041

		14,653,909
IT Services – 1.0%

Accenture PLC, Class A	1,840	549,957

EPAM Systems, Inc.(1)	3,101	548,319

MongoDB, Inc.(1)	2,218	465,758

Okta, Inc.(1)	8,339	833,650

		2,397,684
Leisure Products – 0.2%

Brunswick Corp.	2,638	145,723

Hasbro, Inc.	4,173	308,051

		453,774
Life Sciences Tools & Services – 1.0%

Bio-Techne Corp.	14,531	747,620

Waters Corp.(1)	4,843	1,690,401

		2,438,021
Machinery – 1.7%

Caterpillar, Inc.	2,612	1,014,004

Crane Co.	3,364	638,790

Nordson Corp.	4,234	907,642

Pentair PLC	5,354	549,642

Westinghouse Air Brake Technologies Corp.	4,868	1,019,116

		4,129,194

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Media – 0.4%

Comcast Corp., Class A	19,441	$693,849

Omnicom Group, Inc.	3,670	264,020

		957,869
Multi-Utilities – 0.3%

Sempra	8,227	623,360

		623,360
Office REITs – 0.1%

Highwoods Properties, Inc.	11,455	356,136

		356,136
Oil, Gas & Consumable Fuels – 3.0%

Cheniere Energy, Inc.	6,049	1,473,053

ConocoPhillips	13,468	1,208,618

Expand Energy Corp.	4,149	485,184

Exxon Mobil Corp.	21,078	2,272,208

Hess Corp.	5,458	756,151

Permian Resources Corp.	25,046	341,127

Phillips 66	2,407	287,155

Valero Energy Corp.	2,134	286,852

		7,110,348
Personal Care Products – 0.6%

e.l.f. Beauty, Inc.(1)	4,413	549,154

Kenvue, Inc.	40,655	850,909

		1,400,063
Pharmaceuticals – 2.7%

Johnson & Johnson	23,584	3,602,456

Pfizer, Inc.	113,613	2,753,979

		6,356,435
Professional Services – 3.9%

Equifax, Inc.	1,985	514,849

Jacobs Solutions, Inc.	7,843	1,030,962

Leidos Holdings, Inc.	6,385	1,007,298

TransUnion	42,029	3,698,552

TriNet Group, Inc.	31,069	2,272,387

Verisk Analytics, Inc.	2,652	826,098

		9,350,146
Residential REITs – 0.2%

Equity LifeStyle Properties, Inc.	6,177	380,936

		380,936
Retail REITs – 0.6%

Federal Realty Investment Trust	8,380	796,016

NNN REIT, Inc.	16,650	718,947

		1,514,963
Semiconductors & Semiconductor Equipment – 10.1%

Analog Devices, Inc.	6,430	1,530,469

Broadcom, Inc.	24,683	6,803,869

First Solar, Inc.(1)	1,609	266,354

KLA Corp.	1,640	1,469,014

Lam Research Corp.	24,485	2,383,370

MACOM Technology Solutions Holdings, Inc.(1)	1,071	153,463

June 30, 2025 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

Monolithic Power Systems, Inc.	976	$713,827

NVIDIA Corp.	60,640	9,580,513

NXP Semiconductors NV	4,826	1,054,433

Onto Innovation, Inc.(1)	2,110	212,962

		24,168,274
Software – 11.7%

Atlassian Corp., Class A(1)	6,994	1,420,411

Cadence Design Systems, Inc.(1)	8,417	2,593,698

Elastic NV(1)	6,621	558,349

Guidewire Software, Inc.(1)	4,005	942,977

HubSpot, Inc.(1)	1,044	581,122

Microsoft Corp.	34,848	17,333,744

Roper Technologies, Inc.	990	561,172

Salesforce, Inc.	9,081	2,476,298

SentinelOne, Inc., Class A(1)	23,478	429,178

Tyler Technologies, Inc.(1)	1,209	716,744

Vertex, Inc., Class A(1)	11,302	399,356

		28,013,049
Specialized REITs – 1.0%

American Tower Corp.	9,218	2,037,362

Extra Space Storage, Inc.	2,685	395,877

		2,433,239
Specialty Retail – 1.7%

Home Depot, Inc.	7,214	2,644,941

Lithia Motors, Inc.	854	288,498

Ross Stores, Inc.	7,152	912,452

TJX Cos., Inc.	1,500	185,235

		4,031,126
Technology Hardware, Storage & Peripherals – 3.1%

Apple, Inc.	35,596	7,303,231

		7,303,231
Textiles, Apparel & Luxury Goods – 0.3%

Tapestry, Inc.	7,084	622,046

VF Corp.	9,837	115,585

		737,631
Tobacco – 0.7%

Philip Morris International, Inc.	9,065	1,651,008

		1,651,008
Trading Companies & Distributors – 0.4%

Ferguson Enterprises, Inc.	2,322	505,615

WW Grainger, Inc.	496	515,959

		1,021,574
Wireless Telecommunication Services – 0.5%

T-Mobile U.S., Inc.	4,847	1,154,846

		1,154,846

Total Common Stocks (Cost $188,135,139)		238,429,516

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,880,468, due 7/1/2025(2)	$1,880,397	$1,880,397

Total Repurchase Agreements (Cost $1,880,397)		1,880,397

Total Investments – 100.4% (Cost $190,015,536)		240,309,913

Liabilities in excess of other assets – (0.4)%		(862,689)

Total Net Assets – 100.0%		$239,447,224

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,885,600	$1,918,012

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$238,429,516	$—	$—	$238,429,516
Repurchase Agreements	—	1,880,397	—	1,880,397
Total	$238,429,516	$1,880,397	$—	$240,309,913

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities
As of June 30, 2025 (unaudited)
Assets

Investments, at value	$240,309,913

Receivable for investments sold	996,603

Dividends/interest receivable	137,825

Receivable for fund shares subscribed	2,913

Prepaid expenses	2,563

Total Assets	241,449,817

Liabilities

Payable for investments purchased	1,300,383

Payable for fund shares redeemed	510,730

Investment advisory fees payable	84,800

Distribution fees payable	48,182

Accrued audit fees	14,923

Accrued custodian and accounting fees	12,097

Accrued trustees’ and officers’ fees	1,652

Accrued expenses and other liabilities	29,826

Total Liabilities	2,002,593

Total Net Assets	$239,447,224

Net Assets Consist of:

Paid-in capital	$169,289,077

Distributable earnings	70,158,147

Total Net Assets	$239,447,224

Investments, at Cost	$190,015,536

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,292,793

Net Asset Value Per Share	$13.09

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,274,873

Interest	10,460

Withholding taxes on foreign dividends	(2,068)

Total Investment Income	1,283,265

Expenses

Investment advisory fees	422,979

Distribution fees	240,329

Professional fees	34,380

Trustees’ and officers’ fees	33,542

Custodian and accounting fees	28,068

Administrative fees	24,790

Transfer agent fees	9,328

Shareholder reports	6,395

Other expenses	5,824

Total Expenses	805,635

Net Investment Income/(Loss)	477,630

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	8,911,233

Net realized gain/(loss) from foreign currency transactions	2

Net change in unrealized appreciation/(depreciation) on investments	5,309,724

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(4)

Net Gain on Investments and Foreign Currency Transactions	14,220,955

Net Increase in Net Assets Resulting From Operations	$14,698,585

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets
Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$477,630	$833,785

Net realized gain/(loss) from investments and foreign currency transactions	8,911,235	12,886,519

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	5,309,720	19,232,328

Net Increase in Net Assets Resulting from Operations	14,698,585	32,952,632

Capital Share Transactions

Proceeds from sales of shares	58,256,155	2,447,778

Cost of shares redeemed	(14,140,009)	(29,233,265)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	44,116,146	(26,785,487)

Net Increase in Net Assets	58,814,731	6,167,145

Net Assets

Beginning of period	180,632,493	174,465,348

End of period	$239,447,224	$180,632,493

Other Information:

Shares

Sold	4,970,652	215,911

Redeemed	(1,139,376)	(2,523,550)

Net Increase/(Decrease)	3,831,276	(2,307,639)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$12.49	$0.03	$0.57	$0.60	$13.09	4.80%	(4)

Year Ended 12/31/24	10.40	0.05	2.04	2.09	12.49	20.10%

Year Ended 12/31/23	8.46	0.07	1.87	1.94	10.40	22.93%

Year Ended 12/31/22	10.26	0.07	(1.87)	(1.80)	8.46	(17.54)%

Period Ended 12/31/21(5)	10.00	0.01	0.25	0.26	10.26	2.60%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$239,447	0.84%	(4)	0.84%	(4)	0.49%	(4)	0.49%	(4)	28%	(4)

180,632	0.82%		0.83%		0.46%		0.45%		33%

174,465	0.78%		0.83%		0.72%		0.67%		32%

159,185	0.78%		0.85%		0.78%		0.71%		37%

31,370	0.38%	(4)	1.14%	(4)	1.06%	(4)	0.30%	(4)	7%	(4)

(1)	Calculated based on the average shares outstanding during the period.
(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.
(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.91% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.93%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $240,329 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $99,319,675 and $55,428,881, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

14

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

15

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

16

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

17

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

18

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

19

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

20

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

21

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

This Page Intentionally Left Blank

23

This Page Intentionally Left Blank

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 66.5%

Aerospace & Defense – 0.6%

Northrop Grumman Corp.	2,710	$1,354,946

		1,354,946
Automobiles – 0.3%

Tesla, Inc.(1)	2,276	722,994

		722,994
Banks – 2.7%

Wells Fargo & Co.	71,332	5,715,120

		5,715,120
Biotechnology – 1.3%

AbbVie, Inc.	4,751	881,880

Vertex Pharmaceuticals, Inc.(1)	4,304	1,916,141

		2,798,021
Broadline Retail – 3.8%

Amazon.com, Inc.(1)	36,643	8,039,108

		8,039,108
Capital Markets – 4.0%

Ares Management Corp., Class A	9,937	1,721,088

Goldman Sachs Group, Inc.	2,603	1,842,273

KKR & Co., Inc.	24,882	3,310,053

Nasdaq, Inc.	19,343	1,729,651

		8,603,065
Chemicals – 1.1%

Celanese Corp.	5,646	312,393

FMC Corp.	12,606	526,301

Linde PLC	2,911	1,365,783

PPG Industries, Inc.	1,711	194,626

		2,399,103
Commercial Services & Supplies – 1.1%

Clean Harbors, Inc.(1)	8,340	1,928,041

Waste Connections, Inc.	2,309	431,137

		2,359,178
Communications Equipment – 0.3%

Arista Networks, Inc.(1)	6,449	659,797

		659,797
Construction Materials – 0.5%

James Hardie Industries PLC, ADR(1)	39,951	1,074,282

		1,074,282
Consumer Staples Distribution & Retail – 0.9%

Kroger Co.	25,120	1,801,858

		1,801,858
Distributors – 0.7%

Pool Corp.	4,847	1,412,804

		1,412,804
Electrical Equipment – 0.4%

Vertiv Holdings Co., Class A	6,372	818,228

		818,228
Electronic Equipment, Instruments & Components – 0.5%

Celestica, Inc.(1)	7,361	1,149,126

		1,149,126

June 30, 2025 (unaudited)	Shares	Value
Entertainment – 2.3%

Netflix, Inc.(1)	1,761	$2,358,208

ROBLOX Corp., Class A(1)	14,229	1,496,891

Walt Disney Co.	8,935	1,108,029

		4,963,128
Financial Services – 1.5%

Mastercard, Inc., Class A	5,485	3,082,241

		3,082,241
Ground Transportation – 0.7%

Uber Technologies, Inc.(1)	15,982	1,491,121

		1,491,121
Health Care Equipment & Supplies – 1.9%

Boston Scientific Corp.(1)	23,403	2,513,716

Edwards Lifesciences Corp.(1)	18,467	1,444,304

		3,958,020
Health Care Providers & Services – 0.4%

UnitedHealth Group, Inc.	2,668	832,336

		832,336
Health Care REITs – 0.8%

Welltower, Inc.	11,694	1,797,719

		1,797,719
Hotels, Restaurants & Leisure – 2.3%

Airbnb, Inc., Class A(1)	16,268	2,152,907

Carnival Corp.(1)	44,038	1,238,348

Marriott International, Inc., Class A	5,484	1,498,284

		4,889,539
Insurance – 1.0%

Marsh & McLennan Cos., Inc.	9,972	2,180,278

		2,180,278
Interactive Media & Services – 5.1%

Alphabet, Inc., Class A	29,360	5,174,113

Meta Platforms, Inc., Class A	7,805	5,760,792

		10,934,905
IT Services – 1.4%

Shopify, Inc., Class A(1)	10,674	1,231,246

Snowflake, Inc., Class A(1)	3,044	681,156

VeriSign, Inc.	3,432	991,161

		2,903,563
Life Sciences Tools & Services – 0.4%

ICON PLC(1)	5,618	817,138

		817,138
Machinery – 1.1%

IDEX Corp.	6,616	1,161,571

Westinghouse Air Brake Technologies Corp.	5,672	1,187,433

		2,349,004
Multi-Utilities – 1.9%

Sempra	53,841	4,079,533

		4,079,533

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 2.3%

Exxon Mobil Corp.	27,493	$2,963,745

Shell PLC, ADR	26,822	1,888,537

		4,852,282
Pharmaceuticals – 2.5%

Eli Lilly & Co.	4,352	3,392,514

Merck & Co., Inc.	24,904	1,971,401

		5,363,915
Semiconductors & Semiconductor Equipment – 9.6%

Broadcom, Inc.	18,893	5,207,855

Micron Technology, Inc.	4,842	596,777

NVIDIA Corp.	78,625	12,421,964

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,308	2,108,169

		20,334,765
Software – 7.6%

HubSpot, Inc.(1)	912	507,646

Microsoft Corp.	20,972	10,431,682

SAP SE, ADR	4,686	1,425,013

ServiceNow, Inc.(1)	2,172	2,232,990

Synopsys, Inc.(1)	3,035	1,555,984

		16,153,315
Specialty Retail – 0.9%

O’Reilly Automotive, Inc.(1)	20,306	1,830,180

		1,830,180
Technology Hardware, Storage & Peripherals – 1.8%

Apple, Inc.	18,729	3,842,629

		3,842,629
Tobacco – 2.1%

Philip Morris International, Inc.	24,805	4,517,735

		4,517,735
Wireless Telecommunication Services – 0.7%

T-Mobile U.S., Inc.	6,482	1,544,401

		1,544,401

Total Common Stocks (Cost $117,149,202)		141,625,377

	Principal Amount	Value
Agency Mortgage-Backed Securities – 8.5%

Federal Home Loan Mortgage Corp.
2.00% due 5/1/2051	$873,543	699,391
2.00% due 4/1/2052	1,157,505	930,369
2.50% due 7/1/2041	325,026	289,229
2.50% due 2/1/2042	474,946	423,083
2.50% due 7/1/2051	862,158	725,781
2.50% due 10/1/2051	55,888	46,576
2.50% due 11/1/2051	348,644	292,234
3.00% due 10/1/2049	219,437	192,478
4.00% due 4/1/2047	7,982	7,658
4.00% due 11/1/2048	105,121	99,765
4.00% due 5/1/2049	14,166	13,492
4.00% due 7/1/2049	16,703	16,078

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
4.00% due 4/1/2052	$302,476	$282,653
4.50% due 1/1/2038	91,702	91,219
4.50% due 5/1/2038	19,463	19,348
4.50% due 11/1/2048	20,775	20,218
4.50% due 8/1/2049	48,978	47,757
4.50% due 8/1/2052	50,922	48,852
4.50% due 10/1/2052	82,073	78,884
5.00% due 1/1/2053	113,404	111,754
5.50% due 9/1/2052	223,379	225,315
5.50% due 2/1/2053	22,049	22,117
5.50% due 3/1/2053	32,622	32,705
5.50% due 5/1/2053	49,902	49,979
5.50% due 6/1/2053	67,159	67,320
5.50% due 7/1/2053	411,176	412,214
5.50% due 8/1/2053	115,527	115,683
5.50% due 9/1/2053	32,505	32,729
6.00% due 11/1/2053	177,040	180,244
6.50% due 11/1/2053	337,532	349,058

Federal National Mortgage Association
2.00% due 12/1/2050	1,096,720	876,357
2.50% due 2/1/2041	55,499	49,591
2.50% due 5/1/2051	515,951	433,277
3.00% due 6/1/2043	202,303	183,020
3.00% due 10/1/2051	646,565	563,050
3.50% due 8/1/2043	201,756	188,510
3.50% due 7/1/2051	447,967	407,736
3.50% due 4/1/2052	268,906	244,127
4.00% due 3/1/2046	8,199	7,866
4.00% due 1/1/2049	10,345	9,924
4.00% due 8/1/2049	7,020	6,735
4.00% due 8/1/2051	9,269	8,922
4.00% due 8/1/2052	21,406	19,958
4.00% due 10/1/2052	117,510	109,777
4.50% due 4/1/2038	346,420	344,368
4.50% due 7/1/2048	69,394	67,730
4.50% due 11/1/2048	30,544	29,796
4.50% due 10/1/2050	15,346	14,934
4.50% due 8/1/2052	14,532	13,960
4.50% due 9/1/2052	107,882	104,138
4.50% due 11/1/2052	68,818	66,595
5.00% due 8/1/2052	592,009	583,280
5.00% due 9/1/2052	33,642	33,188
5.00% due 10/1/2052	21,683	21,415
5.50% due 1/1/2053	134,494	135,105
5.50% due 8/1/2053	33,022	33,105
6.00% due 9/1/2053	1,009,407	1,028,685

Freddie Mac Multifamily Structured Pass-Through Certificates Series K-150, Class A2 3.71% due 9/25/2032(2)(3)	78,000	74,673
Series K-157, Class A2 3.99% due 5/25/2033(2)(3)	125,000	123,669
Series K-758, Class A2 4.68% due 10/25/2031(2)(3)	100,000	101,879

Government National Mortgage Association
2.00% due 12/20/2050	372,585	303,861
2.00% due 1/20/2051	101,786	83,004
2.00% due 2/20/2051	89,692	73,122
2.00% due 7/20/2054(4)	235,000	191,382
2.50% due 5/20/2051	461,099	392,345

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities (continued)
2.50% due 8/20/2051	$462,660	$393,566
3.00% due 1/20/2051	428,281	379,868
3.00% due 5/20/2051	223,468	197,882
3.50% due 1/20/2052	386,783	353,663
3.50% due 2/20/2052	385,187	352,204
4.00% due 4/20/2052	73,391	68,844
4.00% due 5/20/2052	211,215	198,127
4.00% due 8/20/2052	313,798	294,354
4.50% due 8/20/2048	151,418	147,841
4.50% due 6/20/2052	532,222	513,769
4.50% due 8/20/2052	477,544	460,987
5.50% due 7/20/2054(4)	300,000	300,351

Uniform Mortgage-Backed Security
2.50% due 7/1/2055(4)	306,000	253,749
3.00% due 7/1/2054(4)	251,000	217,118
4.50% due 7/1/2054(4)	76,000	72,690
5.00% due 7/1/2054(4)	331,000	324,440
5.50% due 7/1/2040(4)	670,000	682,181

Total Agency Mortgage-Backed Securities (Cost $18,479,044)		18,064,901
Asset-Backed Securities – 1.2%

CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53% due 3/15/2061(5)	183,777	177,203
Series 2022-1A, Class A1 5.97% due 8/15/2062(5)	97,713	98,001

Chesapeake Funding II LLC Series 2024-1A, Class A1 5.52% due 5/15/2036(5)	118,886	120,059

Enterprise Fleet Financing LLC Series 2023-3, Class A2 6.40% due 3/20/2030(5)	153,511	155,752

GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class A3 4.47% due 2/16/2028	74,586	74,572

GM Financial Revolving Receivables Trust Series 2023-2, Class A 5.77% due 8/11/2036(5)	174,000	182,008

Kubota Credit Owner Trust Series 2023-2A, Class A3 5.28% due 1/18/2028(5)	155,000	156,260

Navient Private Education Refi Loan Trust Series 2023-A, Class A 5.51% due 10/15/2071(5)	149,103	152,323

New Economy Assets – Phase 1 Sponsor LLC Series 2021-1, Class A1 1.91% due 10/20/2061(5)	335,000	314,177

Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.00% due 9/15/2048(5)	346,000	343,527

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2 2.165% due 10/15/2046(5)	175,000	168,482

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Volkswagen Auto Lease Trust Series 2024-A, Class A3 5.21% due 6/21/2027	$190,000	$191,631

Wheels Fleet Lease Funding 1 LLC
Series 2023-1A, Class A 5.80% due 4/18/2038(5)	187,577	188,857
Series 2023-2A, Class A 6.46% due 8/18/2038(5)	99,597	100,957
Series 2024-2A, Class A1 4.87% due 6/21/2039(5)	96,656	97,047

Total Asset-Backed Securities (Cost $2,495,590)		2,520,856
Corporate Bonds & Notes – 7.0%

Aerospace & Defense – 0.1%

Boeing Co.
5.805% due 5/1/2050	16,000	15,350
6.858% due 5/1/2054	196,000	214,665

		230,015
Airlines – 0.0%

United Airlines Pass-Through Trust Series 2016-1, Class AA 3.10% due 7/7/2028	36,255	34,585

		34,585
Commercial Banks – 1.1%

Bank of America Corp.
5.015% (5.015% fixed rate until 7/22/2032; SOFR + 2.16% thereafter) due 7/22/2033(2)	58,000	58,685
5.162% (5.162% fixed rate until 1/24/2030; 1 day USD SOFR + 1.00% thereafter) due 1/24/2031(2)	305,000	312,631

Barclays PLC 5.086% (5.086% fixed rate until 2/25/2028; 1 day USD SOFR + 0.96% thereafter) due 2/25/2029(2)	200,000	202,522

BPCE SA 5.876% (5.876% fixed rate until 1/14/2030; 1 day USD SOFR + 1.68% thereafter) due 1/14/2031(2)(5)	250,000	259,530

Citizens Financial Group, Inc. 5.841% (5.841% fixed rate until 1/23/2029; 1 day USD SOFR + 2.01% thereafter) due 1/23/2030(2)	60,000	62,120

Commonwealth Bank of Australia 5.071% due 9/14/2028(5)	250,000	257,493

JPMorgan Chase & Co.
4.912% (4.912% fixed rate until 7/25/2032; 1 day USD SOFR + 2.08% thereafter) due 7/25/2033(2)	165,000	165,950

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
5.14% (5.14% fixed rate until 1/24/2030; 1 day USD SOFR + 0.90% thereafter) due 1/24/2031(2)	$125,000	$128,231

Morgan Stanley
4.35% due 9/8/2026	268,000	267,625
4.889% due 7/20/2033(2)	30,000	30,035

Wells Fargo & Co.
5.244% (5.244% fixed rate until 1/24/2030; 1 day USD SOFR + 1.11% thereafter) due 1/24/2031(2)	185,000	189,779
5.557% due 7/25/2034(2)	103,000	106,366
6.303% (6.303% fixed rate until 10/23/2028; 1 day USD SOFR + 1.79% thereafter) due 10/23/2029(2)	220,000	232,551

		2,273,518
Diversified Financial Services – 0.3%

Capital One Financial Corp. 5.70% (5.70% fixed rate until 2/1/2029; 1 day USD SOFR + 1.91% thereafter) due 2/1/2030(2)	50,000	51,720
5.884% (5.884% fixed rate until 7/26/2034; 1 day USD SOFR + 1.99% thereafter) due 7/26/2035(2)	183,000	188,660
6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	117,000	122,077
6.312% (6.312% fixed rate until 6/8/2028; 1 day USD SOFR + 2.64% thereafter) due 6/8/2029(2)	104,000	109,188
7.624% (7.624% fixed rate until 10/30/2030; 1 day USD SOFR + 3.07% thereafter) due 10/30/2031(2)	13,000	14,687
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(2)	145,000	168,536

		654,868
Electric – 0.4%

Alabama Power Co. 5.10% due 4/2/2035	20,000	20,160
Series 20-A 1.45% due 9/15/2030	18,000	15,602

FirstEnergy Pennsylvania Electric Co.
3.60% due 6/1/2029(5)	34,000	32,790
5.15% due 3/30/2026(5)	5,000	5,012
5.20% due 4/1/2028(5)	10,000	10,203

Georgia Power Co.
4.85% due 3/15/2031	95,000	97,103
4.95% due 5/17/2033	166,000	167,413

June 30, 2025 (unaudited)	Principal Amount	Value
Electric (continued)
Series 2010-C 4.75% due 9/1/2040	$38,000	$35,419

Ohio Edison Co. 4.95% due 12/15/2029(5)	20,000	20,275

Public Service Co. of Oklahoma 5.45% due 1/15/2036	175,000	176,333

Texas Electric Market Stabilization Funding LLC Series A-1 4.265% due 8/1/2034(5)	179,063	177,863

Trans-Allegheny Interstate Line Co. 5.00% due 1/15/2031(5)	20,000	20,348

		778,521
Food – 0.4%

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 6.375% due 4/15/2066(5)	205,000	206,517

Mars, Inc. 5.65% due 5/1/2045(5)	50,000	50,045
5.70% due 5/1/2055(5)	152,000	151,618

Pilgrim’s Pride Corp. 4.25% due 4/15/2031	566,000	545,964

		954,144
Gas – 0.1%

Boston Gas Co. 3.15% due 8/1/2027(5)	35,000	34,078

KeySpan Gas East Corp. 2.742% due 8/15/2026(5)	162,000	158,201

		192,279
Healthcare-Products – 0.2%

GE HealthCare Technologies, Inc.
4.80% due 1/15/2031	231,000	233,058
5.50% due 6/15/2035	244,000	250,166

		483,224
Healthcare-Services – 0.1%

Providence St. Joseph Health Obligated Group 5.403% due 10/1/2033	110,000	111,194

Sutter Health Series 20A 2.294% due 8/15/2030	25,000	22,580

		133,774
Insurance – 1.3%

American International Group, Inc. 4.85% due 5/7/2030	50,000	50,785

Athene Global Funding
2.50% due 3/24/2028(5)	382,000	361,418
5.583% due 1/9/2029(5)	175,000	179,805

Athene Holding Ltd. 6.625% due 5/19/2055	60,000	61,674

Beacon Funding Trust 6.266% due 8/15/2054(5)	100,000	98,986

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Insurance (continued)

Belrose Funding Trust II 6.792% due 5/15/2055(5)	$130,000	$132,760

Brighthouse Financial Global Funding 5.65% due 6/10/2029(5)	266,000	272,022

Brown & Brown, Inc.
4.90% due 6/23/2030	55,000	55,558
5.25% due 6/23/2032	10,000	10,204

GA Global Funding Trust 5.20% due 12/9/2031(5)	230,000	230,580

Henneman Trust 6.58% due 5/15/2055(5)	175,000	176,239

Liberty Mutual Group, Inc. 4.569% due 2/1/2029(5)	109,000	109,120

Lincoln Financial Global Funding 4.625% due 5/28/2028(5)	55,000	55,397

Mutual of Omaha Cos Global Funding 5.00% due 4/1/2030(5)	95,000	96,866

Pricoa Global Funding I 5.35% due 5/28/2035(5)	150,000	152,496

Protective Life Global Funding 5.432% due 1/14/2032(5)	185,000	190,972

RGA Global Funding 5.25% due 1/9/2030(5)	165,000	169,194

Sammons Financial Group Global Funding 4.95% due 6/12/2030(5)	260,000	263,076

		2,667,152
Investment Companies – 0.1%

Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/2/2031(5)	265,000	260,283

		260,283
Media – 0.1%

Charter Communications Operating LLC/Charter Communications Operating Capital 3.90% due 6/1/2052	347,000	237,799

		237,799
Mining – 0.3%

Glencore Funding LLC
5.371% due 4/4/2029(5)	110,000	112,709
5.893% due 4/4/2054(5)	92,000	90,177
6.141% due 4/1/2055(5)	35,000	35,355
6.375% due 10/6/2030(5)	309,000	331,248

		569,489
Oil & Gas – 0.2%

Saudi Arabian Oil Co.
5.375% due 6/2/2035(5)	240,000	240,972
6.375% due 6/2/2055(5)	200,000	199,518

		440,490

June 30, 2025 (unaudited)	Principal Amount	Value
Pipelines – 0.8%

Columbia Pipelines Holding Co. LLC
5.097% due 10/1/2031(5)	$75,000	$75,344
5.681% due 1/15/2034(5)	40,000	40,434

Columbia Pipelines Operating Co. LLC
5.927% due 8/15/2030(5)	45,000	47,505
6.497% due 8/15/2043(5)	89,000	91,986

Enbridge, Inc.
4.90% due 6/20/2030	50,000	50,526
5.55% due 6/20/2035	50,000	50,885

Energy Transfer LP
4.95% due 6/15/2028	12,000	12,174
5.20% due 4/1/2030	260,000	265,668
6.20% due 4/1/2055	158,000	155,589

Enterprise Products Operating LLC 5.20% due 1/15/2036	125,000	126,074

Gray Oak Pipeline LLC
2.60% due 10/15/2025(5)	85,000	84,266
3.45% due 10/15/2027(5)	15,000	14,688

Greensaif Pipelines Bidco SARL
5.853% due 2/23/2036(5)	200,000	201,988
6.103% due 8/23/2042(5)	205,000	204,596

Whistler Pipeline LLC
5.40% due 9/30/2029(5)	193,000	195,357
5.70% due 9/30/2031(5)	130,000	132,632

		1,749,712
Real Estate Investment Trusts – 0.5%

American Tower Trust I 5.49% due 3/15/2028(5)	315,000	320,091

Crown Castle, Inc.
2.10% due 4/1/2031	15,000	12,871
2.25% due 1/15/2031	5,000	4,350
3.30% due 7/1/2030	34,000	31,819
4.30% due 2/15/2029	28,000	27,645
4.80% due 9/1/2028	36,000	36,215
4.90% due 9/1/2029	49,000	49,415
5.10% due 5/1/2033	76,000	75,716
5.20% due 9/1/2034	106,000	104,978

Extra Space Storage LP 5.40% due 6/15/2035	308,000	309,672

Kite Realty Group LP 5.20% due 8/15/2032	25,000	25,264

WEA Finance LLC
2.875% due 1/15/2027(5)	20,000	19,467
3.50% due 6/15/2029(5)	45,000	43,078

		1,060,581
Retail – 0.0%

Starbucks Corp. 4.80% due 5/15/2030	60,000	60,746

		60,746
Semiconductors – 0.4%

Foundry JV Holdco LLC
5.90% due 1/25/2033(5)	200,000	207,380
6.15% due 1/25/2032(5)	200,000	210,294

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Semiconductors (continued)

Intel Corp.
4.60% due 3/25/2040	$345,000	$303,055
5.60% due 2/21/2054	260,000	238,225

		958,954
Software – 0.4%

Constellation Software, Inc.
5.158% due 2/16/2029(5)	30,000	30,570
5.461% due 2/16/2034(5)	232,000	236,617

Oracle Corp.
3.65% due 3/25/2041	215,000	169,231
4.70% due 9/27/2034	101,000	98,076
5.25% due 2/3/2032	85,000	87,207

Synopsys, Inc. 5.00% due 4/1/2032	160,000	162,038

		783,739
Telecommunications – 0.2%

AT&T, Inc.
3.50% due 6/1/2041	100,000	78,430
3.65% due 6/1/2051	95,000	67,374
3.85% due 6/1/2060	19,000	13,284
4.30% due 12/15/2042	242,000	203,888

		362,976

Total Corporate Bonds & Notes (Cost $14,660,332)		14,886,849
Municipals – 0.3%

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	46,927	51,959

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051	100,000	80,885

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049	10,000	8,947

Municipal Electric Authority of Georgia Series A 6.637% due 4/1/2057	144,000	155,629
Regents of the University of California Medical Center Pooled Revenue Series N 3.006% due 5/15/2050	125,000	80,387

Texas Natural Gas Securitization Finance Corp.
5.102% due 4/1/2035	105,921	108,219
5.169% due 4/1/2041	35,000	35,333

Total Municipals (Cost $576,070)		521,359
Non-Agency Mortgage-Backed Securities – 0.8%

Fannie Mae REMIC
Series 2019-42, Class LA 3.00% due 8/25/2049	230,958	213,465

June 30, 2025 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)
Series 2020-27, Class HC 1.50% due 10/25/2049		$342,819	$269,988

Freddie Mac REMIC
Series 3967, Class ZP 4.00% due 9/15/2041		220,235	213,314
Series 5170, Class DP 2.00% due 7/25/2050		196,372	171,864

Ginnie Mae REMIC Series 2021-215, Class KA 2.50% due 10/20/2049		246,546	216,841

PRET Trust Series 2025-RPL2, Class A1 4.00% due 8/25/2064(2)(3)(5)		248,308	238,716

RFR Trust Series 2025-SGRM, Class A 5.562% due 3/11/2041(2)(3)(5)		447,317	455,539

Total Non-Agency Mortgage-Backed Securities (Cost $1,818,896)			1,779,727
Foreign Government – 0.3%

Israel Government International Bonds 5.375% due 3/12/2029	USD	220,000	223,997

Mexico Government International Bonds 6.75% due 9/27/2034	USD	196,000	208,152

Saudi Government International Bonds 5.375% due 1/13/2031(5)	USD	270,000	279,164

Total Foreign Government (Cost $701,755)			711,313
U.S. Government Securities – 15.6%

U.S. Treasury Bonds
2.25% due 2/15/2052		$566,900	346,429
2.375% due 5/15/2051		358,700	227,494
2.50% due 2/15/2045		207,700	146,234
3.00% due 11/15/2044		70,500	54,274
3.25% due 5/15/2042		25,000	20,680
3.375% due 8/15/2042		29,600	24,841
3.625% due 2/15/2053		385,000	314,377
3.625% due 5/15/2053		232,300	189,506
3.875% due 2/15/2043		544,700	487,592
3.875% due 5/15/2043		536,200	478,977
4.00% due 11/15/2042		976,900	891,116
4.00% due 11/15/2052		389,300	340,516
4.125% due 8/15/2044		334,800	306,813
4.125% due 8/15/2053		268,100	239,531
4.25% due 2/15/2054		38,700	35,314
4.375% due 8/15/2043		478,600	456,315
4.50% due 2/15/2044		392,900	379,701
4.50% due 11/15/2054		211,400	201,557
4.625% due 5/15/2044		478,200	469,010
4.625% due 11/15/2044		382,000	374,002
4.625% due 5/15/2054		312,700	303,808
4.625% due 2/15/2055		269,200	262,134
4.75% due 11/15/2043		435,700	435,223
4.75% due 2/15/2045		427,400	425,196
4.75% due 11/15/2053		377,800	374,494

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
4.75% due 5/15/2055	$380,500	$378,419
5.00% due 5/15/2045	478,100	491,173

U.S. Treasury Notes
2.75% due 4/30/2027	373,200	366,582
3.50% due 9/30/2029	479,300	474,544
3.625% due 8/31/2029	554,600	551,914
3.75% due 4/30/2027	698,800	698,745
3.75% due 6/30/2027	1,143,200	1,143,914
3.75% due 8/15/2027	282,900	283,033
3.75% due 5/15/2028	686,300	687,426
3.75% due 12/31/2028	539,400	539,906
3.75% due 8/31/2031	29,400	29,127
3.875% due 3/31/2027	1,194,900	1,196,907
3.875% due 5/31/2027	609,300	610,752
3.875% due 10/15/2027	141,500	141,997
3.875% due 12/31/2027	219,600	220,526
3.875% due 12/31/2029	147,100	147,732
3.875% due 4/30/2030	896,900	900,614
3.875% due 6/30/2030	536,600	538,696
4.00% due 1/15/2027	197,000	197,477
4.00% due 12/15/2027	46,300	46,629
4.00% due 6/30/2028	155,000	156,332
4.00% due 1/31/2029	337,900	340,989
4.00% due 7/31/2029	310,500	313,435
4.00% due 10/31/2029	441,900	446,146
4.00% due 2/28/2030	906,500	915,494
4.00% due 3/31/2030	738,200	745,178
4.00% due 5/31/2030	860,100	868,567
4.125% due 10/31/2026	488,400	489,774
4.125% due 1/31/2027	401,600	403,483
4.125% due 2/28/2027	993,300	998,577
4.125% due 9/30/2027	373,400	376,813
4.125% due 3/31/2029	324,900	329,342
4.125% due 10/31/2029	24,400	24,753
4.125% due 11/30/2029	429,200	435,537
4.125% due 10/31/2031	41,800	42,241
4.125% due 3/31/2032	341,100	344,191
4.125% due 5/31/2032	277,300	279,683
4.25% due 11/30/2026	405,900	408,025
4.25% due 1/15/2028	279,800	283,451
4.25% due 2/28/2029	546,400	556,133
4.25% due 6/30/2029	494,000	503,262
4.25% due 1/31/2030	535,000	545,658
4.25% due 11/15/2034	269,800	270,727
4.25% due 5/15/2035	951,900	953,536
4.375% due 12/15/2026	250,000	251,875
4.375% due 7/15/2027	280,500	284,006
4.375% due 11/30/2028	410,000	418,616
4.375% due 12/31/2029	340,200	348,705
4.50% due 5/31/2029	468,600	481,450
4.50% due 12/31/2031	235,300	242,653
4.625% due 11/15/2026	648,000	654,353
4.625% due 9/30/2028	443,200	455,526
4.625% due 4/30/2029	554,400	571,812
4.625% due 4/30/2031	62,600	65,006
4.625% due 2/15/2035	755,500	779,700
4.875% due 10/31/2028	140,700	145,767

Total U.S. Government Securities (Cost $33,458,883)		33,162,043

June 30, 2025 (unaudited)	Share	Value
Exchange-Traded Funds – 0.5%

SPDR S&P 500 ETF Trust	1,601	$989,178

Total Exchange-Traded Funds (Cost $964,360)		989,178

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $934,928, due 7/1/2025(6)	$934,892	934,892

Total Repurchase Agreements (Cost $934,892)		934,892

Total Investments Before TBA Sale Commitments – 101.1%

(Cost $191,239,024)		215,196,495
TBA Sale Commitments
Agency Mortgage-Backed Securities – (1.4)%

Government National Mortgage Association 3.00% due 7/20/2054(4)	(128,000)	(113,144)
4.00% due 7/20/2054(4)	(403,000)	(374,590)
4.50% due 7/20/2054(4)	(293,000)	(280,395)

Uniform Mortgage-Backed Security
4.50% due 7/1/2039(4)	(359,000)	(356,775)
2.00% due 7/1/2054(4)	(878,000)	(694,830)
3.50% due 7/1/2054(4)	(486,000)	(437,568)
4.00% due 7/1/2054(4)	(213,000)	(198,064)
6.00% due 7/1/2054(4)	(534,000)	(542,720)

Total TBA Sale Commitments (Proceeds $2,955,884)		(2,998,086)

Assets in excess of other liabilities – 0.3%		691,188

Total Net Assets – 100.0%		$212,889,597

(1)	Non–income–producing security.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	TBA — To be announced.
(5)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $10,527,531, representing 4.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$937,500	$953,637

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Open futures contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2025	6	Long	$650,793	$654,000	$3,207

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$141,625,377	$—	$—	$141,625,377
Agency Mortgage-Backed Securities	—	18,064,901	—	18,064,901
Asset-Backed Securities	—	2,520,856	—	2,520,856
Corporate Bonds & Notes	—	14,886,849	—	14,886,849
Municipals	—	521,359	—	521,359
Non-Agency Mortgage-Backed Securities	—	1,779,727	—	1,779,727
Foreign Government	—	711,313	—	711,313
U.S. Government Securities	—	33,162,043	—	33,162,043
Exchange-Traded Funds	989,178	—	—	989,178
Repurchase Agreements	—	934,892	—	934,892
Total	$142,614,555	$72,581,940	$—	$215,196,495
Other Financial Instruments
TBA Sale Commitments
Liabilities	$—	$(2,998,086)	$—	$(2,998,086)
Futures Contracts
Assets	3,207	—	—	3,207
Total	$3,207	$(2,998,086)	$—	$(2,994,879)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$215,196,495

Receivable for investments sold	4,872,215

Due from broker for TBA sale commitments	2,955,884

Dividends/interest receivable	657,016

Cash deposits with brokers for futures contracts	8,250

Receivable for fund shares subscribed	3,627

Foreign tax reclaims receivable	443

Prepaid expenses	2,974

Total Assets	223,696,904

Liabilities

Payable for investments purchased	7,322,342

TBA sale commitments, at value	2,998,086

Payable for fund shares redeemed	276,927

Investment advisory fees payable	82,267

Distribution fees payable	42,848

Accrued custodian and accounting fees	29,626

Accrued audit fees	20,518

Payable for variation margin on futures contracts	7,107

Accrued expenses and other liabilities	27,586

Total Liabilities	10,807,307

Total Net Assets	$212,889,597

Net Assets Consist of:

Paid-in capital	$150,277,402

Distributable earnings	62,612,195

Total Net Assets	$212,889,597

Investments, at Cost	$191,239,024

TBA Sale Commitments, Proceeds	$2,955,884

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,926,455

Net Asset Value Per Share	$13.37

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$1,710,906

Dividends	753,437

Withholding taxes on foreign dividends	(6,164)

Total Investment Income	2,458,179

Expenses

Investment advisory fees	497,982

Distribution fees	259,365

Custodian and accounting fees	61,518

Professional fees	41,161

Trustees’ and officers’ fees	37,569

Administrative fees	26,328

Transfer agent fees	10,482

Shareholder reports	7,144

Other expenses	6,906

Total Expenses	948,455

Net Investment Income/(Loss)	1,509,724

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	10,357,412

Net realized gain/(loss) from futures contracts	18,840

Net change in unrealized appreciation/(depreciation) on investments	(1,244,772)

Net change in unrealized appreciation/(depreciation) on futures contracts	2,259

Net Gain on Investments and Derivative Contracts	9,133,739

Net Increase in Net Assets Resulting From Operations	$10,643,463

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$1,509,724	$3,116,532

Net realized gain/(loss) from investments and derivative contracts	10,376,252	23,158,178

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(1,242,513)	2,746,156

Net Increase in Net Assets Resulting from Operations	10,643,463	29,020,866

Capital Share Transactions

Proceeds from sales of shares	680,068	4,729,385

Cost of shares redeemed	(17,611,362)	(36,474,915)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,931,294)	(31,745,530)

Net Decrease in Net Assets	(6,287,831)	(2,724,664)

Net Assets

Beginning of period	219,177,428	221,902,092

End of period	$212,889,597	$219,177,428

Other Information:

Shares

Sold	54,456	401,623

Redeemed	(1,399,115)	(3,032,921)

Net Decrease	(1,344,659)	(2,631,298)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$12.69	$0.09	$0.59	$0.68	$13.37	5.36%	(4)

Year Ended 12/31/24	11.15	0.17	1.37	1.54	12.69	13.81%

Year Ended 12/31/23	9.46	0.14	1.55	1.69	11.15	17.86%

Period Ended 12/31/22(5)	10.00	0.07	(0.61)	(0.54)	9.46	(5.40)%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$212,890	0.91%	(4)	0.91%	(4)	1.46%	(4)	1.46%	(4)	87%	(4)

219,177	0.89%		0.89%		1.39%		1.39%		82%

221,902	0.88%		0.88%		1.41%		1.41%		93%

214,197	0.86%	(4)	0.86%	(4)	1.17%	(4)	1.17%	(4)	59%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss)

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

f. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

i. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.95%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $259,365 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$151,048,116	$31,191,295
Sales	160,905,185	33,484,793

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National

Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$3,207
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$18,840

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$2,259

Average Number of Notional Amounts
Futures Contracts[3]	8

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

k. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International

21

Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

22

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would

23

be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an

24

opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

25

1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

26

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

27

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the
2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

28

This Page Intentionally Left Blank

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 3.1%

L3Harris Technologies, Inc.	66,980	$16,801,263

Northrop Grumman Corp.	24,489	12,244,010

		29,045,273
Banks – 8.4%

Bank of America Corp.	611,118	28,918,103

JPMorgan Chase & Co.	84,032	24,361,717

M&T Bank Corp.	70,220	13,621,978

Regions Financial Corp.	475,367	11,180,632

		78,082,430
Beverages – 3.6%

Constellation Brands, Inc., Class A	60,514	9,844,417

Keurig Dr Pepper, Inc.	366,084	12,102,737

Pernod Ricard SA (France)	114,259	11,413,458

		33,360,612
Biotechnology – 1.9%

Gilead Sciences, Inc.	155,807	17,274,322

		17,274,322
Building Products – 1.3%

Fortune Brands Innovations, Inc.	39,594	2,038,299

Johnson Controls International PLC	96,993	10,244,401

		12,282,700
Capital Markets – 6.8%

Ares Management Corp., Class A	53,228	9,219,090

Intercontinental Exchange, Inc.	57,020	10,461,459

Morgan Stanley	118,493	16,690,924

Nasdaq, Inc.	158,405	14,164,575

Raymond James Financial, Inc.	83,131	12,749,802

		63,285,850
Chemicals – 1.4%

PPG Industries, Inc.	114,640	13,040,300

		13,040,300
Communications Equipment – 1.5%

Cisco Systems, Inc.	197,344	13,691,727

		13,691,727
Containers & Packaging – 1.2%

Avery Dennison Corp.	64,894	11,386,950

		11,386,950
Electric Utilities – 2.9%

American Electric Power Co., Inc.	141,095	14,640,017

PPL Corp.	366,285	12,413,399

		27,053,416
Electrical Equipment – 1.7%

Emerson Electric Co.	120,878	16,116,664

		16,116,664
Electronic Equipment, Instruments & Components – 1.4%

TE Connectivity PLC	78,151	13,181,729

		13,181,729
Food Products – 1.7%

Archer-Daniels-Midland Co.	291,047	15,361,461

		15,361,461

June 30, 2025 (unaudited)	Shares	Value

Gas Utilities – 1.3%

Atmos Energy Corp.	79,272	$12,216,608

		12,216,608
Ground Transportation – 1.4%

Canadian National Railway Co. (Canada)	126,300	13,160,057

		13,160,057
Health Care Providers & Services – 3.9%

Elevance Health, Inc.	34,930	13,586,373

UnitedHealth Group, Inc.	73,022	22,780,673

		36,367,046
Hotels, Restaurants & Leisure – 1.0%

Darden Restaurants, Inc.	42,381	9,237,787

		9,237,787
Industrial Conglomerates – 1.7%

Honeywell International, Inc.	67,157	15,639,522

		15,639,522
Insurance – 4.0%

American International Group, Inc.	214,997	18,401,593

Marsh & McLennan Cos., Inc.	42,176	9,221,361

MetLife, Inc.	114,758	9,228,838

		36,851,792
IT Services – 2.6%

Accenture PLC, Class A	38,308	11,449,878

Amdocs Ltd.	133,032	12,137,840

		23,587,718
Machinery – 3.0%

IDEX Corp.	52,260	9,175,288

PACCAR, Inc.	195,546	18,588,603

		27,763,891
Metals & Mining – 2.4%

Anglo American PLC (United Kingdom)	319,581	9,434,435

Barrick Mining Corp.	591,772	12,320,693

		21,755,128
Multi-Utilities – 4.4%

Dominion Energy, Inc.	268,799	15,192,519

Sempra	209,162	15,848,205

WEC Energy Group, Inc.	88,485	9,220,137

		40,260,861
Oil, Gas & Consumable Fuels – 8.8%

ConocoPhillips	241,082	21,634,699

Coterra Energy, Inc.	599,775	15,222,289

EQT Corp.	267,275	15,587,478

Marathon Petroleum Corp.	54,582	9,066,616

Targa Resources Corp.	71,635	12,470,221

TotalEnergies SE (France)	118,639	7,297,170

		81,278,473
Personal Care Products – 2.7%

Kenvue, Inc.	377,405	7,899,087

Unilever PLC, ADR	275,073	16,826,215

		24,725,302

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2025 (unaudited)	Shares	Value

Pharmaceuticals – 8.7%

AstraZeneca PLC, ADR	159,826	$11,168,641

Johnson & Johnson	161,918	24,732,975

Merck & Co., Inc.	261,964	20,737,070

Pfizer, Inc.	565,655	13,711,477

Roche Holding AG (Switzerland)	30,603	10,004,440

		80,354,603
Semiconductors & Semiconductor Equipment – 2.7%

Broadcom, Inc.	41,188	11,353,472

NXP Semiconductors NV	64,114	14,008,268

		25,361,740
Specialized REITs – 6.1%

Crown Castle, Inc.	158,919	16,325,749

Gaming & Leisure Properties, Inc.	352,464	16,453,020

Lamar Advertising Co., Class A	100,920	12,247,651

Weyerhaeuser Co.	427,448	10,981,139

		56,007,559
Specialty Retail – 2.2%

Industria de Diseno Textil SA (Spain)	156,644	8,162,634

Industria de Diseno Textil SA, ADR	264,478	3,451,438

Tractor Supply Co.	173,689	9,165,569

		20,779,641
Technology Hardware, Storage & Peripherals – 0.9%

NetApp, Inc.	80,512	8,578,554

		8,578,554
Textiles, Apparel & Luxury Goods – 0.8%

NIKE, Inc., Class B	101,787	7,230,948

		7,230,948
Tobacco – 1.5%

Philip Morris International, Inc.	78,085	14,221,621

		14,221,621
Trading Companies & Distributors – 0.9%

Ferguson Enterprises, Inc.	39,335	8,565,196

		8,565,196
Wireless Telecommunication Services – 0.9%

T-Mobile U.S., Inc.	36,601	8,720,554

		8,720,554

Total Common Stocks (Cost $870,346,587)		915,828,035

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $7,806,256, due 7/1/2025(1)	$7,805,961	$7,805,961

Total Repurchase Agreements (Cost $7,805,961)		7,805,961

Total Investments – 99.6% (Cost $878,152,548)		923,633,996

Assets in excess of other liabilities – 0.4%		3,284,288

Total Net Assets – 100.0%		$926,918,284

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$7,827,600	$7,962,194

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$869,515,898	$46,312,137	*	$—	$915,828,035
Repurchase Agreements	—	7,805,961		—	7,805,961
Total	$869,515,898	$54,118,098		$—	$923,633,996

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$923,633,996

Foreign currency, at value	63,888

Receivable for investments sold	3,408,873

Dividends/interest receivable	1,507,669

Receivable for fund shares subscribed	314,993

Foreign tax reclaims receivable	46,365

Reimbursement receivable from adviser	22,460

Prepaid expenses	1,658

Total Assets	928,999,902

Liabilities

Payable for investments purchased	860,946

Payable for fund shares redeemed	720,445

Investment advisory fees payable	376,867

Accrued trustees’ and officers’ fees	30,297

Accrued audit fees	16,628

Accrued custodian and accounting fees	11,857

Accrued expenses and other liabilities	64,578

Total Liabilities	2,081,618

Total Net Assets	$926,918,284

Net Assets Consist of:

Paid-in capital	$846,555,481

Distributable earnings	80,362,803

Total Net Assets	$926,918,284

Investments, at Cost	$878,152,548

Foreign Currency, at Cost	$63,844

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	71,885,749

Net Asset Value Per Share	$12.89

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$6,563,751

Interest	39,532

Withholding taxes on foreign dividends	(91,919)

Total Investment Income	6,511,364

Expenses

Investment advisory fees	986,007

Trustees’ and officers’ fees	56,856

Professional fees	56,038

Administrative fees	38,600

Custodian and accounting fees	27,545

Transfer agent fees	7,937

Shareholder reports	6,044

Other expenses	7,179

Total Expenses	1,186,206

Less: Fees waived	(46,074)

Total Expenses, Net	1,140,132

Net Investment Income/(Loss)	5,371,232

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	10,650,528

Net realized gain/(loss) from foreign currency transactions	131,626

Net change in unrealized appreciation/(depreciation) on investments	37,799,349

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	8,737

Net Gain on Investments and Foreign Currency Transactions	48,590,240

Net Increase in Net Assets Resulting From Operations	$53,961,472

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$5,371,232	$3,180,750

Net realized gain/(loss) from investments and foreign currency transactions	10,782,154	7,465,288

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	37,808,086	2,358,083

Net Increase in Net Assets Resulting from Operations	53,961,472	13,004,121

Capital Share Transactions

Proceeds from sales of shares	783,580,973 [1]	4,493,981

Cost of shares redeemed	(34,896,584)	(32,101,112)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	748,684,389	(27,607,131)

Net Increase/(Decrease) in Net Assets	802,645,861	(14,603,010)

Net Assets

Beginning of period	124,272,423	138,875,433

End of period	$926,918,284	$124,272,423

Other Information:

Shares

Sold	64,429,596	393,803

Redeemed	(2,791,532)	(2,748,425)

Net Increase/(Decrease)	61,638,064	(2,354,622)

[1]	Includes in-kind subscriptions of $738,248,836. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$12.13	$0.17	$0.59	$0.76	$12.89	6.27%	(4)

Year Ended 12/31/24	11.02	0.28	0.83	1.11	12.13	10.07%

Year Ended 12/31/23	10.26	0.27	0.49	0.76	11.02	7.41%

Period Ended 12/31/22(5)	10.00	0.18	0.08	0.26	10.26	2.60%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$926,918	0.58%	(4)	0.60%	(4)	2.72%	(4)	2.70%	(4)	158%	(4)

124,272	0.63%		0.67%		2.38%		2.34%		37%

138,875	0.55%		0.65%		2.60%		2.50%		37%

143,109	0.54%	(4)	0.64%	(4)	2.68%	(4)	2.58%	(4)	36%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.55% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

2025, the expense limitation was 0.70%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $46,074.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $759,101,227 and $709,270,375, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a

13

Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

14

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

16

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

17

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance

18

universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

19

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.5%

Aerospace & Defense – 4.0%

HEICO Corp., Class A	10,536	$2,726,190

Howmet Aerospace, Inc.	16,090	2,994,832

StandardAero, Inc.(1)	1,010	31,966

Woodward, Inc.	5,780	1,416,620

		7,169,608
Automobile Components – 0.3%

Lear Corp.	6,119	581,183

		581,183
Banks – 7.7%

Associated Banc-Corp	31,561	769,773

Bancorp, Inc.(1)	50,437	2,873,396

Comerica, Inc.	21,983	1,311,286

Eastern Bankshares, Inc.	61,341	936,677

First Horizon Corp.	75,303	1,596,424

Hokuhoku Financial Group, Inc. (Japan)	54,260	1,030,752

Pathward Financial, Inc.	11,202	886,302

Piraeus Financial Holdings SA (Greece)	80,288	557,821

Popular, Inc.	23,825	2,625,753

Synovus Financial Corp.	22,505	1,164,634

		13,752,818
Beverages – 0.5%

Celsius Holdings, Inc.(1)	9,565	443,721

Coca-Cola Consolidated, Inc.	3,628	405,066

		848,787
Biotechnology – 1.3%

Exact Sciences Corp.(1)	16,400	871,496

Legend Biotech Corp., ADR(1)	16,000	567,840

Roivant Sciences Ltd.(1)	14,000	157,780

United Therapeutics Corp.(1)	400	114,940

Veracyte, Inc.(1)	22,800	616,284

		2,328,340
Building Products – 2.3%

Carlisle Cos., Inc.	6,066	2,265,044

Owens Corning	4,260	585,835

Simpson Manufacturing Co., Inc.	1,850	287,324

Trex Co., Inc.(1)	16,560	900,533

		4,038,736
Capital Markets – 2.5%

AllianceBernstein Holding LP	20,934	854,735

Blue Owl Capital, Inc.	60,238	1,157,172

Etoro Group Ltd., Class A(1)	214	14,250

Interactive Brokers Group, Inc., Class A	6,416	355,511

Marex Group PLC	12,342	487,139

Palmer Square Capital BDC, Inc.	22,768	317,841

Patria Investments Ltd., Class A	60,123	845,329

Virtu Financial, Inc., Class A	11,191	501,245

		4,533,222

June 30, 2025 (unaudited)	Shares	Value
Chemicals – 1.4%

Avient Corp.	18,493	$597,509

RPM International, Inc.	13,286	1,459,334

Westlake Corp.	7,011	532,345

		2,589,188
Commercial Services & Supplies – 0.8%

Brink’s Co.	16,196	1,446,141

		1,446,141
Communications Equipment – 0.6%

Ciena Corp.(1)	12,200	992,226

		992,226
Construction & Engineering – 1.5%

EMCOR Group, Inc.	3,060	1,636,763

WillScot Holdings Corp.	35,265	966,261

		2,603,024
Construction Materials – 0.6%

Eagle Materials, Inc.	5,078	1,026,315

		1,026,315
Consumer Finance – 1.5%

FirstCash Holdings, Inc.	4,895	661,510

OneMain Holdings, Inc.	6,224	354,768

SLM Corp.	52,710	1,728,361

		2,744,639
Consumer Staples Distribution & Retail – 3.6%

Albertsons Cos., Inc., Class A	15,843	340,783

BJ’s Wholesale Club Holdings, Inc.(1)	9,156	987,292

Casey’s General Stores, Inc.	2,519	1,285,370

Maplebear, Inc.(1)	7,580	342,919

Performance Food Group Co.(1)	14,377	1,257,556

Sprouts Farmers Market, Inc.(1)	5,637	928,076

U.S. Foods Holding Corp.(1)	16,937	1,304,318

		6,446,314
Containers & Packaging – 1.2%

AptarGroup, Inc.	6,446	1,008,348

Crown Holdings, Inc.	11,163	1,149,565

		2,157,913
Diversified Consumer Services – 0.9%

Service Corp. International	19,787	1,610,662

		1,610,662
Diversified Telecommunication Services – 0.4%

Frontier Communications Parent, Inc.(1)	13,595	494,858

Iridium Communications, Inc.	8,532	257,410

		752,268
Electric Utilities – 1.0%

IDACORP, Inc.	1,507	173,983

OGE Energy Corp.	14,868	659,842

Pinnacle West Capital Corp.	3,608	322,808

TXNM Energy, Inc.	12,726	716,728

		1,873,361

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Electrical Equipment – 1.3%

Acuity, Inc.	1,450	$432,593

nVent Electric PLC	13,440	984,480

Regal Rexnord Corp.	6,852	993,266

		2,410,339
Electronic Equipment, Instruments & Components – 2.7%

Belden, Inc.	6,386	739,499

Coherent Corp.(1)	16,335	1,457,245

Insight Enterprises, Inc.(1)	2,838	391,885

Jabil, Inc.	4,907	1,070,217

TD SYNNEX Corp.	9,395	1,274,902

		4,933,748
Energy Equipment & Services – 0.5%

Liberty Energy, Inc.	23,061	264,740

Weatherford International PLC	11,840	595,671

		860,411
Entertainment – 0.1%

Liberty Media Corp.-Liberty Formula One, Class C(1)	672	70,224

Warner Music Group Corp., Class A	6,264	170,631

		240,855
Financial Services – 1.5%

Essent Group Ltd.	12,573	763,558

Mr. Cooper Group, Inc.(1)	5,770	860,942

UWM Holdings Corp.	65,251	270,139

Voya Financial, Inc.	12,008	852,568

		2,747,207
Food Products – 0.7%

Darling Ingredients, Inc.(1)	11,717	444,543

Ingredion, Inc.	3,628	492,030

Post Holdings, Inc.(1)	3,477	379,097

		1,315,670
Gas Utilities – 1.0%

National Fuel Gas Co.	7,668	649,556

Southwest Gas Holdings, Inc.	6,615	492,090

UGI Corp.	20,041	729,893

		1,871,539
Ground Transportation – 2.1%

Landstar System, Inc.	9,118	1,267,584

XPO, Inc.(1)	19,871	2,509,509

		3,777,093
Health Care Equipment & Supplies – 2.9%

Glaukos Corp.(1)	5,100	526,779

Inspire Medical Systems, Inc.(1)	3,930	509,996

Insulet Corp.(1)	1,900	596,942

Masimo Corp.(1)	11,800	1,984,996

Penumbra, Inc.(1)	6,300	1,616,769

		5,235,482
Health Care Providers & Services – 3.0%

BrightSpring Health Services, Inc.(1)	40,000	943,600

Chemed Corp.	1,900	925,167

June 30, 2025 (unaudited)	Shares	Value
Health Care Providers & Services (continued)

Hims & Hers Health, Inc.(1)	4,600	$229,310

Molina Healthcare, Inc.(1)	1,900	566,010

Privia Health Group, Inc.(1)	25,000	575,000

Surgery Partners, Inc.(1)	15,890	353,235

Tenet Healthcare Corp.(1)	10,200	1,795,200

		5,387,522
Health Care REITs – 0.7%

Ventas, Inc.	19,413	1,225,931

		1,225,931
Health Care Technology – 0.1%

Doximity, Inc., Class A(1)	3,900	239,226

		239,226
Hotels, Restaurants & Leisure – 3.1%

Aramark	37,584	1,573,642

Brinker International, Inc.(1)	3,951	712,484

Cava Group, Inc.(1)	8,554	720,503

Dutch Bros, Inc., Class A(1)	7,270	497,050

Hilton Grand Vacations, Inc.(1)	18,602	772,541

Sportradar Group AG, Class A(1)	11,096	311,576

Wingstop, Inc.	2,691	906,167

		5,493,963
Household Durables – 2.0%

Somnigroup International, Inc.	27,877	1,897,030

Taylor Morrison Home Corp.(1)	10,542	647,490

Toll Brothers, Inc.	9,665	1,103,066

		3,647,586
Independent Power and Renewable Electricity Producers – 0.5%

Ormat Technologies, Inc.	3,954	331,187

Talen Energy Corp.(1)	1,763	512,628

		843,815
Industrial REITs – 1.1%

Rexford Industrial Realty, Inc.	25,090	892,451

Terreno Realty Corp.	17,670	990,757

		1,883,208
Insurance – 4.6%

American Financial Group, Inc.	18,496	2,334,380

Baldwin Insurance Group, Inc., Class A(1)	38,088	1,630,548

Brighthouse Financial, Inc.(1)	12,064	648,681

Reinsurance Group of America, Inc.	8,241	1,634,685

Selective Insurance Group, Inc.	7,760	672,404

Unum Group	16,024	1,294,098

		8,214,796
Interactive Media & Services – 0.1%

ZoomInfo Technologies, Inc.(1)	19,339	195,711

		195,711
IT Services – 2.0%

Kyndryl Holdings, Inc.(1)	32,772	1,375,113

Okta, Inc.(1)	16,689	1,668,399

Twilio, Inc., Class A(1)	4,679	581,881

		3,625,393

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Life Sciences Tools & Services – 0.8%

10X Genomics, Inc., Class A(1)	16,000	$185,280

Bruker Corp.	10,800	444,960

Repligen Corp.(1)	6,300	783,594

		1,413,834
Machinery – 5.7%

Allison Transmission Holdings, Inc.	8,496	807,035

Chart Industries, Inc.(1)	4,330	712,935

Crane Co.	9,930	1,885,608

Dover Corp.	5,140	941,802

Esab Corp.	17,030	2,052,966

Flowserve Corp.	32,795	1,716,818

ITT, Inc.	13,151	2,062,471

		10,179,635
Marine Transportation – 0.9%

Kirby Corp.(1)	14,852	1,684,365

		1,684,365
Media – 0.6%

EchoStar Corp., Class A(1)	8,386	232,292

New York Times Co., Class A	8,785	491,784

Nexstar Media Group, Inc.	1,500	259,425

		983,501
Metals & Mining – 2.0%

Carpenter Technology Corp.	4,164	1,150,846

Lundin Mining Corp. (Canada)	73,034	768,017

Reliance, Inc.	5,521	1,733,042

		3,651,905
Multi-Utilities – 0.1%

Northwestern Energy Group, Inc.	4,777	245,060

		245,060
Office REITs – 0.8%

Douglas Emmett, Inc.	36,800	553,472

Postal Realty Trust, Inc., Class A	63,748	939,008

		1,492,480
Oil, Gas & Consumable Fuels – 3.2%

Antero Resources Corp.(1)	38,140	1,536,279

Expand Energy Corp.	6,979	816,124

HF Sinclair Corp.	16,961	696,758

Northern Oil & Gas, Inc.	15,626	442,997

Permian Resources Corp.	82,018	1,117,085

Plains All American Pipeline LP	28,826	528,093

Targa Resources Corp.	3,978	692,490

		5,829,826
Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.	10,028	862,308

		862,308
Personal Care Products – 0.5%

BellRing Brands, Inc.(1)	6,718	389,174

e.l.f. Beauty, Inc.(1)	3,327	414,012

		803,186

June 30, 2025 (unaudited)	Shares	Value
Pharmaceuticals – 0.3%

Royalty Pharma PLC, Class A	15,410	$555,222

		555,222
Professional Services – 1.5%

CACI International, Inc., Class A(1)	3,620	1,725,654

KBR, Inc.	18,690	895,999

		2,621,653
Real Estate Management & Development – 0.8%

Compass, Inc., Class A(1)	62,420	391,998

Jones Lang LaSalle, Inc.(1)	4,270	1,092,180

		1,484,178
Residential REITs – 1.1%

American Homes 4 Rent, Class A	20,940	755,306

Camden Property Trust	3,120	351,593

Sun Communities, Inc.	6,790	858,867

		1,965,766
Retail REITs – 0.9%

Macerich Co.	29,800	482,164

Tanger, Inc.	9,080	277,666

Urban Edge Properties	41,810	780,175

		1,540,005
Semiconductors & Semiconductor Equipment – 2.4%

Allegro MicroSystems, Inc.(1)	29,754	1,017,289

MACOM Technology Solutions Holdings, Inc.(1)	9,097	1,303,509

MKS, Inc.	7,306	725,924

Onto Innovation, Inc.(1)	6,137	619,408

Rambus, Inc.(1)	10,997	704,028

		4,370,158
Software – 3.5%

Appfolio, Inc., Class A(1)	2,771	638,106

Cellebrite DI Ltd.(1)	15,993	255,888

Commvault Systems, Inc.(1)	4,485	781,870

CyberArk Software Ltd.(1)	1,140	463,843

Dynatrace, Inc.(1)	27,603	1,523,962

Gen Digital, Inc.	15,507	455,906

Guidewire Software, Inc.(1)	6,383	1,502,877

Monday.com Ltd.(1)	1,084	340,896

PTC, Inc.(1)	1,588	273,676

		6,237,024
Specialized REITs – 1.4%

CubeSmart	19,429	825,733

Four Corners Property Trust, Inc.	38,930	1,047,606

Outfront Media, Inc.	43,791	714,669

		2,588,008
Specialty Retail – 4.8%

Aritzia, Inc. (Canada)(1)	14,936	773,809

Bath & Body Works, Inc.	39,277	1,176,739

Burlington Stores, Inc.(1)	4,913	1,142,960

Chewy, Inc., Class A(1)	20,447	871,451

Dick’s Sporting Goods, Inc.	7,201	1,424,430

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Specialty Retail (continued)

Floor & Decor Holdings, Inc., Class A(1)	12,349	$938,030

Murphy USA, Inc.	2,395	974,286

Valvoline, Inc.(1)	18,543	702,224

Williams-Sonoma, Inc.	3,240	529,319

		8,533,248
Technology Hardware, Storage & Peripherals – 0.4%

Pure Storage, Inc., Class A(1)	570	32,821

Western Digital Corp.	10,679	683,349

		716,170
Textiles, Apparel & Luxury Goods – 1.8%

Amer Sports, Inc.(1)	12,759	494,539

Birkenstock Holding PLC(1)	11,338	557,603

Capri Holdings Ltd.(1)	27,192	481,298

PVH Corp.	10,338	709,187

Tapestry, Inc.	12,225	1,073,477

		3,316,104
Trading Companies & Distributors – 2.3%

Core & Main, Inc., Class A(1)	16,490	995,171

Watsco, Inc.	2,890	1,276,282

WESCO International, Inc.	10,399	1,925,895

		4,197,348
Water Utilities – 0.1%

Essential Utilities, Inc.	6,087	226,071

		226,071

Total Common Stocks (Cost $141,176,480)		177,141,295

June 30, 2025 (unaudited)	Principal Amount	Value
U.S. Treasury Bills – 0.2%

U.S. Treasury Bills 4.305% due 7/31/2025(2)	$290,000	$288,998

Total U.S. Treasury Bills (Cost $288,984)		288,998
Repurchase Agreements – 1.4%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $2,452,719, due 7/1/2025(3)	2,452,627	2,452,627

Total Repurchase Agreements (Cost $2,452,627)		2,452,627

Total Investments – 100.1% (Cost $143,918,091)		179,882,920

Liabilities in excess of other assets – (0.1)%		(152,809)

Total Net Assets – 100.0%		$179,730,111

(1)	Non-income–producing security.
(2)	Interest rate shown reflects the discount rate at time of purchase.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$2,459,500	$2,501,866

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$175,552,722	$1,588,573	*	$—	$177,141,295
U.S. Treasury Bills	—	288,998		—	288,998
Repurchase Agreements	—	2,452,627		—	2,452,627
Total	$175,552,722	$4,330,198		$—	$179,882,920

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$179,882,920

Receivable for investments sold	1,039,744

Dividends/interest receivable	164,520

Foreign tax reclaims receivable	4,664

Prepaid expenses	2,493

Total Assets	181,094,341

Liabilities

Payable for investments purchased	952,047

Payable for fund shares redeemed	224,764

Investment advisory fees payable	77,101

Distribution fees payable	36,369

Accrued custodian and accounting fees	20,115

Accrued audit fees	18,547

Foreign currency overdraft	150

Accrued expenses and other liabilities	35,137

Total Liabilities	1,364,230

Total Net Assets	$179,730,111

Net Assets Consist of:

Paid-in capital	$150,377,543

Distributable earnings	29,352,568

Total Net Assets	$179,730,111

Investments, at Cost	$143,918,091

Foreign Currency Overdraft, at Cost	$147

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,408,570

Net Asset Value Per Share	$11.66

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,290,130

Interest	19,172

Withholding taxes on foreign dividends	(5,452)

Total Investment Income	1,303,850

Expenses

Investment advisory fees	467,709

Distribution fees	220,618

Custodian and accounting fees	45,639

Professional fees	35,119

Trustees’ and officers’ fees	31,718

Administrative fees	23,785

Shareholder reports	10,512

Transfer agent fees	8,171

Other expenses	6,182

Total Expenses	849,453

Net Investment Income/(Loss)	454,397

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	5,156,698

Net realized gain/(loss) from futures contracts	(34,777)

Net realized gain/(loss) from foreign currency transactions	(867)

Net change in unrealized appreciation/(depreciation) on investments	226,513

Net change in unrealized appreciation/(depreciation) on futures contracts	10,760

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	576

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	5,358,903

Net Increase in Net Assets Resulting From Operations	$5,813,300

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$454,397	$1,538,667

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	5,121,054	10,532,840

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	237,849	12,815,751

Net Increase in Net Assets Resulting from Operations	5,813,300	24,887,258

Capital Share Transactions

Proceeds from sales of shares	6,366,167	3,574,721

Cost of shares redeemed	(22,184,966)	(62,649,377)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,818,799)	(59,074,656)

Net Decrease in Net Assets	(10,005,499)	(34,187,398)

Net Assets

Beginning of period	189,735,610	223,923,008

End of period	$179,730,111	$189,735,610

Other Information:

Shares

Sold	584,048	336,885

Redeemed	(1,957,923)	(5,821,766)

Net Decrease	(1,373,875)	(5,484,881)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$11.31	$0.03	$0.32	$0.35	$11.66	3.09%	(4)

Year Ended 12/31/24	10.06	0.08	1.17	1.25	11.31	12.43%

Year Ended 12/31/23	8.65	0.06	1.35	1.41	10.06	16.30%

Year Ended 12/31/22	10.08	0.06	(1.49)	(1.43)	8.65	(14.19)%

Period Ended 12/31/21(5)	10.00	0.02	0.06	0.08	10.08	0.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$179,730	0.96%	(4)	0.96%	(4)	0.52%	(4)	0.52%	(4)	32%	(4)

189,736	0.92%		0.94%		0.74%		0.72%		47%

223,923	0.87%		0.92%		0.64%		0.59%		56%

218,099	0.87%		0.90%		0.69%		0.66%		74%

261,849	0.82%	(4)	0.90%	(4)	0.96%	(4)	0.88%	(4)	93%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.12% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.06%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $220,618 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $55,967,738 and $71,602,554, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into equity futures contracts for the six months ended June 30, 2025 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss. There were no futures contracts held as of June 30, 2025.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(34,777)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$10,760

Average Number of Notional Amounts
Futures Contracts[3]	2
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

16

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s

17

organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

18

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

19

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

20

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the

21

1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

22

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the
Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

This Page Intentionally Left Blank

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 98.5%
Aerospace & Defense – 3.3%

BWX Technologies, Inc.	23,502	$3,385,698

Melrose Industries PLC (United Kingdom)	572,863	4,175,526

		7,561,224
Automobile Components – 0.5%

Gentherm, Inc.(1)	41,822	1,183,144

		1,183,144
Banks – 6.3%

Ameris Bancorp	51,735	3,347,254

Pinnacle Financial Partners, Inc.	24,265	2,679,099

Prosperity Bancshares, Inc.	31,991	2,247,048

Webster Financial Corp.	55,195	3,013,647

Wintrust Financial Corp.	25,849	3,204,759

		14,491,807
Building Products – 4.3%

AAON, Inc.	23,739	1,750,751

AZZ, Inc.	31,273	2,954,673

Carlisle Cos., Inc.	13,785	5,147,319

		9,852,743
Capital Markets – 2.7%

Cboe Global Markets, Inc.	10,687	2,492,315

Raymond James Financial, Inc.	25,066	3,844,373

		6,336,688
Chemicals – 1.8%

Ashland, Inc.	29,480	1,482,254

Westlake Corp.	36,564	2,776,305

		4,258,559
Commercial Services & Supplies – 1.4%

Republic Services, Inc.	13,506	3,330,715

		3,330,715
Construction & Engineering – 1.9%

API Group Corp.(1)	86,086	4,394,690

		4,394,690
Containers & Packaging – 3.0%

Crown Holdings, Inc.	39,464	4,064,003

International Paper Co.	61,092	2,860,938

		6,924,941
Diversified Consumer Services – 0.7%

Service Corp. International	18,855	1,534,797

		1,534,797
Electrical Equipment – 3.0%

Allient, Inc.	94,880	3,445,093

Regal Rexnord Corp.	23,338	3,383,076

		6,828,169
Electronic Equipment, Instruments & Components – 3.0%

Littelfuse, Inc.	11,625	2,635,736

Teledyne Technologies, Inc.(1)	8,224	4,213,238

		6,848,974

June 30, 2025 (unaudited)	Shares	Value
Financial Services – 1.3%

Essent Group Ltd.	48,887	$2,968,908

		2,968,908
Health Care Equipment & Supplies – 3.1%

Haemonetics Corp.(1)	37,213	2,776,462

Integer Holdings Corp.(1)	15,305	1,882,056

LivaNova PLC(1)	55,602	2,503,202

		7,161,720
Health Care Providers & Services – 2.7%

HealthEquity, Inc.(1)	41,243	4,320,617

Humana, Inc.	7,892	1,929,436

		6,250,053
Health Care Technology – 0.5%

Schrodinger, Inc.(1)	51,759	1,041,391

		1,041,391
Hotels, Restaurants & Leisure – 3.7%

DraftKings, Inc., Class A(1)	59,794	2,564,565

Planet Fitness, Inc., Class A(1)	38,788	4,229,831

Portillo’s, Inc., Class A(1)	141,326	1,649,274

		8,443,670
Household Products – 1.3%

Church & Dwight Co., Inc.	30,307	2,912,806

		2,912,806
Industrial REITs – 1.3%

Terreno Realty Corp.	53,592	3,004,903

		3,004,903
Insurance – 8.2%

Arch Capital Group Ltd.	33,571	3,056,639

Axis Capital Holdings Ltd.	28,524	2,961,362

First American Financial Corp.	46,956	2,882,629

HCI Group, Inc.	14,109	2,147,390

Reinsurance Group of America, Inc.	20,115	3,990,011

Unum Group	47,514	3,837,231

		18,875,262
IT Services – 1.7%

Okta, Inc.(1)	39,406	3,939,418

		3,939,418
Life Sciences Tools & Services – 3.4%

Azenta, Inc.(1)	89,752	2,762,567

Bio-Rad Laboratories, Inc., Class A(1)	13,190	3,183,011

Bruker Corp.	47,672	1,964,086

		7,909,664
Marine Transportation – 1.7%

Kirby Corp.(1)	34,021	3,858,322

		3,858,322
Metals & Mining – 1.0%

Commercial Metals Co.	47,942	2,344,843

		2,344,843

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 2.6%

Antero Resources Corp.(1)	85,975	$3,463,073

Coterra Energy, Inc.	96,189	2,441,277

		5,904,350
Paper & Forest Products – 1.4%

Louisiana-Pacific Corp.	37,806	3,250,938

		3,250,938
Professional Services – 3.3%

TransUnion	38,218	3,363,184

WNS Holdings Ltd.(1)	68,577	4,336,809

		7,699,993
Residential REITs – 1.5%

Sun Communities, Inc.	27,376	3,462,790

		3,462,790
Semiconductors & Semiconductor Equipment – 5.3%

Allegro MicroSystems, Inc.(1)	93,142	3,184,525

Marvell Technology, Inc.	78,180	6,051,132

ON Semiconductor Corp.(1)	55,050	2,885,171

		12,120,828
Software – 6.6%

CCC Intelligent Solutions Holdings, Inc.(1)	357,601	3,365,025

Dynatrace, Inc.(1)	79,461	4,387,042

Q2 Holdings, Inc.(1)	31,277	2,927,214

Riskified Ltd., Class A(1)	277,334	1,383,897

SPS Commerce, Inc.(1)	23,812	3,240,575

		15,303,753
Specialized REITs – 3.2%

CubeSmart	77,717	3,302,972

SBA Communications Corp.	17,708	4,158,547

		7,461,519
Specialty Retail – 7.3%

AutoNation, Inc.(1)	15,980	3,174,427

Burlington Stores, Inc.(1)	12,954	3,013,619

Chewy, Inc., Class A(1)	68,797	2,932,128

National Vision Holdings, Inc.(1)	222,837	5,127,479

Revolve Group, Inc.(1)	126,317	2,532,656

		16,780,309

June 30, 2025 (unaudited)	Shares	Value
Trading Companies & Distributors – 5.5%

Air Lease Corp.	98,967	$5,788,580

Herc Holdings, Inc.	17,538	2,309,579

QXO, Inc.(1)	214,439	4,619,016

		12,717,175

Total Common Stocks (Cost $198,373,548)		226,959,066
Exchange-Traded Funds – 1.2%

SPDR S&P Biotech ETF	33,671	2,792,336

Total Exchange-Traded Funds (Cost $2,679,849)		2,792,336

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $917,633, due 7/1/2025(2)	$917,599	917,599

Total Repurchase Agreements (Cost $917,599)		917,599

Total Investments – 100.1% (Cost $201,970,996)		230,669,001

Liabilities in excess of other assets – (0.1)%		(255,712)

Total Net Assets – 100.0%		$230,413,289

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$920,200	$936,081

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$222,783,540	$4,175,526	*	$—	$226,959,066
Exchange-Traded Funds	2,792,336	—		—	2,792,336
Repurchase Agreements	—	917,599		—	917,599
Total	$225,575,876	$5,093,125		$—	$230,669,001

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$230,669,001

Dividends/interest receivable	143,587

Foreign tax reclaims receivable	18,147

Receivable for fund shares subscribed	7,806

Prepaid expenses	3,177

Total Assets	230,841,718

Liabilities

Payable for fund shares redeemed	188,667

Investment advisory fees payable	120,329

Distribution fees payable	46,713

Accrued audit fees	17,062

Accrued custodian and accounting fees	12,799

Accrued expenses and other liabilities	42,859

Total Liabilities	428,429

Total Net Assets	$230,413,289

Net Assets Consist of:

Paid-in capital	$232,919,675

Distributable loss	(2,506,386)

Total Net Assets	$230,413,289

Investments, at Cost	$201,970,996

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,674,674

Net Asset Value Per Share	$10.16

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,266,429

Interest	12,282

Total Investment Income	1,278,711

Expenses

Investment advisory fees	712,266

Distribution fees	276,206

Trustees’ and officers’ fees	39,351

Professional fees	36,986

Administrative fees	27,237

Custodian and accounting fees	22,357

Shareholder reports	13,309

Transfer agent fees	8,260

Other expenses	9,371

Total Expenses	1,145,343

Net Investment Income/(Loss)	133,368

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(5,995,488)

Net realized gain/(loss) from foreign currency transactions	610

Net change in unrealized appreciation/(depreciation) on investments	3,634,892

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	2,189

Net Loss on Investments and Foreign Currency Transactions	(2,357,797)

Net Decrease in Net Assets Resulting From Operations	$(2,224,429)

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$133,368	$202,825

Net realized gain/(loss) from investments and foreign currency transactions	(5,994,878)	(914,671)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	3,637,081	17,531,972

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,224,429)	16,820,126

Capital Share Transactions

Proceeds from sales of shares	17,657,088	5,730,953

Cost of shares redeemed	(24,180,434)	(78,799,143)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,523,346)	(73,068,190)

Net Decrease in Net Assets	(8,747,775)	(56,248,064)

Net Assets

Beginning of period	239,161,064	295,409,128

End of period	$230,413,289	$239,161,064

Other Information:

Shares

Sold	1,862,567	578,073

Redeemed	(2,465,119)	(7,874,055)

Net Decrease	(602,552)	(7,295,982)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$10.27	$0.01	$(0.12)	$(0.11)	$10.16	(1.07)%	(4)

Year Ended 12/31/24	9.66	0.01	0.60	0.61	10.27	6.31%

Year Ended 12/31/23	8.33	0.01	1.32	1.33	9.66	15.97%

Year Ended 12/31/22	10.09	(0.01)	(1.75)	(1.76)	8.33	(17.44)%

Period Ended 12/31/21(5)	10.00	(0.00)(6)	0.09	0.09	10.09	0.90%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$230,413	1.04%	(4)	1.04%	(4)	0.12%	(4)	0.12%	(4)	42%	(4)

239,161	0.99%		1.01%		0.08%		0.06%		40%

295,409	0.93%		0.99%		0.07%		0.01%		49%

290,578	0.93%		0.97%		(0.15)%		(0.19)%		39%

385,128	0.90%	(4)	0.98%	(4)	(0.12)%	(4)	(0.20)%	(4)	59%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

(6)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.07%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $276,206 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $93,865,029 and $99,917,850, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

14

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

18

1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.
•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

19

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.3%

BAE Systems PLC, ADR	22,319	$2,345,058

L3Harris Technologies, Inc.	8,661	2,172,525

		4,517,583
Banks – 3.6%

Bank of America Corp.	60,260	2,851,503

JPMorgan Chase & Co.	10,833	3,140,595

M&T Bank Corp.	5,231	1,014,762

		7,006,860
Beverages – 1.6%

Coca-Cola Co.	30,006	2,122,924

Monster Beverage Corp.(1)	15,940	998,482

		3,121,406
Biotechnology – 2.9%

AbbVie, Inc.	14,149	2,626,337

Gilead Sciences, Inc.	28,042	3,109,017

		5,735,354
Broadline Retail – 2.7%

Amazon.com, Inc.(1)	24,059	5,278,304

		5,278,304
Capital Markets – 2.8%

Cboe Global Markets, Inc.	10,060	2,346,093

CME Group, Inc.	2,475	682,160

MSCI, Inc.	2,306	1,329,962

S&P Global, Inc.	2,366	1,247,568

		5,605,783
Commercial Services & Supplies – 0.5%

Veralto Corp.	9,850	994,357

		994,357
Communications Equipment – 0.6%

Cisco Systems, Inc.	17,020	1,180,848

		1,180,848
Construction & Engineering – 0.6%

Stantec, Inc.	11,676	1,268,948

		1,268,948
Consumer Staples Distribution & Retail – 0.7%

Koninklijke Ahold Delhaize NV, ADR	23,074	962,878

Walmart, Inc.	4,951	484,109

		1,446,987
Diversified Consumer Services – 0.4%

ADT, Inc.	93,460	791,606

		791,606
Electric Utilities – 1.5%

American Electric Power Co., Inc.	27,590	2,862,738

		2,862,738
Electrical Equipment – 0.4%

Eaton Corp. PLC	2,178	777,524

		777,524

June 30, 2025 (unaudited)	Shares	Value
Entertainment – 1.1%

Electronic Arts, Inc.	6,206	$991,098

Netflix, Inc.(1)	920	1,232,000

		2,223,098
Financial Services – 6.0%

Corpay, Inc.(1)	5,962	1,978,311

Fiserv, Inc.(1)	16,373	2,822,869

Mastercard, Inc., Class A	4,550	2,556,827

Visa, Inc., Class A	12,450	4,420,372

		11,778,379
Health Care Equipment & Supplies – 1.0%

Medtronic PLC	21,751	1,896,035

		1,896,035
Health Care Providers & Services – 2.9%

McKesson Corp.	5,242	3,841,233

UnitedHealth Group, Inc.	5,726	1,786,340

		5,627,573
Hotels, Restaurants & Leisure – 3.3%

Booking Holdings, Inc.	423	2,448,848

Compass Group PLC, ADR	84,832	2,928,401

Yum! Brands, Inc.	7,138	1,057,709

		6,434,958
Household Products – 1.6%

Colgate-Palmolive Co.	16,855	1,532,119

Procter & Gamble Co.	9,684	1,542,855

		3,074,974
Industrial REITs – 0.3%

First Industrial Realty Trust, Inc.	14,128	679,981

		679,981
Insurance – 4.4%

American Financial Group, Inc.	6,864	866,305

Everest Group Ltd.	1,676	569,589

Hanover Insurance Group, Inc.	5,740	975,054

Marsh & McLennan Cos., Inc.	8,747	1,912,444

Reinsurance Group of America, Inc.	4,817	955,500

Travelers Cos., Inc.	7,464	1,996,919

Willis Towers Watson PLC	4,641	1,422,466

		8,698,277
Interactive Media & Services – 5.3%

Alphabet, Inc., Class C	31,507	5,589,027

Meta Platforms, Inc., Class A	6,481	4,783,561

		10,372,588
IT Services – 0.7%

Amdocs Ltd.	16,163	1,474,712

		1,474,712
Life Sciences Tools & Services – 0.4%

Thermo Fisher Scientific, Inc.	2,158	874,983

		874,983
Media – 1.8%

Comcast Corp., Class A	42,044	1,500,550

New York Times Co., Class A	35,145	1,967,417

		3,467,967

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Multi-Utilities – 1.1%

Ameren Corp.	22,949	$2,204,022

		2,204,022
Oil, Gas & Consumable Fuels – 1.9%

Exxon Mobil Corp.	10,034	1,081,665

Shell PLC, ADR	36,609	2,577,640

		3,659,305
Pharmaceuticals – 2.9%

Eli Lilly & Co.	2,654	2,068,873

Merck & Co., Inc.	37,480	2,966,917

Zoetis, Inc.	5,030	784,428

		5,820,218
Professional Services – 7.1%

Automatic Data Processing, Inc.	9,661	2,979,452

Experian PLC, ADR	38,318	1,968,013

Genpact Ltd.	43,846	1,929,663

Jacobs Solutions, Inc.	10,602	1,393,633

Leidos Holdings, Inc.	13,413	2,116,035

RELX PLC, ADR	34,227	1,859,895

SS&C Technologies Holdings, Inc.	12,010	994,428

Wolters Kluwer NV, ADR	5,090	849,317

		14,090,436
Semiconductors & Semiconductor Equipment – 9.1%

Analog Devices, Inc.	9,280	2,208,826

Broadcom, Inc.	24,040	6,626,626

NVIDIA Corp.	39,844	6,294,954

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,601	2,854,000

		17,984,406
Software – 18.5%

Adobe, Inc.(1)	4,543	1,757,596

Gen Digital, Inc.	32,886	966,848

Intuit, Inc.	5,010	3,946,026

Microsoft Corp.	34,165	16,994,013

Nice Ltd., ADR(1)	11,833	1,998,712

Oracle Corp.	14,780	3,231,351

Roper Technologies, Inc.	2,500	1,417,100

Salesforce, Inc.	10,087	2,750,624

ServiceNow, Inc.(1)	3,432	3,528,371

		36,590,641

June 30, 2025 (unaudited)	Shares	Value
Specialized REITs – 0.6%

Public Storage	4,080	$1,197,154

		1,197,154
Specialty Retail – 2.1%

AutoZone, Inc.(1)	879	3,263,050

O’Reilly Automotive, Inc.(1)	10,785	972,052

		4,235,102
Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	40,968	8,405,404

		8,405,404
Textiles, Apparel & Luxury Goods – 0.7%

Lululemon Athletica, Inc.(1)	6,075	1,443,298

		1,443,298
Tobacco – 1.4%

Philip Morris International, Inc.	15,543	2,830,847

		2,830,847

Total Common Stocks (Cost $144,781,500)		195,652,656

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,413,781, due 7/1/2025(2)	$1,413,727	1,413,727

Total Repurchase Agreements (Cost $1,413,727)		1,413,727

Total Investments – 99.8% (Cost $146,195,227)		197,066,383

Assets in excess of other liabilities – 0.2%		392,726

Total Net Assets – 100.0%		$197,459,109

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,417,700	$1,442,131

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$195,652,656	$—	$—	$195,652,656
Repurchase Agreements	—	1,413,727	—	1,413,727
Total	$195,652,656	$1,413,727	$—	$197,066,383

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$197,066,383

Receivable for investments sold	5,076,660

Dividends/interest receivable	180,102

Foreign tax reclaims receivable	26,117

Receivable for fund shares subscribed	5,098

Prepaid expenses	2,689

Total Assets	202,357,049

Liabilities

Payable for investments purchased	4,528,152

Payable for fund shares redeemed	178,860

Investment advisory fees payable	88,241

Distribution fees payable	40,109

Accrued audit fees	14,924

Accrued custodian and accounting fees	6,835

Accrued expenses and other liabilities	40,819

Total Liabilities	4,897,940

Total Net Assets	$197,459,109

Net Assets Consist of:

Paid-in capital	$117,472,577

Distributable earnings	79,986,532

Total Net Assets	$197,459,109

Investments, at Cost	$146,195,227

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,846,205

Net Asset Value Per Share	$14.26

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,489,410

Interest	14,159

Withholding taxes on foreign dividends	(10,136)

Total Investment Income	1,493,433

Expenses

Investment advisory fees	545,293

Distribution fees	248,346

Trustees’ and officers’ fees	35,919

Professional fees	33,406

Administrative fees	25,310

Custodian and accounting fees	16,011

Shareholder reports	12,526

Transfer agent fees	9,562

Other expenses	6,974

Total Expenses	933,347

Less: Fees waived	(20,445)

Total Expenses, Net	912,902

Net Investment Income/(Loss)	580,531

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	13,636,418

Net realized gain/(loss) from foreign currency transactions	54

Net change in unrealized appreciation/(depreciation) on investments	(1,327,225)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(3)

Net Gain on Investments and Foreign Currency Transactions	12,309,244

Net Increase in Net Assets Resulting From Operations	$12,889,775

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$580,531	$1,428,601

Net realized gain/(loss) from investments and foreign currency transactions	13,636,472	30,035,114

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,327,228)	12,512,144

Net Increase in Net Assets Resulting from Operations	12,889,775	43,975,859

Capital Share Transactions

Proceeds from sales of shares	298,606	4,017,351

Cost of shares redeemed	(27,570,831)	(88,029,905)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(27,272,225)	(84,012,554)

Net Decrease in Net Assets	(14,382,450)	(40,036,695)

Net Assets

Beginning of period	211,841,559	251,878,254

End of period	$197,459,109	$211,841,559

Other Information:

Shares

Sold	22,218	337,350

Redeemed	(2,039,045)	(7,062,923)

Net Decrease	(2,016,827)	(6,725,573)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$13.35	$0.04	$0.87	$0.91	$14.26	6.82%	(4)

Year Ended 12/31/24	11.15	0.07	2.13	2.20	13.35	19.73%

Year Ended 12/31/23	9.28	0.08	1.79	1.87	11.15	20.15%

Year Ended 12/31/22	10.32	0.08	(1.12)	(1.04)	9.28	(10.08)%

Period Ended 12/31/21(5)	10.00	0.01	0.31	0.32	10.32	3.20%	(4)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$197,459	0.92%	(4)	0.94%	(4)	0.58%	(4)	0.56%	(4)	22%	(4)

211,842	0.89%		0.92%		0.60%		0.57%		33%

251,878	0.84%		0.90%		0.78%		0.72%		38%

270,461	0.84%		0.87%		0.80%		0.77%		45%

372,001	0.81%	(4)	0.89%	(4)	0.82%	(4)	0.74%	(4)	80%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.91%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $20,445.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $248,346 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $44,887,514 and $69,320,226, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond

VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a

13

Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

14

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

18

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

19

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS – GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 3.3%

Boeing Co.(1)	12,578	$2,635,468

General Electric Co.	12,775	3,288,157

RTX Corp.	19,974	2,916,604

		8,840,229
Automobiles – 0.6%

Tesla, Inc.(1)	4,913	1,560,664

		1,560,664
Banks – 5.6%

Bank of America Corp.	82,342	3,896,423

JPMorgan Chase & Co.	23,344	6,767,659

Wells Fargo & Co.	54,579	4,372,870

		15,036,952
Beverages – 0.9%

Monster Beverage Corp.(1)	39,156	2,452,732

		2,452,732
Biotechnology – 2.0%

Gilead Sciences, Inc.	24,390	2,704,120

Vertex Pharmaceuticals, Inc.(1)	6,181	2,751,781

		5,455,901
Broadline Retail – 5.1%

Amazon.com, Inc.(1)	61,845	13,568,175

		13,568,175
Building Products – 0.5%

Builders FirstSource, Inc.(1)	11,424	1,333,067

		1,333,067
Capital Markets – 2.4%

Goldman Sachs Group, Inc.	1,015	718,366

KKR & Co., Inc.	20,553	2,734,165

Nasdaq, Inc.	31,961	2,857,953

		6,310,484
Chemicals – 2.0%

Linde PLC	5,734	2,690,278

Sherwin-Williams Co.	7,861	2,699,153

		5,389,431
Commercial Services & Supplies – 0.6%

Republic Services, Inc.	6,099	1,504,074

		1,504,074
Consumer Finance – 1.4%

American Express Co.	12,097	3,858,701

		3,858,701
Consumer Staples Distribution & Retail – 2.7%

BJ’s Wholesale Club Holdings, Inc.(1)	20,409	2,200,702

Walmart, Inc.	51,710	5,056,204

		7,256,906
Distributors – 0.8%

Pool Corp.	7,384	2,152,288

		2,152,288

June 30, 2025 (unaudited)	Shares	Value
Electrical Equipment – 2.5%

AMETEK, Inc.	10,943	$1,980,246

Emerson Electric Co.	16,525	2,203,278

GE Vernova, Inc.	4,794	2,536,745

		6,720,269
Entertainment – 2.7%

Liberty Media Corp.-Liberty Formula One, Class C(1)	17,818	1,861,981

Netflix, Inc.(1)	4,071	5,451,598

		7,313,579
Financial Services – 2.2%

Mastercard, Inc., Class A	10,381	5,833,499

		5,833,499
Gas Utilities – 0.8%

Atmos Energy Corp.	14,728	2,269,732

		2,269,732
Health Care Equipment & Supplies – 3.5%

Abbott Laboratories	26,519	3,606,849

Boston Scientific Corp.(1)	32,933	3,537,333

Edwards Lifesciences Corp.(1)	27,493	2,150,228

		9,294,410
Health Care REITs – 1.2%

Welltower, Inc.	21,310	3,275,986

		3,275,986
Health Care Technology – 0.8%

Veeva Systems, Inc., Class A(1)	7,165	2,063,377

		2,063,377
Hotels, Restaurants & Leisure – 2.2%

Marriott International, Inc., Class A	11,082	3,027,713

Starbucks Corp.	31,043	2,844,470

		5,872,183
Household Durables – 0.6%

Lennar Corp., Class A	13,630	1,507,614

		1,507,614
Household Products – 1.3%

Procter & Gamble Co.	21,710	3,458,837

		3,458,837
Insurance – 2.6%

Arch Capital Group Ltd.	13,605	1,238,735

Chubb Ltd.	8,539	2,473,919

Progressive Corp.	11,798	3,148,415

		6,861,069
Interactive Media & Services – 7.5%

Alphabet, Inc., Class A	61,627	10,860,526

Meta Platforms, Inc., Class A	12,472	9,205,459

		20,065,985

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS – GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Machinery – 2.7%

Ingersoll Rand, Inc.	33,453	$2,782,621

ITT, Inc.	10,774	1,689,686

Parker-Hannifin Corp.	4,143	2,893,761

		7,366,068
Multi-Utilities – 1.0%

WEC Energy Group, Inc.	26,198	2,729,832

		2,729,832

Oil, Gas & Consumable Fuels – 2.9%

ConocoPhillips	16,216	1,455,224

Diamondback Energy, Inc.	8,170	1,122,558

Expand Energy Corp.	11,607	1,357,323

Exxon Mobil Corp.	35,263	3,801,351

		7,736,456

Pharmaceuticals – 2.1%

Eli Lilly & Co.	7,114	5,545,576

		5,545,576

Semiconductors & Semiconductor Equipment – 13.9%

Broadcom, Inc.	35,147	9,688,270

KLA Corp.	3,595	3,220,185

NVIDIA Corp.	141,042	22,283,226

Texas Instruments, Inc.	9,579	1,988,792

		37,180,473

Software – 12.1%

Intuit, Inc.	4,346	3,423,040

Microsoft Corp.	42,638	21,208,567

PTC, Inc.(1)	10,946	1,886,434

Salesforce, Inc.	8,814	2,403,490

Tyler Technologies, Inc.(1)	2,969	1,760,142

Workday, Inc., Class A(1)	6,678	1,602,720

		32,284,393

Specialty Retail – 1.0%

AutoZone, Inc.(1)	750	2,784,173

		2,784,173

June 30, 2025 (unaudited)	Shares	Value

Technology Hardware, Storage & Peripherals – 6.5%

Apple, Inc.	84,813	$17,401,083

		17,401,083

Trading Companies & Distributors – 0.4%

FTAI Aviation Ltd.	10,443	1,201,363

		1,201,363

Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	10,903	2,597,749

		2,597,749

Total Investments – 99.4% (Cost $177,791,985)		266,083,310

Assets in excess of other liabilities – 0.6%		1,591,693

Total Net Assets – 100.0%		$267,675,003

(1)	Non–income–producing security.

Legend:

REITs — Real Estate Investment Trusts

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$266,083,310	$—	$—	$266,083,310
Total	$266,083,310	$—	$—	$266,083,310

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$266,083,310

Cash	54,228

Receivable for investments sold	2,761,379

Dividends/interest receivable	14,692

Reimbursement receivable from adviser	2,548

Receivable for fund shares subscribed	110

Prepaid expenses	3,622

Total Assets	268,919,889

Liabilities

Payable for investments purchased	779,203

Payable for fund shares redeemed	231,112

Investment advisory fees payable	104,283

Distribution fees payable	53,940

Accrued audit fees	15,192

Accrued custodian and accounting fees	13,400

Accrued expenses and other liabilities	47,756

Total Liabilities	1,244,886

Total Net Assets	$267,675,003

Net Assets Consist of:

Paid-in capital	$153,280,254

Distributable earnings	114,394,749

Total Net Assets	$267,675,003

Investments, at Cost	$177,791,985

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,482,410

Net Asset Value Per Share	$28.23

Statement of Operations For the Six Months Ended June 30, 2025(unaudited)
Investment Income

Dividends	$1,291,717

Non-cash dividends	69,999

Interest	11,541

Total Investment Income	1,373,257

Expenses

Investment advisory fees	630,802

Distribution fees	326,382

Trustees’ and officers’ fees	47,052

Professional fees	39,209

Administrative fees	30,123

Custodian and accounting fees	25,128

Shareholder reports	14,239

Transfer agent fees	9,200

Other expenses	9,340

Total Expenses	1,131,475

Less: Fees waived	(6,009)

Total Expenses, Net	1,125,466

Net Investment Income/(Loss)	247,791

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	6,720,284

Net change in unrealized appreciation/(depreciation) on investments	4,914,192

Net Gain on Investments	11,634,476

Net Increase in Net Assets Resulting From Operations	$11,882,267

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$247,791	$710,249

Net realized gain/(loss) from investments	6,720,284	37,006,227

Net change in unrealized appreciation/(depreciation) on investments	4,914,192	37,295,870

Net Increase in Net Assets Resulting from Operations	11,882,267	75,012,346

Capital Share Transactions

Proceeds from sales of shares	7,233,391	1,376,880

Cost of shares redeemed	(37,365,119)	(133,472,999)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,131,728)	(132,096,119)

Net Decrease in Net Assets	(18,249,461)	(57,083,773)

Net Assets

Beginning of period	285,924,464	343,008,237

End of period	$267,675,003	$285,924,464

Other Information:

Shares

Sold	280,280	56,820

Redeemed	(1,399,583)	(5,460,277)

Net Decrease	(1,119,303)	(5,403,457)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$26.97	$0.02		$1.24	$1.26	$28.23	4.67%	(4)

Year Ended 12/31/24	21.43	0.05		5.49	5.54	26.97	25.85%

Year Ended 12/31/23	17.24	0.11		4.08	4.19	21.43	24.30%

Year Ended 12/31/22	21.86	0.12		(4.74)	(4.62)	17.24	(21.13)%

Year Ended 12/31/21	17.06	0.11		4.69	4.80	21.86	28.14%

Year Ended 12/31/20	14.31	0.20	(6)	2.55	2.75	17.06	19.22%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$267,675	0.86%	(4)	0.87%	(4)	0.19%	(4)	0.18%	(4)	16%	(4)

285,924	0.85%		0.85%		0.22%		0.22%		30%

343,008	0.84%		0.84%		0.59%		0.59%		28%

353,901	0.84%		0.84%		0.68%		0.68%		24%

321,218	0.86%		0.91%		0.53%		0.48%		274%	(5)

12,432	0.96%		2.08%		1.36%	(6)	0.24%	(6)	61%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the Fund.

(6)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been (0.36)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% from $200 to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $6,009.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $326,382 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $43,353,705 and $74,410,917, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In addition, in the normal course of business, the Fund

enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

14

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

16

Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

17

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance

18

universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.
•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

19

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.4%

Australia – 0.6%

Rio Tinto Ltd.	20,014	$1,411,286

		1,411,286
Austria – 1.6%

Erste Group Bank AG	39,868	3,388,594

		3,388,594
Belgium – 0.8%

UCB SA	8,718	1,712,740

		1,712,740
Canada – 1.7%

Nutrien Ltd.	29,595	1,724,519

Toronto-Dominion Bank	25,297	1,860,655

		3,585,174
Cayman Islands – 0.8%

NU Holdings Ltd., Class A(1)	47,619	653,333

Tencent Music Entertainment Group, ADR	53,070	1,034,334

		1,687,667
China – 0.3%

Contemporary Amperex Technology Co. Ltd., Class A	19,300	679,430

		679,430
Denmark – 2.7%

Novo Nordisk AS, Class B	49,237	3,435,658

Pandora AS	5,497	964,839

Vestas Wind Systems AS	89,972	1,351,933

		5,752,430
France – 7.5%

BNP Paribas SA	33,277	2,997,236

Cie de Saint-Gobain SA	7,593	893,226

EssilorLuxottica SA	7,104	1,951,545

Legrand SA	21,618	2,887,597

LVMH Moet Hennessy Louis Vuitton SE	2,291	1,201,519

Sanofi SA	26,173	2,532,436

Schneider Electric SE	13,701	3,653,484

		16,117,043
Germany – 10.7%

Allianz SE, Reg S	10,364	4,199,185

Bayerische Motoren Werke AG	29,420	2,613,688

Beiersdorf AG	15,573	1,956,181

Infineon Technologies AG	71,939	3,061,058

SAP SE	22,616	6,879,509

Siemens AG, Reg S	11,986	3,074,113

Siemens Healthineers AG(2)	22,169	1,229,779

		23,013,513
Hong Kong – 1.0%

BOC Hong Kong Holdings Ltd.	299,500	1,302,815

Techtronic Industries Co. Ltd.	71,500	787,611

		2,090,426

June 30, 2025 (unaudited)	Shares	Value
India – 0.4%

HDFC Bank Ltd., ADR	12,508	$958,988

		958,988
Indonesia – 0.5%

Bank Central Asia Tbk. PT	1,963,500	1,052,044

		1,052,044
Ireland – 0.9%

Kingspan Group PLC	24,024	2,042,986

		2,042,986
Israel – 1.1%

Check Point Software Technologies Ltd.(1)	4,865	1,076,381

Teva Pharmaceutical Industries Ltd., ADR(1)	75,676	1,268,330

		2,344,711
Italy – 1.2%

FinecoBank Banca Fineco SpA	119,202	2,645,820

		2,645,820
Japan – 21.5%

Bridgestone Corp.	33,100	1,351,673

Daiichi Sankyo Co. Ltd.	51,900	1,208,526

Daikin Industries Ltd.	11,100	1,311,336

Fast Retailing Co. Ltd.	5,300	1,816,171

FUJIFILM Holdings Corp.	101,200	2,199,049

Hitachi Ltd.	114,200	3,308,242

ITOCHU Corp.	40,900	2,149,492

Japan Exchange Group, Inc.	160,800	1,630,507

KDDI Corp.	133,500	2,293,576

Keyence Corp.	4,500	1,806,924

Lasertec Corp.	11,200	1,509,071

Mitsubishi Estate Co. Ltd.	69,400	1,298,476

Mitsubishi UFJ Financial Group, Inc.	390,700	5,349,320

MS&AD Insurance Group Holdings, Inc.	131,600	2,935,500

Nintendo Co. Ltd.	31,300	3,002,203

Nitori Holdings Co. Ltd.	13,300	1,286,244

Recruit Holdings Co. Ltd.	24,500	1,442,542

Shimano, Inc.	5,300	769,302

SMC Corp.	2,700	972,332

SoftBank Group Corp.	24,300	1,761,873

Sony Group Corp.	162,200	4,228,476

Terumo Corp.	81,200	1,490,446

Unicharm Corp.	165,300	1,197,249

		46,318,530
Luxembourg – 1.5%

Spotify Technology SA(1)	4,258	3,267,334

		3,267,334
Netherlands – 5.0%

Airbus SE	12,043	2,519,924

ASM International NV	1,597	1,022,506

ASML Holding NV	5,356	4,288,267

Heineken NV	34,010	2,977,819

		10,808,516

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2025 (unaudited)	Shares	Value
New Zealand – 0.4%

Xero Ltd.(1)	6,618	$783,254

		783,254
Norway – 1.8%

DNB Bank ASA	100,280	2,774,770

Norsk Hydro ASA	180,637	1,029,459

		3,804,229
Portugal – 0.9%

Jeronimo Martins SGPS SA	74,714	1,891,947

		1,891,947
Republic of Korea – 0.7%

Kia Corp.	14,890	1,066,109

Samsung SDI Co. Ltd.	3,395	434,833

		1,500,942
Singapore – 0.9%

DBS Group Holdings Ltd.	57,100	2,019,016

		2,019,016
Spain – 5.0%

Banco Bilbao Vizcaya Argentaria SA	245,985	3,783,273

Bankinter SA	129,189	1,686,326

Iberdrola SA	158,115	3,039,519

Industria de Diseno Textil SA	43,418	2,262,489

		10,771,607
Sweden – 0.7%

Svenska Handelsbanken AB, Class A	118,832	1,589,206

		1,589,206
Switzerland – 6.9%

Alcon AG	26,776	2,377,313

Chocoladefabriken Lindt & Spruengli AG	131	2,204,148

Cie Financiere Richemont SA, Reg S, Class A	18,014	3,406,830

Lonza Group AG, Reg S	2,938	2,099,219

Roche Holding AG	14,666	4,794,469

		14,881,979
Taiwan – 0.6%

Taiwan Semiconductor Manufacturing Co. Ltd.	36,000	1,299,816

		1,299,816

June 30, 2025 (unaudited)	Shares	Value
United Kingdom – 19.2%

Antofagasta PLC	58,474	$1,452,819

ARM Holdings PLC, ADR(1)	6,954	1,124,740

AstraZeneca PLC	30,521	4,256,391

BAE Systems PLC	119,583	3,095,912

Bunzl PLC	44,539	1,418,570

Diageo PLC	61,690	1,551,722

GSK PLC	76,529	1,458,853

Haleon PLC	587,483	3,022,604

Kingfisher PLC	458,701	1,832,847

Lloyds Banking Group PLC	3,241,690	3,413,805

National Grid PLC	134,383	1,964,865

Reckitt Benckiser Group PLC	34,633	2,355,978

RELX PLC	61,624	3,342,784

Sage Group PLC	62,790	1,079,134

Shell PLC	141,159	4,956,648

Unilever PLC	61,053	3,718,686

Whitbread PLC	34,779	1,349,602

		41,395,960
United States – 2.5%

Booking Holdings, Inc.	362	2,095,705

Ferguson Enterprises, Inc.	3,215	700,067

Liberty Media Corp.-Liberty Formula One, Class C(1)	16,812	1,756,854

MercadoLibre, Inc.(1)	298	778,862

		5,331,488

Total Common Stocks (Cost $167,766,372)		214,146,676

Total Investments – 99.4% (Cost $167,766,372)		214,146,676

Assets in excess of other liabilities – 0.6%		1,270,465

Total Net Assets – 100.0%		$215,417,141

(1)	Non–income–producing security.
(2)

Security that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of this security amounted to $1,229,779, representing 0.6% of net assets. This security has been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,411,286	*	$—	$1,411,286
Austria	—	3,388,594	*	—	3,388,594
Belgium	—	1,712,740	*	—	1,712,740
Canada	3,585,174	—		—	3,585,174
Cayman Islands	1,687,667	—		—	1,687,667
China	—	679,430	*	—	679,430
Denmark	—	5,752,430	*	—	5,752,430
France	—	16,117,043	*	—	16,117,043
Germany	—	23,013,513	*	—	23,013,513
Hong Kong	—	2,090,426	*	—	2,090,426
India	958,988	—		—	958,988
Indonesia	—	1,052,044	*	—	1,052,044
Ireland	—	2,042,986	*	—	2,042,986
Israel	2,344,711	—		—	2,344,711
Italy	—	2,645,820	*	—	2,645,820
Japan	—	46,318,530	*	—	46,318,530
Luxembourg	3,267,334	—		—	3,267,334
Netherlands	—	10,808,516	*	—	10,808,516
New Zealand	—	783,254	*	—	783,254
Norway	—	3,804,229	*	—	3,804,229
Portugal	—	1,891,947	*	—	1,891,947
Republic of Korea	—	1,500,942	*	—	1,500,942
Singapore	—	2,019,016	*	—	2,019,016
Spain	—	10,771,607	*	—	10,771,607
Sweden	—	1,589,206	*	—	1,589,206
Switzerland	—	14,881,979	*	—	14,881,979
Taiwan	—	1,299,816	*	—	1,299,816
United Kingdom	1,124,740	40,271,220	*	—	41,395,960
United States	5,331,488	—		—	5,331,488
Total	$18,300,102	$195,846,574		$—	$214,146,676

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$214,146,676

Foreign currency, at value	293,393

Foreign tax reclaims receivable	1,045,838

Dividends/interest receivable	268,738

Receivable for investments sold	221,828

Reimbursement receivable from adviser	7,932

Prepaid expenses	3,217

Total Assets	215,987,622

Liabilities

Payable for fund shares redeemed	204,102

Investment advisory fees payable	136,624

Due to custodian	69,580

Accrued custodian and accounting fees	48,066

Distribution fees payable	44,172

Accrued audit fees	16,062

Accrued expenses and other liabilities	51,875

Total Liabilities	570,481

Total Net Assets	$215,417,141

Net Assets Consist of:

Paid-in capital	$154,448,780

Distributable earnings	60,968,361

Total Net Assets	$215,417,141

Investments, at Cost	$167,766,372

Foreign Currency, at Cost	$303,294

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,331,267

Net Asset Value Per Share	$16.16

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$4,264,771

Interest	6,745

Withholding taxes on foreign dividends	(467,018)

Total Investment Income	3,804,498

Expenses

Investment advisory fees	863,793

Distribution fees	279,666

Custodian and accounting fees	68,506

Trustees’ and officers’ fees	40,374

Professional fees	36,488

Administrative fees	27,667

Shareholder reports	12,347

Transfer agent fees	7,482

Other expenses	10,412

Total Expenses	1,346,735

Less: Fees waived	(75,400)

Total Expenses, Net	1,271,335

Net Investment Income/(Loss)	2,533,163

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	6,891,912

Net realized gain/(loss) from foreign currency transactions	29,203

Foreign capital gains taxes paid	(17)

Net change in unrealized appreciation/(depreciation) on investments	27,331,015

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	127,411

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	34,379,524

Net Increase in Net Assets Resulting From Operations	$36,912,687

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$2,533,163	$4,013,501

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	6,921,098	5,520,426

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	27,458,426	4,644,671

Net Increase in Net Assets Resulting from Operations	36,912,687	14,178,598

Capital Share Transactions

Proceeds from sales of shares	1,930,460	15,398,424

Cost of shares redeemed	(48,994,634)	(97,618,778)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(47,064,174)	(82,220,354)

Net Decrease in Net Assets	(10,151,487)	(68,041,756)

Net Assets

Beginning of period	225,568,628	293,610,384

End of period	$215,417,141	$225,568,628

Other Information:

Shares

Sold	133,142	1,134,673

Redeemed	(3,239,743)	(7,003,003)

Net Decrease	(3,106,601)	(5,868,330)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$13.72	$0.17		$2.27	$2.44	$16.16	17.78%	(4)

Year Ended 12/31/24	13.16	0.21		0.35	0.56	13.72	4.26%

Year Ended 12/31/23	11.39	0.18		1.59	1.77	13.16	15.54%

Year Ended 12/31/22	13.87	0.15		(2.63)	(2.48)	11.39	(17.88)%

Year Ended 12/31/21	13.16	0.30	(5)	0.41	0.71	13.87	5.40%

Year Ended 12/31/20	12.15	0.12		0.89	1.01	13.16	8.31%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$215,417	1.14%	(4)	1.20%	(4)	2.26%	(4)	2.20%	(4)	14%	(4)

225,569	1.11%		1.18%		1.51%		1.44%		32%

293,610	1.08%		1.15%		1.47%		1.40%		29%

325,012	1.08%		1.12%		1.30%		1.26%		136%

411,907	1.06%		1.13%		2.20%	(5)	2.13%	(5)	40%

234,233	1.00%		1.18%		1.03%		0.85%		38%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of June 30, 2025.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.15% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.13%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $75,400.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (‘‘Schroder Limited’’). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $279,666 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $32,087,608 and $77,042,047, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

14

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

15

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

16

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

17

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

18

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

19

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

20

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.0%
Australia – 2.8%

Goodman Group REITs	28,551	$643,527

QBE Insurance Group Ltd.	47,412	729,972

Telstra Group Ltd.	239,936	764,320

		2,137,819
Denmark – 5.1%

DSV A/S	3,223	774,227

Novo Nordisk AS, Class B	24,744	1,726,586

Novonesis (Novozymes) B	18,534	1,330,849

		3,831,662
France – 14.4%

Air Liquide SA	14,766	3,049,855

Hermes International SCA	144	390,674

Legrand SA	8,161	1,090,095

Safran SA	10,479	3,412,842

Sanofi SA	7,464	722,199

Schneider Electric SE	6,948	1,852,741

SPIE SA	7,310	411,263

		10,929,669
Germany – 8.2%

Bilfinger SE	4,213	405,569

Deutsche Boerse AG	3,781	1,233,749

Deutsche Telekom AG	17,583	643,753

Muenchener Rueckversicherungs-Gesellschaft AG	1,550	1,005,231

Rheinmetall AG	176	372,366

SAP SE	7,576	2,304,526

Scout24 SE(1)	1,813	250,019

		6,215,213
Hong Kong – 2.2%

Hong Kong Exchanges & Clearing Ltd.	31,000	1,658,668

		1,658,668
Ireland – 1.4%

Ryanair Holdings PLC, ADR	18,343	1,057,841

		1,057,841
Japan – 22.9%

Advantest Corp.	16,200	1,200,028

Ajinomoto Co., Inc.	13,300	354,964

Azbil Corp.	82,000	778,020

Cosmos Pharmaceutical Corp.	6,200	393,664

Hamamatsu Photonics KK	23,800	288,579

Hitachi Ltd.	70,800	2,050,994

Hoya Corp.	8,600	1,020,948

IHI Corp.	9,700	1,053,169

Kao Corp.	21,000	939,939

Nintendo Co. Ltd.	13,600	1,304,471

Obic Co. Ltd.	12,400	483,175

Rakuten Bank Ltd.(2)	21,400	976,873

Recruit Holdings Co. Ltd.	20,500	1,207,025

Sony Group Corp.	121,200	3,159,625

Terumo Corp.	48,100	882,887

Tokio Marine Holdings, Inc.	30,000	1,265,538

		17,359,899

June 30, 2025 (unaudited)	Shares	Value
Luxembourg – 0.9%

Spotify Technology SA(2)	855	$656,076

		656,076
Netherlands – 6.0%

Adyen NV(1)(2)	448	822,578

Argenx SE(2)	396	218,318

ASML Holding NV	2,222	1,779,038

Ferrovial SE	18,008	960,154

Heineken NV	8,966	785,038

		4,565,126
Singapore – 1.8%

DBS Group Holdings Ltd.	39,540	1,398,107

		1,398,107
Spain – 2.5%

Indra Sistemas SA	25,776	1,122,577

Industria de Diseno Textil SA	14,320	746,208

		1,868,785
Sweden – 2.2%

Atlas Copco AB, Class A	57,683	934,434

Volvo AB, Class B	26,051	731,424

		1,665,858
Switzerland – 5.6%

Cie Financiere Richemont SA, Reg S, Class A	10,078	1,905,964

Lonza Group AG, Reg S	1,554	1,110,343

Nestle SA, Reg S	12,289	1,220,566

		4,236,873
Taiwan – 1.3%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,410	998,821

		998,821
United Kingdom – 20.8%

3i Group PLC	26,322	1,488,947

AstraZeneca PLC	5,081	708,585

Compass Group PLC	41,785	1,415,265

Diageo PLC	20,306	510,768

Haleon PLC	225,998	1,162,761

InterContinental Hotels Group PLC	10,114	1,154,820

London Stock Exchange Group PLC	12,657	1,849,424

NatWest Group PLC	111,086	779,989

Next PLC	4,025	687,635

RELX PLC	35,568	1,924,107

Rolls-Royce Holdings PLC	134,327	1,784,705

Sage Group PLC	64,463	1,107,887

SSE PLC	46,842	1,177,477

		15,752,370
United States – 0.9%

Yum China Holdings, Inc.	15,546	695,062

		695,062

Total Common Stocks (Cost $51,261,492)		75,027,849

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $510,049, due 7/1/2025(3)	$510,030	$510,030

Total Repurchase Agreements (Cost $510,030)		510,030

Total Investments – 99.7% (Cost $51,771,522)		75,537,879

Assets in excess of other liabilities – 0.3%		205,377

Total Net Assets – 100.0%		$75,743,256

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $1,072,597, representing 1.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Non–income–producing security.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$511,500	$520,352

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$2,137,819	*	$—	$2,137,819
Denmark	—	3,831,662	*	—	3,831,662
France	—	10,929,669	*	—	10,929,669
Germany	—	6,215,213	*	—	6,215,213
Hong Kong	—	1,658,668	*	—	1,658,668
Ireland	1,057,841	—		—	1,057,841
Japan	—	17,359,899	*	—	17,359,899
Luxembourg	656,076	—		—	656,076
Netherlands	—	4,565,126	*	—	4,565,126
Singapore	—	1,398,107	*	—	1,398,107
Spain	—	1,868,785	*	—	1,868,785
Sweden	—	1,665,858	*	—	1,665,858
Switzerland	—	4,236,873	*	—	4,236,873
Taiwan	998,821	—		—	998,821
United Kingdom	—	15,752,370	*	—	15,752,370
United States	695,062	—		—	695,062
Repurchase Agreements	—	510,030		—	510,030
Total	$3,407,800	$72,130,079		$—	$75,537,879

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$75,537,879

Foreign currency, at value	15,615

Foreign tax reclaims receivable	395,623

Dividends/interest receivable	39,094

Reimbursement receivable from adviser	11,979

Prepaid expenses	1,129

Total Assets	76,001,319

Liabilities

Payable for fund shares redeemed	113,287

Investment advisory fees payable	49,441

Accrued custodian and accounting fees	31,612

Accrued audit fees	16,062

Distribution fees payable	15,450

Accrued shareholder reports fees	14,276

Accrued expenses and other liabilities	17,935

Total Liabilities	258,063

Total Net Assets	$75,743,256

Net Assets Consist of:

Paid-in capital	$17,655,803

Distributable earnings	58,087,453

Total Net Assets	$75,743,256

Investments, at Cost	$51,771,522

Foreign Currency, at Cost	$15,521

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,851,817

Net Asset Value Per Share	$19.66

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$946,134

Interest	6,029

Withholding taxes on foreign dividends	(89,213)

Total Investment Income	862,950

Expenses

Investment advisory fees	308,709

Distribution fees	96,471

Custodian and accounting fees	44,432

Professional fees	23,110

Administrative fees	16,061

Trustees’ and officers’ fees	14,047

Shareholder reports	9,400

Transfer agent fees	7,276

Other expenses	4,474

Total Expenses	523,980

Less: Fees waived	(75,013)

Total Expenses, Net	448,967

Net Investment Income/(Loss)	413,983

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	8,834,752

Net realized gain/(loss) from foreign currency transactions	30,982

Net change in unrealized appreciation/(depreciation) on investments	2,647,846

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	46,133

Net Gain on Investments and Foreign Currency Transactions	11,559,713

Net Increase in Net Assets Resulting From Operations	$11,973,696

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$413,983	$354,422

Net realized gain/(loss) from investments and foreign currency transactions	8,865,734	10,662,818

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	2,693,979	(5,058,878)

Net Increase in Net Assets Resulting from Operations	11,973,696	5,958,362

Capital Share Transactions

Proceeds from sales of shares	9,841	3,269,660

Cost of shares redeemed	(15,221,896)	(34,109,699)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,212,055)	(30,840,039)

Net Decrease in Net Assets	(3,238,359)	(24,881,677)

Net Assets

Beginning of period	78,981,615	103,863,292

End of period	$75,743,256	$78,981,615

Other Information:

Shares

Sold	554	195,991

Redeemed	(834,343)	(1,995,821)

Net Decrease	(833,789)	(1,799,830)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$16.86	$0.10		$2.70	$2.80	$19.66	16.61%	(4)

Year Ended 12/31/24	16.01	0.06		0.79	0.85	16.86	5.31%

Year Ended 12/31/23	13.78	0.10		2.13	2.23	16.01	16.18%

Year Ended 12/31/22	19.21	0.05		(5.48)	(5.43)	13.78	(28.27)%

Year Ended 12/31/21	17.34	(0.01)		1.88	1.87	19.21	10.78%

Year Ended 12/31/20	13.53	(0.00	)(5)	3.81	3.81	17.34	28.16%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$75,743	1.16%	(4)	1.36%	(4)	1.08%	(4)	0.88%	(4)	25%	(4)

78,982	1.17%		1.32%		0.38%		0.23%		27%

103,863	1.18%		1.26%		0.68%		0.60%		50%

114,662	1.18%		1.21%		0.35%		0.32%		40%

148,827	1.17%		1.17%		(0.05)%		(0.05)%		31%

146,998	1.18%		1.24%		(0.00)%	(6)	(0.06)%		25%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

(6)	Rounds to (0.00)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.15% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1,

2025, the expense limitation was 1.17%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $75,013.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $96,471 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $19,140,399 and $33,463,201, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment

13

Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s

14

organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

18

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

19

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 1.5%

General Electric Co.	21,671	$5,577,899

		5,577,899
Automobiles – 1.4%

Tesla, Inc.(1)	16,787	5,332,558

		5,332,558
Banks – 0.6%

Wells Fargo & Co.	28,582	2,289,990

		2,289,990
Beverages – 0.6%

Monster Beverage Corp.(1)	37,282	2,335,344

		2,335,344
Biotechnology – 1.0%

Vertex Pharmaceuticals, Inc.(1)	8,132	3,620,366

		3,620,366
Broadline Retail – 6.4%

Amazon.com, Inc.(1)	107,628	23,612,507

		23,612,507
Building Products – 0.4%

Builders FirstSource, Inc.(1)	13,262	1,547,543

		1,547,543
Capital Markets – 2.1%

Ares Management Corp., Class A	14,792	2,561,974

Interactive Brokers Group, Inc., Class A	44,016	2,438,927

KKR & Co., Inc.	19,922	2,650,224

		7,651,125
Chemicals – 1.0%

Sherwin-Williams Co.	10,827	3,717,559

		3,717,559
Commercial Services & Supplies – 0.5%

Republic Services, Inc.	7,893	1,946,493

		1,946,493
Communications Equipment – 0.8%

Arista Networks, Inc.(1)	30,188	3,088,534

		3,088,534
Consumer Finance – 0.9%

American Express Co.	10,362	3,305,271

		3,305,271
Consumer Staples Distribution & Retail – 1.5%

BJ’s Wholesale Club Holdings, Inc.(1)	21,215	2,287,614

Walmart, Inc.	34,245	3,348,476

		5,636,090
Electrical Equipment – 0.9%

GE Vernova, Inc.	6,122	3,239,456

		3,239,456
Entertainment – 5.5%

Liberty Media Corp.-Liberty Formula One, Class C(1)	23,960	2,503,820

Live Nation Entertainment, Inc.(1)	21,512	3,254,335

Netflix, Inc.(1)	7,502	10,046,153

June 30, 2025 (unaudited)	Shares	Value
Entertainment (continued)

Spotify Technology SA(1)	6,035	$4,630,897

		20,435,205
Financial Services – 3.6%

Mastercard, Inc., Class A	18,037	10,135,712

Visa, Inc., Class A	8,735	3,101,362

		13,237,074
Health Care Equipment & Supplies – 1.3%

Boston Scientific Corp.(1)	25,837	2,775,152

Edwards Lifesciences Corp.(1)	26,267	2,054,342

		4,829,494
Health Care Technology – 1.0%

Veeva Systems, Inc., Class A(1)	12,626	3,636,035

		3,636,035
Hotels, Restaurants & Leisure – 2.7%

Chipotle Mexican Grill, Inc.(1)	64,905	3,644,416

DoorDash, Inc., Class A(1)	12,295	3,030,841

Hilton Worldwide Holdings, Inc.	11,857	3,157,993

		9,833,250
Interactive Media & Services – 9.9%

Alphabet, Inc., Class A	104,871	18,481,416

Meta Platforms, Inc., Class A	25,015	18,463,322

		36,944,738
IT Services – 1.1%

Gartner, Inc.(1)	3,756	1,518,251

Shopify, Inc., Class A(1)	23,272	2,684,425

		4,202,676
Machinery – 0.7%

Ingersoll Rand, Inc.	30,107	2,504,300

		2,504,300
Pharmaceuticals – 2.7%

Eli Lilly & Co.	13,087	10,201,709

		10,201,709
Semiconductors & Semiconductor Equipment – 19.7%

Broadcom, Inc.	67,829	18,697,064

KLA Corp.	5,139	4,603,208

NVIDIA Corp.	314,920	49,754,210

		73,054,482
Software – 18.8%

AppLovin Corp., Class A(1)	3,244	1,135,660

Cadence Design Systems, Inc.(1)	10,036	3,092,593

HubSpot, Inc.(1)	2,775	1,544,648

Intuit, Inc.	6,700	5,277,121

Microsoft Corp.	80,931	40,255,889

Oracle Corp.	30,149	6,591,476

Palantir Technologies, Inc., Class A(1)	15,298	2,085,423

Palo Alto Networks, Inc.(1)	16,581	3,393,136

PTC, Inc.(1)	12,842	2,213,190

ServiceNow, Inc.(1)	4,273	4,392,986

		69,982,122

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Specialized REITs – 0.8%

American Tower Corp.	13,860	$3,063,337

		3,063,337
Specialty Retail – 1.1%

O’Reilly Automotive, Inc.(1)	44,070	3,972,029

		3,972,029
Technology Hardware, Storage & Peripherals – 10.8%

Apple, Inc.	195,907	40,194,239

		40,194,239
Trading Companies & Distributors – 0.4%

FTAI Aviation Ltd.	13,240	1,523,130

		1,523,130

Total Common Stocks (Cost $214,193,996)		370,514,555

	Principal Amount	Value
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,527,198, due 7/1/2025(2)	$1,527,140	1,527,140

Total Repurchase Agreements (Cost $1,527,140)		1,527,140

Total Investments – 100.1% (Cost $215,721,136)		372,041,695

Liabilities in excess of other assets – (0.1)%		(206,615)

Total Net Assets – 100.0%		$371,835,080

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,531,400	$1,557,759

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$370,514,555	$—	$—	$370,514,555
Repurchase Agreements	—	1,527,140	—	1,527,140
Total	$370,514,555	$1,527,140	$—	$372,041,695

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$372,041,695

Receivable for investments sold	844,512

Dividends/interest receivable	28,539

Reimbursement receivable from adviser	17,350

Prepaid expenses	5,385

Total Assets	372,937,481

Liabilities

Payable for fund shares redeemed	665,722

Investment advisory fees payable	171,354

Payable for investments purchased	111,262

Distribution fees payable	74,479

Accrued audit fees	14,924

Accrued custodian and accounting fees	11,639

Accrued expenses and other liabilities	53,021

Total Liabilities	1,102,401

Total Net Assets	$371,835,080

Net Assets Consist of:

Paid-in capital	$(136,201,236)

Distributable earnings	508,036,316

Total Net Assets	$371,835,080

Investments, at Cost	$215,721,136

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,817,239

Net Asset Value Per Share	$37.88

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$819,419

Interest	13,107

Total Investment Income	832,526

Expenses

Investment advisory fees	1,017,041

Distribution fees	441,322

Trustees’ and officers’ fees	63,765

Professional fees	47,947

Administrative fees	37,281

Custodian and accounting fees	22,186

Shareholder reports	16,348

Transfer agent fees	9,849

Other expenses	12,848

Total Expenses	1,668,587

Less: Fees waived	(132,786)

Total Expenses, Net	1,535,801

Net Investment Income/(Loss)	(703,275)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	30,952,235

Net change in unrealized appreciation/(depreciation) on investments	(10,789,699)

Net Gain on Investments	20,162,536

Net Increase in Net Assets Resulting From Operations	$19,459,261

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(703,275)	$(1,348,829)

Net realized gain/(loss) from investments	30,952,235	110,591,240

Net change in unrealized appreciation/(depreciation) on investments	(10,789,699)	1,526,116

Net Increase in Net Assets Resulting from Operations	19,459,261	110,768,527

Capital Share Transactions

Proceeds from sales of shares	16,778,107	11,282,613

Cost of shares redeemed	(56,179,994)	(181,260,766)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(39,401,887)	(169,978,153)

Net Decrease in Net Assets	(19,942,626)	(59,209,626)

Net Assets

Beginning of period	391,777,706	450,987,332

End of period	$371,835,080	$391,777,706

Other Information:

Shares

Sold	499,764	357,736

Redeemed	(1,590,958)	(5,624,527)

Net Decrease	(1,091,194)	(5,266,791)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$35.92	$(0.07)	$2.03	$1.96	$37.88	5.46%	(4)

Year Ended 12/31/24	27.88	(0.10)	8.14	8.04	35.92	28.84%

Year Ended 12/31/23	19.65	(0.04)	8.27	8.23	27.88	41.88%

Year Ended 12/31/22	28.69	(0.03)	(9.01)	(9.04)	19.65	(31.51)%

Year Ended 12/31/21	23.83	(0.09)	4.95	4.86	28.69	20.39%

Year Ended 12/31/20	17.47	(0.02)	6.38	6.36	23.83	36.41%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$371,835	0.87%	(4)	0.95%	(4)	(0.40)%	(4)	(0.48)%	(4)	30%	(4)

391,778	0.87%		0.92%		(0.31)%		(0.36)%		33%

450,987	0.87%		0.91%		(0.16)%		(0.20)%		37%

439,541	0.87%		0.89%		(0.15)%		(0.17)%		38%

622,763	0.87%		0.87%		(0.34)%		(0.34)%		28%

621,402	0.87%		0.89%		(0.12)%		(0.14)%		24%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a non-diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $132,786.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $441,322 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $107,911,145 and $149,171,518, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable

Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment

13

Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of

14

the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each

Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

15

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

16

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

17

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

18

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

19

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.5%

Aerospace & Defense – 2.1%

General Dynamics Corp.	3,474	$1,013,227

L3Harris Technologies, Inc.	3,101	777,855

		1,791,082
Air Freight & Logistics – 0.7%

CH Robinson Worldwide, Inc.	6,593	632,598

		632,598
Automobile Components – 0.6%

Aptiv PLC(1)	7,387	503,941

		503,941
Banks – 7.4%

Huntington Bancshares, Inc.	72,244	1,210,809

JPMorgan Chase & Co.	13,109	3,800,430

Wells Fargo & Co.	16,163	1,294,980

		6,306,219
Beverages – 2.4%

Coca-Cola Co.	20,168	1,426,886

Coca-Cola Europacific Partners PLC	6,402	593,594

		2,020,480
Biotechnology – 1.8%

AbbVie, Inc.	8,220	1,525,796

		1,525,796
Broadline Retail – 2.2%

Amazon.com, Inc.(1)	8,413	1,845,728

		1,845,728
Building Products – 0.5%

Allegion PLC	3,045	438,845

		438,845
Capital Markets – 6.0%

Blue Owl Capital, Inc.	12,233	234,996

Charles Schwab Corp.	9,540	870,430

Goldman Sachs Group, Inc.	1,123	794,803

Intercontinental Exchange, Inc.	2,765	507,295

LPL Financial Holdings, Inc.	3,984	1,493,880

Morgan Stanley	8,547	1,203,930

		5,105,334
Construction Materials – 1.8%

CRH PLC	17,007	1,561,243

		1,561,243
Consumer Finance – 2.9%

American Express Co.	4,696	1,497,930

Capital One Financial Corp.	4,569	972,101

		2,470,031
Consumer Staples Distribution & Retail – 3.4%

Sysco Corp.	16,487	1,248,725

U.S. Foods Holding Corp.(1)	21,755	1,675,353

		2,924,078
Electric Utilities – 3.5%

Entergy Corp.	9,354	777,505

FirstEnergy Corp.	27,582	1,110,451

PPL Corp.	31,725	1,075,160

		2,963,116

June 30, 2025 (unaudited)	Shares	Value
Electrical Equipment – 1.4%

Emerson Electric Co.	4,864	$648,517

Hubbell, Inc.	1,288	526,032

		1,174,549
Electronic Equipment, Instruments & Components – 3.6%

Flex Ltd.(1)	25,014	1,248,699

Keysight Technologies, Inc.(1)	5,931	971,854

Ralliant Corp.(1)	2,900	140,637

Trimble, Inc.(1)	9,390	713,452

		3,074,642
Energy Equipment & Services – 0.4%

Schlumberger NV	11,363	384,069

		384,069
Entertainment – 1.9%

Walt Disney Co.	12,804	1,587,824

		1,587,824
Financial Services – 3.5%

Apollo Global Management, Inc.	3,421	485,337

Corpay, Inc.(1)	3,360	1,114,915

Fidelity National Information Services, Inc.	17,130	1,394,554

		2,994,806
Ground Transportation – 3.3%

Norfolk Southern Corp.	4,149	1,062,019

Uber Technologies, Inc.(1)	18,382	1,715,041

		2,777,060
Health Care Equipment & Supplies – 1.1%

Medtronic PLC	10,671	930,191

		930,191
Health Care Providers & Services – 6.8%

Cencora, Inc.	5,320	1,595,202

Centene Corp.(1)	5,412	293,763

Elevance Health, Inc.	1,592	619,224

McKesson Corp.	1,929	1,413,533

Quest Diagnostics, Inc.	5,017	901,204

UnitedHealth Group, Inc.	2,927	913,136

		5,736,062
Hotels, Restaurants & Leisure – 1.0%

Booking Holdings, Inc.	144	833,651

		833,651
Industrial Conglomerates – 1.9%

Honeywell International, Inc.	7,032	1,637,612

		1,637,612
Insurance – 3.6%

Allstate Corp.	4,875	981,386

Aon PLC, Class A	2,982	1,063,858

Arthur J Gallagher & Co.	1,648	527,558

Chubb Ltd.	1,563	452,833

		3,025,635
Interactive Media & Services – 1.3%

Alphabet, Inc., Class A	6,218	1,095,798

		1,095,798

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Machinery – 1.9%

Flowserve Corp.	6,372	$333,574

Fortive Corp.	8,701	453,583

Westinghouse Air Brake Technologies Corp.	4,092	856,661

		1,643,818
Media – 0.5%

Omnicom Group, Inc.	5,901	424,518

		424,518
Metals & Mining – 3.8%

Kinross Gold Corp.	95,477	1,492,306

Newmont Corp.	10,611	618,197

Reliance, Inc.	1,705	535,199

Teck Resources Ltd., Class B	13,932	562,574

		3,208,276
Multi-Utilities – 1.0%

CenterPoint Energy, Inc.	22,995	844,836

		844,836
Oil, Gas & Consumable Fuels – 6.2%

Canadian Natural Resources Ltd.	12,537	393,662

Cenovus Energy, Inc.	40,602	552,187

ConocoPhillips	12,017	1,078,405

Diamondback Energy, Inc.	8,337	1,145,504

Marathon Petroleum Corp.	8,302	1,379,045

ONEOK, Inc.	9,106	743,323

		5,292,126
Passenger Airlines – 0.5%

United Airlines Holdings, Inc.(1)	5,223	415,908

		415,908
Personal Care Products – 0.5%

Kenvue, Inc.	20,766	434,632

		434,632
Pharmaceuticals – 0.9%

AstraZeneca PLC, ADR	11,470	801,524

		801,524
Professional Services – 2.1%

Jacobs Solutions, Inc.	6,451	847,984

KBR, Inc.	8,602	412,380

Leidos Holdings, Inc.	3,439	542,537

		1,802,901
Semiconductors & Semiconductor Equipment – 5.3%

Applied Materials, Inc.	5,576	1,020,799

Microchip Technology, Inc.	19,703	1,386,500

Micron Technology, Inc.	8,364	1,030,863

NXP Semiconductors NV	4,772	1,042,634

		4,480,796
Software – 1.9%

Oracle Corp.	7,461	1,631,198

		1,631,198

June 30, 2025 (unaudited)	Shares	Value
Specialty Retail – 3.2%

AutoNation, Inc.(1)	3,858	$766,392

AutoZone, Inc.(1)	349	1,295,568

Home Depot, Inc.	1,785	654,452

		2,716,412
Technology Hardware, Storage & Peripherals – 1.3%

Dell Technologies, Inc., Class C	8,817	1,080,964

		1,080,964
Tobacco – 3.0%

Philip Morris International, Inc.	13,865	2,525,233

		2,525,233
Trading Companies & Distributors – 1.3%

United Rentals, Inc.	1,413	1,064,554

		1,064,554
Wireless Telecommunication Services – 1.0%

T-Mobile U.S., Inc.	3,408	811,990

		811,990

Total Common Stocks (Cost $62,161,446)		84,520,076

	Principal Amount	Value
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $424,870, due 7/1/2025(2)	$424,854	424,854

Total Repurchase Agreements (Cost $424,854)		424,854

Total Investments – 100.0% (Cost $62,586,300)		84,944,930

Liabilities in excess of other assets – (0.0)%		(15,922)

Total Net Assets – 100.0%		$84,929,008

(1)	Non-income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$426,100	$433,496

Legend:

ADR — American Depositary Receipt

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$84,520,076	$—	$—	$84,520,076
Repurchase Agreements	—	424,854	—	424,854
Total	$84,520,076	$424,854	$—	$84,944,930

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$84,944,930

Receivable for investments sold	704,243

Dividends/interest receivable	103,635

Foreign tax reclaims receivable	73,147

Reimbursement receivable from adviser	9,692

Prepaid expenses	1,001

Total Assets	85,836,648

Liabilities

Payable for investments purchased	714,778

Payable for fund shares redeemed	71,507

Investment advisory fees payable	44,899

Accrued custodian and accounting fees	18,767

Distribution fees payable	17,269

Accrued audit fees	14,924

Accrued expenses and other liabilities	25,496

Total Liabilities	907,640

Total Net Assets	$84,929,008

Net Assets Consist of:

Paid-in capital	$(44,585,933)

Distributable earnings	129,514,941

Total Net Assets	$84,929,008

Investments, at Cost	$62,586,300

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	3,445,518

Net Asset Value Per Share	$24.65

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$793,892

Interest	6,908

Withholding taxes on foreign dividends	(2,815)

Total Investment Income	797,985

Expenses

Investment advisory fees	278,592

Distribution fees	107,151

Custodian and accounting fees	30,711

Professional fees	21,943

Administrative fees	16,336

Trustees’ and officers’ fees	15,308

Transfer agent fees	6,821

Shareholder reports	6,513

Other expenses	3,222

Total Expenses	486,597

Less: Fees waived	(70,851)

Total Expenses, Net	415,746

Net Investment Income/(Loss)	382,239

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	4,898,093

Net realized gain/(loss) from foreign currency transactions	(77)

Net change in unrealized appreciation/(depreciation) on investments	146,544

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	44

Net Gain on Investments and Foreign Currency Transactions	5,044,604

Net Increase in Net Assets Resulting From Operations	$5,426,843

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$382,239	$829,444

Net realized gain/(loss) from investments and foreign currency transactions	4,898,016	30,504,280

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	146,588	(12,735,933)

Net Increase in Net Assets Resulting from Operations	5,426,843	18,597,791

Capital Share Transactions

Proceeds from sales of shares	2,361,180	2,172,459

Cost of shares redeemed	(14,806,124)	(65,914,940)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,444,944)	(63,742,481)

Net Decrease in Net Assets	(7,018,101)	(45,144,690)

Net Assets

Beginning of period	91,947,109	137,091,799

End of period	$84,929,008	$91,947,109

Other Information:

Shares

Sold	102,372	99,265

Redeemed	(628,457)	(2,969,888)

Net Decrease	(526,085)	(2,870,623)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$23.15	$0.10		$1.40	$1.50	$24.65	6.48%	(4)

Year Ended 12/31/24	20.04	0.16		2.95	3.11	23.15	15.52%

Year Ended 12/31/23	17.66	0.16		2.22	2.38	20.04	13.48%

Year Ended 12/31/22	18.57	0.18		(1.09)	(0.91)	17.66	(4.90)%

Year Ended 12/31/21	14.30	0.12		4.15	4.27	18.57	29.86%

Year Ended 12/31/20	14.13	0.19	(5)	(0.02)	0.17	14.30	1.20%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$84,929	0.97%	(4)	1.14%	(4)	0.89%	(4)	0.72%	(4)	27%	(4)

91,947	0.97%		1.08%		0.70%		0.59%		56%

137,092	0.97%		1.02%		0.88%		0.83%		56%

153,193	0.97%		0.98%		1.01%		1.00%		33%

219,108	0.97%		0.97%		0.71%		0.71%		45%

223,410	0.97%		1.02%		1.53%	(5)	1.48%	(5)	73%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.10%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% from $100 to $300 million, 0.55% from $300 to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes,

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $70,851.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $107,151 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $23,440,541 and $35,162,892, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s

14

organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe.

For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their

15

consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

16

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

17

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

18

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

19

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the
Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and FinancialHighlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.6%
Aerospace & Defense – 1.5%

General Electric Co.	10,623	$2,734,254

Loar Holdings, Inc.(1)	200	17,234

		2,751,488
Automobiles – 0.9%

BYD Co. Ltd., Class H (China)	107,803	1,687,216

		1,687,216
Banks – 0.4%

Huntington Bancshares, Inc.	22,498	377,067

M&T Bank Corp.	1,899	368,387

		745,454
Beverages – 1.0%

Coca-Cola Co.	11,867	839,590

Constellation Brands, Inc., Class A	7,000	1,138,760

		1,978,350
Biotechnology – 4.2%

Alnylam Pharmaceuticals, Inc.(1)	6,722	2,191,977

Arcellx, Inc.(1)	1,052	69,274

Beam Therapeutics, Inc.(1)	13,796	234,670

Biogen, Inc.(1)	3,915	491,685

BioNTech SE, ADR(1)	7,086	754,446

Blueprint Medicines Corp.(1)	653	83,701

Cytokinetics, Inc.(1)	3,266	107,909

Exact Sciences Corp.(1)	27,278	1,449,553

Galapagos NV, ADR(1)	6,794	190,164

Gamida Cell Ltd.(1)(2)(3)	59,800	1

Gilead Sciences, Inc.	14,763	1,636,774

Hookipa Pharma, Inc.(1)	2,270	2,849

Immunocore Holdings PLC, ADR(1)	3,803	119,338

Janux Therapeutics, Inc.(1)	2,300	53,130

Krystal Biotech, Inc.(1)	839	115,329

Legend Biotech Corp., ADR(1)	5,400	191,646

Moderna, Inc.(1)	5,813	160,381

Vor BioPharma, Inc.(1)	6,333	10,259

XOMA Royalty Corp.(1)	4,503	113,476

		7,976,562
Broadline Retail – 12.1%

Amazon.com, Inc.(1)	92,444	20,281,289

MercadoLibre, Inc.(1)	941	2,459,426

Savers Value Village, Inc.(1)	18,170	185,334

		22,926,049
Building Products – 0.0%

Simpson Manufacturing Co., Inc.	487	75,636

		75,636
Capital Markets – 1.7%

Evercore, Inc., Class A	2,202	594,584

Intercontinental Exchange, Inc.	11,243	2,062,753

Morgan Stanley	3,738	526,535

		3,183,872

June 30, 2025 (unaudited)	Shares	Value
Construction Materials – 0.5%

Eagle Materials, Inc.	332	$67,100

Martin Marietta Materials, Inc.	1,482	813,559

		880,659
Consumer Finance – 1.0%

Capital One Financial Corp.	8,933	1,900,585

		1,900,585
Containers & Packaging – 0.6%

International Paper Co.	22,182	1,038,783

		1,038,783
Diversified Consumer Services – 0.2%

Duolingo, Inc.(1)	931	381,729

		381,729
Electrical Equipment – 1.3%

GE Vernova, Inc.	4,759	2,518,225

		2,518,225
Electronic Equipment, Instruments & Components – 1.0%

Flex Ltd.(1)	17,118	854,531

Jabil, Inc.	4,575	997,807

		1,852,338
Entertainment – 2.1%

Live Nation Entertainment, Inc.(1)	10,121	1,531,105

ROBLOX Corp., Class A(1)	22,784	2,396,877

		3,927,982
Financial Services – 6.0%

Mastercard, Inc., Class A	8,409	4,725,353

Rocket Cos., Inc., Class A	38,043	539,450

Toast, Inc., Class A(1)	36,723	1,626,462

Visa, Inc., Class A	12,676	4,500,614

		11,391,879
Ground Transportation – 0.7%

Uber Technologies, Inc.(1)	13,353	1,245,835

		1,245,835
Health Care Equipment & Supplies – 3.3%

Align Technology, Inc.(1)	4,919	931,314

Boston Scientific Corp.(1)	40,128	4,310,149

Ceribell, Inc.(1)	1,339	25,079

Glaukos Corp.(1)	3,861	398,803

Penumbra, Inc.(1)	2,010	515,826

Pulmonx Corp.(1)	3,191	8,265

RxSight, Inc.(1)	716	9,308

		6,198,744
Health Care Providers & Services – 0.8%

HealthEquity, Inc.(1)	14,136	1,480,887

		1,480,887
Health Care Technology – 0.3%

Veeva Systems, Inc., Class A(1)	2,285	658,034

		658,034
Hotels, Restaurants & Leisure – 2.7%

Airbnb, Inc., Class A(1)	13,384	1,771,239

Booking Holdings, Inc.	343	1,985,709

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure (continued)

Carnival Corp.(1)	15,800	$444,296

Kura Sushi USA, Inc., Class A(1)	3,244	279,243

Starbucks Corp.	7,790	713,798

		5,194,285
Household Durables – 0.5%

D.R. Horton, Inc.	3,200	412,544

TopBuild Corp.(1)	1,757	568,811

		981,355
Insurance – 1.0%

Arthur J Gallagher & Co.	5,714	1,829,166

		1,829,166
Interactive Media & Services – 8.3%

Alphabet, Inc., Class A	50,286	8,861,902

Meta Platforms, Inc., Class A	6,256	4,617,491

Tencent Holdings Ltd. (Cayman Islands)	33,278	2,137,349

		15,616,742
IT Services – 1.9%

Gartner, Inc.(1)	400	161,688

Shopify, Inc., Class A(1)	20,839	2,403,778

Wix.com Ltd.(1)	6,371	1,009,549

		3,575,015
Leisure Products – 0.2%

Games Workshop Group PLC (United Kingdom)	2,012	448,066

		448,066
Life Sciences Tools & Services – 0.3%

10X Genomics, Inc., Class A(1)	8,189	94,829

Bio-Techne Corp.	1,203	61,894

Chemometec AS (Denmark)	2,449	225,930

Codexis, Inc.(1)	30,200	73,688

MaxCyte, Inc.(1)	7,867	17,150

		473,491
Machinery – 2.3%

Deere & Co.	4,879	2,480,923

Ingersoll Rand, Inc.	10,517	874,804

Westinghouse Air Brake Technologies Corp.	4,900	1,025,815

		4,381,542
Metals & Mining – 1.0%

Carpenter Technology Corp.	4,756	1,314,463

Vale SA, ADR	59,069	573,560

		1,888,023
Oil, Gas & Consumable Fuels – 1.5%

Cheniere Energy, Inc.	7,185	1,749,691

Range Resources Corp.	25,034	1,018,133

		2,767,824
Personal Care Products – 1.2%

Estee Lauder Cos., Inc., Class A	27,873	2,252,139

		2,252,139
Pharmaceuticals – 5.1%

Aclaris Therapeutics, Inc.(1)	4,400	6,248

June 30, 2025 (unaudited)	Shares	Value

Chugai Pharmaceutical Co. Ltd. (Japan)	14,603	$763,351

Eli Lilly & Co.	5,927	4,620,274

Royalty Pharma PLC, Class A	62,006	2,234,076

Teva Pharmaceutical Industries Ltd., ADR(1)	50,170	840,849

UCB SA (Belgium)	5,143	1,010,395

Zevra Therapeutics, Inc.(1)	10,840	95,501

		9,570,694
Professional Services – 2.5%

Equifax, Inc.	11,702	3,035,148

KBR, Inc.	6,014	288,311

RELX PLC, ADR	10,927	593,773

UL Solutions, Inc., Class A	11,400	830,604

		4,747,836
Real Estate Management & Development – 0.8%

Zillow Group, Inc., Class A(1)	3,901	267,179

Zillow Group, Inc., Class C(1)	17,998	1,260,760

		1,527,939
Semiconductors & Semiconductor Equipment – 15.5%

Astera Labs, Inc.(1)	260	23,509

BE Semiconductor Industries NV (Netherlands)	11,420	1,709,543

NVIDIA Corp.	139,656	22,064,251

SiTime Corp.(1)	2,944	627,308

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,733	4,922,307

		29,346,918
Software – 8.7%

Appfolio, Inc., Class A(1)	395	90,961

Circle Internet Group, Inc.(1)	300	54,387

CyberArk Software Ltd.(1)	900	366,192

Docusign, Inc.(1)	7,808	608,165

HubSpot, Inc.(1)	2,373	1,320,883

Microsoft Corp.	22,651	11,266,834

Monday.com Ltd.(1)	3,500	1,100,680

Nutanix, Inc., Class A(1)	6,444	492,579

Palo Alto Networks, Inc.(1)	2,892	591,819

SailPoint, Inc.(1)	1,000	22,860

Zeta Global Holdings Corp., Class A(1)	17,718	274,452

Zscaler, Inc.(1)	800	251,152

		16,440,964
Specialty Retail – 2.0%

Floor & Decor Holdings, Inc., Class A(1)	4,246	322,526

Lowe’s Cos., Inc.	15,184	3,368,874

		3,691,400
Technology Hardware, Storage & Peripherals – 3.9%

Apple, Inc.	36,258	7,439,054

		7,439,054
Trading Companies & Distributors – 0.6%

Ferguson Enterprises, Inc. (United Kingdom)	5,259	1,149,443

		1,149,443

Total Common Stocks (Cost $138,348,950)		188,122,203

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,162,245, due 7/1/2025(4)	$1,162,201	$1,162,201

Total Repurchase Agreements (Cost $1,162,201)		1,162,201

Total Investments – 100.2% (Cost $139,511,151)		189,284,404

Liabilities in excess of other assets – (0.2)%		(293,175)

Total Net Assets – 100.0%		$188,991,229

(1)	Non–income–producing security.
(2)	Fair valued security. See Note 2a in Notes to Financial Statements.
(3)	The table below presents the security deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Gamida Cell Ltd.	59,800	$90,298	$1	7/18/2023	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,165,500	$1,185,619

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$178,990,909	$9,131,293	*	$1	$188,122,203
Repurchase Agreements	—	1,162,201		—	1,162,201
Total	$178,990,909	$10,293,494		$1	$189,284,404

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$189,284,404

Receivable for investments sold	133,815

Dividends/interest receivable	66,056

Foreign tax reclaims receivable	9,985

Reimbursement receivable from adviser	1,869

Prepaid expenses	2,834

Total Assets	189,498,963

Liabilities

Payable for fund shares redeemed	292,933

Investment advisory fees payable	90,596

Distribution fees payable	37,933

Accrued custodian and accounting fees	31,830

Accrued audit fees	15,914

Foreign currency overdraft	384

Accrued expenses and other liabilities	38,144

Total Liabilities	507,734

Total Net Assets	$188,991,229

Net Assets Consist of:

Paid-in capital	$(100,409,609)

Distributable earnings	289,400,838

Total Net Assets	$188,991,229

Investments, at Cost	$139,511,151

Foreign Currency Overdraft, at Cost	$386

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,399,270

Net Asset Value Per Share	$35.00

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$585,823

Interest	18,133

Withholding taxes on foreign dividends	(13,833)

Total Investment Income	590,123

Expenses

Investment advisory fees	539,883

Distribution fees	225,916

Custodian and accounting fees	47,452

Trustees’ and officers’ fees	32,403

Professional fees	32,048

Administrative fees	23,788

Shareholder reports	10,367

Transfer agent fees	7,858

Other expenses	6,969

Total Expenses	926,684

Less: Fees waived	(23,098)

Total Expenses, Net	903,586

Net Investment Income/(Loss)	(313,463)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	14,562,814

Net realized gain/(loss) from foreign currency transactions	(821)

Net change in unrealized appreciation/(depreciation) on investments	(4,455,881)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	225

Net Gain on Investments and Foreign Currency Transactions	10,106,337

Net Increase in Net Assets Resulting From Operations	$9,792,874

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(313,463)	$(1,164,554)

Net realized gain/(loss) from investments and foreign currency transactions	14,561,993	85,851,020

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,455,656)	(22,579,625)

Net Increase in Net Assets Resulting from Operations	9,792,874	62,106,841

Capital Share Transactions

Proceeds from sales of shares	7,324,612	1,014,798

Cost of shares redeemed	(25,799,460)	(112,366,805)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,474,848)	(111,352,007)

Net Decrease in Net Assets	(8,681,974)	(49,245,166)

Net Assets

Beginning of period	197,673,203	246,918,369

End of period	$188,991,229	$197,673,203

Other Information:

Shares

Sold	233,280	33,952

Redeemed	(792,996)	(3,757,221)

Net Decrease	(559,716)	(3,723,269)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$33.17	$(0.06)	$1.89	$1.83	$35.00	5.52%	(4)

Year Ended 12/31/24	25.50	(0.16)	7.83	7.67	33.17	30.08%

Year Ended 12/31/23	17.64	(0.07)	7.93	7.86	25.50	44.56%

Year Ended 12/31/22	26.23	(0.05)	(8.54)	(8.59)	17.64	(32.75)%

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$188,991	1.00%	(4)	1.03%	(4)	(0.35)%	(4)	(0.38)%	(4)	23%	(4)

197,673	0.99%		0.99%		(0.51)%		(0.51)%		56%

246,918	0.96%		0.96%		(0.31)%		(0.31)%		98%

253,603	0.93%		0.93%		(0.25)%		(0.25)%		31%

348,302	0.91%		0.91%		(0.34)%		(0.34)%		21%

339,890	1.00%		1.00%		(0.18)%		(0.18)%		20%

(1) Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a non-diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had one security classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% from $100 to $300 million, 0.52% from $300 to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.98% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.01%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $23,098.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $225,916 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $41,889,840 and $60,421,994, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund held one illiquid security.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International

13

Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

14

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds.

The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would

15

be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an

16

opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the

17

1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

18

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

19

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the
2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 3.8%

L3Harris Technologies, Inc.	8,663	$2,173,027

StandardAero, Inc.(1)	56,410	1,785,376

		3,958,403
Automobile Components – 1.2%

Aptiv PLC(1)	17,869	1,219,023

		1,219,023
Banks – 3.4%

Fifth Third Bancorp	52,743	2,169,320

Regions Financial Corp.	54,727	1,287,179

		3,456,499
Beverages – 3.3%

Keurig Dr Pepper, Inc.	91,685	3,031,106

Primo Brands Corp.	11,235	332,781

		3,363,887
Building Products – 2.6%

Carlisle Cos., Inc.	7,137	2,664,956

		2,664,956
Capital Markets – 2.4%

Jefferies Financial Group, Inc.	45,429	2,484,512

		2,484,512
Chemicals – 1.7%

Ashland, Inc.	11,270	566,655

RPM International, Inc.	10,782	1,184,295

		1,750,950
Commercial Services & Supplies – 1.6%

Republic Services, Inc.	6,601	1,627,873

		1,627,873
Construction & Engineering – 1.0%

API Group Corp.(1)	20,014	1,021,715

		1,021,715
Construction Materials – 2.8%

Amrize Ltd.(1)	8,121	402,396

Vulcan Materials Co.	9,626	2,510,653

		2,913,049
Containers & Packaging – 3.2%

AptarGroup, Inc.	5,248	820,945

Graphic Packaging Holding Co.	115,730	2,438,431

		3,259,376
Electric Utilities – 5.3%

American Electric Power Co., Inc.	28,769	2,985,071

FirstEnergy Corp.	61,450	2,473,977

		5,459,048
Energy Equipment & Services – 1.5%

Baker Hughes Co.	41,026	1,572,937

		1,572,937
Financial Services – 1.5%

Euronet Worldwide, Inc.(1)	15,411	1,562,367

June 30, 2025 (unaudited)	Shares	Value
Financial Services (continued)

Pershing Square Tontine Holdings Ltd.(1)(2)(3)	125,172	$0

		1,562,367
Ground Transportation – 4.0%

Canadian Pacific Kansas City Ltd.	27,164	2,153,290

CSX Corp.	28,497	929,857

Knight-Swift Transportation Holdings, Inc.	23,295	1,030,338

		4,113,485
Health Care Equipment & Supplies – 2.0%

Alcon AG	16,230	1,432,785

Hologic, Inc.(1)	10,170	662,677

		2,095,462
Health Care Providers & Services – 3.8%

Humana, Inc.	4,506	1,101,627

Labcorp Holdings, Inc.	10,767	2,826,445

		3,928,072
Household Durables – 3.5%

D.R. Horton, Inc.	14,547	1,875,399

Somnigroup International, Inc.	15,043	1,023,676

TopBuild Corp.(1)	2,057	665,933

		3,565,008
Household Products – 2.3%

Church & Dwight Co., Inc.	18,557	1,783,513

Reynolds Consumer Products, Inc.	27,562	590,378

		2,373,891
Insurance – 7.0%

Arch Capital Group Ltd.	28,297	2,576,442

Axis Capital Holdings Ltd.	4,100	425,662

Brown & Brown, Inc.	22,104	2,450,670

Loews Corp.	19,030	1,744,290

		7,197,064
IT Services – 1.9%

Amdocs Ltd.	21,094	1,924,616

		1,924,616
Life Sciences Tools & Services – 3.9%

Charles River Laboratories International, Inc.(1)	14,290	2,168,222

ICON PLC(1)	6,819	991,823

Qiagen NV	17,777	854,363

		4,014,408
Machinery – 3.6%

Donaldson Co., Inc.	6,257	433,923

Gates Industrial Corp. PLC(1)	74,615	1,718,384

Ingersoll Rand, Inc.	10,556	878,048

Toro Co.	9,274	655,486

		3,685,841
Metals & Mining – 1.7%

Freeport-McMoRan, Inc.	31,752	1,376,449

Nucor Corp.	2,757	357,142

		1,733,591

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Mortgage REITs – 2.1%

Annaly Capital Management, Inc.	114,060	$2,146,609

		2,146,609
Office REITs – 1.7%

BXP, Inc.	26,559	1,791,936

		1,791,936
Oil, Gas & Consumable Fuels – 4.4%

EOG Resources, Inc.	12,193	1,458,405

EQT Corp.	30,418	1,773,978

Valero Energy Corp.	9,334	1,254,676

		4,487,059
Professional Services – 3.1%

Booz Allen Hamilton Holding Corp.	10,462	1,089,408

Jacobs Solutions, Inc.	16,416	2,157,883

		3,247,291
Real Estate Management & Development – 2.9%

CBRE Group, Inc., Class A(1)	21,096	2,955,971

		2,955,971
Semiconductors & Semiconductor Equipment – 3.5%

ON Semiconductor Corp.(1)	33,125	1,736,081

Teradyne, Inc.	20,642	1,856,129

		3,592,210
Specialized REITs – 4.3%

CubeSmart	29,836	1,268,030

Gaming & Leisure Properties, Inc.	31,965	1,492,126

Weyerhaeuser Co.	64,456	1,655,875

		4,416,031
Specialty Retail – 0.8%

AutoZone, Inc.(1)	139	516,000

RH(1)	1,670	315,647

		831,647
Textiles, Apparel & Luxury Goods – 0.9%

PVH Corp.	13,400	919,240

		919,240
Trading Companies & Distributors – 4.8%

AerCap Holdings NV	25,747	3,012,399

WESCO International, Inc.	10,409	1,927,747

		4,940,146
Water Utilities – 1.9%

American Water Works Co., Inc.	14,083	1,959,086

		1,959,086

Total Common Stocks (Cost $78,195,435)		102,233,259

June 30, 2025 (unaudited)	Shares	Value
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	14,344	$0

Total Warrants (Cost $0)		0
Rights – 0.0%

Pershing Square Tontine Holdings Ltd.(1)(2)	38,465	0

Total Rights (Cost $0)		0
	Principal Amount	Value
Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,156,354, due 7/1/2025(4)	$1,156,311	1,156,311

Total Repurchase Agreements (Cost $1,156,311)		1,156,311

Total Investments – 100.5% (Cost $79,351,746)		103,389,570

Liabilities in excess of other assets – (0.5)%		(529,550)

Total Net Assets – 100.0%		$102,860,020

(1)	Non–income–producing security.

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Pershing Square Tontine Holdings Ltd.	125,172	$0	$0	7/26/2022	0.00%
Pershing Square Tontine Holdings Ltd.	14,344	0	0	7/26/2022	0.00
Pershing Square Tontine Holdings Ltd.	38,465	0	0	12/19/2023	0.00

(3)

Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,159,600	$1,179,624

Legend:

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$102,233,259	$0	$—	$102,233,259
Warrants	—	0	—	0
Rights	—	0	—	0
Repurchase Agreements	—	1,156,311	—	1,156,311
Total	$102,233,259	$1,156,311	$—	$103,389,570

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$103,389,570

Dividends/interest receivable	201,108

Receivable for fund shares subscribed	56,833

Receivable for investments sold	45,644

Foreign tax reclaims receivable	9,351

Reimbursement receivable from adviser	5,126

Prepaid expenses	1,255

Total Assets	103,708,887

Liabilities

Payable for investments purchased	566,689

Payable for fund shares redeemed	148,087

Investment advisory fees payable	60,707

Distribution fees payable	21,118

Accrued audit fees	14,924

Accrued custodian and accounting fees	10,395

Accrued expenses and other liabilities	26,947

Total Liabilities	848,867

Total Net Assets	$102,860,020

Net Assets Consist of:

Paid-in capital	$(38,327,738)

Distributable earnings	141,187,758

Total Net Assets	$102,860,020

Investments, at Cost	$79,351,746

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	4,772,401

Net Asset Value Per Share	$21.55

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,088,318

Interest	10,522

Total Investment Income	1,098,840

Expenses

Investment advisory fees	377,203

Distribution fees	131,523

Professional fees	23,964

Custodian and accounting fees	19,182

Trustees’ and officers’ fees	19,001

Administrative fees	18,043

Transfer agent fees	7,827

Shareholder reports	7,248

Other expenses	3,789

Total Expenses	607,780

Less: Fees waived	(37,880)

Total Expenses, Net	569,900

Net Investment Income/(Loss)	528,940

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,720,845

Net realized gain/(loss) from foreign currency transactions	90

Net change in unrealized appreciation/(depreciation) on investments	(7,643,384)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	6

Net Gain on Investments and Foreign Currency Transactions	77,557

Net Increase in Net Assets Resulting From Operations	$606,497

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$528,940	$1,354,530

Net realized gain/(loss) from investments and foreign currency transactions	7,720,935	22,025,685

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,643,378)	(7,118,772)

Net Increase in Net Assets Resulting from Operations	606,497	16,261,443

Capital Share Transactions

Proceeds from sales of shares	4,446,315	2,702,047

Cost of shares redeemed	(14,789,824)	(60,172,262)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,343,509)	(57,470,215)

Net Decrease in Net Assets	(9,737,012)	(41,208,772)

Net Assets

Beginning of period	112,597,032	153,805,804

End of period	$102,860,020	$112,597,032

Other Information:

Shares

Sold	209,002	134,943

Redeemed	(701,278)	(2,898,166)

Net Decrease	(492,276)	(2,763,223)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$21.39	$0.10	$0.06	$0.16	$21.55	0.75%	(4)

Year Ended 12/31/24	19.16	0.21	2.02	2.23	21.39	11.64%

Year Ended 12/31/23	17.56	0.17	1.43	1.60	19.16	9.11%

Year Ended 12/31/22	18.45	0.14	(1.03)	(0.89)	17.56	(4.82)%

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$102,860	1.08%	(4)	1.16%	(4)	1.01%	(4)	0.93%	(4)	17%	(4)

112,597	1.08%		1.12%		0.99%		0.95%		14%

153,806	1.08%		1.08%		0.97%		0.97%		23%

173,859	1.05%		1.05%		0.83%		0.83%		24%

237,063	1.05%		1.05%		0.32%		0.32%		31%

244,930	1.06%		1.11%		0.70%		0.65%		56%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4) Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% from $100 to $300 million, 0.62% from $300 to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.08%. The limitation

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $37,880.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $131,523 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $17,900,203 and $27,566,873, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund held three illiquid securities.

f. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from

State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund;

Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment

13

Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of

14

the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe.

For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and

15

their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

16

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

17

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.
•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the

18

3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile

19

of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 100.0%

Aerospace & Defense – 0.5%

StandardAero, Inc.(1)	7,236	$229,019

		229,019
Biotechnology – 2.4%

Argenx SE, ADR(1)	662	364,908

Ascendis Pharma AS, ADR(1)	2,026	349,687

Revolution Medicines, Inc.(1)	4,853	178,542

Vaxcyte, Inc.(1)	6,212	201,952

		1,095,089
Capital Markets – 4.0%

Cboe Global Markets, Inc.	1,273	296,876

Charles Schwab Corp.	4,506	411,128

LPL Financial Holdings, Inc.	2,970	1,113,661

		1,821,665
Chemicals – 1.6%

Corteva, Inc.	9,878	736,207

		736,207
Commercial Services & Supplies – 5.1%

Cimpress PLC(1)	5,833	274,151

Clean Harbors, Inc.(1)	2,528	584,423

RB Global, Inc.	6,164	654,555

Rentokil Initial PLC (United Kingdom)	31,229	151,144

Rentokil Initial PLC, ADR	13,195	316,680

Veralto Corp.	3,593	362,714

		2,343,667
Construction & Engineering – 1.5%

API Group Corp.(1)	13,690	698,874

		698,874
Consumer Staples Distribution & Retail – 0.6%

Dollar Tree, Inc.(1)	2,816	278,897

		278,897
Electric Utilities – 2.0%

Alliant Energy Corp.	15,200	919,144

		919,144
Electrical Equipment – 1.4%

Sensata Technologies Holding PLC	21,470	646,462

		646,462
Electronic Equipment, Instruments & Components – 7.8%

CDW Corp.	2,756	492,194

Flex Ltd.(1)	32,764	1,635,579

Ralliant Corp.(1)	1,847	89,577

TE Connectivity PLC	1,633	275,438

Teledyne Technologies, Inc.(1)	2,126	1,089,171

		3,581,959
Entertainment – 2.6%

Liberty Media Corp.-Liberty Formula One, Class A(1)	1,444	137,122

Liberty Media Corp.-Liberty Formula One, Class C(1)	10,269	1,073,111

		1,210,233

June 30, 2025 (unaudited)	Shares	Value
Financial Services – 2.5%

Chime Financial, Inc., Class A(1)	840	$28,988

Global Payments, Inc.	3,035	242,921

WEX, Inc.(1)	6,123	899,408

		1,171,317
Ground Transportation – 2.4%

JB Hunt Transport Services, Inc.	5,402	775,727

TFI International, Inc.	3,835	343,885

		1,119,612
Health Care Equipment & Supplies – 6.4%

Boston Scientific Corp.(1)	11,241	1,207,396

Cooper Cos., Inc.(1)	3,544	252,191

Globus Medical, Inc., Class A(1)	3,510	207,160

ICU Medical, Inc.(1)	2,714	358,655

Lantheus Holdings, Inc.(1)	2,319	189,833

Teleflex, Inc.	6,138	726,494

		2,941,729
Hotels, Restaurants & Leisure – 3.9%

Aramark	20,260	848,286

DoorDash, Inc., Class A(1)	2,604	641,912

Entain PLC (United Kingdom)	23,810	295,119

		1,785,317
Industrial REITs – 0.5%

Lineage, Inc.	4,757	207,025

		207,025
Insurance – 6.3%

Intact Financial Corp. (Canada)	6,942	1,614,235

W.R. Berkley Corp.	12,320	905,150

Willis Towers Watson PLC	1,240	380,060

		2,899,445
Interactive Media & Services – 0.2%

Ziff Davis, Inc.(1)	3,276	99,164

		99,164
IT Services – 3.9%

Amdocs Ltd.	8,853	807,748

GoDaddy, Inc., Class A(1)	5,400	972,324

		1,780,072
Life Sciences Tools & Services – 4.4%

Avantor, Inc.(1)	16,699	224,768

Illumina, Inc.(1)	2,426	231,465

Revvity, Inc.	10,778	1,042,448

Waters Corp.(1)	1,473	514,136

		2,012,817
Machinery – 2.7%

Fortive Corp.	9,766	509,101

Ingersoll Rand, Inc.	8,876	738,306

		1,247,407
Multi-Utilities – 2.7%

Ameren Corp.	7,232	694,561

DTE Energy Co.	4,249	562,823

		1,257,384

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels – 0.4%

ONEOK, Inc.	2,393	$195,341

		195,341
Passenger Airlines – 1.5%

Ryanair Holdings PLC, ADR	12,136	699,883

		699,883
Professional Services – 8.3%

Broadridge Financial Solutions, Inc.	3,700	899,211

Dayforce, Inc.(1)	11,800	653,602

SS&C Technologies Holdings, Inc.	20,402	1,689,285

TransUnion	4,281	376,728

UL Solutions, Inc., Class A	2,959	215,593

		3,834,419
Real Estate Management & Development – 1.4%

CoStar Group, Inc.(1)	6,099	490,360

FirstService Corp.	912	159,253

		649,613
Semiconductors & Semiconductor Equipment – 4.7%

KLA Corp.	545	488,178

NXP Semiconductors NV	3,974	868,279

ON Semiconductor Corp.(1)	15,474	810,993

		2,167,450
Software – 10.4%

AppLovin Corp., Class A(1)	3,450	1,207,776

Constellation Software, Inc. (Canada)	638	2,339,388

Dynatrace, Inc.(1)	5,326	294,049

PTC, Inc.(1)	3,921	675,745

Topicus.com, Inc. (Canada)(1)	2,141	268,240

		4,785,198

June 30, 2025 (unaudited)	Shares	Value
Specialized REITs – 1.2%

Lamar Advertising Co., Class A	4,353	$528,280

		528,280
Specialty Retail – 2.2%

Burlington Stores, Inc.(1)	1,218	283,356

CarMax, Inc.(1)	7,596	510,527

Wayfair, Inc., Class A(1)	4,292	219,493

		1,013,376
Textiles, Apparel & Luxury Goods – 1.7%

Gildan Activewear, Inc.	16,265	800,889

		800,889
Trading Companies & Distributors – 2.8%

Ferguson Enterprises, Inc.	5,998	1,306,064

		1,306,064

Total Investments – 100.0% (Cost $31,068,843)		46,063,018

Liabilities in excess of other assets – (0.0)%		(16,656)

Total Net Assets – 100.0%		$46,046,362

(1)	Non–income–producing security.

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$45,616,755	$446,263	*	$—	$46,063,018
Total	$45,616,755	$446,263		$—	$46,063,018

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

2	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$46,063,018

Cash	9,261

Foreign currency, at value	5,844

Receivable for investments sold	67,828

Dividends/interest receivable	27,306

Reimbursement receivable from adviser	11,222

Prepaid expenses	539

Total Assets	46,185,018

Liabilities

Payable for fund shares redeemed	42,244

Investment advisory fees payable	30,122

Accrued audit fees	17,062

Accrued custodian and accounting fees	13,644

Distribution fees payable	9,413

Accrued shareholder reports fees	9,337

Accrued administrative fees	8,800

Payable for investments purchased	3,652

Accrued expenses and other liabilities	4,382

Total Liabilities	138,656

Total Net Assets	$46,046,362

Net Assets Consist of:

Paid-in capital	$(36,237,124)

Distributable earnings	82,283,486

Total Net Assets	$46,046,362

Investments, at Cost	$31,068,843

Foreign Currency, at Cost	$5,809

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	1,725,174

Net Asset Value Per Share	$26.69

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$207,069

Interest	2,572

Withholding taxes on foreign dividends	(5,783)

Total Investment Income	203,858

Expenses

Investment advisory fees	185,255

Distribution fees	57,892

Custodian and accounting fees	28,333

Professional fees	20,702

Administrative fees	13,323

Trustees’ and officers’ fees	8,172

Transfer agent fees	6,179

Shareholder reports	6,172

Other expenses	1,761

Total Expenses	327,789

Less: Fees waived	(76,144)

Total Expenses, Net	251,645

Net Investment Income/(Loss)	(47,787)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	3,574,400

Net realized gain/(loss) from foreign currency transactions	(160)

Net change in unrealized appreciation/(depreciation) on investments	(1,942,957)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	44

Net Gain on Investments and Foreign Currency Transactions	1,631,327

Net Increase in Net Assets Resulting From Operations	$1,583,540

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$(47,787)	$(133,260)

Net realized gain/(loss) from investments and foreign currency transactions	3,574,240	12,642,492

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,942,913)	(3,501,862)

Net Increase in Net Assets Resulting from Operations	1,583,540	9,007,370

Capital Share Transactions

Proceeds from sales of shares	1,906,159	496,474

Cost of shares redeemed	(8,244,557)	(36,673,307)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,338,398)	(36,176,833)

Net Decrease in Net Assets	(4,754,858)	(27,169,463)

Net Assets

Beginning of period	50,801,220	77,970,683

End of period	$46,046,362	$50,801,220

Other Information:

Shares

Sold	76,816	21,120

Redeemed	(320,721)	(1,504,920)

Net Decrease	(243,905)	(1,483,800)

4	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$25.80	$(0.03)		$0.92	$0.89	$26.69	3.45%	(4)

Year Ended 12/31/24	22.58	(0.05)		3.27	3.22	25.80	14.26%

Year Ended 12/31/23	19.30	(0.02)	(5)	3.30	3.28	22.58	16.99%

Year Ended 12/31/22	23.32	(0.06)		(3.96)	(4.02)	19.30	(17.24)%

Year Ended 12/31/21	19.91	(0.05)		3.46	3.41	23.32	17.13%

Year Ended 12/31/20	16.71	(0.04)		3.24	3.20	19.91	19.15%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$46,046	1.09%	(4)	1.42%	(4)	(0.21)%	(4)	(0.54)%	(4)	10%	(4)

50,801	1.09%		1.33%		(0.21)%		(0.45)%		13%

77,971	1.09%		1.24%		(0.11)%	(5)	(0.26)%	(5)	19%

88,420	1.10%		1.21%		(0.29)%		(0.40)%		16%

123,102	1.10%		1.17%		(0.24)%		(0.31)%		10%

130,558	1.10%		1.23%		(0.25)%		(0.38)%		19%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Loss per share would have been $(0.04), the Net Ratio of Net Investment Loss to Average Net Assets would have been (0.17)%, and the Gross Ratio of Net Investment Loss to Average Net Assets would have been (0.32)%.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% from $100 to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $76,144.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $57,892 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $4,915,797 and $10,731,346, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

12

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

13

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement Sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

14

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

15

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a Sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

16

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

17

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

18

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

19

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 0.3%

Chemicals – 0.1%

Celanese Corp.	2,527	$139,819

		139,819
Health Care Providers & Services – 0.1%

Surgery Partners, Inc.(1)	9,459	210,273

		210,273
Hotels, Restaurants & Leisure – 0.1%

Churchill Downs, Inc.	1,550	156,550

		156,550

Total Common Stocks (Cost $507,134)		506,642

	Principal Amount	Value
Agency Mortgage-Backed Securities – 7.2%

Government National Mortgage Association 3.50% due 7/20/2054(2)	$1,013,000	920,720
4.00% due 7/20/2054(2)	166,000	154,298
5.00% due 7/20/2054(2)	76,000	74,648

Uniform Mortgage-Backed Security
2.50% due 7/1/2055(2)	83,000	68,827
3.00% due 7/1/2054(2)	1,768,000	1,529,345
3.50% due 7/1/2054(2)	2,271,000	2,044,684
4.00% due 7/1/2054(2)	690,000	641,617
4.50% due 7/1/2054(2)	1,239,000	1,185,044
5.00% due 7/1/2054(2)	1,186,000	1,162,495
5.50% due 7/1/2054(2)	2,918,000	2,917,880
6.00% due 7/1/2054(2)	1,270,000	1,290,739
6.50% due 7/1/2054(2)	100,000	103,233

Total Agency Mortgage-Backed Securities (Cost $12,048,693)		12,093,530
Asset-Backed Securities – 17.6%

ACHV ABS Trust Series 2023-1PL, Class D 8.47% due 3/18/2030(3)	768,411	778,523

Affirm Asset Securitization Trust Series 2024-A, Class 1C 6.16% due 2/15/2029(3)	1,793,000	1,801,305

AGL CLO 14 Ltd. Series 2021-14A, Class DR 7.12% (3 mo. USD Term SOFR + 2.85%) due 12/2/2034(3)(4)	500,000	499,098

Amur Equipment Finance Receivables XV LLC Series 2025-1A, Class D 5.68% due 8/20/2032(3)	346,000	350,610

Avis Budget Rental Car Funding AESOP LLC Series 2023-4A, Class D 7.31% due 6/20/2029(3)	1,046,000	1,052,367

Bain Capital Credit CLO Ltd. Series 2024-4A, Class D1 7.379% (3 mo. USD Term SOFR + 3.10%) due 10/23/2037(3)(4)	1,000,000	997,400

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Ballyrock CLO 21 Ltd. Series 2022-21A, Class BR 6.22% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(3)(4)	$1,000,000	$1,000,705

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 6.17% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(3)(4)	1,000,000	1,004,769

Carlyle U.S. CLO Ltd. Series 2021-7A, Class D1R 7.256% (3 mo. USD Term SOFR + 3.00%) due 4/15/2040(3)(4)	500,000	500,813

Carvana Auto Receivables Trust Series 2021-N3, Class E 3.16% due 6/12/2028(3)	1,330,227	1,297,098

CIFC Funding Ltd. Series 2018-2A, Class CR 6.27% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)	1,000,000	1,004,163

Coinstar Funding LLC Series 2017-1A, Class A2 5.216% due 4/25/2047(3)	920,000	850,962

Compass Datacenters Issuer II LLC Series 2025-1A, Class B1 5.756% due 5/25/2050(3)	557,000	571,778

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 6.27% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(3)(4)	1,300,000	1,302,664

Empower CLO Ltd. Series 2022-1A, Class CR 6.22% (3 mo. USD Term SOFR + 1.95%) due 10/20/2037(3)(4)	1,000,000	1,000,718

Exeter Automobile Receivables Trust Series 2024-3A, Class E 7.84% due 10/15/2031(3)	230,000	239,368

FHF Issuer Trust
Series 2025-1A, Class C 5.69% due 8/15/2031(3)	741,000	750,440
Series 2025-1A, Class D 5.95% due 6/15/2032(3)	467,000	473,941

Fora Financial Asset Securitization LLC Series 2024-1A, Class A 6.33% due 8/15/2029(3)	416,000	417,856

Foundation Finance Trust Series 2023-2A, Class D 9.10% due 6/15/2049(3)	729,318	775,682

Generate CLO 8 Ltd. Series 8A, Class CR2 6.37% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(3)(4)	1,000,000	1,002,077

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Hilton Grand Vacations Trust Series 2025-1A, Class C 5.52% due 5/27/2042(3)	$429,000	$432,158

Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class C 6.552% (30 day SOFR + 2.25%) due 3/21/2033(3)(4)	242,120	242,036
Series 2025-1, Class D 7.802% (30 day SOFR + 3.50%) due 3/21/2033(3)(4)	448,370	448,216

LL ABS Trust Series 2022-2A, Class D 9.00% due 5/15/2030(3)	1,769,000	1,786,072

MVW LLC Series 2025-1A, Class C 5.75% due 9/22/2042(3)	385,029	391,666

Neuberger Berman Loan Advisers CLO 49 Ltd. Series 2022-49A, Class DR 7.082% (3 mo. USD Term SOFR + 2.80%) due 7/25/2035(3)(4)	1,000,000	996,400

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 6.02% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(3)(4)	1,000,000	1,002,137

OnDeck Asset Securitization IV LLC
Series 2025-1A, Class B 5.52% due 4/19/2032(3)	500,000	498,932
Series 2025-1A, Class C 6.64% due 4/19/2032(3)	250,000	248,373
Series 2025-1A, Class D 8.77% due 4/19/2032(3)	200,000	200,799

PRET LLC Series 2025-NPL4, Class A1 6.368% due 4/25/2055(3)(4)(5)	687,843	686,507

QTS Issuer ABS I LLC Series 2025-1A, Class B 5.928% due 5/25/2055(3)	310,000	314,050

RAD CLO 27 Ltd. Series 2024-27A, Class D1 7.091% (3 mo. USD Term SOFR + 2.80%) due 1/15/2038(3)(4)	1,000,000	995,800

Sierra Timeshare Receivables Funding LLC Series 2025-1A, Class D 6.86% due 1/21/2042(3)	770,126	743,255

Sotheby’s Artfi Master Trust Series 2024-1A, Class D 7.91% due 12/22/2031(3)	832,000	838,192

Tricolor Auto Securitization Trust
Series 2025-1A, Class C 5.72% due 10/15/2029(3)	906,000	922,188
Series 2025-1A, Class D 6.84% due 4/15/2031(3)	370,000	378,968

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)
Series 2025-1A, Class E 10.37% due 4/15/2032(3)	$400,000	$405,277

Westlake Automobile Receivables Trust Series 2025-P1, Class D 5.59% due 7/15/2032(3)	346,000	351,163

Total Asset-Backed Securities (Cost $29,508,897)		29,554,526
Corporate Bonds & Notes – 33.6%

Aerospace & Defense – 0.3%

Bombardier, Inc. 7.45% due 5/1/2034(3)	524,000	569,153

		569,153
Airlines – 0.6%

American Airlines, Inc. 8.50% due 5/15/2029(3)	517,000	541,723

Latam Airlines Group SA 7.625% due 1/7/2031(3)	382,000	383,723

United Airlines Pass-Through Trust Series 2014-2, Class A 3.75% due 9/3/2026	159,117	156,860

		1,082,306
Apparel – 0.2%

Champ Acquisition Corp. 8.375% due 12/1/2031(3)	366,000	390,251

		390,251
Auto Manufacturers – 0.9%

Aston Martin Capital Holdings Ltd. 10.00% due 3/31/2029(3)	342,000	324,719

Ford Motor Credit Co. LLC 7.35% due 11/4/2027	415,000	430,982

General Motors Co. 6.25% due 4/15/2035	200,000	205,750

General Motors Financial Co., Inc. Series A 5.75% due 9/30/2027(4)	471,000	464,566

New Flyer Holdings, Inc. 9.25% due 7/1/2030(3)	84,000	88,774

		1,514,791
Auto Parts & Equipment – 0.3%

Forvia SE 8.00% due 6/15/2030(3)	465,000	476,797

		476,797
Biotechnology – 0.1%

Royalty Pharma PLC 5.40% due 9/2/2034	185,000	187,431

		187,431
Building Materials – 0.5%

JH North America Holdings, Inc. 6.125% due 7/31/2032(3)	200,000	203,518

Quikrete Holdings, Inc. 6.75% due 3/1/2033(3)	163,000	168,139

Wilsonart LLC 11.00% due 8/15/2032(3)	458,000	417,916

		789,573

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Chemicals – 0.6%

Celanese U.S. Holdings LLC 7.20% due 11/15/2033	$258,000	$274,009

Olympus Water U.S. Holding Corp. 7.25% due 6/15/2031(3)	261,000	266,296

Olympus Water U.S. Holding Corp., Reg S 5.375% due 10/1/2029	148,000	159,359

Tronox, Inc. 4.625% due 3/15/2029(3)	422,000	364,009

		1,063,673
Commercial Banks – 1.2%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(4)	608,000	534,007

BNP Paribas SA 9.25% (9.25% fixed rate until 11/17/2027; 5 yr. CMT rate + 4.97% thereafter) due 11/17/2027(3)(4)	200,000	214,190

Citigroup, Inc.
Series W 4.00% (4.00% fixed rate until 12/10/2025; 5 yr. CMT rate + 3.60% thereafter) due 12/10/2025(4)	187,000	185,639
Series X 3.875% (3.875% fixed rate until 2/18/2026; 5 yr. CMT rate + 3.42% thereafter) due 2/18/2026(4)	187,000	184,563

JPMorgan Chase & Co. Series KK 3.65% (3.65% fixed rate until 6/1/2026; 5 yr. CMT rate + 2.85% thereafter) due 6/1/2026(4)	188,000	185,071

Morgan Stanley 4.431% (4.431% fixed rate until 1/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter) due 1/23/2030(4)	183,000	182,581

U.S. Bancorp 5.678% (5.678% fixed rate until 1/23/2034; 1 day USD SOFR + 1.86% thereafter) due 1/23/2035(4)	183,000	190,049

Wells Fargo & Co. 2.879% (2.879% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter) due 10/30/2030(4)	294,000	274,690

		1,950,790
Commercial Services – 2.0%

Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375% due 5/21/2030(3)	160,000	192,577
7.00% due 5/21/2030(3)	228,000	233,255

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Services (continued)

Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 6/15/2030(3)	$415,000	$421,204

Currenta Group Holdings SARL 6.143% (1 mo. EURIBOR + 4.00%) due 5/15/2032(3)(4)	270,000	320,880

Garda World Security Corp. 6.00% due 6/1/2029(3)	448,000	437,091

Herc Holdings, Inc.
7.00% due 6/15/2030(3)	227,000	237,669
7.25% due 6/15/2033(3)	163,000	170,829

Raven Acquisition Holdings LLC 6.875% due 11/15/2031(3)	520,000	519,636

Rentokil Terminix Funding LLC 5.625% due 4/28/2035(3)	201,000	203,913

Veritiv Operating Co. 10.50% due 11/30/2030(3)	584,000	632,525

		3,369,579
Computers – 0.7%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	284,000	289,745

CA Magnum Holdings 5.375% due 10/31/2026(3)	223,000	221,100

Crowdstrike Holdings, Inc. 3.00% due 2/15/2029	219,000	206,810

Gartner, Inc. 3.75% due 10/1/2030(3)	145,000	135,752

Western Digital Corp. 2.85% due 2/1/2029	257,000	238,725

		1,092,132
Diversified Financial Services – 2.6%

American Express Co. Series D 3.55% (3.55% fixed rate until 9/15/2026; 5 yr. CMT rate + 2.85% thereafter) due 9/15/2026(4)	190,000	185,731

Aretec Group, Inc. 10.00% due 8/15/2030(3)	135,000	148,319

Atlas Warehouse Lending Co. LP 6.25% due 1/15/2030(3)	250,000	252,565

Blue Owl Finance LLC 6.25% due 4/18/2034	250,000	257,088

Burford Capital Global Finance LLC 6.875% due 4/15/2030(3)	200,000	199,814

Capital One Financial Corp.
6.183% (6.183% fixed rate until 1/30/2035; 1 day USD SOFR + 2.04% thereafter) due 1/30/2036(4)	358,000	363,868
7.964% (7.964% fixed rate until 11/2/2033; 1 day USD SOFR + 3.37% thereafter) due 11/2/2034(4)	154,000	178,997

Citadel Securities Global Holdings LLC 6.20% due 6/18/2035(3)	250,000	256,663

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

GGAM Finance Ltd.
5.875% due 3/15/2030(3)	$185,000	$186,114
8.00% due 6/15/2028(3)	174,000	184,078

Jane Street Group/JSG Finance, Inc. 6.75% due 5/1/2033(3)	331,000	341,158

LPL Holdings, Inc.
5.75% due 6/15/2035	222,000	224,495
6.00% due 5/20/2034	133,000	137,764

Marex Group PLC 6.404% due 11/4/2029	281,000	289,171

Navient Corp.
4.875% due 3/15/2028	190,000	187,179
5.50% due 3/15/2029	191,000	187,109

Rocket Cos., Inc.
6.125% due 8/1/2030(3)	152,000	155,004
6.375% due 8/1/2033(3)	194,000	198,739

Stonex Escrow Issuer LLC 6.875% due 7/15/2032(3)	388,000	392,326

		4,326,182
Electric – 1.9%

Algonquin Power & Utilities Corp. 4.75% (4.75% fixed rate until 1/18/2027; 5 yr. CMT rate + 3.25% thereafter) due 1/18/2082(4)	287,000	278,935

Alpha Generation LLC 6.75% due 10/15/2032(3)	207,000	213,583

Ameren Corp. 5.375% due 3/15/2035	615,000	618,905

American Electric Power Co., Inc. 3.875% (3.875% fixed rate until 11/15/2026; 5 yr. CMT rate + 2.68% thereafter) due 2/15/2062(4)	391,000	375,028

CMS Energy Corp. 4.75% (4.75% fixed rate until 3/1/2030; 5 yr. CMT rate + 4.12% thereafter) due 6/1/2050(4)	193,000	186,602

Duke Energy Corp. 6.45% (6.45% fixed rate until 6/3/2034; 5 yr. CMT rate + 2.59% thereafter) due 9/1/2054(4)	181,000	186,785

Lightning Power LLC 7.25% due 8/15/2032(3)	441,000	464,139

NRG Energy, Inc.
6.25% due 11/1/2034(3)	98,000	100,036
7.00% due 3/15/2033(3)	266,000	291,916

PSEG Power LLC 5.20% due 5/15/2030(3)	285,000	291,005

Vistra Operations Co. LLC 5.70% due 12/30/2034(3)	230,000	234,163

		3,241,097

June 30, 2025 (unaudited)	Principal Amount	Value
Electrical Components & Equipment – 0.1%

Molex Electronic Technologies LLC 5.25% due 4/30/2032(3)	$146,000	$148,110

		148,110
Entertainment – 1.5%

Caesars Entertainment, Inc. 6.00% due 10/15/2032(3)	474,000	464,572

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25% due 4/15/2030(3)	455,000	469,487

Penn Entertainment, Inc. 4.125% due 7/1/2029(3)	607,000	562,574

Starz Capital Holdings 1, Inc. 5.50% due 4/15/2029(3)	495,000	430,363

Voyager Parent LLC 9.25% due 7/1/2032(3)	347,000	361,664

Warnermedia Holdings, Inc. 5.141% due 3/15/2052	44,000	27,142

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25% due 3/15/2033(3)	274,000	275,808

		2,591,610
Food – 0.6%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	205,658

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50% due 1/15/2036(3)	406,000	406,885

Pilgrim’s Pride Corp. 6.25% due 7/1/2033	298,000	315,141

		927,684
Gas – 0.4%

NiSource, Inc.
6.375% (6.375% fixed rate until 12/31/2034; 5 yr. CMT rate + 2.53% thereafter) due 3/31/2055(4)	294,000	296,032
6.95% (6.95% fixed rate until 8/30/2029; 5 yr. CMT rate + 2.45% thereafter) due 11/30/2054(4)	394,000	410,603

		706,635
Healthcare-Products – 0.2%

Solventum Corp. 5.60% due 3/23/2034	265,000	272,669

		272,669
Healthcare-Services – 1.6%

CHS/Community Health Systems, Inc. 6.875% due 4/15/2029(3)	105,000	83,710

Heartland Dental LLC/Heartland Dental Finance Corp. 10.50% due 4/30/2028(3)	664,000	701,403

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)

Humana, Inc. 5.875% due 3/1/2033	$328,000	$339,539

IQVIA, Inc. 6.25% due 6/1/2032(3)	402,000	413,389

LifePoint Health, Inc.
10.00% due 6/1/2032(3)	201,000	207,181
11.00% due 10/15/2030(3)	217,000	239,807

UnitedHealth Group, Inc. 5.30% due 6/15/2035	72,000	73,454

Universal Health Services, Inc. 2.65% due 10/15/2030	641,000	571,259

		2,629,742
Home Builders – 0.7%

Beazer Homes USA, Inc. 7.50% due 3/15/2031(3)	466,000	472,906

LGI Homes, Inc.
4.00% due 7/15/2029(3)	202,000	180,615
7.00% due 11/15/2032(3)	259,000	246,573

New Home Co., Inc. 8.50% due 11/1/2030(3)	331,000	337,547

		1,237,641
Insurance – 0.3%

Athene Global Funding 2.646% due 10/4/2031(3)	158,000	136,868

BroadStreet Partners, Inc. 5.875% due 4/15/2029(3)	357,000	352,862

		489,730
Investment Companies – 0.5%

Blackstone Private Credit Fund 6.25% due 1/25/2031	147,000	151,178

Blackstone Secured Lending Fund 5.875% due 11/15/2027	100,000	102,142

Blue Owl Credit Income Corp. 5.80% due 3/15/2030	408,000	409,187

Sixth Street Lending Partners 6.50% due 3/11/2029	99,000	102,220

		764,727
Iron & Steel – 0.2%

Mineral Resources Ltd. 9.25% due 10/1/2028(3)	248,000	253,198

		253,198
Leisure Time – 0.3%

NCL Corp. Ltd. 7.75% due 2/15/2029(3)	294,000	312,637

Royal Caribbean Cruises Ltd. 5.625% due 9/30/2031(3)	186,000	187,149

		499,786
Lodging – 1.1%

Choice Hotels International, Inc. 5.85% due 8/1/2034	302,000	304,482

Full House Resorts, Inc. 8.25% due 2/15/2028(3)	512,000	496,276

June 30, 2025 (unaudited)	Principal Amount	Value
Lodging (continued)

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 7/1/2031(3)	$626,000	$576,778

Wynn Macau Ltd. 5.125% due 12/15/2029(3)	408,000	387,902

		1,765,438
Machinery-Diversified – 0.2%

Regal Rexnord Corp. 6.40% due 4/15/2033	324,000	342,300

		342,300
Media – 1.6%

AMC Networks, Inc. 10.50% due 7/15/2032(3)	341,000	345,948

Charter Communications Operating LLC/Charter Communications Operating Capital 5.50% due 4/1/2063	141,000	119,187
6.55% due 6/1/2034	388,000	413,756

CSC Holdings LLC 11.25% due 5/15/2028(3)	277,000	275,665

McGraw-Hill Education, Inc.
7.375% due 9/1/2031(3)	412,000	429,761
8.00% due 8/1/2029(3)	115,000	116,995

Midcontinent Communications 8.00% due 8/15/2032(3)	520,000	551,330

Univision Communications, Inc.
4.50% due 5/1/2029(3)	203,000	184,720
8.50% due 7/31/2031(3)	258,000	258,325

		2,695,687
Mining – 1.2%

Capstone Copper Corp. 6.75% due 3/31/2033(3)	456,000	466,976

Compass Minerals International, Inc. 8.00% due 7/1/2030(3)	448,000	463,815

First Quantum Minerals Ltd.
8.00% due 3/1/2033(3)	255,000	261,538
9.375% due 3/1/2029(3)	200,000	212,382

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(3)	127,000	118,321

Hudbay Minerals, Inc. 4.50% due 4/1/2026(3)	307,000	305,210

Novelis Corp. 3.25% due 11/15/2026(3)	208,000	204,595

		2,032,837
Miscellaneous Manufacturing – 0.3%

Maxam Prill SARL 7.75% due 7/15/2030(3)	565,000	565,644

		565,644
Oil & Gas – 1.3%

Civitas Resources, Inc.
8.75% due 7/1/2031(3)	453,000	458,572
9.625% due 6/15/2033(3)	183,000	187,560

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Long Ridge Energy LLC 8.75% due 2/15/2032(3)	$898,000	$933,031

Occidental Petroleum Corp. 5.55% due 10/1/2034	316,000	310,107

Sunoco LP 6.25% due 7/1/2033(3)	332,000	337,481

		2,226,751
Packaging & Containers – 0.7%

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Reg S 3.00% due 9/1/2029	728,000	767,994

Trivium Packaging Finance BV
8.25% due 7/15/2030(3)	206,000	217,699
12.25% due 1/15/2031(3)	200,000	214,566

		1,200,259
Pharmaceuticals – 1.4%

CVS Health Corp.
4.78% due 3/25/2038	206,000	188,995
7.00% (7.00% fixed rate until 12/10/2029; 5 yr. CMT rate + 2.89% thereafter) due 3/10/2055(4)	236,000	243,911

Herbalife Ltd. 4.25% due 6/15/2028	275,000	250,750

HLF Financing SARL LLC/Herbalife International, Inc. 4.875% due 6/1/2029(3)	118,000	100,115
12.25% due 4/15/2029(3)	169,000	184,994

Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125% due 4/30/2031(3)	527,000	457,520

Teva Pharmaceutical Finance Co. LLC 6.15% due 2/1/2036	867,000	888,016

		2,314,301
Pipelines – 1.8%

Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.25% due 7/15/2032(3)	92,000	97,498

Columbia Pipelines Holding Co. LLC 5.097% due 10/1/2031(3)	179,000	179,822

DT Midstream, Inc.
4.125% due 6/15/2029(3)	115,000	111,148
5.80% due 12/15/2034(3)	375,000	382,500

FTAI Infra Escrow Holdings LLC 10.50% due 6/1/2027(3)	539,000	560,598

Hess Midstream Operations LP 4.25% due 2/15/2030(3)	505,000	485,618

ITT Holdings LLC 6.50% due 8/1/2029(3)	454,000	431,908

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00% due 12/31/2030(3)	532,000	522,376
6.00% due 9/1/2031(3)	247,000	240,921

		3,012,389

June 30, 2025 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts – 1.0%

Broadstone Net Lease LLC 2.60% due 9/15/2031	$141,000	$119,923

GLP Capital LP/GLP Financing II, Inc. 4.00% due 1/15/2031	217,000	204,668

Rithm Capital Corp.
8.00% due 4/1/2029(3)	343,000	346,516
8.00% due 7/15/2030(3)	165,000	165,904

Starwood Property Trust, Inc. 6.50% due 10/15/2030(3)	342,000	353,122

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% due 1/15/2030(3)	184,000	172,347

VICI Properties LP 5.625% due 4/1/2035	298,000	300,402

		1,662,882
Retail – 1.2%

Carvana Co. 9.00% (9.00% Cash or 13.00% PIK) due 6/1/2030(3)(6)	398,000	418,545

Lithia Motors, Inc.
3.875% due 6/1/2029(3)	105,000	100,209
4.375% due 1/15/2031(3)	199,000	189,137

Patrick Industries, Inc. 6.375% due 11/1/2032(3)	351,000	351,997

QXO Building Products, Inc. 6.75% due 4/30/2032(3)	258,000	266,367

Victra Holdings LLC/Victra Finance Corp. 8.75% due 9/15/2029(3)	612,000	640,954

		1,967,209
Semiconductors – 0.1%

Marvell Technology, Inc.
4.75% due 7/15/2030	114,000	114,576
5.45% due 7/15/2035	113,000	113,881

		228,457
Software – 1.3%

AppLovin Corp. 5.50% due 12/1/2034	393,000	399,131

Capstone Borrower, Inc. Series JUN 8.00% due 6/15/2030(3)	272,000	283,459

Cloud Software Group, Inc. 9.00% due 9/30/2029(3)	436,000	452,036

CoreWeave, Inc. 9.25% due 6/1/2030(3)	501,000	512,212

Fiserv, Inc. 5.15% due 8/12/2034	136,000	136,320

Rocket Software, Inc. 6.50% due 2/15/2029(3)	456,000	443,223

		2,226,381
Telecommunications – 0.9%

Frontier Communications Holdings LLC 8.625% due 3/15/2031(3)	361,000	383,682

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Telecommunications (continued)

Level 3 Financing, Inc.
3.75% due 7/15/2029(3)	$239,000	$201,876
6.875% due 6/30/2033(3)	226,859	231,140

Lumen Technologies, Inc.
4.125% due 4/15/2029(3)	201,000	195,921
10.00% due 10/15/2032(3)	184,000	187,974

Vmed O2 U.K. Financing I PLC 4.75% due 7/15/2031(3)	379,000	350,522

		1,551,115
Toys, Games & Hobbies – 0.3%

Hasbro, Inc. 6.05% due 5/14/2034	420,000	433,104

Mattel, Inc. 5.45% due 11/1/2041	117,000	104,129

		537,233
Transportation – 0.9%

Beacon Mobility Corp. 7.25% due 8/1/2030(3)	171,000	174,825

Rand Parent LLC 8.50% due 2/15/2030(3)	681,000	683,227

Stonepeak Nile Parent LLC 7.25% due 3/15/2032(3)	620,000	657,572

		1,515,624

Total Corporate Bonds & Notes (Cost $55,483,372)		56,419,794
Non-Agency Mortgage-Backed Securities – 34.5%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2 3.901% due 8/10/2035(3)	1,100,000	1,096,535

ALA Trust Series 2025-OANA, Class D 7.391% due 6/15/2040(3)(4)(5)	221,000	221,219

Angel Oak Mortgage Trust Series 2024-6, Class A1 4.65% due 11/25/2067(3)(4)(5)	640,328	631,168

BANK Series 2022-BNK43, Class B 5.326% due 8/15/2055(4)(5)	500,000	475,303

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(4)(5)	500,000	505,722

Benchmark Mortgage Trust Series 2024-V5, Class B 6.059% due 1/10/2057(4)(5)	300,000	306,320

BX Commercial Mortgage Trust
Series 2021-VOLT, Class F 6.826% due 9/15/2036(3)(4)(5)	1,453,242	1,446,439
Series 2024-AIR2, Class D 7.103% due 10/15/2041(3)(4)(5)	502,610	504,374
Series 2024-AIRC, Class A 6.003% due 8/15/2039(3)(4)(5)	1,456,079	1,459,483
Series 2024-BIO2, Class D 7.97% due 8/13/2041(3)(4)(5)	780,000	777,184
Series 2024-GPA3, Class C 6.204% due 12/15/2039(3)(4)(5)	456,667	457,120

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

BX Trust
Series 2019-OC11, Class A 3.202% due 12/9/2041(3)	$1,000,000	$932,124
Series 2021-ARIA, Class E 6.671% due 10/15/2036(3)(4)(5)	1,500,000	1,496,261
Series 2022-FOX2, Class A2 5.061% due 4/15/2039(3)(4)(5)	1,023,494	1,022,215
Series 2024-CNYN, Class D 7.002% due 4/15/2041(3)(4)(5)	1,426,714	1,428,062

BXHPP Trust
Series 2021-FILM, Class A 5.077% due 8/15/2036(3)(4)(5)	290,000	277,749
Series 2021-FILM, Class B 5.327% due 8/15/2036(3)(4)(5)	480,000	445,157

BXP Trust Series 2017-GM, Class D 3.539% due 6/13/2039(3)(4)(5)	580,000	546,352

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(4)(5)	1,000,000	969,349

Connecticut Avenue Securities Trust
Series 2021-R01, Class 1B1 7.405% due 10/25/2041(3)(4)(5)	1,500,000	1,536,086
Series 2024-R04, Class 1B1 6.505% due 5/25/2044(3)(4)(5)	690,000	693,774
Series 2024-R05, Class 2B1 6.305% due 7/25/2044(3)(4)(5)	1,800,000	1,806,734
Series 2024-R05, Class 2M2 6.005% due 7/25/2044(3)(4)(5)	910,000	913,128
Series 2024-R06, Class 1M2 5.905% due 9/25/2044(3)(4)(5)	900,000	902,812
Series 2025-R01, Class 1B1 6.006% due 1/25/2045(3)(4)(5)	1,827,000	1,825,833
Series 2025-R01, Class 1M2 5.806% due 1/25/2045(3)(4)(5)	900,000	900,392
Series 2025-R02, Class 1B1 6.256% due 2/25/2045(3)(4)(5)	1,920,000	1,918,889

COOPR Residential Mortgage Trust Series 2025-CES1, Class A1A 5.654% due 5/25/2060(3)(4)(5)	1,046,964	1,052,513

Extended Stay America Trust
Series 2021-ESH, Class E 7.277% due 7/15/2038(3)(4)(5)	1,286,592	1,289,804
Series 2021-ESH, Class F 8.127% due 7/15/2038(3)(4)(5)	1,286,592	1,285,633

Fashion Show Mall LLC Series 2024-SHOW, Class B 5.826% due 10/10/2041(3)(4)(5)	1,100,000	1,115,159

Freddie Mac STACR REMIC Trust
Series 2021-DNA7, Class M2 6.105% due 11/25/2041(3)(4)(5)	1,850,000	1,863,297
Series 2022-DNA2, Class M2 8.055% due 2/25/2042(3)(4)(5)	1,280,000	1,330,104
Series 2024-DNA3, Class M2 5.755% due 10/25/2044(3)(4)(5)	1,820,000	1,822,519
Series 2025-DNA1, Class M2 5.655% due 1/25/2045(3)(4)(5)	1,284,000	1,282,496
Series 2025-HQA1, Class M2 5.955% due 2/25/2045(3)(4)(5)	1,818,000	1,813,907

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

FS Commercial Mortgage Trust Series 2023-4SZN, Class D 9.383% due 11/10/2039(3)(4)(5)	$1,727,000	$1,782,384

GS Mortgage Securities Corp. Trust Series 2025-800D, Class A 6.965% due 11/25/2041(3)(4)(5)	760,000	758,690

GWT Trust Series 2024-WLF2, Class D 7.251% due 5/15/2041(3)(4)(5)	1,120,000	1,122,599

Homeward Opportunities Fund Trust Series 2025-RRTL1, Class A1 5.476% due 3/25/2040(3)(4)(5)	1,850,000	1,842,030

Jackson Park Trust
Series 2019-LIC, Class A 2.766% due 10/14/2039(3)	1,000,000	913,906
Series 2019-LIC, Class B 2.914% due 10/14/2039(3)	640,000	578,936

JPMorgan Chase Bank NA
Series 2020-CL1, Class M1 6.684% due 10/25/2057(3)(4)(5)	1,256,495	1,296,620
Series 2020-CL1, Class M2 6.934% due 10/25/2057(3)(4)(5)	953,552	991,509

MHC Commercial Mortgage Trust Series 2021-MHC, Class F 7.027% due 4/15/2038(3)(4)(5)	240,000	240,006

MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 9.605% due 3/15/2039(3)(4)(5)	807,000	806,694

NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A 6.545% due 3/25/2032(3)(4)(5)	1,540,341	1,538,415

NYC Commercial Mortgage Trust
Series 2021-909, Class C 3.312% due 4/10/2043(3)(4)(5)	385,000	306,647
Series 2025-1155, Class A 5.833% due 6/10/2042(3)	1,651,000	1,638,105

PRPM LLC Series 2025-2, Class A1 6.469% due 5/25/2030(3)(4)(5)	862,723	869,780

Saluda Grade Alternative Mortgage Trust Series 2023-RTL3, Class A1 7.00% due 4/25/2029(3)(4)(5)	1,294,636	1,292,145

Taurus CMBS
Series 2025-UK3A, Class C 0.00% due 7/20/2035(3)(4)(5)	140,000	192,171
Series 2025-UK3A, Class D 0.00% due 7/20/2035(3)(4)(5)	200,000	274,530

Toorak Mortgage Trust Series 2025-RRTL1, Class A1 5.524% due 2/25/2040(3)(4)(5)	730,000	726,421

Vontive Mortgage Trust Series 2025-RTL1, Class A1 6.507% due 3/25/2030(3)(4)(5)	897,000	904,100

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class D 6.382% due 3/15/2038(3)(4)(5)	$735,000	$738,675
Series 2025-VTT, Class E 7.138% due 3/15/2038(3)(4)(5)	459,000	460,397

Worldwide Plaza Trust Series 2017-WWP, Class A 3.526% due 11/10/2036(3)	220,000	154,143

Total Non-Agency Mortgage-Backed Securities (Cost $57,819,940)		57,780,119
Senior Secured Loans – 10.5%

Airlines – 0.1%

American Airlines, Inc. 2025 Term Loan B 7.546% (3 mo. USD Term SOFR + 3.25%) due 5/28/2032(4)	92,000	92,506

		92,506
Auto Parts & Equipment – 0.3%

Clarios Global LP 2025 USD Term Loan B 0.00% due 1/28/2032(4)(7)	430,000	430,271

		430,271
Beverages – 0.2%

Celsius Holdings, Inc. Term Loan 7.492% (3 mo. USD Term SOFR + 3.25%) due 4/1/2032(4)	371,000	372,762

		372,762
Chemicals – 0.4%

Lonza Group AG USD Term Loan B 0.00% due 7/3/2028(4)(7)	670,000	609,399

		609,399
Commercial Services – 0.7%

House of HR Group BV 2024 EUR Term Loan B 7.211% (1 mo. EURIBOR + 5.25%) due 11/3/2029(4)	500,000	558,643

Inspired Finco Holdings Ltd. 2025 EUR Term Loan B6 5.179% (1 mo. EURIBOR + 3.25%) due 2/28/2031(4)	500,000	586,201

		1,144,844
Computers – 0.4%

Nielsen Consumer, Inc. 2025 USD Term Loan 7.827% (1 mo. USD Term SOFR + 3.50%) due 3/6/2028(4)	369,075	368,883

Twitter, Inc. Term Loan 10.927% (1 mo. USD Term SOFR + 6.50%) due 10/26/2029(4)	368,112	359,256

		728,139

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Cosmetics & Personal Care – 0.2%

Journey Personal Care Corp. 2024 Term Loan B 0.00% due 3/1/2028(4)(7)	$368,145	$367,685

		367,685
Distribution/Wholesale – 0.8%

Barentz International BV 2025 USD Term Loan B 7.646% (3 mo. USD Term SOFR + 3.25%) due 3/3/2031(4)	648,375	645,944

Gloves Buyer, Inc. 2025 Term Loan 8.321% (1 mo. USD Term SOFR + 4.00%) due 1/17/2032(4)	650,000	636,187

		1,282,131
Diversified Financial Services – 0.6%

Colossus Acquireco LLC Term Loan B 0.00% due 6/11/2032(4)(7)	552,000	547,998

Mermaid Bidco, Inc. 2024 USD Term Loan B 7.51% (3 mo. USD Term SOFR + 3.25%) due 7/3/2031(4)	505,216	505,216

		1,053,214
Electric – 0.1%

Long Ridge Energy LLC Term Loan B 8.796% (3 mo. USD Term SOFR + 4.50%) due 2/19/2032(4)	85,785	84,391

		84,391
Electronics – 0.4%

II-VI, Inc. 2024 1st Lien Term Loan B 6.327% (1 mo. USD Term SOFR + 2.00%) due 7/2/2029(4)	634,900	635,167

		635,167
Entertainment – 0.8%

CE Intermediate I LLC 2025 Term Loan B 7.45% (3 mo. USD Term SOFR + 3.00%) due 3/25/2032(4)	646,750	645,942

Flutter Financing BV 2025 Term Loan B 6.296% (3 mo. USD Term SOFR + 2.00%) due 6/4/2032(4)	90,700	90,587

International Entertainment JJCO 3 Ltd. USD Term Loan B 8.046% (3 mo. USD Term SOFR + 3.75%) due 4/29/2032(4)	233,000	233,291

June 30, 2025 (unaudited)	Principal Amount	Value
Entertainment (continued)

River Rock Entertainment Authority Term Loan 0.00% due 6/13/2031(4)(7)	$260,000	$252,200

Six Flags Entertainment Corp. 2024 Term Loan B 0.00% due 5/1/2031(4)(7)	148,333	148,333

		1,370,353
Food Service – 0.1%

Gategroup Fin Luxembourg SA USD Term Loan B 0.00% due 5/28/2032(4)(7)	138,000	138,259

		138,259
Forest Products & Paper – 0.2%

SpA Holdings 3 Oy 2025 USD Term Loan B 0.00% due 5/23/2030(4)(7)	362,061	360,703

		360,703
Healthcare-Services – 0.6%

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B 8.53% (3 mo. USD Term SOFR + 4.25%) due 3/30/2029(4)	378,051	341,822

Star Parent, Inc. Term Loan B 8.296% (3 mo. USD Term SOFR + 4.00%) due 9/27/2030(4)	646,725	640,058

		981,880
Insurance – 0.6%

Asurion LLC 2025 Term Loan B13 8.577% (1 mo. USD Term SOFR + 4.25%) due 9/19/2030(4)	443,750	430,660

USI, Inc. 2024 Term Loan C 6.546% (3 mo. USD Term SOFR + 2.25%) due 9/29/2030(4)	646,742	644,517

		1,075,177
Internet – 1.0%

Getty Images, Inc. 2025 USD Term Loan B 0.00% due 2/21/2030(4)(7)	360,000	355,950

Hoya Midco LLC 2025 Term Loan B 6.53% (3 mo. USD Term SOFR + 2.25%) due 2/3/2029(4)	174,290	150,815

Hunter Holdco 3 Ltd. USD Term Loan B 8.646% (3 mo. USD Term SOFR + 4.25%) due 8/19/2028(4)	660,000	627,000

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Internet (continued)

Proofpoint, Inc. 2024 Term Loan 7.327% (1 mo. USD Term SOFR + 3.00%) due 8/31/2028(4)	$572,103	$572,166
2025 Fungible Term Loan 0.00% due 8/31/2028(4)(7)	22,000	22,002

		1,727,933
Lodging – 0.3%

Motel One GmbH EUR Term Loan B 0.00% due 5/3/2032(4)(7)	500,000	590,171

		590,171
Machinery-Diversified – 0.1%

Arcline FM Holdings LLC 2025 Term Loan 7.578% (6 mo. USD Term SOFR + 3.50%) due 6/24/2030(4)	162,916	163,556

		163,556
Media – 0.4%

DirecTV Financing LLC 2024 Term Loan 9.791% (3 mo. USD Term SOFR + 5.25%) due 8/2/2029(4)	617,857	611,957

		611,957
Retail – 0.8%

Foundation Building Materials Holding Co. LLC 2025 Term Loan 9.546% (3 mo. USD Term SOFR + 5.25%) due 1/29/2031(4)	64,000	63,000
2024 Term Loan B2 8.28% (3 mo. USD Term SOFR + 4.00%) due 1/29/2031(4)	666,625	651,386

White Cap Buyer LLC 2024 Term Loan B 7.577% (1 mo. USD Term SOFR + 3.25%) due 10/19/2029(4)	648,371	643,832

		1,358,218
Software – 1.2%

Clearwater Analytics LLC 2025 Term Loan B 6.529% (3 mo. USD Term SOFR + 3.25%) due 4/21/2032(4)	370,000	369,538

Darktrace PLC 1st Lien Term Loan 7.458% (3 mo. USD Term SOFR + 3.25%) due 10/9/2031(4)	359,100	359,236

June 30, 2025 (unaudited)	Principal Amount	Value
Software (continued)

Modena Buyer LLC Term Loan 8.78% (3 mo. USD Term SOFR + 4.50%) due 7/1/2031(4)	$648,371	$623,247

Zuora, Inc. Term Loan B 7.827% (1 mo. USD Term SOFR + 3.50%) due 2/14/2032(4)	640,000	636,531

		1,988,552
Transportation – 0.2%

Van Pool Transportation LLC
2025 Term Loan 0.00% due 6/17/2030(4)(7)	352,607	352,166
2025 Delayed Draw Term Loan 0.00% due 6/17/2030(4)(7)	48,302	48,242

		400,408

Total Senior Secured Loans (Cost $17,572,989)		17,567,676

	Shares	Value
Exchange-Traded Funds – 4.6%

Janus Henderson Emerging Markets Debt Hard Currency ETF	148,216	7,670,059

Total Exchange-Traded Funds (Cost $7,556,000)		7,670,059

	Principal Amount	Value
Repurchase Agreements – 0.7%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,208,976, due 7/1/2025(8)	$1,208,931	1,208,931

Total Repurchase Agreements (Cost $1,208,931)		1,208,931

Total Investments – 109.0% (Cost $181,705,956)		182,801,277

Liabilities in excess of other assets – (9.0)%		(15,073,776)

Total Net Assets – 100.0%		$167,727,501

(1)	Non–income–producing security.
(2)	TBA — To be announced.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $124,457,395, representing 74.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

(4)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.375%	9/15/2027	$1,230,500	$1,233,199

Open forward foreign currency contracts at June 30, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation/ (Depreciation)
BNP Paribas Securities Services	7/3/2025	10,920	EUR	12,216	USD	$648
BNP Paribas Securities Services	7/3/2025	2,153,398	EUR	2,521,815	USD	14,949
BNP Paribas Securities Services	7/3/2025	144,378	USD	126,871	EUR	(5,080)
BNP Paribas Securities Services	7/3/2025	160,421	USD	140,479	EUR	(5,067)
BNP Paribas Securities Services	7/3/2025	178,982	USD	160,000	EUR	(9,502)
BNP Paribas Securities Services	7/3/2025	206,673	USD	180,968	EUR	(6,513)
BNP Paribas Securities Services	7/3/2025	300,959	USD	270,000	EUR	(17,108)
BNP Paribas Securities Services	7/3/2025	339,941	USD	297,965	EUR	(11,070)
BNP Paribas Securities Services	7/3/2025	567,085	USD	489,206	EUR	(9,214)
BNP Paribas Securities Services	7/3/2025	567,213	USD	498,828	EUR	(20,421)
BNP Paribas Securities Services	9/19/2025	2,534,759	USD	2,153,398	EUR	(15,071)
Total						$(83,449)

Open futures contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	140	Long	$28,999,819	$29,123,281	$123,462
U.S. 5-Year Treasury Note	September 2025	314	Long	33,861,614	34,226,000	364,386
U.S. 10-Year Treasury Note	September 2025	15	Long	1,653,559	1,681,875	28,316
U.S. Long Bond	September 2025	45	Long	5,040,419	5,196,094	155,675
Total				$69,555,411	$70,227,250	$671,839

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2025	99	Short	$(10,860,520)	$(11,312,297)	$(451,777)
U.S. Ultra Bond	September 2025	23	Short	(2,669,321)	(2,739,875)	(70,554)
Total				$(13,529,841)	$(14,052,172)	$(522,331)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

PIK — Payment–In–Kind

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$506,642	$—	$—	$506,642
Agency Mortgage-Backed Securities	—	12,093,530	—	12,093,530
Asset-Backed Securities	—	29,554,526	—	29,554,526
Corporate Bonds & Notes	—	56,419,794	—	56,419,794
Non-Agency Mortgage-Backed Securities	—	57,780,119	—	57,780,119
Senior Secured Loans	—	17,567,676	—	17,567,676
Exchange-Traded Funds	7,670,059	—	—	7,670,059
Repurchase Agreements	—	1,208,931	—	1,208,931
Total	$8,176,701	$174,624,576	$—	$182,801,277
Other Financial Instruments
Forward Foreign Currency Contracts
Assets	$—	$15,597	$—	$15,597
Liabilities	—	(99,046)	—	(99,046)
Futures Contracts
Assets	671,839	—	—	671,839
Liabilities	(522,331)	—	—	(522,331)
Total	$149,508	$(83,449)	$—	$66,059

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$182,801,277

Cash	24,497

Foreign currency, at value	1,111

Receivable for investments sold	3,761,594

Interest receivable	1,294,221

Cash deposits with brokers for futures contracts	514,040

Receivable for variation margin on futures contracts	216,144

Unrealized appreciation on open forward foreign currency contracts	15,597

Reimbursement receivable from adviser	1,677

Prepaid expenses	2,242

Total Assets	188,632,400

Liabilities

Payable for investments purchased	20,505,355

Payable for fund shares redeemed	107,890

Unrealized depreciation on open forward foreign currency contracts	99,046

Investment advisory fees payable	71,674

Distribution fees payable	34,459

Accrued custodian and accounting fees	26,892

Accrued audit fees	18,194

Accrued expenses and other liabilities	41,389

Total Liabilities	20,904,899

Total Net Assets	$167,727,501

Net Assets Consist of:

Paid-in capital	$173,887,393

Distributable loss	(6,159,892)

Total Net Assets	$167,727,501

Investments, at Cost	$181,705,956

Foreign Currency, at Cost	$1,096

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,718,103

Net Asset Value Per Share	$10.03

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$5,061,331

Dividends	104,054

Withholding taxes on foreign dividends	(73)

Total Investment Income	5,165,312

Expenses

Investment advisory fees	456,789

Distribution fees	219,610

Custodian and accounting fees	45,139

Professional fees	34,580

Trustees’ and officers’ fees	31,788

Administrative fees	26,816

Shareholder reports	12,910

Transfer agent fees	6,865

Other expenses	5,912

Total Expenses	840,409

Less: Fees waived	(2,972)

Total Expenses, Net	837,437

Net Investment Income/(Loss)	4,327,875

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(844,401)

Net realized gain/(loss) from futures contracts	(612,941)

Net realized gain/(loss) from foreign currency transactions	(57,592)

Net change in unrealized appreciation/(depreciation) on investments	3,729,915

Net change in unrealized appreciation/(depreciation) on futures contracts	1,584,910

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(83,449)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(23,086)

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	3,693,356

Net Increase in Net Assets Resulting From Operations	$8,021,231

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$4,327,875	$9,330,172

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(1,514,934)	2,088,461

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	5,208,290	(8,232,762)

Net Increase in Net Assets Resulting from Operations	8,021,231	3,185,871

Capital Share Transactions

Proceeds from sales of shares	3,893,476	25,594,627

Cost of shares redeemed	(27,497,155)	(64,269,080)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(23,603,679)	(38,674,453)

Net Decrease in Net Assets	(15,582,448)	(35,488,582)

Net Assets

Beginning of period	183,309,949	218,798,531

End of period	$167,727,501	$183,309,949

Other Information:

Shares

Sold	402,081	2,711,481

Redeemed	(2,815,887)	(6,749,508)

Net Decrease	(2,413,806)	(4,038,027)

14	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

15

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$9.58	$0.24	$0.21	$0.45	$10.03	4.70%	(4)

Year Ended 12/31/24	9.44	0.44	(0.30)	0.14	9.58	1.48%

Year Ended 12/31/23	9.00	0.35	0.09	0.44	9.44	4.89%

Year Ended 12/31/22	10.74	0.26	(2.00)	(1.74)	9.00	(16.20)%

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

Year Ended 12/31/20	10.03	0.14	0.57	0.71	10.74	7.08%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$167,728	0.95%	(4)	0.96%	(4)	4.93%	(4)	4.92%	(4)	138%	(4)

183,310	0.94%		0.94%		4.61%		4.61%		186%

218,799	0.91%		0.91%		3.88%		3.88%		343%

232,593	0.88%		0.88%		2.68%		2.68%		182%

315,505	0.87%		0.87%		1.99%		1.99%		172%

306,696	0.89%		0.89%		1.38%		1.38%		163%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

i. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.97%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $2,972.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $219,610 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$195,943,245	$46,739,265
Sales	184,860,016	66,837,562

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase.

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

In addition, these contracts are subject to the risk that the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts during the period ended June 30, 2025.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts

Asset Derivatives
Forward Foreign Currency Contracts[1]	$—	$15,597

Futures Contracts[2]	671,839	—

Liability Derivatives
Forward Foreign Currency Contracts[3]	$—	$(99,046)

Futures Contracts[2]	(522,331)	—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.
[2]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[3]	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

	Interest Rate Contracts	Foreign Currency Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(612,941)	$—

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[2]	$—	$(83,449)

Futures Contracts[3]	1,584,910	—

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$1,568,982

Futures Contracts[4]	534	—

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a

$10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”) engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to

26

their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

27

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International

Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

28

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the

Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of

29

the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data,

which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that

30

the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

31

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that

32

the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

33

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

34

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

35

This Page Intentionally Left Blank

36

This Page Intentionally Left Blank

37

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 25.9%

Federal Home Loan Mortgage Corp. 3.00% due 5/1/2033	$6,668,063	$6,503,645

Federal National Mortgage Association 3.00% due 4/1/2033	5,407,758	5,316,205
3.00% due 9/1/2034	6,757,930	6,552,008
3.00% due 5/1/2037	6,498,526	6,305,169

Freddie Mac Multifamily Structured Pass-Through Certificates

Series K065, Class A2 3.243% due 4/25/2027	2,900,000	2,854,342

Series K068, Class A2 3.244% due 8/25/2027	7,000,000	6,879,362

Total Agency Mortgage-Backed Securities (Cost $34,324,446)		34,410,731
Asset-Backed Securities – 26.3%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937% due 8/15/2046(1)	900,000	869,845

American Express Credit Account Master Trust Series 2022-3, Class A 3.75% due 8/15/2027	2,000,000	1,998,111

Apidos CLO XXII Ltd. Series 2015-22A, Class A2R 6.031% (3 mo. USD Term SOFR + 1.76%) due 4/20/2031(1)(2)	1,000,000	1,000,647

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A 1.66% due 2/20/2028(1)	1,100,000	1,056,639

CARDS II Trust Series 2025-1A, Class A 4.63% due 3/15/2031(1)	3,000,000	3,029,720

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	905,000	909,730

CNH Equipment Trust Series 2024-A, Class A3 4.77% due 6/15/2029	1,000,000	1,005,246

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	450,000	438,257

DLLMT LLC Series 2024-1A, Class A3 4.84% due 8/21/2028(1)	1,000,000	1,008,035

Dryden 53 CLO Ltd. Series 2017-53A, Class B 5.918% (3 mo. USD Term SOFR + 1.66%) due 1/15/2031(1)(2)	1,100,000	1,098,900

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.06% due 9/15/2027	$1,100,000	$1,091,908

GMF Floorplan Owner Revolving Trust Series 2025-1A, Class C 4.88% due 3/15/2029(1)	2,900,000	2,914,784

Hertz Vehicle Financing III LLC Series 2025-1A, Class A 4.91% due 9/25/2029(1)	2,900,000	2,909,282

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	495,000	495,893

Kubota Credit Owner Trust
Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	405,000	408,953
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	405,000	413,778

NextGear Floorplan Master Owner Trust
Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,000,000	1,012,930
Series 2025-1A, Class B 4.89% due 2/15/2030(1)	3,000,000	3,022,335

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class B 5.908% (3 mo. USD Term SOFR + 1.65%) due 4/15/2031(1)(2)	1,209,375	1,208,166

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	600,000	604,093

Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.07% due 2/27/2034(1)	1,735,000	1,696,724

Verizon Master Trust Series 2025-3, Class C 4.90% due 3/20/2030	2,900,000	2,910,009

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	1,000,000	1,005,750

Wheels Fleet Lease Funding 1 LLC
Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	240,000	241,206
Series 2024-3A, Class B 5.07% due 9/19/2039(1)	195,000	198,084
Series 2025-1A, Class C 5.08% due 1/18/2040(1)	2,500,000	2,512,953

Total Asset-Backed Securities (Cost $34,857,644)		35,061,978
Corporate Bonds & Notes – 36.5%
Airlines – 1.0%

Delta Air Lines, Inc. 4.95% due 7/10/2028	1,345,000	1,353,258

		1,353,258

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Biotechnology – 0.4%

Amgen, Inc. 5.15% due 3/2/2028	$500,000	$510,805

		510,805
Commercial Banks – 15.1%

Bank of America Corp. 3.419% (3.419% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter) due 12/20/2028(2)	500,000	488,645

3.559% (3.559% fixed rate until 4/23/2026; 3 mo. USD Term SOFR + 1.32% thereafter) due 4/23/2027(2)	1,000,000	992,810

4.979% (4.979% fixed rate until 1/24/2028; 1 day USD SOFR + 0.83% thereafter) due 1/24/2029(2)	940,000	953,649

5.08% (5.08% fixed rate until 1/20/2026; 1 day USD SOFR + 1.29% thereafter) due 1/20/2027(2)	500,000	501,460

Citibank NA 4.576% due 5/29/2027	2,570,000	2,583,595

Goldman Sachs Group, Inc. 6.484% (6.484% fixed rate until 10/24/2028; 1 day USD SOFR + 1.77% thereafter) due 10/24/2029(2)	2,700,000	2,864,808

JPMorgan Chase & Co. 1.47% (1.47% fixed rate until 9/22/2026; 1 day USD SOFR + 0.77% thereafter) due 9/22/2027(2)	1,000,000	964,760

4.915% (4.915% fixed rate until 1/24/2028; 1 day USD SOFR + 0.80% thereafter) due 1/24/2029(2)	1,400,000	1,418,634

5.299% (5.299% fixed rate until 7/24/2028; 1 day USD SOFR + 1.45% thereafter) due 7/24/2029(2)	500,000	513,365

Mitsubishi UFJ Financial Group, Inc. 5.354% (5.354% fixed rate until 9/13/2027; 1 yr. CMT rate + 1.90% thereafter) due 9/13/2028(2)	300,000	306,525

Morgan Stanley 5.164% (5.164% fixed rate until 4/20/2028; 1 day USD SOFR + 1.59% thereafter) due 4/20/2029(2)	1,900,000	1,937,354

Morgan Stanley Bank NA 4.968% (4.968% fixed rate until 7/14/2027; 1 day USD SOFR + 0.93% thereafter) due 7/14/2028(2)	1,000,000	1,012,140

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Royal Bank of Canada 5.069% (5.069% fixed rate until 7/23/2026; 1 day USD SOFR + 0.79% thereafter) due 7/23/2027(2)	$750,000	$755,460

Sumitomo Mitsui Trust Bank Ltd. 4.45% due 9/10/2027(1)	1,000,000	1,003,710

U.S. Bancorp 4.548% (4.548% fixed rate until 7/22/2027; 1 day USD SOFR + 1.66% thereafter) due 7/22/2028(2)	900,000	902,223

Wells Fargo & Co. 5.574% (5.574% fixed rate until 7/25/2028; 1 day USD SOFR + 2.04% thereafter) due 7/25/2029(2)	2,800,000	2,890,804

		20,089,942
Computers – 1.1%

Dell International LLC/EMC Corp. 4.75% due 4/1/2028	1,450,000	1,467,255

		1,467,255
Diversified Financial Services – 4.8%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% due 4/3/2026	1,400,000	1,396,584

American Express Co. 5.098% (5.098% fixed rate until 2/16/2027; 1 day USD SOFR + 1.00% thereafter) due 2/16/2028(2)	1,100,000	1,112,595

Aviation Capital Group LLC 6.75% due 10/25/2028(1)	1,300,000	1,382,602

Macquarie Airfinance Holdings Ltd. 5.20% due 3/27/2028(1)	1,380,000	1,395,387

OneMain Finance Corp. 3.875% due 9/15/2028	1,100,000	1,053,943

		6,341,111
Electrical Components & Equipment – 1.1%

Molex Electronic Technologies LLC 4.75% due 4/30/2028(1)	1,400,000	1,408,358

		1,408,358
Food – 2.2%

Mars, Inc. 4.55% due 4/20/2028(1)	2,870,000	2,898,557

		2,898,557
Healthcare-Services – 0.9%

Elevance Health, Inc. 4.90% due 2/8/2026	200,000	200,018

HCA, Inc. 5.20% due 6/1/2028	1,000,000	1,021,800

		1,221,818

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Insurance – 1.2%

Aspen Insurance Holdings Ltd. 5.75% due 7/1/2030	$830,000	$844,699

Athene Global Funding 5.516% due 3/25/2027(1)	700,000	712,033

		1,556,732
Leisure Time – 0.4%

Royal Caribbean Cruises Ltd. 5.375% due 7/15/2027(1)	500,000	503,085

		503,085

Lodging – 0.9%

Las Vegas Sands Corp. 5.90% due 6/1/2027	1,000,000	1,021,050

Marriott International, Inc. Series R 3.125% due 6/15/2026	200,000	197,578

		1,218,628
Oil & Gas – 0.5%

Diamondback Energy, Inc. 3.25% due 12/1/2026	200,000	197,128

Hess Corp. 4.30% due 4/1/2027	500,000	498,970

		696,098
Pipelines – 1.5%

Enterprise Products Operating LLC 4.15% due 10/16/2028	1,000,000	999,980

Williams Cos., Inc. 5.30% due 8/15/2028	1,000,000	1,027,660

		2,027,640
Real Estate Investment Trusts – 2.4%

American Tower Corp. 5.80% due 11/15/2028	500,000	521,695

Extra Space Storage LP 3.50% due 7/1/2026	500,000	494,915

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.50% due 8/1/2030	670,000	675,119

VICI Properties LP 4.75% due 4/1/2028	1,450,000	1,462,165

		3,153,894
Software – 0.7%

Fiserv, Inc. 4.20% due 10/1/2028	500,000	497,415

Oracle Corp. 2.30% due 3/25/2028	500,000	474,700

		972,115
Telecommunications – 2.3%

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 3/20/2028(1)	2,585,000	2,602,139

T-Mobile USA, Inc. 3.75% due 4/15/2027	500,000	494,955

		3,097,094

Total Corporate Bonds & Notes (Cost $48,012,956)		48,516,390

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 1.5%

Brean Asset-Backed Securities Trust Series 2025-RM11, Class A1 4.75% due 5/25/2065(1)(2)(3)	$2,095,040	$2,039,687

Total Non-Agency Mortgage-Backed Securities (Cost $2,015,839)		2,039,687
U.S. Treasury Bills – 7.5%

U.S. Treasury Bills 5.511% due 7/3/2025(4)	10,000,000	9,997,685

Total U.S. Treasury Bills (Cost $9,997,689)		9,997,685
Repurchase Agreements – 2.4%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $3,157,751, due 7/1/2025(5)	3,157,631	3,157,631

Total Repurchase Agreements (Cost $3,157,631)		3,157,631

Total Investments – 100.1% (Cost $132,366,205)		133,184,102

Liabilities in excess of other assets – (0.1)%		(85,137)

Total Net Assets – 100.0%		$133,098,965

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $42,002,262, representing 31.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	Interest rate shown reflects the discount rate at time of purchase.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$3,166,400	$3,220,861

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$34,410,731	$—	$34,410,731
Asset-Backed Securities	—	35,061,978	—	35,061,978
Corporate Bonds & Notes	—	48,516,390	—	48,516,390
Non-Agency Mortgage-Backed Securities	—	2,039,687	—	2,039,687
U.S. Treasury Bills	—	9,997,685	—	9,997,685
Repurchase Agreements	—	3,157,631	—	3,157,631
Total	$—	$133,184,102	$—	$133,184,102

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$133,184,102

Interest receivable	746,173

Receivable for fund shares subscribed	27,163

Reimbursement receivable from adviser	19,064

Prepaid expenses	1,652

Total Assets	133,978,154

Liabilities

Payable for investments purchased	669,049

Payable for fund shares redeemed	77,146

Investment advisory fees payable	49,480

Accrued custodian and accounting fees	24,501

Accrued audit fees	21,129

Accrued trustees’ and officers’ fees	111

Accrued expenses and other liabilities	37,773

Total Liabilities	879,189

Total Net Assets	$133,098,965

Net Assets Consist of:
Paid-in capital	$119,367,729
Distributable earnings	13,731,236

Total Net Assets	$133,098,965

Investments, at Cost	$132,366,205

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,144,484

Net Asset Value Per Share	$10.96

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$3,303,651

Dividends	7,028

Total Investment Income	3,310,679

Expenses

Investment advisory fees	319,066

Professional fees	32,335

Custodian and accounting fees	29,195

Trustees’ and officers’ fees	25,867

Administrative fees	24,116

Shareholder reports	11,884

Transfer agent fees	9,542

Other expenses	4,670

Total Expenses	456,675

Less: Fees waived	(123,135)

Total Expenses, Net	333,540

Net Investment Income/(Loss)	2,977,139

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts
Net realized gain/(loss) from investments	539,789
Net realized gain/(loss) from futures contracts	(8,431)
Net change in unrealized appreciation/(depreciation) on investments	568,060
Net change in unrealized appreciation/(depreciation) on futures contracts	45,760

Net Gain on Investments and Derivative Contracts	1,145,178

Net Increase in Net Assets Resulting From Operations	$4,122,317

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND V I P FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$2,977,139	$7,848,688

Net realized gain/(loss) from investments and derivative contracts	531,358	(728,045)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	613,820	269,063

Net Increase in Net Assets Resulting from Operations	4,122,317	7,389,706

Capital Share Transactions

Proceeds from sales of shares	3,204,350	21,089,751

Cost of shares redeemed	(23,431,189)	(49,327,524)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,226,839)	(28,237,773)

Net Decrease in Net Assets	(16,104,522)	(20,848,067)

Net Assets

Beginning of period	149,203,487	170,051,554

End of period	$133,098,965	$149,203,487

Other Information:

Shares

Sold	298,894	2,045,915

Redeemed	(2,169,283)	(4,748,203)

Net Decrease	(1,870,389)	(2,702,288)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$10.65	$0.22	$0.09		$0.31	$10.96	2.91%	(4)

Year Ended 12/31/24	10.17	0.50	(0.02)		0.48	10.65	4.72%

Year Ended 12/31/23	9.77	0.40	(0.00)	(5)	0.40	10.17	4.09%

Period Ended 12/31/22(6)	10.00	0.20	(0.43)		(0.23)	9.77	(2.30)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

	Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$133,099	0.47%	(4)	0.64%	(4)	4.20%	(4)	4.03%	(4)	137%	(4)

149,203	0.49%		0.63%		4.82%		4.68%		185%

170,052	0.50%		0.59%		4.07%		3.98%		274%

186,598	0.49%	(4)	0.58%	(4)	3.00%	(4)	2.91%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2022, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. There were no futures contracts held as of June 30, 2025.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.45% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.48%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $123,135.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$65,796,628	$116,136,242
Sales	85,544,286	123,611,358

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(8,431)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$45,760

Average Number of Notional Amounts
Futures Contracts[3]	65

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

7. Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

17

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP

Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”)

engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

18

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

19

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a

20

Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive.

These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the

Manager or the Sub-advisers (or their respective

affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use

21

resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the

Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the

22

reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

23

Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

24

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the

25

1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

26

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

This Page Intentionally Left Blank

28

This Page Intentionally Left Blank

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Small Cap Value Diversified VIP Fund

(formerly, Guardian Small Cap Core VIP Fund)

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Value Diversified VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Common Stocks – 97.8%

Aerospace & Defense – 1.0%

Leonardo DRS, Inc.	39,491	$1,835,542

		1,835,542
Air Freight & Logistics – 1.7%

GXO Logistics, Inc.(1)	61,678	3,003,719

		3,003,719
Automobile Components – 0.6%

Gentherm, Inc.(1)	35,397	1,001,381

		1,001,381
Banks – 11.0%

Enterprise Financial Services Corp.	61,015	3,361,927

First BanCorp	82,241	1,713,080

First Commonwealth Financial Corp.	139,655	2,266,601

National Bank Holdings Corp., Class A	60,538	2,276,834

Popular, Inc.	19,054	2,099,941

Prosperity Bancshares, Inc.	39,600	2,781,504

Webster Financial Corp.	60,457	3,300,952

WesBanco, Inc.	54,270	1,716,560

		19,517,399
Biotechnology – 0.5%

Halozyme Therapeutics, Inc.(1)	18,021	937,452

		937,452
Building Products – 0.5%

UFP Industries, Inc.	9,395	933,487

		933,487
Capital Markets – 2.4%

BGC Group, Inc., Class A	412,434	4,219,200

		4,219,200
Chemicals – 2.4%

Ashland, Inc.	31,720	1,594,882

Huntsman Corp.	132,064	1,376,107

Mosaic Co.	35,623	1,299,527

		4,270,516
Commercial Services & Supplies – 5.0%

ABM Industries, Inc.	60,779	2,869,376

BrightView Holdings, Inc.(1)	230,760	3,842,154

Driven Brands Holdings, Inc.(1)	125,344	2,201,041

		8,912,571
Communications Equipment – 0.3%

Calix, Inc.(1)	9,682	514,986

		514,986
Construction & Engineering – 3.0%

Arcosa, Inc.	19,105	1,656,594

MasTec, Inc.(1)	9,942	1,694,415

MYR Group, Inc.(1)	11,106	2,015,184

		5,366,193
Consumer Finance – 1.5%

FirstCash Holdings, Inc.	6,489	876,924

SLM Corp.	53,875	1,766,561

		2,643,485

June 30, 2025 (unaudited)	Shares	Value
Consumer Staples Distribution & Retail – 0.4%

Grocery Outlet Holding Corp.(1)	58,808	$730,395

		730,395
Diversified Consumer Services – 0.9%

ADT, Inc.	198,323	1,679,796

		1,679,796
Diversified REITs – 1.2%

Broadstone Net Lease, Inc.	137,130	2,200,937

		2,200,937
Electric Utilities – 1.7%

Portland General Electric Co.	72,191	2,933,120

		2,933,120
Electronic Equipment, Instruments & Components – 2.4%

Coherent Corp.(1)	21,502	1,918,194

Crane NXT Co.	44,776	2,413,426

		4,331,620
Energy Equipment & Services – 1.5%

Atlas Energy Solutions, Inc.	26,527	354,666

Expro Group Holdings NV(1)	100,061	859,524

Kodiak Gas Services, Inc.	25,375	869,601

Liberty Energy, Inc.	55,397	635,958

		2,719,749
Food Products – 0.9%

Nomad Foods Ltd.	91,867	1,560,820

		1,560,820
Gas Utilities – 1.4%

Spire, Inc.	34,557	2,522,315

		2,522,315
Ground Transportation – 1.4%

Knight-Swift Transportation Holdings, Inc.	55,880	2,471,572

		2,471,572
Health Care Equipment & Supplies – 3.8%

Enovis Corp.(1)	106,781	3,348,652

Teleflex, Inc.	28,984	3,430,546

		6,779,198
Health Care Providers & Services – 0.9%

Tenet Healthcare Corp.(1)	8,870	1,561,120

		1,561,120
Health Care Technology – 1.2%

Phreesia, Inc.(1)	73,540	2,092,948

		2,092,948
Hotels, Restaurants & Leisure – 0.8%

Dave & Buster’s Entertainment, Inc. (United States)(1)	20,764	624,581

Wyndham Hotels & Resorts, Inc.	9,141	742,341

		1,366,922
Household Durables – 0.5%

Century Communities, Inc.	15,024	846,152

		846,152

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2025 (unaudited)	Shares	Value
Insurance – 7.0%

Axis Capital Holdings Ltd.	16,644	$1,727,980

CNO Financial Group, Inc.	48,710	1,879,232

Hanover Insurance Group, Inc.	19,721	3,350,006

Kemper Corp. (United States)	65,101	4,201,618

Primerica, Inc.	1,545	422,820

Slide Insurance Holdings, Inc.(1)	35,057	759,335

		12,340,991
Interactive Media & Services – 1.5%

Cargurus, Inc.(1)	77,060	2,579,198

		2,579,198
Machinery – 1.4%

Hillman Solutions Corp.(1)	224,886	1,605,686

Timken Co.	13,123	952,074

		2,557,760
Marine Transportation – 0.9%

Star Bulk Carriers Corp.	94,210	1,625,123

		1,625,123
Metals & Mining – 7.4%

Alcoa Corp.	49,552	1,462,280

Capstone Copper Corp. (Canada)(1)	363,605	2,232,229

Commercial Metals Co.	29,517	1,443,676

Constellium SE(1)	161,041	2,141,845

ERO Copper Corp.(1)	112,967	1,903,494

thyssenkrupp AG (Germany)	155,174	1,666,342

Warrior Met Coal, Inc.	48,070	2,203,048

		13,052,914
Multi-Utilities – 2.4%

Black Hills Corp.	36,555	2,050,735

Northwestern Energy Group, Inc.	42,702	2,190,613

		4,241,348
Oil, Gas & Consumable Fuels – 6.0%

BKV Corp.(1)	100,874	2,433,081

DHT Holdings, Inc.	168,223	1,818,491

Infinity Natural Resources, Inc., Class A(1)	89,685	1,642,132

Scorpio Tankers, Inc.	68,350	2,674,536

SM Energy Co.	51,916	1,282,844

Viper Energy, Inc.	21,930	836,191

		10,687,275
Passenger Airlines – 0.5%

Allegiant Travel Co.(1)	17,350	953,383

		953,383
Professional Services – 2.5%

First Advantage Corp.(1)	43,224	717,950

KBR, Inc.	32,288	1,547,887

Maximus, Inc.	23,792	1,670,198

NV5 Global, Inc.(1)	18,830	434,785

		4,370,820

June 30, 2025 (unaudited)	Shares	Value
Real Estate Management & Development – 0.9%

Newmark Group, Inc., Class A	136,607	$1,659,775

		1,659,775
Retail REITs – 3.8%

Brixmor Property Group, Inc.	138,006	3,593,676

Getty Realty Corp.	111,495	3,081,722

		6,675,398
Semiconductors & Semiconductor Equipment – 4.6%

Diodes, Inc.(1)	22,470	1,188,438

Silicon Motion Technology Corp., ADR	67,465	5,071,344

Tower Semiconductor Ltd.(1)	41,807	1,812,334

		8,072,116
Software – 4.3%

BlackBerry Ltd.(1)	113,428	519,500

NCR Voyix Corp.(1)	259,773	3,047,137

Teradata Corp.(1)	99,511	2,220,091

Verint Systems, Inc. (United States)(1)	92,630	1,822,032

		7,608,760
Specialty Retail – 1.8%

Advance Auto Parts, Inc.	23,686	1,101,162

Bath & Body Works, Inc.	54,013	1,618,230

Wayfair, Inc., Class A(1)	9,095	465,118

		3,184,510
Textiles, Apparel & Luxury Goods – 2.0%

Gildan Activewear, Inc.	53,067	2,613,019

Under Armour, Inc., Class C(1)	140,900	914,441

		3,527,460
Trading Companies & Distributors – 1.9%

Air Lease Corp.	57,211	3,346,271

		3,346,271

Total Common Stocks (Cost $159,532,025)		173,435,697

	Principal Amount	Value
Repurchase Agreements – 2.2%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $3,907,656, due 7/1/2025(2)	$3,907,508	3,907,508

Total Repurchase Agreements (Cost $3,907,508)		3,907,508

Total Investments – 100.0% (Cost $163,439,533)		177,343,205

Liabilities in excess of other assets – (0.0)%		(73,149)

Total Net Assets – 100.0%		$177,270,056

(1)	Non–income–producing security.

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$3,918,400	$3,985,837

Legend:

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

		Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$171,769,355	$1,666,342	$—	$173,435,697
Repurchase Agreements	—	3,907,508	—	3,907,508
Total	$171,769,355	$5,573,850	$—	$177,343,205

The accompanying notes are an integral part of these financial statements.	3

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$177,343,205

Receivable for investments sold	629,649

Dividends/interest receivable	256,890

Receivable for fund shares subscribed	6,413

Reimbursement receivable from adviser	4,348

Prepaid expenses	2,299

Total Assets	178,242,804

Liabilities

Payable for investments purchased	605,131

Payable for fund shares redeemed	168,375

Investment advisory fees payable	99,361

Distribution fees payable	36,000

Accrued audit fees	14,924

Accrued custodian and accounting fees	11,543

Accrued expenses and other liabilities	37,414

Total Liabilities	972,748

Total Net Assets	$177,270,056

Net Assets Consist of:

Paid-in capital	$80,042,156

Distributable earnings	97,227,900

Total Net Assets	$177,270,056

Investments, at Cost	$163,439,533

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,542,272

Net Asset Value Per Share	$13.09

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Dividends	$1,538,730

Interest	26,281

Withholding taxes on foreign dividends	(4,840)

Total Investment Income	1,560,171

Expenses

Investment advisory fees	596,273

Distribution fees	216,041

Trustees’ and officers’ fees	30,876

Professional fees	30,192

Administrative fees	22,992

Custodian and accounting fees	20,877

Shareholder reports	13,442

Transfer agent fees	8,575

Other expenses	6,247

Total Expenses	945,515

Less: Fees waived	(38,142)

Total Expenses, Net	907,373

Net Investment Income/(Loss)	652,798

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	24,257,262

Net realized gain/(loss) from foreign currency transactions	(9,431)

Net change in unrealized appreciation/(depreciation) on investments	(27,554,530)

Net Loss on Investments and Foreign Currency Transactions	(3,306,699)

Net Decrease in Net Assets Resulting From Operations	$(2,653,901)

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$652,798	$817,942

Net realized gain/(loss) from investments and foreign currency transactions	24,247,831	15,975,864

Net change in unrealized appreciation/(depreciation) on investments	(27,554,530)	(1,607,167)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,653,901)	15,186,639

Capital Share Transactions

Proceeds from sales of shares	16,361,609	5,827,243

Cost of shares redeemed	(27,310,398)	(79,168,390)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,948,789)	(73,341,147)

Net Decrease in Net Assets	(13,602,690)	(58,154,508)

Net Assets

Beginning of period	190,872,746	249,027,254

End of period	$177,270,056	$190,872,746

Other Information:

Shares

Sold	1,346,072	477,045

Redeemed	(2,093,305)	(6,241,360)

Net Decrease	(747,233)	(5,764,315)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$13.36	$0.05		$(0.32)	$(0.27)	$13.09	(2.02)%	(4)

Year Ended 12/31/24	12.42	0.05		0.89	0.94	13.36	7.57%

Year Ended 12/31/23	10.62	0.05		1.75	1.80	12.42	16.95%

Year Ended 12/31/22	13.42	0.03		(2.83)	(2.80)	10.62	(20.86)%

Year Ended 12/31/21	11.40	0.00	(5)	2.02	2.02	13.42	17.72%

Year Ended 12/31/20	11.13	0.05		0.22	0.27	11.40	2.43%

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$177,270	1.05%	(4)	1.09%	(4)	0.76%	(4)	0.72%	(4)	114%	(4)

190,873	1.05%		1.07%		0.38%		0.36%		28%

249,027	1.05%		1.05%		0.42%		0.42%		48%

246,525	1.04%		1.04%		0.23%		0.23%		48%

284,144	1.04%		1.04%		0.01%		0.01%		45%

337,527	1.05%		1.05%		0.53%		0.53%		69%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	7

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Value Diversified VIP Fund (formerly, Guardian Small Cap Core VIP Fund) (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

8

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2025, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

g. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $38,142.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”), effective May 1, 2025. Prior to this date, ClearBridge Investments LLC was sub-adviser to the Fund. Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $216,041 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $195,748,562 and $205,714,573, respectively, for the six months ended June 30, 2025. During the six months ended June 30, 2025, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted or illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid. As of June 30, 2025, the Fund did not hold any PIPEs.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP VALUE DIVERSIFIED VIP FUND

exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market. As of June 30, 2025, the Fund did not hold any SPACs.

h. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

13

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”) engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process

14

and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information

15

and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth

VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S.

Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

16

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive.

These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of

17

the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data,

which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and

18

variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

19

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500 Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

20

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

21

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

22

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

This Page Intentionally Left Blank

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities – 22.7%

Anchorage Capital CLO 7 Ltd. Series 2015-7A, Class BR3 6.333% (3 mo. USD Term SOFR + 2.05%) due 4/28/2037(1)(2)	$462,000	$462,869

Ares XXXIV CLO Ltd. Series 2015-2A, Class BR2 6.141% (3 mo. USD Term SOFR + 1.86%) due 4/17/2033(1)(2)	450,000	450,135

Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A, Class CR 6.17% (3 mo. USD Term SOFR + 1.90%) due 10/20/2037(1)(2)	1,000,000	1,004,769

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 6.281% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(1)(2)	800,000	799,360

Carlyle U.S. CLO Ltd. Series 2017-3A, Class CR2 6.27% (3 mo. USD Term SOFR + 2.00%) due 10/21/2037(1)(2)	3,000,000	3,006,003

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 5.793% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(1)(2)	1,200,000	1,202,758

Citizens Auto Receivables Trust Series 2024-1, Class A3 5.11% due 4/17/2028(1)	1,100,000	1,105,749

CNH Equipment Trust Series 2022-B, Class A4 3.91% due 3/15/2028	1,630,000	1,621,607

CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2 4.50% due 5/20/2049(1)	900,000	876,514

DB Master Finance LLC Series 2021-1A, Class A2II 2.493% due 11/20/2051(1)	1,013,250	936,305

Elmwood CLO 36 Ltd. Series 2024-12RA, Class CR 6.27% (3 mo. USD Term SOFR + 2.00%) due 10/20/2037(1)(2)	1,000,000	1,002,049

Enterprise Fleet Financing LLC Series 2024-3, Class A4 5.06% due 3/20/2031(1)	1,000,000	1,021,139

Ford Credit Auto Lease Trust Series 2024-B, Class B 5.18% due 2/15/2028	600,000	605,076

Generate CLO 10 Ltd. Series 2022-10A, Class BR 5.916% (3 mo. USD Term SOFR + 1.60%) due 1/22/2038(1)(2)	1,200,000	1,199,276

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Generate CLO 8 Ltd. Series 8A, Class CR2 6.37% (3 mo. USD Term SOFR + 2.10%) due 1/20/2038(1)(2)	$1,000,000	$1,002,077

GMF Floorplan Owner Revolving Trust Series 2024-1A, Class B 5.33% due 3/15/2029(1)	942,000	953,733

HPEFS Equipment Trust Series 2023-1A, Class C 5.91% due 4/20/2028(1)	1,000,000	1,001,805

Hyundai Auto Receivables Trust Series 2024-B, Class B 5.04% due 9/16/2030	800,000	813,635

ICG U.S. CLO Ltd. Series 2022-1A, Class A1 5.812% (3 mo. USD Term SOFR + 1.54%) due 7/20/2035(1)(2)	1,500,000	1,499,550

Kubota Credit Owner Trust Series 2025-1A, Class A3 4.67% due 6/15/2029(1)	450,000	454,392
Series 2025-1A, Class A4 4.87% due 7/15/2030(1)	450,000	459,753

Madison Park Funding XXIII Ltd. Series 2017-23A, Class BR 6.094% (3 mo. USD Term SOFR + 1.81%) due 7/27/2031(1)(2)	1,300,000	1,299,090

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class BR3 5.972% (3 mo. USD Term SOFR + 1.70%) due 7/22/2038(1)(2)	1,100,000	1,100,660

Neuberger Berman Loan Advisers CLO 35 Ltd. Series 2019-35A, Class CRR 5.92% (3 mo. USD Term SOFR + 1.65%) due 1/19/2033(1)(2)	1,250,000	1,250,000

NextGear Floorplan Master Owner Trust Series 2024-1A, Class A2 5.12% due 3/15/2029(1)	1,500,000	1,519,395

Nissan Auto Lease Trust Series 2024-B, Class B 5.21% due 12/15/2028	1,050,000	1,061,018

Octagon Investment Partners 50 Ltd. Series 2020-4A, Class DR 7.668% (3 mo. USD Term SOFR + 3.41%) due 1/15/2035(1)(2)	1,100,000	1,084,710

Octagon Loan Funding Ltd. Series 2014-1A, Class CRR 6.786% (3 mo. USD Term SOFR + 2.46%) due 11/18/2031(1)(2)	2,200,000	2,201,540

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

OHA Credit Funding 3 Ltd. Series 2019-3A, Class CR2 6.02% (3 mo. USD Term SOFR + 1.75%) due 1/20/2038(1)(2)	$2,000,000	$2,004,274

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(1)	800,000	805,458

Parallel Ltd. Series 2023-1A, Class A2R 6.117% (3 mo. USD Term SOFR + 1.80%) due 7/20/2036(1)(2)	949,520	949,520

PFP Ltd. Series 2025-12, Class B 6.364% (1 mo. USD Term SOFR + 2.04%) due 12/18/2042(1)(2)(3)	325,000	324,330

RR 36 Ltd. Series 2024-36RA, Class A1R 5.546% (3 mo. USD Term SOFR + 1.29%) due 1/15/2040(1)(2)	1,150,000	1,150,279

Santander Drive Auto Receivables Trust Series 2023-4, Class B 5.77% due 12/15/2028	735,000	744,258

Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA, Class A2 4.63% due 7/20/2027(1)	439,561	440,402

TCW CLO Ltd. Series 2021-1A, Class A1R1 5.63% (3 mo. USD Term SOFR + 1.36%) due 1/20/2038(1)(2)	1,650,000	1,651,247

TIAA CLO IV Ltd. Series 2018-1A, Class A2R 6.02% (3 mo. USD Term SOFR + 1.75%) due 1/20/2032(1)(2)	1,720,000	1,721,335

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1 5.711% (3 mo. USD Term SOFR + 1.44%) due 7/20/2034(1)(2)	800,000	799,760

Vantage Data Centers Issuer LLC Series 2024-1A, Class A2 5.10% due 9/15/2054(1)	800,000	793,730

Westlake Automobile Receivables Trust Series 2023-4A, Class A3 6.24% due 7/15/2027(1)	1,650,000	1,659,488

Wheels Fleet Lease Funding 1 LLC Series 2024-3A, Class A1 4.80% due 9/19/2039(1)	520,000	522,613

June 30, 2025 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Series 2024-3A, Class B 5.07% due 9/19/2039(1)	$375,000	$380,931

World Omni Select Auto Trust Series 2024-A, Class B 5.18% due 6/17/2030	800,000	807,632

Total Asset-Backed Securities (Cost $45,649,815)		45,750,224
Corporate Bonds & Notes – 40.7%

Aerospace & Defense – 2.1%

Boeing Co. 6.528% due 5/1/2034	508,000	552,430
6.858% due 5/1/2054	495,000	542,139

Bombardier, Inc. 7.50% due 2/1/2029(1)	1,063,000	1,115,512

RTX Corp. 6.10% due 3/15/2034	700,000	756,497
6.40% due 3/15/2054	100,000	109,499

TransDigm, Inc. 4.625% due 1/15/2029	1,159,000	1,136,932

		4,213,009
Auto Manufacturers – 1.9%

Ford Motor Credit Co. LLC 6.05% due 3/5/2031	1,079,000	1,076,918

General Motors Financial Co., Inc. 5.35% due 1/7/2030	400,000	404,668
5.55% due 7/15/2029	700,000	714,952
5.60% due 6/18/2031	200,000	204,006

Hyundai Capital America 6.375% due 4/8/2030(1)	818,000	867,677

Wabash National Corp. 4.50% due 10/15/2028(1)	500,000	452,545

		3,720,766
Beverages – 0.7%

Anheuser-Busch InBev Worldwide, Inc. 4.95% due 1/15/2042	400,000	377,520

Bacardi Ltd. 5.15% due 5/15/2038(1)	819,000	752,300

Constellation Brands, Inc. 4.80% due 5/1/2030	188,000	189,397

		1,319,217
Building Materials – 0.9%

JH North America Holdings, Inc. 5.875% due 1/31/2031(1)	504,000	508,914
6.125% due 7/31/2032(1)	504,000	512,865

Standard Industries, Inc. 3.375% due 1/15/2031(1)	860,000	772,366

		1,794,145
Chemicals – 0.5%

Chemours Co. 5.75% due 11/15/2028(1)	573,000	536,901

OCP SA 6.75% due 5/2/2034(1)	416,000	431,238

		968,139

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks – 5.8%

Banco Mercantil del Norte SA, Reg S 6.625% (6.625% fixed rate until 1/24/2032 ; 10 yr. CMT rate + 5.03% thereafter) due 1/24/2032(2)	$345,000	$318,790

Banco Nacional de Comercio Exterior SNC 5.875% due 5/7/2030(1)	205,000	207,987

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; 1 day USD SOFR + 1.53% thereafter) due 7/23/2031(2)	1,000,000	878,300
4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(2)	900,000	897,507

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45% (8.45% fixed rate until 6/29/2033; 5 yr. CMT rate + 4.66% thereafter) due 6/29/2038(1)(2)	303,000	320,677

Deutsche Bank AG 5.403% (5.403% fixed rate until 9/11/2034; 1 day USD SOFR + 2.05% thereafter) due 9/11/2035(2)	1,765,000	1,755,134

Goldman Sachs Group, Inc. 3.102% (3.102% fixed rate until 2/24/2032; 1 day USD SOFR + 1.41% thereafter) due 2/24/2033(2)	300,000	270,075

JPMorgan Chase & Co. 5.04% (5.04% fixed rate until 1/23/2027; 1 day USD SOFR + 1.19% thereafter) due 1/23/2028(2)	400,000	404,292

M&T Bank Corp. 6.082% (6.082% fixed rate until 3/13/2031; 1 day USD SOFR + 2.26% thereafter) due 3/13/2032(2)	1,000,000	1,055,530

Morgan Stanley 5.32% (5.32% fixed rate until 7/19/2034; 1 day USD SOFR + 1.56% thereafter) due 7/19/2035(2)	1,100,000	1,113,310

5.942% (5.942% fixed rate until 2/7/2034; 5 yr. CMT rate + 1.80% thereafter) due 2/7/2039(2)	1,087,000	1,115,936

UBS Group AG 4.375% (4.375% fixed rate until 2/10/2031; 5 yr. CMT rate + 3.31% thereafter) due 2/10/2031(1)(2)	1,263,000	1,116,656

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

5.699% (5.699% fixed rate until 2/8/2034; 1 yr. CMT rate + 1.77% thereafter) due 2/8/2035(1)(2)	$1,075,000	$1,115,441

Wells Fargo & Co. 3.35% (3.35% fixed rate until 3/2/2032; 1 day USD SOFR + 1.50% thereafter) due 3/2/2033(2)	1,217,000	1,111,876

		11,681,511
Commercial Services – 0.5%

Ashtead Capital, Inc. 5.80% due 4/15/2034(1)	1,066,000	1,092,192

		1,092,192
Computers – 0.5%

Booz Allen Hamilton, Inc. 5.95% due 4/15/2035	1,028,000	1,048,796

		1,048,796
Cosmetics & Personal Care – 0.2%

Haleon U.S. Capital LLC 3.625% due 3/24/2032	500,000	467,740

		467,740
Diversified Financial Services – 3.4%

Capital One Financial Corp. 6.051% (6.051% fixed rate until 2/1/2034; 1 day USD SOFR + 2.26% thereafter) due 2/1/2035(2)	1,381,000	1,440,922

Charles Schwab Corp. 6.136% (6.136% fixed rate until 8/24/2033; 1 day USD SOFR + 2.01% thereafter) due 8/24/2034(2)	500,000	540,705
Series K 5.00% (5.00% fixed rate until 6/1/2027; 5 yr. CMT rate + 3.26% thereafter) due 6/1/2027(2)	718,000	717,146

Jefferies Financial Group, Inc. 5.875% due 7/21/2028	400,000	414,856

LPL Holdings, Inc. 4.375% due 5/15/2031(1)	1,505,000	1,441,594

Muthoot Finance Ltd. 7.125% due 2/14/2028(1)	508,000	516,905

Nomura Holdings, Inc. 7.00% (7.00% fixed rate until 7/15/2030; 5 yr. CMT rate + 3.08% thereafter) due 7/15/2030(2)	450,000	457,097

Rocket Cos., Inc. 6.125% due 8/1/2030(1)	337,000	343,659
6.375% due 8/1/2033(1)	337,000	345,233

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.00% due 10/15/2033(1)	188,000	168,132

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)
Shriram Finance Ltd. 6.15% due 4/3/2028(1)	$514,000	$513,969

		6,900,218
Electric – 1.8%

DTE Energy Co. 5.85% due 6/1/2034	700,000	732,046

Engie Energia Chile SA, Reg S 3.40% due 1/28/2030	294,000	273,111

NextEra Energy Capital Holdings, Inc. 5.45% due 3/15/2035	500,000	510,060

Saavi Energia SARL 8.875% due 2/10/2035(1)	554,000	576,337

Xcel Energy, Inc. 5.50% due 3/15/2034	900,000	914,571

XPLR Infrastructure Operating Partners LP 7.25% due 1/15/2029(1)	552,000	565,922

		3,572,047
Environmental Control – 0.1%

Waste Management, Inc. 4.95% due 7/3/2027	200,000	203,460

		203,460
Food – 1.2%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75% due 4/1/2033	200,000	205,658

Kroger Co. 5.50% due 9/15/2054	300,000	284,526

Performance Food Group, Inc. 6.125% due 9/15/2032(1)	537,000	549,737

Post Holdings, Inc. 4.625% due 4/15/2030(1)	578,000	555,961
6.25% due 10/15/2034(1)	762,000	768,439

		2,364,321
Gas – 0.3%

APA Infrastructure Ltd. 5.125% due 9/16/2034(1)	663,000	650,158

		650,158
Healthcare-Services – 0.5%

Toledo Hospital Series B 5.325% due 11/15/2028	71,000	70,830

UnitedHealth Group, Inc. 4.80% due 1/15/2030	400,000	406,212
5.15% due 7/15/2034	600,000	605,616

		1,082,658
Insurance – 3.8%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.875% due 11/1/2029(1)	783,000	771,842

Brown & Brown, Inc. 5.65% due 6/11/2034	1,075,000	1,103,617

Corebridge Financial, Inc. 5.75% due 1/15/2034	1,064,000	1,105,624

June 30, 2025 (unaudited)	Principal Amount	Value
Insurance (continued)

Fairfax Financial Holdings Ltd. 5.75% due 5/20/2035(1)	$182,000	$184,517
6.00% due 12/7/2033	1,268,000	1,323,348

HUB International Ltd. 5.625% due 12/1/2029(1)	782,000	780,366

MetLife, Inc. Series G 6.35% (6.35% fixed rate until 3/15/2035; 5 yr. CMT rate + 2.08% thereafter) due 3/15/2055(2)	485,000	497,930

Nippon Life Insurance Co. 6.50% (6.50% fixed rate until 4/30/2035; 5 yr. CMT rate + 3.19% thereafter) due 4/30/2055(1)(2)	319,000	330,050

Sammons Financial Group, Inc. 6.875% due 4/15/2034(1)	1,422,000	1,522,919

		7,620,213
Leisure Time – 0.3%

VOC Escrow Ltd. 5.00% due 2/15/2028(1)	700,000	696,262

		696,262
Lodging – 0.2%

Las Vegas Sands Corp. 5.625% due 6/15/2028	350,000	357,102

		357,102
Machinery-Diversified – 0.8%

Regal Rexnord Corp. 6.40% due 4/15/2033	1,463,000	1,545,630

		1,545,630
Media – 1.5%

CCO Holdings LLC/CCO Holdings Capital Corp. 4.50% due 8/15/2030(1)	846,000	806,331

Charter Communications Operating LLC/Charter Communications Operating Capital 3.90% due 6/1/2052	820,000	561,946
5.25% due 4/1/2053	100,000	85,238
6.10% due 6/1/2029	700,000	732,942

Virgin Media Finance PLC 5.00% due 7/15/2030(1)	886,000	809,335

		2,995,792
Mining – 2.3%

Anglo American Capital PLC 2.875% due 3/17/2031(1)	249,000	224,797
4.75% due 3/16/2052(1)	222,000	185,066
5.50% due 5/2/2033(1)	727,000	738,944

Eldorado Gold Corp. 6.25% due 9/1/2029(1)	125,000	125,419

IAMGOLD Corp. 5.75% due 10/15/2028(1)	511,000	505,297

Northern Star Resources Ltd. 6.125% due 4/11/2033(1)	1,045,000	1,086,152

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Mining (continued)

Novelis Corp. 3.875% due 8/15/2031(1)	$1,264,000	$1,134,592

Rio Tinto Finance USA PLC 5.25% due 3/14/2035	660,000	671,339

		4,671,606
Oil & Gas – 2.6%

BP Capital Markets PLC 6.45% (6.45% fixed rate until 12/1/2033; 5 yr. CMT rate + 2.15% thereafter) due 12/1/2033(2)	732,000	749,934

Cenovus Energy, Inc. 2.65% due 1/15/2032	600,000	518,502

Eni SpA 5.50% due 5/15/2034(1)	758,000	763,821

Occidental Petroleum Corp. 5.55% due 10/1/2034	1,085,000	1,064,765

Petroleos Mexicanos 5.95% due 1/28/2031	202,000	182,394

Raizen Fuels Finance SA 5.70% due 1/17/2035(1)	441,000	413,138

Santos Finance Ltd. 6.875% due 9/19/2033(1)	997,000	1,088,614

SierraCol Energy Andina LLC 6.00% due 6/15/2028(1)	385,000	356,452

		5,137,620
Pharmaceuticals – 0.6%

AstraZeneca PLC 6.45% due 9/15/2037	400,000	449,016

Becton Dickinson & Co. 4.298% due 8/22/2032	200,000	193,618

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 4/30/2028(1)	573,000	550,762

		1,193,396
Pipelines – 2.5%

Cheniere Energy Partners LP 5.95% due 6/30/2033	500,000	521,745

DCP Midstream Operating LP 3.25% due 2/15/2032	1,649,000	1,455,721

Energy Transfer LP 5.70% due 4/1/2035	400,000	407,364
6.20% due 4/1/2055	300,000	295,422

MPLX LP 5.50% due 6/1/2034	100,000	100,481

ONEOK, Inc. 5.05% due 11/1/2034	300,000	291,987

Plains All American Pipeline LP/PAA Finance Corp. 5.70% due 9/15/2034	734,000	747,175

Targa Resources Corp. 5.50% due 2/15/2035	400,000	401,588

Venture Global Calcasieu Pass LLC 6.25% due 1/15/2030(1)	538,000	554,861

Western Midstream Operating LP 5.45% due 11/15/2034	300,000	294,261

		5,070,605

June 30, 2025 (unaudited)	Principal Amount	Value
Real Estate – 0.3%

Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75% due 1/15/2029(1)	$658,000	$577,678

		577,678
Real Estate Investment Trusts – 2.3%

Boston Properties LP 5.75% due 1/15/2035	1,105,000	1,111,630
6.50% due 1/15/2034	519,000	555,829

Brixmor Operating Partnership LP 4.125% due 5/15/2029	600,000	590,232

SBA Communications Corp. 3.125% due 2/1/2029	800,000	755,608

Store Capital LLC 2.70% due 12/1/2031	1,301,000	1,103,508
4.625% due 3/15/2029	554,000	544,809

		4,661,616
Retail – 1.0%

Home Depot, Inc. 4.95% due 6/25/2034	400,000	404,640

O’Reilly Automotive, Inc. 5.00% due 8/19/2034	500,000	496,620

Patrick Industries, Inc. 4.75% due 5/1/2029(1)	1,144,000	1,110,458

		2,011,718
Semiconductors – 0.3%

Broadcom, Inc. 3.137% due 11/15/2035(1)	658,000	555,030

		555,030
Software – 0.3%

Fiserv, Inc. 5.625% due 8/21/2033	600,000	623,076

		623,076
Telecommunications – 0.9%

Rogers Communications, Inc. 3.80% due 3/15/2032	1,196,000	1,111,383
5.30% due 2/15/2034	300,000	300,333

T-Mobile USA, Inc. 2.70% due 3/15/2032	491,000	432,492

		1,844,208
Trucking & Leasing – 0.5%

SMBC Aviation Capital Finance DAC 5.55% due 4/3/2034(1)	1,073,000	1,084,320

		1,084,320
Water – 0.1%

Aegea Finance SARL 9.00% due 1/20/2031(1)	261,000	275,697

		275,697

Total Corporate Bonds & Notes (Cost $81,190,108)		81,999,946
Municipals – 0.1%

Oklahoma Development Finance Authority Series C 5.45% due 8/15/2028	230,000	223,642

Total Municipals (Cost $221,745)		223,642

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Non-Agency Mortgage-Backed Securities – 9.0%

Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class C 6.604% due 1/15/2037(1)(2)(3)	$1,000,000	$998,951

BANK
Series 2019-BN24, Class AS 3.283% due 11/15/2062(2)(3)	1,413,000	1,290,266
Series 2022-BNK43, Class B 5.326% due 8/15/2055(2)(3)	500,000	475,303

BBCMS Mortgage Trust Series 2024-5C29, Class B 5.858% due 9/15/2057(2)(3)	300,000	303,433

Benchmark Mortgage Trust
Series 2024-V11, Class AM 6.201% due 11/15/2057(2)(3)	1,000,000	1,044,984
Series 2024-V5, Class AM 6.417% due 1/10/2057(2)(3)	855,000	890,632
Series 2024-V5, Class B 6.059% due 1/10/2057(2)(3)	360,000	367,584

BMO Mortgage Trust Series 2023-C6, Class AS 6.55% due 9/15/2056(2)(3)	950,000	1,023,097

Citigroup Commercial Mortgage Trust Series 2016-C3, Class AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,090,517

Dwight Issuer LLC Series 2025-FL1, Class AS 6.591% due 9/18/2042(1)(2)(3)	639,000	637,873

Freddie Mac STACR REMIC Trust Series 2022-HQA3, Class M1A 6.605% due 8/25/2042(1)(2)(3)	950,560	968,108

Greystone CRE Notes LLC Series 2025-FL4, Class B 6.901% due 1/15/2043(1)(2)(3)	114,500	114,231

MF1 LLC
Series 2025-FL19, Class AS 6.306% due 5/18/2042(1)(2)(3)	1,053,777	1,052,735
Series 2025-FL19, Class B 6.656% due 5/18/2042(1)(2)(3)	1,092,085	1,089,830

Morgan Stanley Capital I Trust
Series 2020-L4, Class AS 2.88% due 2/15/2053	750,000	672,805
Series 2021-L6, Class AS 2.749% due 6/15/2054(2)(3)	1,700,000	1,475,432

NEW Residential Mortgage Loan Trust Series 2025-NQM2, Class A1 5.566% due 4/25/2065(1)(2)(3)	381,658	384,264

OBX Trust Series 2025-NQM4, Class A1 5.40% due 2/25/2055(1)(2)(3)	894,967	895,997

PMT Loan Trust Series 2025-INV4, Class A9 5.50% due 3/25/2056(1)(2)(3)	778,299	780,994

Provident Funding Mortgage Trust Series 2025-2, Class A4 5.50% due 6/25/2055(1)(2)(3)	948,927	950,245

June 30, 2025 (unaudited)	Principal Amount		Value
Non-Agency Mortgage-Backed Securities (continued)

Stack Infrastructure Issuer LLC Series 2021-1A, Class A2 1.877% due 3/26/2046(1)		$1,250,000	$1,220,466

Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A 5.677% due 2/15/2040(1)(2)(3)		340,217	340,250

Total Non-Agency Mortgage-Backed Securities (Cost $18,389,650)			18,067,997
Foreign Government – 2.1%

Angola Government International Bonds, Reg S 8.00% due 11/26/2029	USD	457,000	414,184

Dominican Republic International Bonds 4.875% due 9/23/2032(1)	USD	562,000	519,187

Egypt Government International Bonds, Reg S 7.30% due 9/30/2033	USD	510,000	452,492

Ivory Coast Government International Bonds 7.625% due 1/30/2033(1)	USD	562,000	553,969

Nigeria Government International Bonds, Reg S 7.375% due 9/28/2033	USD	591,000	527,657

Republic of South Africa Government International Bonds, Reg S 7.10% due 11/19/2036	USD	430,000	426,697

Serbia International Bonds 6.00% due 6/12/2034(1)	USD	651,000	657,874

Turkiye Government International Bonds
5.875% due 5/21/2030	USD	288,000	361,627
7.625% due 5/15/2034	USD	218,000	223,352

Total Foreign Government (Cost $4,087,869)			4,137,039
U.S. Government Securities – 23.8%

U.S. Treasury Bonds 4.25% due 2/15/2054		$2,000,000	1,825,000
4.50% due 11/15/2054		12,471,000	11,890,319
4.625% due 11/15/2044		25,789,000	25,249,043

U.S. Treasury Notes 4.25% due 1/31/2030		7,274,000	7,418,912
4.25% due 11/15/2034		1,600,000	1,605,500

Total U.S. Government Securities (Cost $48,583,635)			47,988,774
Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $1,965,813, due 7/1/2025(4)		1,965,739	1,965,739

Total Repurchase Agreements (Cost $1,965,739)			1,965,739

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)	Value

Total Investments – 99.4% (Cost $200,088,561)	$200,133,361

Assets in excess of other liabilities – 0.6%	1,296,238

Total Net Assets – 100.0%	$201,429,599

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $85,294,009, representing 42.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$1,971,200	$2,005,107

Open forward foreign currency contracts at June 30, 2025:

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Depreciation
Citibank NA	7/18/2025	214,336	USD	188,717	EUR	$ (8,199)
Merrill Lynch International	7/18/2025	85,770	USD	75,487	EUR	(3,244)
State Street Bank & Trust Co.	7/18/2025	61,101	USD	53,796	EUR	(2,334)
Total						$ (13,777)

Open futures contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2025	139	Long	$29,073,510	$28,915,258	$(158,252)

Legend:

CLO — Collateralized Loan Obligation

CMT — Constant Maturity Treasury

EUR — Euro

REMIC — Real Estate Mortgage Investment Conduit

SOFR — Secured Overnight Financing Rate

STACR — Structured Agency Credit Risk

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$45,750,224	$—	$45,750,224
Corporate Bonds & Notes	—	81,999,946	—	81,999,946
Municipals	—	223,642	—	223,642
Non-Agency Mortgage-Backed Securities	—	18,067,997	—	18,067,997
Foreign Government	—	4,137,039	—	4,137,039
U.S. Government Securities	—	47,988,774	—	47,988,774
Repurchase Agreements	—	1,965,739	—	1,965,739
Total	$—	$200,133,361	$—	$200,133,361
Other Financial Instruments
Forward Foreign Currency Contracts
Liabilities	$—	$(13,777)	$—	$(13,777)
Futures Contracts
Liabilities	(158,252)	—	—	(158,252)
Total	$(158,252)	$(13,777)	$—	$(172,029)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$200,133,361

Interest receivable	2,095,783

Cash deposits with brokers for futures contracts	183,480

Receivable for fund shares subscribed	8,530

Reimbursement receivable from adviser	6,074

Prepaid expenses	2,822

Total Assets	202,430,050

Liabilities

Payable for investments purchased	450,000

Payable for variation margin on futures contracts	175,856

Payable for fund shares redeemed	158,415

Investment advisory fees payable	74,362

Distribution fees payable	41,312

Accrued custodian and accounting fees	27,315

Accrued audit fees	18,194

Unrealized depreciation on open forward foreign currency contracts	13,777

Accrued expenses and other liabilities	41,220

Total Liabilities	1,000,451

Total Net Assets	$201,429,599

Net Assets Consist of:

Paid-in capital	$209,676,369

Distributable loss	(8,246,770)

Total Net Assets	$201,429,599

Investments, at Cost	$200,088,561

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	20,222,347

Net Asset Value Per Share	$9.96

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$5,616,206

Total Investment Income	5,616,206

Expenses

Investment advisory fees	474,724

Distribution fees	263,736

Custodian and accounting fees	40,144

Trustees’ and officers’ fees	38,284

Professional fees	38,252

Administrative fees	29,726

Shareholder reports	12,051

Transfer agent fees	7,829

Other expenses	7,115

Total Expenses	911,861

Less: Fees waived	(68,289)

Total Expenses, Net	843,572

Net Investment Income/(Loss)	4,772,634

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(844,673)

Net realized gain/(loss) from futures contracts	(171,367)

Net realized gain/(loss) from forward foreign currency contracts	(15,180)

Net realized gain/(loss) from foreign currency transactions	1,723

Net change in unrealized appreciation/(depreciation) on investments	3,243,582

Net change in unrealized appreciation/(depreciation) on futures contracts	593,170

Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	(13,777)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	60

Net Gain on Investments, Derivative Contracts and Foreign Currency Transactions	2,793,538

Net Increase in Net Assets Resulting From Operations	$7,566,172

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$4,772,634	$10,782,882

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(1,029,497)	1,430,065

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	3,823,035	(7,781,044)

Net Increase in Net Assets Resulting from Operations	7,566,172	4,431,903

Capital Share Transactions

Proceeds from sales of shares	4,143,186	29,429,874

Cost of shares redeemed	(30,510,912)	(67,669,702)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(26,367,726)	(38,239,828)

Net Decrease in Net Assets	(18,801,554)	(33,807,925)

Net Assets

Beginning of period	220,231,153	254,039,078

End of period	$201,429,599	$220,231,153

Other Information:

Shares

Sold	427,525	3,116,534

Redeemed	(3,132,525)	(7,086,075)

Net Decrease	(2,705,000)	(3,969,541)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$9.61	$0.22	$0.13	$0.35	$9.96	3.64%	(4)

Year Ended 12/31/24	9.44	0.43	(0.26)	0.17	9.61	1.80%

Year Ended 12/31/23	8.98	0.36	0.10	0.46	9.44	5.12%

Year Ended 12/31/22	10.61	0.24	(1.87)	(1.63)	8.98	(15.36)%

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

Year Ended 12/31/20	10.03	0.14	0.53	0.67	10.70	6.68%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$201,430	0.80%	(4)	0.86%	(4)	4.52%	(4)	4.46%	(4)	92%	(4)

220,231	0.79%		0.85%		4.51%		4.45%		201%

254,039	0.79%		0.82%		3.94%		3.91%		324%

266,370	0.79%		0.80%		2.54%		2.53%		154%

355,203	0.79%		0.79%		1.68%		1.68%		155%

333,391	0.79%		0.81%		1.40%		1.38%		112%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on high current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Forward Foreign Currency Contracts The Fund may enter into forward foreign currency contracts. A forward

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by the Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, or to exchange one currency for another. Upon entering into a forward foreign currency contract, the Fund may be required to post margin equal to its outstanding exposure thereunder. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the forward foreign currency contract is settled.

d. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

e. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. During the six months ended June 30, 2025, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2025.

f. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

i. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.82% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2025, the expense limitation was 0.79%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $68,289.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $263,736 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$108,452,936	$83,466,719
Sales	101,318,823	107,240,915

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie

Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Although forward foreign currency contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. In addition, these contracts are subject to the risk that the counterparty may not be able to meet the terms of the contracts as well as the risk of unanticipated movements in the value of foreign currencies relative to the U.S. dollar. Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund used forward foreign currency contracts during the period ended June 30, 2025.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Foreign Currency Contracts

Liability Derivatives
Forward Foreign Currency Contracts[1]	$—	$(13,777)
Futures Contracts[2]	(158,252)	—

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.
[2]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

	Interest Rate Contracts	Foreign Currency Contracts

Net Realized Gain/(Loss)
Forward Foreign Currency Contracts[1]	$—	$(15,180)

Futures Contracts[2]	(171,367)	—

Net Change in Unrealized Appreciation/(Depreciation)
Forward Foreign Currency Contracts[3]	$—	$(13,777)

Futures Contracts[4]	593,170	—

Average Number of Notional Amounts
Forward Foreign Currency Contracts	$—	$206,162

Futures Contracts[5]	151	—

[1]	Statement of Operations location: Net realized gain/(loss) from forward foreign currency contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[5]	Amount represents number of contracts.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

21

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”)

engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

22

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

23

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder

24

Investment Management North America Limited (also a Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and

(vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including

25

investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

26

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

27

Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.
•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

28

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

29

1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

30

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.
•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

31

This Page Intentionally Left Blank

32

This Page Intentionally Left Blank

33

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2025

Semi-Annual Report

Financial Statements and Other Information

All Data as of June 30, 2025

Guardian U.S. Government/Credit VIP Fund

(formerly, Guardian U.S. Government Securities VIP Fund)

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government/Credit VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2025. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Agency Mortgage-Backed Securities – 3.6%

Uniform Mortgage-Backed Security 5.00% due 7/1/2039(1)	$1,314,000	$1,323,553
5.00% due 8/1/2039(1)	111,000	111,763
5.50% due 8/1/2039(1)	289,000	294,159
5.50% due 7/1/2040(1)	1,742,000	1,773,669
6.00% due 7/1/2039(1)	1,288,000	1,324,360
6.00% due 8/1/2039(1)	212,000	217,944

Total Agency Mortgage-Backed Securities (Cost $5,009,467)		5,045,448
Asset-Backed Securities – 3.9%

Birch Grove CLO 8 Ltd. Series 2024-8A, Class A1 5.90% (3 mo. USD Term SOFR + 1.63%) due 4/20/2037(2)(3)	1,000,000	1,003,800

BlueMountain CLO Ltd. Series 2014-2A, Class BR2 6.281% (3 mo. USD Term SOFR + 2.01%) due 10/20/2030(2)(3)	600,000	599,520

Cathedral Lake VI Ltd. Series 2021-6A, Class AN 5.793% (3 mo. USD Term SOFR + 1.51%) due 4/25/2034(2)(3)	1,200,000	1,202,758

Oscar U.S. Funding XV LLC Series 2023-1A, Class A3 5.81% due 12/10/2027(2)	600,000	604,093

Palmer Square CLO Ltd. Series 2020-3A, Class A1R2 5.976% (3 mo. USD Term SOFR + 1.65%) due 11/15/2036(2)(3)	500,000	500,650

Parallel Ltd. Series 2023-1A, Class A1R 5.708% (3 mo. USD Term SOFR + 1.39%) due 7/20/2036(2)(3)	360,000	360,000

Toyota Auto Loan Extended Note Trust Series 2025-1A, Class A 4.65% due 5/25/2038(2)	280,000	283,555

Voya CLO Ltd. Series 2019-1A, Class A2RR 5.856% (3 mo. USD Term SOFR + 1.60%) due 10/15/2037(2)(3)	1,000,000	1,000,926

Total Asset-Backed Securities (Cost $5,525,270)		5,555,302
Corporate Bonds & Notes – 41.6%
Aerospace & Defense – 0.7%

Boeing Co. 6.298% due 5/1/2029	1,000,000	1,057,270

		1,057,270
Agriculture – 0.9%

BAT Capital Corp. 6.343% due 8/2/2030	342,000	368,447

Imperial Brands Finance PLC 5.875% due 7/1/2034(2)	570,000	584,324

June 30, 2025 (unaudited)	Principal Amount	Value
Agriculture (continued)

Japan Tobacco, Inc. 5.25% due 6/15/2030(2)	$296,000	$304,563

		1,257,334
Airlines – 0.1%

United Airlines Pass-Through Trust Series 2020-1, Class A 5.875% due 10/15/2027	161,383	164,316

		164,316
Auto Manufacturers – 2.1%

Ford Motor Credit Co. LLC 6.054% due 11/5/2031	527,000	524,307
7.35% due 11/4/2027	876,000	909,735

Honda Motor Co. Ltd. 4.688% due 7/8/2030	657,000	658,596

Hyundai Capital America 5.50% due 3/30/2026(2)	531,000	534,340

Mercedes-Benz Finance North America LLC 4.75% due 3/31/2028(2)	304,000	306,523

		2,933,501
Beverages – 0.4%

Bacardi Ltd./Bacardi-Martini BV 5.40% due 6/15/2033(2)	601,000	599,029

		599,029
Biotechnology – 0.3%

Illumina, Inc. 5.75% due 12/13/2027	298,000	305,408

Regeneron Pharmaceuticals, Inc. 1.75% due 9/15/2030	233,000	202,391

		507,799
Commercial Banks – 9.1%

AIB Group PLC 6.608% (6.608% fixed rate until 9/13/2028; 1 day USD SOFR + 2.33% thereafter) due 9/13/2029(2)(3)	431,000	455,838

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; 3 mo. USD Term SOFR + 1.57% thereafter) due 7/23/2029(3)	638,000	636,233

Barclays PLC 5.20% due 5/12/2026	542,000	544,097

Capital One 5.974% (5 yr. USD Swap rate + 1.73%) due 8/9/2028(3)	518,000	532,727

Citigroup, Inc. 6.27% (6.27% fixed rate until 11/17/2032; 1 day USD SOFR + 2.34% thereafter) due 11/17/2033(3)	1,113,000	1,198,757

Citizens Financial Group, Inc. 5.253% (5.253% fixed rate until 3/5/2030; 1 day USD SOFR + 1.26% thereafter) due 3/5/2031(3)	731,000	740,715

The accompanying notes are an integral part of these financial statements.	1

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Goldman Sachs Group, Inc. 2.383% (2.383% fixed rate until 7/21/2031; 1 day USD SOFR + 1.25% thereafter) due 7/21/2032(3)	$782,000	$682,960

JPMorgan Chase & Co. 2.956% (2.956% fixed rate until 5/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter) due 5/13/2031(3)	394,000	364,202
2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(3)	1,054,000	947,019
4.995% (4.995% fixed rate until 7/22/2029; 1 day USD SOFR + 1.13% thereafter) due 7/22/2030(3)	479,000	487,684

Morgan Stanley 5.042% (5.042% fixed rate until 7/19/2029; 1 day USD SOFR + 1.22% thereafter) due 7/19/2030(3)	1,089,000	1,107,655
5.123% (5.123% fixed rate until 2/1/2028; 1 day USD SOFR + 1.73% thereafter) due 2/1/2029(3)	400,000	406,984

PNC Financial Services Group, Inc. 4.812% (4.812% fixed rate until 10/21/2031; 1 day USD SOFR + 1.26% thereafter) due 10/21/2032(3)	933,000	935,286

Truist Financial Corp. 5.867% (5.867% fixed rate until 6/8/2033; SOFR + 2.36% thereafter) due 6/8/2034(3)	455,000	475,088

U.S. Bancorp 5.046% (5.046% fixed rate until 2/12/2030; 1 day USD SOFR + 1.06% thereafter) due 2/12/2031(3)	375,000	381,806
6.787% (6.787% fixed rate until 10/26/2026; 1 day USD SOFR + 1.88% thereafter) due 10/26/2027(3)	306,000	315,097

UBS Group AG 2.746% (2.746% fixed rate until 2/11/2032; H15T1Y + 1.100% thereafter) due 2/11/2033(2)(3)	1,094,000	954,723

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; 1 day USD SOFR + 2.10% thereafter) due 6/2/2028(3)	505,000	486,663
5.389% (5.389% fixed rate until 4/24/2033; SOFR + 2.02% thereafter) due 4/24/2034(3)	1,217,000	1,246,184

		12,899,718

June 30, 2025 (unaudited)	Principal Amount	Value
Commercial Services – 0.9%

GXO Logistics, Inc. 6.25% due 5/6/2029	$385,000	$402,267

Rentokil Terminix Funding LLC 5.625% due 4/28/2035(2)	229,000	232,318

Rollins, Inc. 5.25% due 2/24/2035	583,000	584,959

		1,219,544
Computers – 0.5%

Booz Allen Hamilton, Inc. 3.875% due 9/1/2028(2)	381,000	368,682

Gartner, Inc. 4.50% due 7/1/2028(2)	383,000	378,868

		747,550
Diversified Financial Services – 2.6%

Air Lease Corp. 5.85% due 12/15/2027	445,000	460,397

Aircastle Ltd. 2.85% due 1/26/2028(2)	671,000	638,913

American Express Co. 5.282% (5.282% fixed rate until 7/27/2028; 1 day USD SOFR + 1.28% thereafter) due 7/27/2029(3)	479,000	492,546

Aviation Capital Group LLC 1.95% due 1/30/2026(2)	390,000	383,846

Avolon Holdings Funding Ltd. 3.25% due 2/15/2027(2)	786,000	766,255

LPL Holdings, Inc. 4.625% due 11/15/2027(2)	377,000	375,956
5.20% due 3/15/2030	228,000	231,434

Nuveen LLC 5.85% due 4/15/2034(2)	284,000	295,570

		3,644,917
Electric – 5.3%

Alliant Energy Finance LLC 5.95% due 3/30/2029(2)	353,000	369,979

American Electric Power Co., Inc. 5.20% due 1/15/2029	192,000	196,950

American Transmission Systems, Inc. 2.65% due 1/15/2032(2)	243,000	213,799

Capital Power U.S. Holdings, Inc. 6.189% due 6/1/2035(2)	189,000	195,005

Dominion Energy South Carolina, Inc. Series 2025 5.30% due 1/15/2035	242,000	247,382

DTE Energy Co. 5.10% due 3/1/2029	551,000	562,086

Entergy Texas, Inc. 5.25% due 4/15/2035	809,000	816,410

Evergy Missouri West, Inc. 5.65% due 6/1/2034(2)	696,000	711,590

Fells Point Funding Trust 3.046% due 1/31/2027(2)	313,000	306,358

FirstEnergy Pennsylvania Electric Co. 3.25% due 3/15/2028(2)	629,000	610,105

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Electric (continued)

Idaho Power Co. 5.20% due 8/15/2034	$363,000	$369,559

Kentucky Utilities Co. Series KENT 5.45% due 4/15/2033	450,000	465,448

Liberty Utilities Co. 5.869% due 1/31/2034(2)	356,000	363,074

Monongahela Power Co. 5.85% due 2/15/2034(2)	437,000	454,012

NorthWestern Corp. 5.073% due 3/21/2030(2)	449,000	456,759

PSEG Power LLC 5.75% due 5/15/2035(2)	117,000	120,412

Public Service Enterprise Group, Inc. 5.20% due 4/1/2029	367,000	377,595

Puget Energy, Inc. 5.725% due 3/15/2035(2)	464,000	467,573

Vistra Operations Co. LLC 6.95% due 10/15/2033(2)	150,000	164,894

		7,468,990
Engineering & Construction – 0.3%

Jacobs Engineering Group, Inc. 6.35% due 8/18/2028	356,000	374,373

		374,373
Entertainment – 0.1%

Warnermedia Holdings, Inc. 3.755% due 3/15/2027	99,000	93,534

		93,534
Food – 1.5%

Hershey Co. 5.10% due 2/24/2035	290,000	294,521

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.625% due 1/15/2032	413,000	377,784

JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. 5.50% due 1/15/2036(2)	372,000	372,811

Mars, Inc. 5.00% due 3/1/2032(2)	1,073,000	1,087,346

		2,132,462
Gas – 0.3%

National Fuel Gas Co. 4.75% due 9/1/2028	370,000	370,292

		370,292
Healthcare-Products – 0.5%

Solventum Corp. 5.45% due 3/13/2031	721,000	748,398

		748,398
Healthcare-Services – 1.4%

Centene Corp. 3.375% due 2/15/2030	390,000	359,139

Fresenius Medical Care U.S. Finance III, Inc. 3.00% due 12/1/2031(2)	151,000	131,974

June 30, 2025 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)

HCA, Inc. 5.45% due 4/1/2031	$363,000	$374,220

Sutter Health Series 2025 5.213% due 8/15/2032	437,000	448,856

UnitedHealth Group, Inc. 4.50% due 4/15/2033	543,000	529,105
4.65% due 1/15/2031	94,000	94,530

		1,937,824
Insurance – 2.6%

Athene Global Funding 5.322% due 11/13/2031(2)	552,000	556,300

Brighthouse Financial Global Funding 2.00% due 6/28/2028(2)	399,000	367,694

Brown & Brown, Inc. 2.375% due 3/15/2031	536,000	471,728
5.25% due 6/23/2032	36,000	36,735
5.55% due 6/23/2035	73,000	74,528

GA Global Funding Trust 5.50% due 4/1/2032(2)	303,000	308,045

New York Life Global Funding 4.55% due 1/28/2033(2)	951,000	930,782

Northwestern Mutual Global Funding 5.16% due 5/28/2031(2)	892,000	914,871

		3,660,683
Internet – 0.6%

Uber Technologies, Inc. 4.50% due 8/15/2029(2)	915,000	910,288

		910,288
Investment Companies – 0.3%

HAT Holdings I LLC/HAT Holdings II LLC 8.00% due 6/15/2027(2)	435,000	452,596

		452,596
Leisure Time – 0.7%

Carnival Corp. 4.00% due 8/1/2028(2)	500,000	489,365

Royal Caribbean Cruises Ltd. 3.70% due 3/15/2028	525,000	511,345

		1,000,710
Lodging – 0.2%

Las Vegas Sands Corp. 3.50% due 8/18/2026	243,000	239,603

		239,603
Machinery-Diversified – 0.6%

nVent Finance SARL 4.55% due 4/15/2028	548,000	548,581

Regal Rexnord Corp. 6.30% due 2/15/2030	352,000	368,864

		917,445
Mining – 1.1%

Anglo American Capital PLC 5.50% due 5/2/2033(2)	200,000	203,286
5.625% due 4/1/2030(2)	269,000	279,077

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
Mining – (continued)

Glencore Funding LLC 5.186% due 4/1/2030(2)	$721,000	$735,110

Rio Tinto Finance USA PLC 5.00% due 3/14/2032	367,000	373,286

		1,590,759
Miscellaneous Manufacturing – 0.2%

Siemens Funding BV 4.90% due 5/28/2032(2)	307,000	311,765

		311,765
Oil & Gas – 1.0%

Continental Resources, Inc. 4.375% due 1/15/2028	443,000	436,807

Expand Energy Corp. 5.375% due 2/1/2029	461,000	461,609

Occidental Petroleum Corp. 5.20% due 8/1/2029	290,000	290,960

Ovintiv, Inc. 5.65% due 5/15/2028	274,000	281,743

		1,471,119
Pharmaceuticals – 0.7%

Bayer U.S. Finance LLC 6.375% due 11/21/2030(2)	914,000	973,830

		973,830
Pipelines – 1.8%

Columbia Pipelines Holding Co. LLC 5.097% due 10/1/2031(2)	371,000	372,703

DT Midstream, Inc. 4.125% due 6/15/2029(2)	250,000	241,625

Energy Transfer LP 7.375% due 2/1/2031(2)	720,000	754,675

Kinder Morgan, Inc. 5.00% due 2/1/2029	144,000	146,300

NGPL PipeCo LLC 3.25% due 7/15/2031(2)	612,000	544,582

ONEOK, Inc. 5.375% due 6/1/2029	359,000	366,632

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% due 1/15/2029	144,000	146,929

		2,573,446
Real Estate Investment Trusts – 1.7%

Crown Castle, Inc. 3.30% due 7/1/2030	489,000	457,636

GLP Capital LP/GLP Financing II, Inc. 5.375% due 4/15/2026	544,000	544,484

Public Storage Operating Co. 4.375% due 7/1/2030	227,000	226,532

Regency Centers LP 5.00% due 7/15/2032	219,000	221,459

Tanger Properties LP 2.75% due 9/1/2031	327,000	286,864

VICI Properties LP/VICI Note Co., Inc. 4.625% due 12/1/2029(2)	646,000	633,513

		2,370,488

June 30, 2025 (unaudited)	Principal Amount	Value
Retail – 0.3%

Alimentation Couche-Tard, Inc. 5.267% due 2/12/2034(2)	$368,000	$368,707

		368,707
Semiconductors – 1.1%

Broadcom, Inc. 4.15% due 4/15/2032(2)	653,000	628,754

Foundry JV Holdco LLC 5.50% due 1/25/2031(2)	522,000	535,269

Marvell Technology, Inc. 5.75% due 2/15/2029	445,000	463,130

		1,627,153
Software – 1.4%

AppLovin Corp. 5.375% due 12/1/2031	269,000	273,753

MSCI, Inc. 3.625% due 9/1/2030(2)	686,000	643,674

Oracle Corp. 4.65% due 5/6/2030	545,000	550,216

Paychex, Inc. 5.35% due 4/15/2032	537,000	551,252

		2,018,895
Telecommunications – 0.3%

T-Mobile USA, Inc. 3.375% due 4/15/2029	386,000	371,710

		371,710

Total Corporate Bonds & Notes (Cost $58,355,357)		59,016,048
Non-Agency Mortgage-Backed Securities – 1.1%

BBCMS Mortgage Trust Series 2025-5C34, Class A3 5.659% due 5/15/2058	200,000	208,401

BMO Mortgage Trust Series 2024-5C5, Class A3 5.857% due 2/15/2057	440,000	458,183

Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-5C1, Class A3 5.635% due 3/15/2058	240,000	249,292

Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class A4 2.942% due 10/15/2049	418,000	410,085
Series 2021-SAVE, Class A 5.677% due 2/15/2040(2)(3)(4)	183,194	183,211

Total Non-Agency Mortgage-Backed Securities (Cost $1,497,037)		1,509,172
U.S. Government Securities – 51.9%

U.S. Treasury Notes 1.50% due 11/30/2028	2,343,000	2,177,709
1.875% due 2/15/2032	891,000	782,827
2.625% due 5/31/2027	5,473,000	5,360,333
3.375% due 9/15/2027	3,285,000	3,262,416
3.625% due 8/31/2029	5,045,000	5,020,563

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
3.875% due 8/15/2034	$2,500,000	$2,441,797
4.00% due 2/28/2030	1,626,000	1,642,133
4.125% due 1/31/2027	5,557,000	5,583,049
4.125% due 2/28/2027	4,094,000	4,115,749
4.125% due 10/31/2029	4,780,000	4,849,086
4.125% due 8/31/2030	2,609,000	2,646,912
4.25% due 2/28/2029	5,136,000	5,227,485
4.25% due 6/30/2029	2,565,000	2,613,094
4.25% due 1/31/2030	7,543,000	7,693,271
4.25% due 11/15/2034	2,515,000	2,523,645
4.375% due 7/15/2027	4,270,000	4,323,375
4.375% due 8/31/2028	3,719,000	3,792,508
4.50% due 5/31/2029	4,688,000	4,816,554
4.625% due 2/15/2035	1,609,300	1,660,848
4.875% due 10/31/2030	2,949,000	3,095,989

Total U.S. Government Securities (Cost $73,131,118)		73,629,343
Repurchase Agreements — 0.7%

Fixed Income Clearing Corp., 1.36%, dated 6/30/2025, proceeds at maturity value of $974,538, due 7/1/2025(5)	974,501	974,501

Total Repurchase Agreements (Cost $974,501)		974,501

Total Investments — 102.8% (Cost $144,492,750)		145,729,814

Liabilities in excess of other assets — (2.8)%		(3,932,167)

Total Net Assets — 100.0%		$141,797,647
(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2025, the aggregate market value of these securities amounted to $31,100,463, representing 21.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2025.
(4)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	4.375%	5/15/2034	$977,200	$994,000

Open futures contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2025	49	Long	$10,311,594	$10,193,149	$ (118,445)
U.S. 5-Year Treasury Note	September 2025	7	Long	762,625	763,000	375
Total				$11,074,219	$10,956,149	$ (118,070)

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$5,045,448	$—	$5,045,448
Asset-Backed Securities	—	5,555,302	—	5,555,302
Corporate Bonds & Notes	—	59,016,048	—	59,016,048
Non-Agency Mortgage-Backed Securities	—	1,509,172	—	1,509,172
U.S. Government Securities	—	73,629,343	—	73,629,343
Repurchase Agreements	—	974,501	—	974,501
Total	$—	$145,729,814	$—	$145,729,814
Other Financial Instruments
Futures Contracts
Assets	$375	$—	$—	$375
Liabilities	(118,445)	—	—	(118,445)
Total	$(118,070)	$—	$—	$(118,070)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statement of Assets and Liabilities As of June 30, 2025 (unaudited)
Assets

Investments, at value	$145,729,814

Receivable for investments sold	1,768,080

Interest receivable	1,709,425

Cash deposits with brokers for futures contracts	67,550

Receivable for fund shares subscribed	29,900

Reimbursement receivable from adviser	18,586

Prepaid expenses	1,788

Total Assets	149,325,143

Liabilities

Payable for investments purchased	7,265,852

Payable for fund shares redeemed	80,054

Investment advisory fees payable	54,821

Distribution fees payable	29,160

Accrued audit fees	23,063

Payable for variation margin on futures contracts	23,058

Accrued custodian and accounting fees	12,256

Accrued trustees’ and officers’ fees	54

Accrued expenses and other liabilities	39,178

Total Liabilities	7,527,496

Total Net Assets	$141,797,647

Net Assets Consist of:

Paid-in capital	$139,751,887

Distributable earnings	2,045,760

Total Net Assets	$141,797,647

Investments, at Cost	$144,492,750

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,669,223

Net Asset Value Per Share	$10.37

Statement of Operations For the Six Months Ended June 30, 2025 (unaudited)
Investment Income

Interest	$3,398,372

Dividends	54,790

Total Investment Income	3,453,162

Expenses

Investment advisory fees	352,585

Distribution fees	187,545

Professional fees	34,864

Trustees’ and officers’ fees	27,298

Administrative fees	24,776

Custodian and accounting fees	24,182

Shareholder reports	11,654

Transfer agent fees	8,390

Other expenses	4,969

Total Expenses	676,263

Less: Fees waived	(121,129)

Total Expenses, Net	555,134

Net Investment Income/(Loss)	2,898,028

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(851,620)

Net realized gain/(loss) from futures contracts	(71,101)

Net change in unrealized appreciation/(depreciation) on investments	3,980,386

Net change in unrealized appreciation/(depreciation) on futures contracts	(54,339)

Net Gain on Investments and Derivative Contracts	3,003,326

Net Increase in Net Assets Resulting From Operations	$5,901,354

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/25	For the Year Ended 12/31/24

Operations

Net investment income/(loss)	$2,898,028	$6,141,327

Net realized gain/(loss) from investments and derivative contracts	(922,721)	(82,138)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	3,926,047	(2,855,944)

Net Increase in Net Assets Resulting from Operations	5,901,354	3,203,245

Capital Share Transactions

Proceeds from sales of shares	3,552,633	24,881,005

Cost of shares redeemed	(24,611,757)	(55,590,849)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,059,124)	(30,709,844)

Net Decrease in Net Assets	(15,157,770)	(27,506,599)

Net Assets

Beginning of period	156,955,417	184,462,016

End of period	$141,797,647	$156,955,417

Other Information:

Shares

Sold	353,177	2,538,412

Redeemed	(2,420,106)	(5,624,081)

Net Decrease	(2,066,929)	(3,085,669)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/25	$9.97	$0.19	$0.21	$0.40	$10.37	4.01%	(4)

Year Ended 12/31/24	9.80	0.35	(0.18)	0.17	9.97	1.73%

Year Ended 12/31/23	9.42	0.29	0.09	0.38	9.80	4.03%

Year Ended 12/31/22	10.27	0.11	(0.96)	(0.85)	9.42	(8.28)%

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$141,798	0.74%	(4)	0.90%	(4)	3.86%	(4)	3.70%	(4)	116%	(4)

156,955	0.74%		0.88%		3.56%		3.42%		228%

184,462	0.75%		0.85%		3.07%		2.97%		369%	(5)

201,323	0.75%		0.83%		1.18%		1.10%		52%

273,908	0.75%		0.82%		0.61%		0.54%		64%

263,190	0.75%		0.84%		0.84%		0.75%		76%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the Fund.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

June 30, 2025 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government/Credit VIP Fund (formerly, Guardian U.S. Government Securities VIP Fund) (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The Board of Trustees has designated Park Avenue Institutional Advisers LLC (“Park Avenue”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. Park Avenue has established a Fair Valuation Committee and has adopted fair valuation procedures that provide methodologies for fair valuing securities. These procedures include monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer evaluation. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and reports to the Board of Trustees on at least a quarterly basis.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities for which market quotations are not readily available or securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market are valued at their fair values as determined in good faith by Park Avenue, as the Board of Trustee’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with Park Avenue’s procedures and under the general oversight of the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2025, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2025 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2025, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve positioning, (iii) manage risk, (iv) enhance potential returns, or (v) as substitutes for permitted Fund investments. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may also enter into cleared swaps with a central clearinghouse. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty serving as the clearinghouse, and performance of the transaction is effectively guaranteed against default by such counterparty, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction.

The Fund may not achieve the anticipated benefits of swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2025.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2025.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

h. Segment Reporting The Fund has adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Park Avenue acts as the Fund’s Chief Operating Decision Maker (“CODM’’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2026 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.74% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2025, Park Avenue waived fees and/or paid Fund expenses in the amount of $121,129.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), effective March 3, 2025. Prior to this date, the Fund did not have a sub-adviser. Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred distribution fees in the amount of $187,545 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2025, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$68,261,611	$101,943,221
Sales	35,663,963	150,268,568

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

To-be-announced (“TBA”) securities and purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. The principal risks are that the counterparty may not deliver the security as promised and/or that the value of the TBA security may decline prior to when the Fund receives the security. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Fund to purchase the securities. A Fund will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2025, the Fund did not hold any restricted, other than 144A restricted securities or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as “prepayment risk”) or later (known as “extension risk”) than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. Derivative Instruments Investments in derivatives (including short exposures through derivatives) pose risks in addition to, and potentially greater than, those associated with investing directly in other investments, including potentially heightened liquidity and valuation risk, counterparty risk, market risk, operational risk, and legal risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund. The Fund entered into futures contracts for the six months ended June 30, 2025 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. With respect to exchange traded futures, the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures contracts against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$375

Liability Derivatives
Futures Contracts[1]	$(118,445)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2025 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(71,101)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(54,339)

Average Number of Notional Amounts
Futures Contracts[3]	80

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

j. Market Risk An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if social, political, economic and other conditions and events (such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of the markets, which may result in significant and rapid negative impact on the performance of the Fund’s investments.

k. Loans Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

For additional information about the Fund’s investments and related risks, please refer to the prospectus and the Statement of Additional Information.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT/CREDIT VIP FUND

6. Temporary Borrowings

The Fund, with other funds in the Trust managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for general short-term working capital purposes, including the funding of shareholder redemptions and trade settlements. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 15, 2025. The

Fund did not utilize the credit facility during the six months ended June 30, 2025.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, officers and Trustees of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

Board of Trustees Meeting held February 27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on February 27, 2025 (the “February Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”) considered proposed sub-advisory agreements between Park Avenue Institutional Advisers LLC (the “Manager”) and each of (i) Boston Partners Global Investors, Inc. (“Boston Partners”) engaged to serve as sub-adviser to the Guardian Small Cap Core VIP Fund; (ii) FIAM LLC (“FIAM”) engaged to serve as sub-adviser to the Guardian Core Fixed Income VIP Fund; (iii) Janus Henderson Investors US LLC (“Janus”) engaged to serve as sub-adviser to the Guardian Multi-Sector Bond VIP Fund; (iv) Allspring Global Investments, LLC (“Allspring”) engaged to serve as sub-adviser to the Guardian Short Duration Bond VIP Fund; (v) Massachusetts Financial Services Company (“MFS”) engaged to serve as sub-adviser to the Guardian Total Return Bond VIP

Fund; and (vi) Lord, Abbett & Co. LLC (“Lord Abbett”) engaged to serve as sub-adviser to the Guardian U.S. Government Securities VIP Fund. Boston Partners, FIAM, Janus, Allspring, MFS and Lord Abbett are each referred to as a “Sub-adviser” and are collectively referred to as the “Sub-advisers.” The sub-advisory agreements with the Sub-advisers are each referred to as an Agreement and are collectively referred to as the “Agreements.” Guardian Small Cap Core VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Short Duration Bond VIP Fund, Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund are each referred to as a “Fund” and are collectively referred to as the “Funds.” The Board, including the Independent Trustees voting separately, unanimously approved the Agreements for an initial term of two years. The Trustees also considered and approved modifications to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes.

The Board is responsible for overseeing the management of the Funds. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the February Meeting and at a meeting held on February 3, 2025, the Trustees received materials and information designed to assist in their consideration of the Agreements. At its February 3, 2025 Board meeting, the Trustees received a presentation from representatives of the Sub-advisers regarding the services to be rendered to the Funds. The Manager also discussed proposed changes to certain Funds’ investment objectives, principal investment strategies and principal risks to reflect the Sub-advisers’ investment processes. In light of the proposed changes to the investment strategies and risks, the Trustees considered and approved the change of the name of the Guardian U.S. Government Securities VIP Fund to the Guardian U.S. Government/Credit VIP Fund. The Trustees received written responses from the Sub-advisers to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

20

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager and the Sub-advisers.

In reaching its decisions to approve the Agreements, the Trustees took into account the materials and information described above as well as other materials and information provided to the Trustees and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to the Agreements, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Trustees’ decision to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the Funds by the Sub-advisers; (ii) the investment performance of accounts managed by the Sub-advisers with strategies similar to the Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for the Funds, and the extent to which the Funds may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Sub-advisers (or their affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Agreements and the range of investment advisory services to be provided to the Funds by the Sub-advisers under the oversight of the Manager. In evaluating the investment advisory services, the Trustees considered, among other things, each Sub-adviser’s investment philosophy, style and process and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the Funds, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Funds and the capabilities, resources and reputation of the Sub-advisers.

The Trustees considered that the Sub-advisers’ compliance programs had been reviewed by the Funds’ Chief Compliance Officer and that he determined each Sub-adviser’s program to be reasonably designed to prevent violation of the federal securities laws by a Fund. The Trustees also considered the information presented regarding the capabilities and financial condition of each Sub-adviser and its ability to carry out its responsibilities under its Agreement. The Trustees also considered the information provided by management regarding the personnel, potential benefits and risks, philosophy, and investment processes of the Sub-advisers. The Trustees also considered the presentations by the Sub-advisers to the Board.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services to be provided to the Funds by the Sub-advisers were appropriate.

Investment Performance

The Trustees considered the Sub-advisers’ performance history with respect to similarly-managed investment accounts. While there was no historical Sub-adviser performance information with respect to the Funds for review, the Board noted that it would have an opportunity to review such information in connection with future annual reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed sub-advisory fees to be paid under the Agreements and evaluated the reasonableness of the fees. The Trustees considered information regarding the fees charged to funds and accounts managed by the Sub-advisers with similar strategies as the Funds. The Trustees also considered that the fees to be paid to each Sub-adviser would be paid by the Manager. The Trustees considered that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees did not request or consider any projected profitability information from the Sub-advisers because the Manager, not the Fund, would be responsible for payment of the fees and the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the Funds by the Sub-advisers.

21

Economies of Scale

The Trustees noted that for three of six Funds, the sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on current and anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than the sub-advisory fee, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds. The Trustees concluded that the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Funds.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

Board of Trustees Meeting held March 26-27, 2025

At a meeting of the Board of Trustees (the “Board” or “Trustees”) of Guardian Variable Products Trust (the “Trust”) held on March 26-27, 2025 (the “March Meeting”), the Trustees, including the Trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Balanced Allocation VIP Fund; Guardian Core Fixed Income VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Equity Income VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund; Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select

Mid-Cap Core VIP Fund; Guardian Short Duration Bond VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at the March Meeting (the “Management Agreement”); and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement and Sub-Subadvisory Agreement, the “Agreements”) between the Manager and the following investment advisory firms engaged to serve as sub-advisers to certain of the Funds: (i) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (ii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (iii) Schroder Investment Management North America Inc. with respect to Guardian International Equity VIP Fund; (iv) Wellington Management Company LLP with respect to Guardian Balanced Allocation VIP Fund, Guardian Equity Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (v) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vi) Janus Henderson Investors US LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund; (vii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (viii) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (ix) FIAM LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Select Mid Cap Core VIP Fund; (x) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund; and (xi) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, each in substantially the form presented at the March Meeting, (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-subadvisory agreement (the “Sub-Subadvisory Agreement”) between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (also a

22

Sub-adviser) with respect to Guardian International Equity VIP Fund, in substantially the form presented at the March Meeting, for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the March Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustee who is not an Independent Trustee and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the

Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board also received information about the Manager’s role as administrator of the Funds’ derivatives risk and liquidity risk management programs, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the

23

Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to the returns of a relevant benchmark index used for performance evaluation. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available), five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from some Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability because of the arm’s length negotiation.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust, including the expense limitation arrangements for May 1, 2025, through April 30, 2026. Although the Board recognized that the comparisons between the management fees and expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and their evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

24

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for sixteen of twenty-four Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is for the periods ended December 31, 2024, and is considered “in line with” the benchmark index used for performance reporting to the Board if it is within 0.20%. In evaluating total expenses, the Board gave the most weight to the quintile ranking based on the expense limitation for May 1, 2025, through April 30, 2026 (which is reflected in the descriptions below).

Guardian All Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 3000 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and the total expenses were in the 1st quintile of the expense group.

Guardian Balanced Allocation VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than its blended benchmark index, the S&P 500

25

Index (65%) and the Bloomberg US Aggregate Bond Index (35%), for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Core Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and the contractual management fee and the total expenses were in the 3rd quintile of the expense group.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the actual management fee was in the 2nd quintile of the expense group and that contractual management fee and total expenses were in the 3rd quintile of the expense group.

Guardian Equity Income VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Value Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 5-year period, in the 3rd quintile of its performance universe for the 5-year period, and in the 4th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI ACWI Utilities Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 5-year period, in the 4th quintile of its performance universe for the 3-year period and in the 5th quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 3-year and 5-year periods and lower than the Russell 1000 Value Index for the 1-year period.

26

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile of its performance universe for 3-year period, and in the 3rd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the S&P 500 Index for the 1-year period, lower than the S&P 500 Index for the 3-year period, and in line with the S&P 500 Index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian International Equity VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 3-year and 5-year periods and in the 2nd quintile for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Index for the 1-year period and lower than the MSCI EAFE Index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 4th quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was higher than the MSCI EAFE Growth Index for the 1-year and 5-year periods and was lower than the MSCI EAFE Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, the actual management fee was in the 1st quintile of the expense group, and the total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 3rd quintile of its performance universe for the 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell 1000 Value Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that total expenses were in the 3rd quintile of the expense group.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile for its performance universe for the 1-year period, in the 2nd quintile for its performance universe for the 3-year period and in the 4th quintile for its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell 1000 Growth Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Russell Mid Cap Value Index for the 3-year and 5-year periods and lower than the Russell Mid Cap Value Index for the 1-year period.

27

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 3rd quintile of its performance universe for 5-year period.

•	The Board noted that the Fund’s performance was lower than the Russell Midcap Growth Index for the 1-year and 5-year periods and higher than the Russell Midcap Growth Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile and that the total expenses were in the 3rd quintile of the expense group.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and lower than the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and the total expenses were in the 2nd quintile of the expense group.

Guardian Select Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the S&P 400 Index for the 1-year period and in line with the S&P 400 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that, in the meantime, it received monthly performance reports from the Manager.
•	The Board noted that the contractual management fee, the actual management fee and total expenses were in the 1st quintile of the expense group.

Guardian Short Duration Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg US Government/Credit 1-3 Year Bond Index for the 1-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, the actual management fee was in the 2nd quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2000 Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Small-Mid Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and 3-year periods.

•	The Board noted that the Fund’s performance was lower than the Russell 2500 Index for the 1-year and 3-year periods.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

28

•	The Board noted that the contractual management fee and actual management fee were in the 1st quintile of the expense group and the total expenses were in the 2nd quintile of the expense group.

Guardian Strategic Large Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 1st quintile of its performance universe for the 3-year period.

•	The Board noted that the Fund’s performance was lower than the S&P 500 Index for the 1-year period and higher than the S&P 500 Index for the 3-year period.

•	The Board acknowledged the Fund’s short operational history. The Board noted that it would have an opportunity to review such information in connection with future annual reviews. The Board noted that, in the meantime, it received monthly performance reports from the Manager.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that the total expenses were in the 2nd quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile of its performance universe for the 3-year and 5-year periods.
•	The Board noted that the Fund’s performance was higher than the Bloomberg US Aggregate Bond Index for the 1-year and 5-year periods and in line with the Bloomberg US Aggregate Bond Index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that the total expenses were in the 3rd quintile of the expense group.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and 3-year periods and in the 2nd quintile of its performance universe for the 5-year period.

•	The Board noted that the Fund’s performance was higher than the Bloomberg Intermediate US Government/Mortgage Index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 1st quintile of the expense group and the total expenses were in the 3rd quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus.

The Guardian Life Insurance Company of America New York, NY 10001-2159

PUB10527

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Keith A. Namiot
Keith A. Namiot, President
(Principal Executive Officer)

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Keith A. Namiot
Keith A. Namiot, President
(Principal Executive Officer)

Date: September 4, 2025

By (Signature and Title)	/s/ Larry Weiss
Larry Weiss, Treasurer
(Principal Financial and Accounting Officer)

Date: September 4, 2025